UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab International Equity ETF™

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.5%	Common Stock	8,734,424,577	9,702,833,948
0.7%	Preferred Stock	58,771,929	66,389,740
0.0%	Rights	—	567,733
0.3%	Other Investment Companies	36,436,152	36,436,152
99.5%	Total Investments	8,829,632,658	9,806,227,573
0.5%	Other Assets and Liabilities, Net		47,132,762
100.0%	Net Assets		9,853,360,335

Security	Number of Shares	Value ($)
Common Stock 98.5% of net assets

Australia 6.0%
Banks 1.9%
Australia & New Zealand Banking Group Ltd.	1,789,929	37,323,667
Bank of Queensland Ltd.	246,762	2,050,113
Bendigo & Adelaide Bank Ltd.	293,562	2,462,970
Commonwealth Bank of Australia	1,054,307	62,515,579
National Australia Bank Ltd.	1,590,389	35,661,017
Westpac Banking Corp.	1,993,928	45,273,566
		185,286,912
Capital Goods 0.0%
CIMIC Group Ltd.	85,518	2,578,386
Commercial & Professional Services 0.1%
ALS Ltd.	316,634	1,591,097
Brambles Ltd.	912,194	7,042,087
Downer EDI Ltd.	447,543	2,132,309
SEEK Ltd.	178,011	2,238,267
		13,003,760
Consumer Services 0.2%
Aristocrat Leisure Ltd.	391,753	6,357,761
Crown Resorts Ltd.	222,128	2,141,453
Domino's Pizza Enterprises Ltd.	34,979	1,496,525
Flight Centre Travel Group Ltd.	43,722	1,163,946
Tabcorp Holdings Ltd.	448,264	1,528,392
Tatts Group Ltd.	846,333	2,646,220
The Star Entertainment Grp Ltd.	505,926	1,950,977
		17,285,274
Diversified Financials 0.3%
AMP Ltd.	1,780,155	6,692,442
ASX Ltd.	153,382	5,837,147
Challenger Ltd.	370,754	3,530,139
IOOF Holdings Ltd.	265,455	1,788,442
Macquarie Group Ltd.	179,083	11,951,985
Magellan Financial Group Ltd.	66,691	1,250,139
		31,050,294
Energy 0.3%
Caltex Australia Ltd.	166,721	4,103,255
Oil Search Ltd.	715,207	3,785,618
Origin Energy Ltd. *	977,744	5,604,686
Security	Number of Shares	Value ($)
Santos Ltd. *	1,212,064	3,031,798
Whitehaven Coal Ltd. *	419,644	790,382
Woodside Petroleum Ltd.	423,497	10,136,002
WorleyParsons Ltd. *	147,015	1,351,649
		28,803,390
Food & Staples Retailing 0.4%
Wesfarmers Ltd.	675,488	21,472,416
Woolworths Ltd.	776,426	15,057,164
		36,529,580
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	374,760	2,605,767
Treasury Wine Estates Ltd.	418,688	4,058,232
		6,663,999
Health Care Equipment & Services 0.2%
Ansell Ltd.	92,546	1,609,407
Cochlear Ltd.	32,373	3,532,829
Healthscope Ltd.	893,815	1,344,109
Ramsay Health Care Ltd.	83,039	4,261,140
Sonic Healthcare Ltd.	264,400	4,558,641
		15,306,126
Insurance 0.3%
Insurance Australia Group Ltd.	1,605,222	7,600,245
Medibank Pvt Ltd.	1,936,875	3,965,242
QBE Insurance Group Ltd.	821,612	7,890,270
Suncorp Group Ltd.	793,383	8,174,372
		27,630,129
Materials 1.0%
Adelaide Brighton Ltd.	352,899	1,452,817
Alumina Ltd.	1,230,462	1,758,753
Amcor Ltd.	719,471	8,216,258
BHP Billiton Ltd.	1,927,140	34,288,348
BlueScope Steel Ltd.	377,883	3,235,121
Boral Ltd.	674,957	3,441,930
CSR Ltd.	447,308	1,388,603
DuluxGroup Ltd.	215,487	1,129,351
Fortescue Metals Group Ltd.	1,024,778	3,700,044
Iluka Resources Ltd.	277,990	1,889,450
Incitec Pivot Ltd.	1,006,184	2,561,763
James Hardie Industries plc CDI	237,882	3,467,446
Newcrest Mining Ltd.	460,609	7,248,911
Orica Ltd.	215,487	3,157,051
Orora Ltd.	869,110	1,818,095
OZ Minerals Ltd.	226,019	1,229,979
Rio Tinto Ltd.	250,851	11,729,514
Sims Metal Management Ltd.	118,674	1,177,663
South32 Ltd.	3,283,639	6,453,491
		99,344,588
Media 0.0%
Fairfax Media Ltd.	1,748,085	1,620,195
REA Group Ltd.	21,861	1,044,329
		2,664,524
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	273,869	26,359,866

1

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Real Estate 0.5%
Dexus	709,983	5,491,600
Goodman Group	938,855	5,940,908
LendLease Group	381,407	4,636,713
Mirvac Group	2,020,581	3,429,624
Scentre Group	3,020,365	9,578,653
Stockland	1,643,386	5,774,534
The GPT Group	1,185,013	4,622,637
Vicinity Centres	1,524,734	3,132,843
Westfield Corp.	1,182,918	7,467,683
		50,075,195
Retailing 0.0%
Harvey Norman Holdings Ltd.	421,605	1,183,266
Software & Services 0.0%
Computershare Ltd.	340,756	3,655,467
Telecommunication Services 0.1%
Telstra Corp., Ltd.	2,756,091	9,027,794
TPG Telecom Ltd.	162,564	712,812
		9,740,606
Transportation 0.2%
Aurizon Holdings Ltd.	1,124,664	4,604,907
Macquarie Atlas Roads Group	446,884	1,946,194
Qantas Airways Ltd.	592,439	2,209,616
Sydney Airport	534,484	2,960,350
Transurban Group	1,309,830	12,013,264
		23,734,331
Utilities 0.1%
AGL Energy Ltd.	412,414	8,090,017
APA Group	550,801	3,928,218
AusNet Services	1,437,918	1,814,426
		13,832,661
		594,728,354

Austria 0.2%
Banks 0.1%
Erste Group Bank AG *	181,514	6,592,835
Raiffeisen Bank International AG *	78,971	2,082,428
		8,675,263
Capital Goods 0.0%
ANDRITZ AG	44,602	2,678,776
Energy 0.1%
OMV AG	112,428	5,866,766
Materials 0.0%
voestalpine AG	77,227	3,500,158
		20,720,963

Belgium 1.1%
Banks 0.1%
KBC Groep N.V.	172,161	12,966,998
Diversified Financials 0.1%
Ackermans & van Haaren N.V.	16,413	2,798,916
Groupe Bruxelles Lambert S.A.	56,214	5,467,262
		8,266,178
Food & Staples Retailing 0.0%
Colruyt S.A.	48,768	2,701,126
Food, Beverage & Tobacco 0.6%
Anheuser-Busch InBev S.A.	478,044	55,825,664
Insurance 0.1%
Ageas	125,074	5,055,511
Security	Number of Shares	Value ($)
Materials 0.1%
Solvay S.A.	39,262	5,139,075
Umicore S.A.	68,706	4,555,244
		9,694,319
Media 0.0%
Telenet Group Holding N.V. *	40,992	2,719,635
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	75,872	5,359,681
Telecommunication Services 0.0%
Proximus	103,897	3,738,046
		106,327,158

Canada 7.0%
Automobiles & Components 0.1%
Magna International, Inc.	231,318	10,355,963
Banks 2.1%
Bank of Montreal	381,006	25,576,230
Canadian Imperial Bank of Commerce	237,943	18,606,308
National Bank of Canada	194,186	7,659,902
Royal Bank of Canada	884,345	61,132,222
The Bank of Nova Scotia	730,974	41,248,862
The Toronto-Dominion Bank	1,099,832	52,438,870
		206,662,394
Capital Goods 0.0%
SNC-Lavalin Group, Inc.	88,441	3,393,720
Commercial & Professional Services 0.1%
Waste Connections, Inc.	98,055	9,329,998
Consumer Services 0.1%
Restaurant Brands International, Inc.	138,961	8,503,092
Diversified Financials 0.4%
Brookfield Asset Management, Inc., Class A	569,571	21,565,012
CI Financial Corp.	144,440	2,871,262
IGM Financial, Inc.	87,452	2,549,685
Thomson Reuters Corp.	201,093	8,772,044
		35,758,003
Energy 1.5%
ARC Resources Ltd.	235,264	2,938,405
Cameco Corp.	251,635	2,319,431
Canadian Natural Resources Ltd.	674,644	19,449,646
Cenovus Energy, Inc.	585,506	5,223,475
Crescent Point Energy Corp.	300,677	2,608,969
Enbridge, Inc.	995,415	38,322,040
Encana Corp.	596,789	5,801,318
Husky Energy, Inc. *	116,966	1,346,577
Imperial Oil Ltd.	185,759	5,256,318
Inter Pipeline Ltd.	210,030	4,159,549
Pembina Pipeline Corp.	229,742	7,342,831
Suncor Energy, Inc.	1,009,422	31,597,218
Tourmaline Oil Corp. *	146,098	2,921,527
TransCanada Corp.	509,453	23,652,771
		152,940,075
Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., B Shares	256,785	11,878,231
George Weston Ltd.	29,617	2,677,524
Loblaw Cos. Ltd.	138,236	7,813,962
Metro, Inc.	159,498	5,342,186
		27,711,903
Food, Beverage & Tobacco 0.1%
Saputo, Inc.	161,107	5,379,378

2

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insurance 0.6%
Fairfax Financial Holdings Ltd.	13,780	6,046,693
Great-West Lifeco, Inc.	182,082	4,526,774
Intact Financial Corp.	71,911	4,939,589
Manulife Financial Corp.	1,180,765	20,394,793
Power Corp. of Canada	215,515	4,598,462
Power Financial Corp.	122,955	2,934,826
Sun Life Financial, Inc.	370,378	12,161,297
Trisura Group Ltd. *	3,297	50,331
		55,652,765
Materials 0.6%
Agnico Eagle Mines Ltd.	141,406	6,835,269
Agrium, Inc.	83,022	7,672,174
Barrick Gold Corp.	697,910	11,543,133
Franco-Nevada Corp.	107,902	8,058,099
Goldcorp, Inc.	523,634	7,121,608
Potash Corp. of Saskatchewan, Inc.	518,945	8,571,602
Teck Resources Ltd., Class B	270,494	4,816,303
Turquoise Hill Resources Ltd. *	616,609	1,606,918
Wheaton Precious Metals Corp.	260,101	5,314,865
		61,539,971
Media 0.1%
Shaw Communications, Inc., B Shares	288,532	6,164,976
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc. *	187,207	2,273,040
Real Estate 0.0%
RioCan Real Estate Investment Trust	185,070	3,466,551
Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	44,386	5,052,781
Software & Services 0.1%
CGI Group, Inc., Class A *	160,920	7,978,687
Constellation Software, Inc.	9,372	4,847,253
		12,825,940
Technology Hardware & Equipment 0.0%
BlackBerry Ltd. *	326,970	3,456,824
Telecommunication Services 0.2%
BCE, Inc.	165,519	7,500,865
Rogers Communications, Inc., B Shares	207,095	9,659,425
TELUS Corp.	95,139	3,235,867
		20,396,157
Transportation 0.5%
Canadian National Railway Co.	415,986	32,254,545
Canadian Pacific Railway Ltd.	88,561	14,012,924
		46,267,469
Utilities 0.1%
Canadian Utilities Ltd., Class A	107,150	3,242,979
Fortis, Inc.	240,775	7,927,197
Hydro One Ltd.	142,594	2,506,242
		13,676,418
		690,807,418

Denmark 1.5%
Banks 0.2%
Danske Bank A/S	481,944	18,116,881
Jyske Bank A/S	42,224	2,261,852
		20,378,733
Capital Goods 0.1%
Vestas Wind Systems A/S	144,618	12,864,114
Commercial & Professional Services 0.0%
ISS A/S	87,628	3,635,769
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.1%
Pandora A/S	65,839	6,244,649
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	67,625	7,369,764
Health Care Equipment & Services 0.1%
Coloplast A/S, B Shares	66,519	5,700,853
William Demant Holding A/S *	93,690	2,459,824
		8,160,677
Materials 0.1%
Chr Hansen Holding A/S	56,214	3,939,967
Novozymes A/S, B Shares	132,666	6,011,770
		9,951,737
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Genmab A/S *	32,482	6,937,388
H. Lundbeck A/S	32,765	1,749,705
Novo Nordisk A/S, B Shares	1,107,652	47,112,755
		55,799,848
Telecommunication Services 0.0%
TDC A/S	485,555	2,901,191
Transportation 0.2%
AP Moller - Maersk A/S, A Shares	1,790	3,252,135
AP Moller - Maersk A/S, B Shares	3,990	7,604,997
DSV A/S	119,330	7,270,655
		18,127,787
Utilities 0.0%
DONG Energy A/S	45,035	1,967,929
		147,402,198

Finland 0.9%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	84,753	3,467,187
Capital Goods 0.2%
Kone Oyj, B Shares	242,039	12,005,547
Metso Oyj	60,869	2,072,581
Wartsila Oyj Abp	97,175	5,775,094
		19,853,222
Energy 0.0%
Neste Oyj	80,200	3,191,644
Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	37,476	1,948,635
Insurance 0.2%
Sampo Oyj, A Shares	272,753	13,872,529
Materials 0.2%
Huhtamaki Oyj	86,672	3,370,260
Stora Enso Oyj, R Shares	378,999	4,798,837
UPM-Kymmene Oyj	324,970	9,172,263
		17,341,360
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	70,128	4,542,275
Technology Hardware & Equipment 0.2%
Nokia Oyj	3,444,963	21,867,948
Telecommunication Services 0.0%
Elisa Oyj	72,950	2,844,059
Utilities 0.0%
Fortum Oyj	234,310	3,736,170
		92,665,029

3

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
France 8.7%
Automobiles & Components 0.4%
Cie Generale des Etablissements Michelin	118,351	14,905,601
Faurecia	48,510	2,549,098
Peugeot S.A.	250,363	4,940,908
Renault S.A.	107,976	10,088,707
Valeo S.A.	149,904	10,446,102
		42,930,416
Banks 0.8%
BNP Paribas S.A.	586,080	41,401,336
Credit Agricole S.A.	693,421	10,635,818
Natixis S.A.	615,949	4,072,692
Societe Generale S.A.	440,981	23,142,869
		79,252,715
Capital Goods 1.5%
Airbus SE	325,826	26,772,219
Alstom S.A. *	107,946	3,784,793
Bouygues S.A.	128,115	5,493,211
Compagnie de Saint-Gobain	287,316	16,081,650
Eiffage S.A.	34,874	3,174,520
Legrand S.A.	175,237	12,026,208
Rexel S.A.	194,010	3,420,816
Safran S.A.	179,704	15,923,682
Schneider Electric SE *	332,463	25,631,478
Thales S.A.	64,200	7,098,007
Vinci S.A.	277,947	24,294,624
Zodiac Aerospace	125,612	3,330,692
		147,031,900
Commercial & Professional Services 0.1%
Bureau Veritas S.A.	147,811	3,391,586
Edenred	121,843	3,217,053
Societe BIC S.A.	19,741	2,414,115
Teleperformance	32,944	4,313,952
		13,336,706
Consumer Durables & Apparel 0.7%
Christian Dior SE	27,890	7,972,299
Hermes International	13,563	6,709,939
Kering	43,860	14,519,978
LVMH Moet Hennessy Louis Vuitton SE	149,919	38,293,842
SEB S.A.	16,379	2,876,921
		70,372,979
Consumer Services 0.2%
Accor S.A.	134,757	6,404,596
Sodexo S.A.	64,334	8,786,129
		15,190,725
Diversified Financials 0.1%
Amundi S.A.	25,476	1,744,935
Eurazeo S.A.	31,076	2,225,296
Wendel S.A.	21,861	3,338,330
		7,308,561
Energy 0.8%
TechnipFMC plc *	275,544	7,836,088
Total S.A.	1,344,998	71,493,534
		79,329,622
Food & Staples Retailing 0.1%
Carrefour S.A.	341,560	8,928,039
Casino Guichard Perrachon S.A.	40,599	2,505,925
		11,433,964
Food, Beverage & Tobacco 0.4%
Danone S.A.	334,562	24,860,289
Pernod-Ricard S.A.	131,201	17,837,047
Remy Cointreau S.A.	13,808	1,513,582
		44,210,918
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.2%
BioMerieux	12,492	2,633,861
Essilor International S.A.	122,396	16,289,022
Orpea	22,135	2,513,972
Sartorius Stedim Biotech	10,206	803,824
		22,240,679
Household & Personal Products 0.3%
L'Oreal S.A.	140,613	30,113,829
Insurance 0.4%
AXA S.A.	1,156,377	30,870,217
CNP Assurances	113,020	2,488,442
SCOR SE	101,257	3,990,347
		37,349,006
Materials 0.4%
Air Liquide S.A.	239,328	29,199,995
Arkema S.A.	42,132	4,407,049
Imerys S.A.	21,861	1,898,276
		35,505,320
Media 0.4%
Eutelsat Communications S.A.	107,638	2,771,792
JCDecaux S.A.	45,373	1,503,362
Lagardere S.C.A.	84,952	2,672,888
Publicis Groupe S.A.	134,056	10,273,339
SES S.A.	228,721	5,663,474
Vivendi S.A.	659,547	14,317,760
		37,202,615
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Eurofins Scientific SE	4,661	2,477,823
Ipsen S.A.	23,266	2,936,754
Sanofi	673,908	66,816,077
		72,230,654
Real Estate 0.1%
Fonciere Des Regions	21,861	2,039,381
Gecina S.A.	31,230	4,805,917
Klepierre	95,464	3,991,246
		10,836,544
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	390,717	6,452,021
Software & Services 0.3%
Atos SE	54,593	7,839,482
Cap Gemini S.A.	100,927	10,459,462
Dassault Systemes S.A.	81,748	7,550,772
		25,849,716
Technology Hardware & Equipment 0.0%
Ingenico Group S.A.	34,428	3,350,335
Telecommunication Services 0.3%
Iliad S.A.	12,492	3,243,512
Orange S.A.	1,130,954	19,890,294
SFR Group S.A. *	66,146	2,333,338
		25,467,144
Transportation 0.1%
Aeroports de Paris	16,878	2,582,136
Bollore S.A.	624,600	2,879,687
Groupe Eurotunnel SE	306,975	3,619,353
		9,081,176
Utilities 0.3%
Electricite de France S.A. (a)	160,497	1,731,154
Engie S.A.	875,493	13,374,324
Suez	237,348	4,334,421
Veolia Environnement S.A.	278,136	6,127,046
		25,566,945
		851,644,490

4

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Germany 7.8%
Automobiles & Components 0.8%
Bayerische Motoren Werke AG	198,865	18,625,620
Continental AG	65,583	14,602,122
Daimler AG	612,121	44,473,012
Hella KGaA Hueck & Co.	10,917	554,085
Volkswagen AG	22,117	3,468,201
		81,723,040
Banks 0.1%
Commerzbank AG *	598,027	6,313,256
Capital Goods 0.9%
Brenntag AG	108,689	6,294,371
GEA Group AG	113,360	4,662,337
HOCHTIEF AG	14,539	2,677,166
KION Group AG	41,524	3,075,250
MAN SE	19,581	2,072,193
MTU Aero Engines AG	28,440	4,016,787
OSRAM Licht AG	53,091	4,069,806
Siemens AG	455,070	65,014,825
		91,882,735
Consumer Durables & Apparel 0.3%
adidas AG	122,536	23,459,046
HUGO BOSS AG	38,278	2,885,213
		26,344,259
Diversified Financials 0.3%
Deutsche Bank AG	1,238,722	21,695,089
Deutsche Boerse AG	114,798	11,938,277
		33,633,366
Food & Staples Retailing 0.0%
METRO AG	107,433	3,600,091
Food, Beverage & Tobacco 0.0%
Suedzucker AG	60,647	1,298,482
Health Care Equipment & Services 0.3%
Fresenius Medical Care AG & Co. KGaA	135,160	12,943,251
Fresenius SE & Co. KGaA	239,239	20,502,341
		33,445,592
Household & Personal Products 0.2%
Beiersdorf AG	60,658	6,520,869
Henkel AG & Co. KGaA	70,003	8,702,318
		15,223,187
Insurance 0.8%
Allianz SE	277,985	53,422,345
Hannover Rueck SE	40,599	4,839,279
Muenchener Rueckversicherungs-Gesellschaft AG	87,923	17,376,302
		75,637,926
Materials 1.1%
BASF SE	550,784	51,926,865
Covestro AG	47,231	3,536,148
Evonik Industries AG	106,655	3,676,564
Fuchs Petrolub SE	31,230	1,489,009
HeidelbergCement AG	85,206	7,941,078
K+S AG (a)	124,928	3,199,468
LANXESS AG	56,881	4,249,042
Linde AG	112,930	21,581,917
Symrise AG	72,861	5,241,203
ThyssenKrupp AG	262,414	6,966,947
Wacker Chemie AG	12,492	1,371,012
		111,179,253
Security	Number of Shares	Value ($)
Media 0.1%
Axel Springer SE	37,476	2,358,254
ProSiebenSat.1 Media SE	129,871	5,519,580
RTL Group S.A. *	21,861	1,703,089
		9,580,923
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Bayer AG	493,686	65,563,213
Merck KGaA	81,198	9,810,955
QIAGEN N.V. *	141,195	4,758,451
		80,132,619
Real Estate 0.2%
Deutsche Wohnen AG	186,073	7,305,584
LEG Immobilien AG	37,823	3,569,283
Vonovia SE	268,899	10,575,634
		21,450,501
Retailing 0.1%
Fielmann AG	18,738	1,509,518
Zalando SE *	75,248	3,597,043
		5,106,561
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	681,134	15,081,266
Software & Services 0.7%
SAP SE	545,997	58,597,651
United Internet AG	69,892	3,848,727
Wirecard AG (a)	76,314	5,091,410
		67,537,788
Telecommunication Services 0.4%
Deutsche Telekom AG	1,978,733	39,439,642
Telefonica Deutschland Holding AG	444,275	2,212,172
		41,651,814
Transportation 0.3%
Deutsche Lufthansa AG	140,535	2,733,157
Deutsche Post AG	590,298	21,583,138
Fraport AG Frankfurt Airport Services Worldwide	28,107	2,281,029
		26,597,324
Utilities 0.2%
E.ON SE	1,173,123	10,273,751
Innogy SE	78,375	3,219,488
RWE AG *	310,863	6,320,144
Uniper SE *	122,153	2,383,901
		22,197,284
		769,617,267

Hong Kong 3.3%
Automobiles & Components 0.0%
Minth Group Ltd.	404,745	1,646,519
Xinyi Glass Holdings Ltd. *	1,408,963	1,385,014
		3,031,533
Banks 0.3%
BOC Hong Kong Holdings Ltd.	2,425,602	10,941,348
Hang Seng Bank Ltd.	471,775	9,959,254
The Bank of East Asia Ltd.	925,396	3,907,055
		24,807,657
Capital Goods 0.4%
CK Hutchison Holdings Ltd.	1,819,751	23,726,389
Hopewell Holdings Ltd.	694,380	2,606,448
Jardine Matheson Holdings Ltd.	130,361	8,328,764
Jardine Strategic Holdings Ltd.	133,272	5,593,426
NWS Holdings Ltd.	1,166,187	2,256,813
		42,511,840

5

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.2%
Li & Fung Ltd.	4,792,270	1,974,114
PRADA S.p.A.	306,650	1,292,720
Samsonite International S.A.	1,116,537	4,506,296
Techtronic Industries Co., Ltd.	809,099	3,826,178
Yue Yuen Industrial Holdings Ltd.	526,434	2,097,643
		13,696,951
Consumer Services 0.2%
China Travel International Investment Hong Kong Ltd.	3,361,040	961,844
Galaxy Entertainment Group Ltd.	1,334,023	7,712,303
Sands China Ltd.	1,648,505	7,605,279
Wynn Macau Ltd. *	1,184,195	2,629,028
		18,908,454
Diversified Financials 0.2%
Haitong International Securities Group Ltd.	2,846,944	1,647,713
Hong Kong Exchanges & Clearing Ltd.	743,744	18,773,870
		20,421,583
Energy 0.0%
Brightoil Petroleum Holdings Ltd. *	2,539,175	707,096
Food & Staples Retailing 0.0%
Sun Art Retail Group Ltd.	1,206,226	1,114,518
Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	1,783,988	3,608,063
Tingyi Cayman Islands Holding Corp.	1,478,546	1,806,333
Want Want China Holdings Ltd.	4,328,508	3,038,446
WH Group Ltd.	4,886,355	4,577,558
		13,030,400
Insurance 0.5%
AIA Group Ltd.	7,188,764	50,969,748
Real Estate 0.8%
Cheung Kong Property Holdings Ltd.	1,734,551	13,021,737
Hang Lung Group Ltd.	455,195	1,886,801
Hang Lung Properties Ltd.	1,630,872	4,217,168
Henderson Land Development Co., Ltd.	650,757	4,204,790
Hongkong Land Holdings Ltd.	725,696	5,486,262
Hysan Development Co., Ltd.	325,752	1,538,370
Kerry Properties Ltd.	481,570	1,702,578
Link REIT	1,430,978	11,293,643
New World Development Co., Ltd.	3,495,609	4,351,315
Shui On Land Ltd.	4,684,500	1,136,190
Sino Land Co., Ltd.	1,883,583	3,277,709
Sun Hung Kai Properties Ltd.	854,594	12,644,892
Swire Pacific Ltd., Class A	381,764	3,757,650
Swire Properties Ltd.	907,424	3,027,677
The Wharf Holdings Ltd.	775,623	6,599,183
Wheelock & Co., Ltd.	500,994	3,748,237
		81,894,202
Retailing 0.0%
Esprit Holdings Ltd. *	1,561,500	1,094,109
Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	181,511	2,604,178
Semiconductor Manufacturing International Corp. *	1,891,721	1,993,087
Xinyi Solar Holdings Ltd. *	2,445,603	765,776
		5,363,041
Technology Hardware & Equipment 0.1%
AAC Technologies Holdings, Inc. (c)	401,221	4,252,944
VTech Holdings Ltd.	119,194	1,815,646
		6,068,590
Telecommunication Services 0.0%
PCCW Ltd.	3,123,000	1,819,507
Security	Number of Shares	Value ($)
Transportation 0.1%
Cathay Pacific Airways Ltd.	576,320	843,130
MTR Corp. Ltd.	867,798	4,944,559
		5,787,689
Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	375,764	3,238,077
CLP Holdings Ltd.	918,961	10,047,607
Hong Kong & China Gas Co., Ltd.	4,522,623	9,669,218
Power Assets Holdings Ltd.	887,530	7,949,951
		30,904,853
		322,131,771

Ireland 0.2%
Banks 0.1%
Bank of Ireland *	16,539,639	4,482,317
Capital Goods 0.0%
Kingspan Group plc	88,608	3,073,885
Food, Beverage & Tobacco 0.1%
Glanbia plc	122,650	2,496,351
Kerry Group plc, A Shares	88,858	7,852,778
		10,349,129
Transportation 0.0%
Ryanair Holdings plc *	111,450	2,255,860
		20,161,191

Israel 0.5%
Banks 0.2%
Bank Hapoalim B.M.	712,044	4,743,875
Bank Leumi Le-Israel *	940,460	4,602,257
First International Bank of Israel Ltd.	81,960	1,440,141
Israel Discount Bank Ltd., A Shares *	856,879	2,228,325
Mizrahi Tefahot Bank Ltd.	116,148	2,069,747
		15,084,345
Capital Goods 0.0%
Elbit Systems Ltd.	13,712	1,667,849
Materials 0.1%
Frutarom Industries Ltd.	23,077	1,500,954
Israel Chemicals Ltd.	425,893	1,804,988
		3,305,942
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd.	550,778	15,795,204
Real Estate 0.0%
Azrieli Group Ltd.	24,984	1,343,332
Gazit-Globe Ltd.	92,033	897,889
		2,241,221
Software & Services 0.0%
NICE Ltd.	38,267	2,978,713
Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,868,505	3,243,078
		44,316,352

Italy 2.1%
Automobiles & Components 0.1%
Ferrari N.V.	88,214	7,638,143
Fiat Chrysler Automobiles N.V. *	621,801	6,534,167
		14,172,310
Banks 0.5%
FinecoBank Banca Fineco S.p.A.	222,637	1,674,877
Intesa Sanpaolo S.p.A.	7,782,890	22,299,742
Mediobanca S.p.A.	365,391	3,467,846

6

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
UniCredit S.p.A. *	1,239,105	21,694,830
Unione di Banche Italiane S.p.A. (a)	749,171	2,832,293
		51,969,588
Capital Goods 0.2%
CNH Industrial N.V.	550,352	6,111,350
Leonardo S.p.A.	254,092	4,480,191
Prysmian S.p.A.	128,558	3,580,838
		14,172,379
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	95,980	5,822,798
Moncler S.p.A.	61,762	1,505,706
		7,328,504
Diversified Financials 0.1%
Banca Mediolanum S.p.A.	147,895	1,222,363
EXOR N.V.	75,008	4,187,804
		5,410,167
Energy 0.4%
Eni S.p.A.	1,461,786	23,160,840
Saipem S.p.A. *	393,244	1,596,353
Snam S.p.A.	1,418,147	6,509,592
Tenaris S.A.	287,316	4,345,519
		35,612,304
Food, Beverage & Tobacco 0.0%
Davide Campari-Milano S.p.A.	408,134	2,856,943
Parmalat S.p.A.	300,345	1,026,048
		3,882,991
Insurance 0.2%
Assicurazioni Generali S.p.A.	768,258	12,137,883
Poste Italiane S.p.A.	235,684	1,659,067
UnipolSai Assicurazioni S.p.A.	622,707	1,411,672
		15,208,622
Materials 0.0%
Buzzi Unicem S.p.A.	38,344	996,453
Media 0.0%
Mediaset S.p.A.	249,861	987,324
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Recordati S.p.A.	81,694	3,289,683
Telecommunication Services 0.1%
Telecom Italia S.p.A. *	5,640,190	5,283,215
Telecom Italia S.p.A. - RSP	4,047,408	3,124,475
		8,407,690
Transportation 0.1%
Atlantia S.p.A.	328,940	9,165,950
Utilities 0.3%
Enel S.p.A.	4,527,352	24,223,016
Italgas S.p.A.	283,000	1,499,517
Terna Rete Elettrica Nazionale S.p.A.	977,499	5,528,965
		31,251,498
		201,855,463

Japan 21.1%
Automobiles & Components 2.4%
Aisin Seiki Co., Ltd.	119,690	5,909,548
Bridgestone Corp.	390,871	16,442,844
Denso Corp.	306,382	13,079,798
Fuji Heavy Industries Ltd.	372,247	12,606,276
Honda Motor Co., Ltd.	1,080,850	30,465,338
Isuzu Motors Ltd.	338,232	4,138,246
Koito Manufacturing Co., Ltd.	69,205	3,648,462
Mazda Motor Corp.	347,043	4,738,752
Mitsubishi Motors Corp.	410,362	2,664,375
NGK Spark Plug Co., Ltd.	134,859	2,745,107
Security	Number of Shares	Value ($)
Nissan Motor Co., Ltd.	1,182,157	11,347,467
NOK Corp.	79,339	1,739,094
Stanley Electric Co., Ltd.	106,542	3,213,072
Sumitomo Electric Industries Ltd.	484,536	7,691,847
Sumitomo Rubber Industries Ltd.	131,460	2,244,395
Suzuki Motor Corp.	251,225	11,847,343
The Yokohama Rubber Co., Ltd.	72,638	1,418,801
Toyo Tire & Rubber Co., Ltd.	63,980	1,233,489
Toyota Industries Corp.	94,541	4,761,888
Toyota Motor Corp.	1,660,967	89,097,583
Yamaha Motor Co., Ltd.	181,708	4,569,607
		235,603,332
Banks 1.7%
Aozora Bank Ltd.	778,127	2,863,840
Concordia Financial Group Ltd.	785,349	3,621,191
Fukuoka Financial Group, Inc.	473,290	2,131,378
Japan Post Bank Co., Ltd.	253,955	3,155,348
Kyushu Financial Group, Inc.	281,566	1,733,928
Mebuki Financial Group, Inc.	534,609	2,093,283
Mitsubishi UFJ Financial Group, Inc.	8,195,798	51,204,746
Mizuho Financial Group, Inc.	15,209,968	26,517,899
Resona Holdings, Inc.	1,350,812	6,922,324
Seven Bank Ltd.	312,300	1,143,749
Shinsei Bank Ltd.	1,084,211	1,754,974
Sumitomo Mitsui Financial Group, Inc.	779,229	28,002,496
Sumitomo Mitsui Trust Holdings, Inc.	228,412	7,745,580
Suruga Bank Ltd.	122,407	2,657,677
The Bank of Kyoto Ltd.	256,266	2,166,738
The Chiba Bank Ltd.	400,464	2,632,702
The Chugoku Bank Ltd.	144,189	2,028,829
The Gunma Bank Ltd.	322,914	1,716,991
The Hachijuni Bank Ltd.	317,329	1,827,902
The Hiroshima Bank Ltd.	410,321	1,677,127
The Iyo Bank Ltd.	245,090	1,766,395
The Juroku Bank Ltd.	319,526	933,281
The San-In Godo Bank Ltd.	107,604	810,545
The Shiga Bank Ltd.	178,441	879,417
The Shizuoka Bank Ltd.	338,204	2,813,652
Yamaguchi Financial Group, Inc.	159,368	1,828,801
		162,630,793
Capital Goods 2.9%
Amada Holdings Co., Ltd.	250,085	2,917,300
Asahi Glass Co., Ltd.	519,683	4,248,256
COMSYS Holdings Corp.	109,700	2,327,225
Daifuku Co., Ltd.	55,047	1,680,007
Daikin Industries Ltd.	165,850	16,279,801
DMG Mori Co., Ltd.	60,501	953,047
Ebara Corp.	57,391	1,626,991
FANUC Corp.	119,033	23,433,091
Fuji Electric Co., Ltd.	360,104	1,931,018
Fujikura Ltd.	131,218	1,126,065
Hino Motors Ltd.	185,942	2,261,536
Hoshizaki Corp.	33,281	2,934,302
IHI Corp. *	855,962	3,219,968
ITOCHU Corp.	895,318	12,735,319
JGC Corp.	147,311	2,231,278
JTEKT Corp.	153,637	2,310,425
Kajima Corp.	537,436	4,135,805
Kawasaki Heavy Industries Ltd.	933,787	2,685,213
Keihan Holdings Co., Ltd.	322,879	2,137,247
Komatsu Ltd.	577,835	13,760,713
Kubota Corp.	709,952	11,247,781
Kurita Water Industries Ltd.	75,263	1,994,808
LIXIL Group Corp.	178,641	4,350,321
Mabuchi Motor Co., Ltd.	35,550	2,005,986
Makita Corp.	150,560	5,677,399
Marubeni Corp.	961,914	5,949,715
Minebea Mitsumi, Inc.	312,687	5,109,422

7

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MISUMI Group, Inc.	191,448	4,328,073
Mitsubishi Corp.	778,267	15,609,678
Mitsubishi Electric Corp.	1,216,497	16,797,856
Mitsubishi Heavy Industries Ltd.	1,880,502	7,426,100
Mitsui & Co., Ltd.	1,048,382	14,177,830
Mitsui Engineering & Shipbuilding Co., Ltd.	694,086	954,027
MonotaRO Co., Ltd.	41,330	1,394,049
Nabtesco Corp.	78,419	2,304,668
NGK Insulators Ltd.	160,229	3,222,402
Nidec Corp.	147,922	14,680,508
NSK Ltd.	267,257	3,190,118
NTN Corp.	282,265	1,294,103
Obayashi Corp.	418,880	4,636,335
Seibu Holdings, Inc.	164,654	3,064,231
Shimizu Corp.	422,255	4,261,307
SMC Corp.	35,670	11,292,731
Sojitz Corp.	1,084,747	2,619,048
Sumitomo Corp.	744,884	9,514,389
Sumitomo Heavy Industries Ltd.	406,330	2,652,894
Taisei Corp.	634,396	5,426,944
The Japan Steel Works Ltd.	60,745	882,185
THK Co., Ltd.	85,345	2,388,595
Toda Corp.	108,886	687,276
Toshiba Corp. *	2,262,834	5,156,524
TOTO Ltd.	103,220	3,938,947
Toyota Tsusho Corp.	166,710	5,118,058
		288,288,915
Commercial & Professional Services 0.4%
Dai Nippon Printing Co., Ltd.	394,238	4,388,542
Nihon M&A Center, Inc.	41,483	1,641,164
Park24 Co., Ltd.	64,604	1,805,185
Recruit Holdings Co., Ltd.	212,969	11,304,680
Secom Co., Ltd.	128,505	9,410,259
Sohgo Security Services Co., Ltd.	41,530	1,945,340
Temp Holdings Co., Ltd.	104,350	2,063,693
Toppan Printing Co., Ltd.	384,899	4,246,297
		36,805,160
Consumer Durables & Apparel 0.9%
Asics Corp.	112,918	1,895,156
Bandai Namco Holdings, Inc.	128,565	4,598,043
Casio Computer Co., Ltd.	144,198	2,242,805
Haseko Corp.	275,304	3,500,271
Iida Group Holdings Co., Ltd.	81,999	1,355,466
Nikon Corp.	248,569	3,836,933
Panasonic Corp.	1,290,821	16,581,012
Rinnai Corp.	26,810	2,414,682
Sega Sammy Holdings, Inc.	115,881	1,472,286
Sekisui Chemical Co., Ltd.	250,040	4,400,035
Sekisui House Ltd.	368,534	6,331,913
Sharp Corp. *(a)	856,020	3,135,037
Shimano, Inc.	47,405	7,373,206
Sony Corp.	745,340	27,189,054
Sumitomo Forestry Co., Ltd.	114,275	1,822,861
Wacoal Holdings Corp.	63,260	812,309
Yamaha Corp.	98,613	3,192,427
		92,153,496
Consumer Services 0.1%
Benesse Holdings, Inc.	63,508	2,334,494
Oriental Land Co., Ltd.	122,361	7,915,817
Resorttrust, Inc.	66,373	1,232,808
		11,483,119
Diversified Financials 0.5%
Acom Co., Ltd. *	347,797	1,471,890
AEON Financial Service Co., Ltd.	119,078	2,449,721
Credit Saison Co., Ltd.	144,498	2,686,512
Daiwa Securities Group, Inc.	1,018,838	6,205,068
Japan Exchange Group, Inc.	335,677	5,433,484
Security	Number of Shares	Value ($)
Mitsubishi UFJ Lease & Finance Co., Ltd.	320,548	1,637,741
Nomura Holdings, Inc.	2,026,959	12,159,738
ORIX Corp.	772,211	12,206,220
SBI Holdings, Inc.	179,575	2,328,621
Zenkoku Hosho Co., Ltd.	49,247	2,019,579
		48,598,574
Energy 0.2%
Idemitsu Kosan Co., Ltd.	75,688	2,121,742
Inpex Corp.	572,553	5,273,276
JXTG Holdings, Inc.	2,031,193	8,860,582
Showa Shell Sekiyu K.K.	182,110	1,673,136
		17,928,736
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	454,120	6,870,215
FamilyMart UNY Holdings Co., Ltd.	55,297	3,110,253
Lawson, Inc.	41,048	2,802,481
Matsumotokiyoshi Holdings Co., Ltd.	26,545	1,555,470
Seven & i Holdings Co., Ltd.	472,977	20,136,327
Sugi Holdings Co., Ltd.	28,717	1,532,127
Sundrug Co., Ltd.	51,408	2,003,604
Tsuruha Holdings, Inc.	25,704	2,854,321
Welcia Holdings Co., Ltd.	63,210	2,314,966
		43,179,764
Food, Beverage & Tobacco 1.1%
Ajinomoto Co., Inc.	325,752	6,984,293
Asahi Group Holdings Ltd.	235,071	9,397,738
Calbee, Inc.	43,898	1,702,965
Coca-Cola Bottlers Japan, Inc.	67,959	2,193,911
Ezaki Glico Co., Ltd.	36,703	2,074,366
Itoham Yonekyu Holdings, Inc.	104,841	981,240
Japan Tobacco, Inc.	718,606	27,039,106
Kewpie Corp.	80,297	2,098,461
Kikkoman Corp.	122,939	3,857,651
Kirin Holdings Co., Ltd.	532,587	11,252,788
Megmilk Snow Brand Co., Ltd.	38,144	1,155,513
MEIJI Holdings Co., Ltd.	84,460	6,919,633
Morinaga & Co., Ltd.	19,874	1,186,132
NH Foods Ltd.	106,842	3,357,381
Nichirei Corp.	66,885	1,917,307
Nisshin Seifun Group, Inc.	207,722	3,435,579
Nissin Foods Holdings Co., Ltd.	50,808	3,211,538
Sapporo Holdings Ltd.	57,084	1,657,003
Suntory Beverage & Food Ltd.	81,306	3,955,566
Toyo Suisan Kaisha Ltd.	66,573	2,597,662
Yakult Honsha Co., Ltd.	69,506	4,921,391
Yamazaki Baking Co., Ltd.	78,359	1,626,205
		103,523,429
Health Care Equipment & Services 0.4%
Alfresa Holdings Corp.	125,784	2,429,576
Asahi Intecc Co., Ltd.	37,333	1,728,489
Hoya Corp.	228,785	11,283,568
M3, Inc.	112,902	3,251,733
Medipal Holdings Corp.	85,757	1,580,438
Miraca Holdings, Inc.	32,610	1,372,696
Nipro Corp.	88,906	1,242,923
Olympus Corp.	170,751	6,245,764
Suzuken Co., Ltd.	56,234	1,850,990
Sysmex Corp.	85,893	5,110,783
Terumo Corp.	180,688	7,352,679
		43,449,639
Household & Personal Products 0.4%
Kao Corp.	294,680	18,607,862
Kobayashi Pharmaceutical Co., Ltd.	33,100	1,954,542
Kose Corp.	16,350	1,766,808
Lion Corp.	147,311	3,122,457
Pigeon Corp.	71,888	2,483,268

8

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pola Orbis Holdings, Inc.	34,969	980,277
Shiseido Co., Ltd.	247,529	8,344,605
Unicharm Corp.	240,755	6,522,602
		43,782,421
Insurance 0.6%
Dai-ichi Life Holdings, Inc.	686,345	11,447,876
Japan Post Holdings Co., Ltd.	272,725	3,334,306
Japan Post Insurance Co., Ltd.	38,660	830,988
MS&AD Insurance Group Holdings, Inc.	312,300	10,971,520
Sompo Holdings, Inc.	229,494	8,869,714
Sony Financial Holdings, Inc.	94,690	1,459,931
T&D Holdings, Inc.	416,943	5,908,122
Tokio Marine Holdings, Inc.	428,932	18,230,143
		61,052,600
Materials 1.4%
Air Water, Inc.	150,424	2,709,632
Asahi Kasei Corp.	791,607	7,620,072
Daicel Corp.	212,684	2,521,397
Denka Co., Ltd.	284,601	1,433,492
DIC Corp.	54,340	1,869,727
Dowa Holdings Co., Ltd.	141,765	1,071,715
Hitachi Chemical Co., Ltd.	66,373	1,833,608
Hitachi Metals Ltd.	153,537	2,047,901
JFE Holdings, Inc.	321,739	5,372,257
JSR Corp.	148,639	2,497,366
Kaneka Corp.	163,342	1,239,263
Kansai Paint Co., Ltd.	134,859	2,920,715
Kobe Steel Ltd. *	186,044	1,704,233
Kuraray Co., Ltd.	263,144	4,737,710
Maruichi Steel Tube Ltd.	53,172	1,560,276
Mitsubishi Chemical Holdings Corp.	843,701	6,397,281
Mitsubishi Gas Chemical Co., Inc.	147,664	3,049,822
Mitsubishi Materials Corp.	82,283	2,325,219
Mitsui Chemicals, Inc.	628,320	3,124,981
Nippon Kayaku Co., Ltd.	100,229	1,393,970
Nippon Paint Holdings Co., Ltd.	94,844	3,777,979
Nippon Shokubai Co., Ltd.	19,640	1,200,582
Nippon Steel & Sumitomo Metal Corp.	470,071	10,016,931
Nissan Chemical Industries Ltd.	88,123	3,095,880
Nisshin Steel Co., Ltd.	47,595	525,079
Nitto Denko Corp.	97,603	7,847,251
Oji Holdings Corp.	535,843	2,631,123
Shin-Etsu Chemical Co., Ltd.	247,673	22,244,321
Showa Denko K.K.	127,491	2,482,146
Sumitomo Chemical Co., Ltd.	834,202	4,360,164
Sumitomo Metal Mining Co., Ltd.	282,712	3,441,067
Sumitomo Osaka Cement Co., Ltd.	153,537	671,989
Taiheiyo Cement Corp.	794,268	2,556,942
Teijin Ltd.	118,926	2,225,057
Toray Industries, Inc.	950,286	7,947,909
Tosoh Corp.	388,188	3,303,205
Toyo Seikan Group Holdings Ltd.	83,205	1,331,762
Ube Industries Ltd.	620,120	1,474,807
		138,564,831
Media 0.2%
CyberAgent, Inc.	63,060	2,280,960
Dentsu, Inc.	137,960	7,036,166
Hakuhodo DY Holdings, Inc.	166,481	2,205,495
Shochiku Co., Ltd.	85,051	1,042,132
Toho Co., Ltd.	81,338	2,408,843
		14,973,596
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Astellas Pharma, Inc.	1,290,078	16,314,817
Chugai Pharmaceutical Co., Ltd.	138,072	5,256,437
Daiichi Sankyo Co., Ltd.	398,186	8,744,357
Eisai Co., Ltd.	162,564	8,579,134
Hisamitsu Pharmaceutical Co., Inc.	50,442	2,540,688
Security	Number of Shares	Value ($)
Kaken Pharmaceutical Co., Ltd.	25,080	1,446,945
Kyowa Hakko Kirin Co., Ltd.	154,581	2,647,524
Mitsubishi Tanabe Pharma Corp.	157,722	3,512,857
Nippon Shinyaku Co., Ltd.	35,243	2,058,776
Ono Pharmaceutical Co., Ltd.	288,460	6,004,747
Otsuka Holdings Co., Ltd.	272,215	12,295,645
PeptiDream, Inc. *(a)	33,050	1,897,794
Rohto Pharmaceutical Co., Ltd.	60,147	1,253,142
Santen Pharmaceutical Co., Ltd.	259,913	3,584,277
Sawai Pharmaceutical Co., Ltd.	20,358	1,102,721
Shionogi & Co., Ltd.	181,954	9,738,986
Sumitomo Dainippon Pharma Co., Ltd.	109,499	1,673,403
Taisho Pharmaceutical Holdings Co., Ltd.	25,554	1,998,843
Takeda Pharmaceutical Co., Ltd.	462,924	23,890,286
Tsumura & Co.	70,892	2,593,102
		117,134,481
Real Estate 0.7%
Aeon Mall Co., Ltd.	81,824	1,533,853
Daito Trust Construction Co., Ltd.	44,573	7,041,554
Daiwa House Industry Co., Ltd.	401,506	13,139,668
Hulic Co., Ltd.	222,783	2,107,257
Mitsubishi Estate Co., Ltd.	727,875	13,614,952
Mitsui Fudosan Co., Ltd.	575,023	13,628,750
Nomura Real Estate Holdings, Inc.	66,328	1,431,104
NTT Urban Development Corp.	172,415	1,680,729
Sumitomo Realty & Development Co., Ltd.	252,973	7,640,546
Tokyo Tatemono Co., Ltd.	103,208	1,418,602
Tokyu Fudosan Holdings Corp.	312,300	1,875,184
		65,112,199
Retailing 0.6%
ABC-Mart, Inc.	25,587	1,497,019
Aoyama Trading Co., Ltd.	57,134	2,064,026
Don Quijote Holdings Co., Ltd.	66,232	2,593,340
Fast Retailing Co., Ltd.	31,684	10,629,619
Hikari Tsushin, Inc.	12,502	1,268,458
Isetan Mitsukoshi Holdings Ltd.	253,042	2,555,934
J Front Retailing Co., Ltd.	151,008	2,137,067
Marui Group Co., Ltd.	155,192	2,260,834
Nitori Holdings Co., Ltd.	44,488	6,513,186
Rakuten, Inc.	583,179	7,098,241
Ryohin Keikaku Co., Ltd.	16,146	4,209,334
Sanrio Co., Ltd.	59,547	1,114,100
Shimamura Co., Ltd.	18,826	2,420,814
Start Today Co., Ltd.	96,928	2,422,652
Takashimaya Co., Ltd.	200,232	1,863,171
USS Co., Ltd.	161,766	3,260,627
Yamada Denki Co., Ltd.	569,366	2,991,379
		56,899,801
Semiconductors & Semiconductor Equipment 0.3%
Advantest Corp.	135,555	2,425,857
Disco Corp.	16,974	2,931,712
Rohm Co., Ltd.	51,129	4,110,294
SCREEN Holdings Co., Ltd.	22,339	1,628,180
Sumco Corp.	160,285	2,653,903
Tokyo Electron Ltd.	97,137	13,781,973
		27,531,919
Software & Services 0.6%
DeNA Co., Ltd.	95,298	2,110,456
Fujitsu Ltd.	1,259,263	9,198,649
Kakaku.com, Inc.	76,731	1,094,224
Konami Holdings Corp.	60,157	2,959,299
Nexon Co., Ltd.	75,612	1,429,712
Nintendo Co., Ltd.	65,820	20,028,422
Nomura Research Institute Ltd.	86,552	3,298,971
NTT Data Corp.	81,538	4,401,880
Obic Co., Ltd.	59,547	3,462,379
Oracle Corp. Japan *	30,015	1,769,660

9

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Otsuka Corp.	44,082	2,714,640
Square Enix Holdings Co., Ltd.	65,673	2,084,480
TIS, Inc.	64,031	1,858,656
Trend Micro, Inc.	62,788	3,156,859
Yahoo Japan Corp.	746,681	3,362,546
		62,930,833
Technology Hardware & Equipment 1.5%
Alps Electric Co., Ltd.	141,539	3,980,524
Azbil Corp.	43,902	1,601,886
Brother Industries Ltd.	168,866	3,753,426
Canon, Inc.	641,451	21,925,983
Citizen Watch Co., Ltd.	237,776	1,554,569
FUJIFILM Holdings Corp.	226,060	8,254,558
Hamamatsu Photonics K.K.	89,368	2,848,688
Hirose Electric Co., Ltd.	16,926	2,262,208
Hitachi High-Technologies Corp.	36,166	1,438,987
Hitachi Ltd.	2,786,020	16,846,874
Ibiden Co., Ltd.	78,638	1,411,552
Keyence Corp.	55,918	25,439,568
Konica Minolta, Inc.	303,845	2,393,173
Kyocera Corp.	184,455	10,643,463
Murata Manufacturing Co., Ltd.	114,689	15,919,665
NEC Corp.	1,586,782	4,118,157
Nippon Electric Glass Co., Ltd.	235,358	1,643,047
Omron Corp.	113,540	4,753,721
Ricoh Co., Ltd.	391,125	3,303,439
Seiko Epson Corp.	185,323	3,892,981
Shimadzu Corp.	156,464	3,030,663
TDK Corp.	72,278	4,372,563
Topcon Corp.	64,220	1,174,816
Yaskawa Electric Corp.	134,859	2,689,009
Yokogawa Electric Corp.	151,972	2,639,944
		151,893,464
Telecommunication Services 1.0%
KDDI Corp.	1,122,695	31,127,032
Nippon Telegraph & Telephone Corp.	159,687	7,664,861
NTT DOCOMO, Inc.	752,827	18,496,459
SoftBank Group Corp.	517,279	42,112,971
		99,401,323
Transportation 1.1%
ANA Holdings, Inc.	772,123	2,533,829
Central Japan Railway Co.	110,495	18,120,241
East Japan Railway Co.	241,856	23,215,639
Hankyu Hanshin Holdings, Inc.	163,025	5,874,708
Japan Airlines Co., Ltd.	40,701	1,194,328
Japan Airport Terminal Co., Ltd. (a)	33,050	1,297,075
Kawasaki Kisen Kaisha Ltd. *(a)	594,169	1,542,040
Keikyu Corp.	309,187	3,685,025
Keio Corp.	447,159	3,720,091
Keisei Electric Railway Co., Ltd.	109,308	2,791,389
Kintetsu Group Holdings Co., Ltd.	1,025,064	3,958,062
Kyushu Railway Co.	94,120	3,195,918
Mitsubishi Logistics Corp.	112,580	1,432,383
Mitsui OSK Lines Ltd.	785,219	2,257,988
Nagoya Railroad Co., Ltd.	481,387	2,250,550
Nankai Electric Railway Co., Ltd.	259,228	1,373,673
Nippon Express Co., Ltd.	534,578	3,301,685
Nippon Yusen K.K. *	987,708	1,795,264
Nishi-Nippon Railroad Co., Ltd.	167,363	720,394
Odakyu Electric Railway Co., Ltd.	191,754	3,849,472
Sotetsu Holdings, Inc.	222,113	1,062,511
Tobu Railway Co., Ltd.	706,538	3,775,955
Tokyu Corp.	593,470	4,368,446
West Japan Railway Co.	113,273	7,874,873
Yamato Holdings Co., Ltd.	228,059	4,961,884
		110,153,423
Security	Number of Shares	Value ($)
Utilities 0.5%
Chubu Electric Power Co., Inc.	442,020	6,009,649
Electric Power Development Co., Ltd.	122,778	3,265,272
Hokkaido Electric Power Co., Inc.	97,203	744,504
Hokuriku Electric Power Co.	169,425	1,654,646
Kyushu Electric Power Co., Inc.	312,300	3,874,627
Osaka Gas Co., Ltd.	1,419,214	5,612,174
Shikoku Electric Power Co., Inc.	111,375	1,393,887
The Chugoku Electric Power Co., Inc.	216,365	2,467,209
The Kansai Electric Power Co., Inc.	463,549	6,499,369
Toho Gas Co., Ltd.	337,754	2,608,328
Tohoku Electric Power Co., Inc.	312,300	4,642,774
Tokyo Electric Power Co. Holdings, Inc. *	973,645	3,997,240
Tokyo Gas Co., Ltd.	1,332,610	6,929,066
		49,698,745
		2,082,774,593

Netherlands 2.8%
Banks 0.4%
ABN AMRO Group N.V.	162,400	4,192,015
ING Groep N.V.	2,321,225	38,866,144
		43,058,159
Capital Goods 0.2%
Boskalis Westminster	71,395	2,463,505
Koninklijke Philips N.V.	563,251	19,926,004
		22,389,509
Commercial & Professional Services 0.2%
Randstad Holding N.V.	69,676	4,035,060
RELX N.V.	514,244	10,680,600
Wolters Kluwer N.V.	187,380	8,228,180
		22,943,840
Energy 0.0%
Koninklijke Vopak N.V.	57,002	2,583,821
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize N.V.	725,891	16,023,273
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	68,706	6,393,257
Heineken N.V.	130,205	12,836,251
		19,229,508
Household & Personal Products 0.5%
Unilever N.V. CVA	931,144	53,086,529
Insurance 0.1%
Aegon N.V.	1,074,379	5,354,474
NN Group N.V.	195,253	7,025,985
		12,380,459
Materials 0.3%
Akzo Nobel N.V.	145,844	12,219,759
ArcelorMittal *	393,713	8,546,909
Koninklijke DSM N.V.	117,488	8,753,958
		29,520,626
Media 0.1%
Altice N.V., A Shares *	251,522	6,266,243
Altice N.V., B Shares *	50,894	1,270,227
		7,536,470
Real Estate 0.2%
Unibail-Rodamco SE	59,989	15,491,647
Semiconductors & Semiconductor Equipment 0.3%
ASML Holding N.V.	194,760	25,733,399
Software & Services 0.0%
Gemalto N.V.	53,633	3,185,591

10

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Koninklijke KPN N.V.	1,883,512	6,423,923
		279,586,754

New Zealand 0.2%
Consumer Services 0.0%
SKYCITY Entertainment Group Ltd.	637,408	1,981,513
Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	391,617	2,974,066
Ryman Healthcare Ltd.	395,852	2,340,363
		5,314,429
Materials 0.0%
Fletcher Building Ltd.	501,909	2,693,098
Real Estate 0.0%
Kiwi Property Group Ltd.	1,571,748	1,606,389
Telecommunication Services 0.1%
Spark New Zealand Ltd.	1,242,954	3,317,021
Transportation 0.0%
Auckland International Airport Ltd.	603,510	2,994,105
Utilities 0.0%
Contact Energy Ltd.	541,145	1,981,841
		19,888,396

Norway 0.5%
Banks 0.1%
DNB A.S.A.	606,565	10,305,786
Energy 0.1%
Aker BP A.S.A.	38,985	638,764
Statoil A.S.A.	607,517	10,596,059
		11,234,823
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	197,114	3,463,724
Orkla A.S.A.	535,891	5,373,290
		8,837,014
Insurance 0.0%
Gjensidige Forsikring A.S.A.	137,412	2,222,112
Materials 0.1%
Norsk Hydro A.S.A.	731,146	3,952,446
Yara International A.S.A.	109,732	4,092,280
		8,044,726
Media 0.0%
Schibsted A.S.A., B Shares	56,214	1,221,405
Schibsted A.S.A., Class A	56,214	1,343,546
		2,564,951
Telecommunication Services 0.1%
Telenor A.S.A.	402,867	6,672,676
		49,882,088

Portugal 0.1%
Banks 0.0%
Banco Espirito Santo S.A. *(c)	505,213	—
Energy 0.1%
Galp Energia, SGPS, S.A.	369,397	5,703,263
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	147,265	2,934,424
Utilities 0.0%
EDP - Energias de Portugal S.A.	1,409,573	5,189,503
		13,827,190

Security	Number of Shares	Value ($)
Republic of Korea 4.3%
Automobiles & Components 0.3%
Hankook Tire Co., Ltd.	53,619	2,916,575
Hanon Systems	107,790	996,451
Hyundai Mobis Co., Ltd.	42,168	10,338,617
Hyundai Motor Co.	86,423	12,582,127
Hyundai Wia Corp.	8,595	529,702
Kia Motors Corp.	171,094	5,967,507
Mando Corp.	1,921	442,674
		33,773,653
Banks 0.4%
BNK Financial Group, Inc.	271,769	2,427,376
Hana Financial Group, Inc.	187,831	6,886,801
Industrial Bank of Korea	90,000	1,036,978
KB Financial Group, Inc. ADR	267,275	12,684,872
Shinhan Financial Group Co., Ltd. ADR	294,762	13,037,323
Woori Bank	299,737	4,096,084
		40,169,434
Capital Goods 0.4%
CJ Corp.	6,762	1,277,387
Daelim Industrial Co., Ltd.	14,143	1,167,214
Doosan Heavy Industries & Construction Co., Ltd.	27,688	563,850
Doosan Infracore Co., Ltd. *	53,426	380,319
Hanwha Corp.	40,000	1,709,539
Hanwha Techwin Co., Ltd. *	14,690	655,382
Hyundai Construction Equipment Co., Ltd. *	996	268,660
Hyundai Development Co-Engineering & Construction	32,264	1,481,216
Hyundai Electric & Energy System Co., Ltd. *	1,031	269,813
Hyundai Engineering & Construction Co., Ltd.	46,143	2,007,113
Hyundai Heavy Industries Co., Ltd. *	15,750	2,433,682
KCC Corp.	3,973	1,446,050
Korea Aerospace Industries Ltd.	36,992	2,101,368
LG Corp.	62,925	4,552,452
LG Hausys Ltd.	1,709	174,014
LS Corp.	17,626	1,157,120
Neo Holdings Co., Ltd. (c)	1,746	—
Samsung C&T Corp.	51,798	6,361,401
Samsung Engineering Co., Ltd. *	97,361	1,095,703
Samsung Heavy Industries Co., Ltd. *	104,574	1,148,857
SK Holdings Co., Ltd.	18,531	4,526,821
		34,777,961
Commercial & Professional Services 0.0%
KEPCO Plant Service & Engineering Co., Ltd.	11,174	528,959
S-1 Corp.	6,932	647,011
		1,175,970
Consumer Durables & Apparel 0.1%
Coway Co., Ltd.	30,955	2,778,651
Hanssem Co., Ltd.	4,786	940,443
LG Electronics, Inc.	80,148	5,905,868
		9,624,962
Consumer Services 0.0%
Kangwon Land, Inc.	68,795	2,227,419
Diversified Financials 0.1%
Korea Investment Holdings Co., Ltd.	18,000	983,923
Mirae Asset Daewoo Co., Ltd.	207,323	1,759,172
Samsung Card Co., Ltd.	32,702	1,226,763
Samsung Securities Co., Ltd.	30,959	1,110,221
		5,080,079

11

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Energy 0.1%
GS Holdings Corp.	36,954	2,406,169
S-Oil Corp.	33,943	3,137,818
SK Innovation Co., Ltd.	38,578	5,823,224
		11,367,211
Food & Staples Retailing 0.0%
BGF retail Co., Ltd.	8,000	996,785
E-MART, Inc.	15,172	3,292,958
		4,289,743
Food, Beverage & Tobacco 0.1%
CJ CheilJedang Corp.	5,790	1,972,923
KT&G Corp.	64,065	6,351,568
Lotte Chilsung Beverage Co., Ltd.	969	1,563,071
Lotte Confectionery Co., Ltd.	9,560	1,878,528
Orion Corp. (c)	3,177	2,264,421
		14,030,511
Household & Personal Products 0.1%
Amorepacific Corp.	21,594	6,615,525
AMOREPACIFIC Group	18,347	2,466,259
LG Household & Health Care Ltd.	6,009	5,275,855
		14,357,639
Insurance 0.2%
Dongbu Insurance Co., Ltd.	31,646	1,913,571
Hanwha Life Insurance Co., Ltd.	301,524	1,895,971
Hyundai Marine & Fire Insurance Co., Ltd.	51,234	1,727,477
Samsung Fire & Marine Insurance Co., Ltd.	19,199	5,015,816
Samsung Life Insurance Co., Ltd.	45,416	4,948,867
		15,501,702
Materials 0.3%
Hanwha Chemical Corp.	35,831	953,701
Hyosung Corp.	10,224	1,534,148
Hyundai Steel Co.	59,380	3,139,778
Korea Zinc Co., Ltd.	5,524	2,161,050
Kumho Petrochemical Co., Ltd.	10,221	713,900
LG Chem Ltd.	28,912	7,798,700
Lotte Chemical Corp.	8,908	2,868,287
OCI Co., Ltd.	10,000	794,927
POSCO ADR	172,950	10,875,096
		30,839,587
Media 0.0%
Cheil Worldwide, Inc.	46,165	791,683
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Celltrion, Inc. *	59,093	5,045,812
Samsung Biologics Co., Ltd. *	14,000	2,750,982
Yuhan Corp.	7,127	1,591,417
		9,388,211
Retailing 0.1%
Hotel Shilla Co., Ltd.	26,539	1,441,203
Hyundai Department Store Co., Ltd.	15,600	1,616,292
Lotte Shopping Co., Ltd.	8,088	2,069,678
Shinsegae Co., Ltd.	4,069	884,960
		6,012,133
Semiconductors & Semiconductor Equipment 0.2%
Hyundai Robotics Co., Ltd. *	3,346	1,219,335
SK Hynix, Inc.	308,297	15,695,721
		16,915,056
Software & Services 0.2%
Kakao Corp.	13,976	1,233,323
NAVER Corp.	16,069	12,127,818
NCSoft Corp.	10,001	3,381,010
NHN Entertainment Corp. *	12,554	793,876
Samsung SDS Co., Ltd.	23,160	3,371,811
		20,907,838
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 1.4%
LG Display Co., Ltd. ADR	312,300	4,550,211
Samsung Electro-Mechanics Co., Ltd.	45,129	3,325,422
Samsung Electronics Co., Ltd. GDR	124,219	123,349,467
Samsung SDI Co., Ltd.	30,546	4,515,330
		135,740,430
Telecommunication Services 0.1%
KT Corp. ADR	106,460	1,790,657
LG Uplus Corp.	155,054	2,243,547
SK Telecom Co., Ltd. ADR	163,843	4,115,736
		8,149,940
Transportation 0.0%
CJ Korea Express Co., Ltd. *	9,087	1,562,386
Hyundai Glovis Co., Ltd.	8,249	1,175,166
Korean Air Lines Co., Ltd. *	20,781	658,919
		3,396,471
Utilities 0.1%
Korea Electric Power Corp. ADR	312,300	5,983,668
		424,501,301

Singapore 1.1%
Banks 0.5%
DBS Group Holdings Ltd.	1,084,520	16,047,509
Oversea-Chinese Banking Corp., Ltd.	2,082,096	15,788,049
United Overseas Bank Ltd.	737,728	12,254,583
		44,090,141
Capital Goods 0.1%
Keppel Corp., Ltd.	894,350	4,156,911
Noble Group Ltd. *(a)	362,021	92,900
Sembcorp Industries Ltd.	1,000,260	2,284,821
Singapore Technologies Engineering Ltd.	1,061,043	2,853,173
Yangzijiang Shipbuilding Holdings Ltd.	1,357,310	1,246,049
		10,633,854
Consumer Services 0.0%
Genting Singapore plc	3,741,374	3,191,283
Diversified Financials 0.0%
Singapore Exchange Ltd.	421,967	2,217,508
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	4,838,179	1,276,518
Wilmar International Ltd.	1,399,119	3,580,224
		4,856,742
Media 0.0%
Singapore Press Holdings Ltd.	834,171	1,911,466
Real Estate 0.2%
Ascendas Real Estate Investment Trust	1,059,350	2,006,287
CapitaLand Commercial Trust	1,896,645	2,275,864
CapitaLand Ltd.	1,607,603	4,136,957
CapitaLand Mall Trust	1,849,800	2,660,910
City Developments Ltd.	374,859	2,885,824
Global Logistic Properties Ltd.	1,771,015	3,712,551
Suntec Real Estate Investment Trust	841,899	1,116,730
UOL Group Ltd.	386,739	1,956,898
Wing Tai Holdings Ltd.	899,765	1,239,014
		21,991,035
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	57,778	1,830,152
Technology Hardware & Equipment 0.0%
Venture Corp., Ltd.	225,136	2,104,242
Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	4,095,277	11,130,722

12

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transportation 0.1%
ComfortDelGro Corp., Ltd.	1,910,259	3,314,024
SATS Ltd.	192,151	713,934
Singapore Airlines Ltd.	316,040	2,286,801
Singapore Post Ltd.	1,680,520	1,536,691
		7,851,450
		111,808,595

Spain 3.0%
Banks 1.1%
Banco Bilbao Vizcaya Argentaria S.A.	3,995,510	32,582,885
Banco de Sabadell S.A.	3,616,951	7,459,358
Banco Santander S.A.	8,683,722	56,450,579
Bankia S.A.	2,103,350	2,421,983
Bankinter S.A.	424,831	3,915,414
CaixaBank S.A.	2,168,815	10,252,853
		113,083,072
Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	124,920	4,995,907
Ferrovial S.A.	315,423	7,113,372
Gamesa Corp. Tecnologica S.A.	153,508	3,485,193
Zardoya Otis S.A.	97,303	954,118
		16,548,590
Diversified Financials 0.0%
Corporacion Financiera Alba S.A.	21,867	1,283,569
Energy 0.2%
Enagas S.A.	140,535	4,182,307
Repsol S.A.	674,568	11,313,801
		15,496,108
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. (a)	431,382	2,657,803
Insurance 0.0%
Mapfre S.A.	651,008	2,317,698
Media 0.0%
Mediaset Espana Comunicacion S.A.	84,321	1,133,561
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	232,830	6,595,180
Real Estate 0.0%
Merlin Properties Socimi S.A.	133,143	1,690,331
Retailing 0.3%
Industria de Diseno Textil S.A.	637,498	26,090,360
Software & Services 0.1%
Amadeus IT Group S.A.	243,594	14,202,829
Telecommunication Services 0.3%
Telefonica S.A.	2,595,527	28,935,700
Transportation 0.2%
Abertis Infraestructuras S.A.	332,135	6,082,217
Aena S.A.	43,010	8,691,146
		14,773,363
Utilities 0.5%
Acciona S.A.	29,102	2,793,423
Endesa S.A.	200,560	5,010,143
Gas Natural SDG S.A.	200,554	5,056,226
Iberdrola S.A.	3,464,285	27,650,891
Red Electrica Corp. S.A.	270,810	6,082,905
		46,593,588
		291,401,752

Security	Number of Shares	Value ($)
Sweden 2.5%
Banks 0.6%
Nordea Bank AB	1,896,518	24,397,857
Skandinaviska Enskilda Banken AB, A Shares	831,124	10,040,553
Svenska Handelsbanken AB, A Shares	910,955	12,853,128
Swedbank AB, A Shares	643,504	15,540,529
		62,832,067
Capital Goods 0.8%
Alfa Laval AB	221,733	4,473,000
Assa Abloy AB, B Shares	544,392	12,249,604
Atlas Copco AB, A Shares	356,320	13,209,512
Atlas Copco AB, B Shares	235,387	7,790,157
Sandvik AB	580,878	9,119,952
Skanska AB, B Shares	234,517	5,593,264
SKF AB, B Shares	257,420	5,275,997
Trelleborg AB, B Shares	166,976	3,934,282
Volvo AB, B Shares	918,162	15,039,864
		76,685,632
Commercial & Professional Services 0.0%
Securitas AB, B Shares	207,289	3,309,455
Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	147,316	4,739,584
Husqvarna AB, B Shares	226,932	2,358,262
		7,097,846
Diversified Financials 0.2%
Industrivarden AB, A Shares	181,134	4,564,368
Industrivarden AB, C Shares	79,273	1,876,965
Investor AB, B Shares	260,681	12,073,963
Kinnevik AB, B Shares	125,251	3,603,764
		22,119,060
Energy 0.0%
Lundin Petroleum AB *	124,945	2,431,206
Food & Staples Retailing 0.0%
ICA Gruppen AB	72,907	2,632,216
Food, Beverage & Tobacco 0.1%
Swedish Match AB	120,975	4,088,746
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	100,106	2,087,513
Household & Personal Products 0.1%
Svenska Cellulosa AB SCA, B Shares	389,595	13,773,923
Materials 0.1%
Boliden AB	160,150	4,391,895
Real Estate 0.0%
Fastighets AB Balder, B Shares *	98,700	2,479,162
Retailing 0.2%
Hennes & Mauritz AB, B Shares	565,339	14,109,037
Technology Hardware & Equipment 0.2%
Hexagon AB, B Shares	153,027	6,715,548
Telefonaktiebolaget LM Ericsson, B Shares	1,687,447	12,332,466
		19,048,014
Telecommunication Services 0.1%
Tele2 AB, B Shares	284,193	2,930,382
Telia Co. AB	1,586,690	7,275,911
		10,206,293
		247,292,065

Switzerland 7.6%
Banks 0.0%
Banque Cantonale Vaudoise	3,123	2,251,349

13

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Capital Goods 0.5%
ABB Ltd.	1,218,433	30,638,701
Geberit AG	22,975	10,766,229
Schindler Holding AG	42,005	8,930,168
Sulzer AG	9,369	1,093,235
		51,428,333
Commercial & Professional Services 0.2%
Adecco Group AG	97,781	7,296,562
DKSH Holding AG	24,984	2,096,740
SGS S.A.	3,123	7,439,941
		16,833,243
Consumer Durables & Apparel 0.3%
Cie Financiere Richemont S.A.	307,261	25,659,334
The Swatch Group AG	54,723	9,400,366
		35,059,700
Diversified Financials 0.7%
Credit Suisse Group AG *	1,244,140	17,102,023
Julius Baer Group Ltd. *	144,528	7,491,168
Pargesa Holding S.A.	15,615	1,215,244
Partners Group Holding AG	13,078	8,022,110
UBS Group AG *	2,097,057	33,377,787
		67,208,332
Food, Beverage & Tobacco 1.7%
Barry Callebaut AG *	1,134	1,629,125
Chocoladefabriken Lindt & Sprungli AG	544	6,812,651
Nestle S.A.	1,841,161	157,275,548
		165,717,324
Health Care Equipment & Services 0.1%
Sonova Holding AG	34,353	5,695,025
Straumann Holding AG	4,138	2,294,493
		7,989,518
Insurance 0.6%
Baloise Holding AG	28,107	4,305,160
Helvetia Holding AG	5,174	2,997,289
Swiss Life Holding AG *	18,977	6,337,108
Swiss Re AG	200,589	18,306,040
Zurich Insurance Group AG	90,758	26,705,392
		58,650,989
Materials 0.5%
Clariant AG *	162,578	3,405,980
EMS-Chemie Holding AG	3,550	2,496,796
Givaudan S.A.	5,878	12,071,300
LafargeHolcim Ltd. *	291,718	17,532,325
Sika AG	1,056	6,810,439
Syngenta AG	15,183	6,904,573
		49,221,413
Pharmaceuticals, Biotechnology & Life Sciences 2.7%
Actelion Ltd. *	56,996	16,199,576
Lonza Group AG *	44,893	9,307,566
Novartis AG	1,409,387	115,512,779
Roche Holding AG	419,902	115,353,162
Roche Holding AG, Bearer Shares	18,748	5,154,223
Vifor Pharma AG	21,350	2,513,322
		264,040,628
Real Estate 0.1%
PSP Swiss Property AG	25,405	2,398,581
Swiss Prime Site AG *	46,845	4,318,716
		6,717,297
Retailing 0.0%
Dufry AG *	28,815	4,744,178
Software & Services 0.0%
Temenos Group AG *	31,893	2,969,934
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Swisscom AG	16,464	7,902,311
Transportation 0.1%
Flughafen Zuerich AG	7,902	1,960,085
Kuehne & Nagel International AG	31,230	5,044,958
		7,005,043
		747,739,592

United Kingdom 16.0%
Automobiles & Components 0.1%
GKN plc	1,027,467	4,642,432
Banks 2.0%
Barclays plc	10,146,645	27,507,516
CYBG plc *	600,192	2,069,539
HSBC Holdings plc	12,122,029	105,724,240
Lloyds Banking Group plc	39,865,278	36,328,511
Royal Bank of Scotland Group plc *	2,029,996	6,813,624
Standard Chartered plc *	1,612,627	15,236,853
		193,680,283
Capital Goods 0.8%
Ashtead Group plc	295,908	5,982,161
BAE Systems plc	1,909,409	16,404,260
Bunzl plc	222,941	6,999,437
Cobham plc	1,427,813	2,469,936
DCC plc	50,513	4,809,222
Howden Joinery Group plc	364,314	2,130,510
IMI plc	203,446	3,293,489
Meggitt plc	476,037	3,084,992
Melrose Industries plc	1,081,134	3,339,189
Rolls-Royce Holdings plc *	1,021,953	11,444,848
Smiths Group plc	258,180	5,342,761
The Weir Group plc	134,392	3,150,641
Travis Perkins plc	153,027	3,227,972
Wolseley plc	155,339	10,247,337
		81,926,755
Commercial & Professional Services 0.5%
Aggreko plc	107,817	1,203,267
Babcock International Group plc	166,272	2,002,674
Capita plc	401,356	3,018,112
Experian plc	576,779	12,047,518
G4S plc	1,121,543	4,705,534
Intertek Group plc	86,241	4,786,200
RELX plc	652,707	14,012,645
Rentokil Initial plc	1,392,858	4,775,782
		46,551,732
Consumer Durables & Apparel 0.3%
Barratt Developments plc	620,462	4,906,038
Bellway plc	99,486	3,629,474
Berkeley Group Holdings plc	79,409	3,337,826
Burberry Group plc	282,265	6,613,682
Persimmon plc	172,778	5,475,825
Taylor Wimpey plc	1,919,103	5,031,736
		28,994,581
Consumer Services 0.6%
Carnival plc	110,777	7,107,479
Compass Group plc	1,028,786	22,179,468
InterContinental Hotels Group plc	109,140	6,161,310
Merlin Entertainments plc	388,293	2,651,703
Paddy Power Betfair plc	50,832	5,295,663
TUI AG	267,225	4,132,792
Whitbread plc	116,169	6,435,145
William Hill plc	566,652	2,101,656
		56,065,216

14

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diversified Financials 0.3%
3i Group plc	592,217	6,842,480
Aberdeen Asset Management plc	603,012	2,249,746
Ashmore Group plc	323,756	1,465,761
Hargreaves Lansdown plc	143,658	2,592,666
Investec plc	385,617	3,026,700
Janus Henderson Group plc *(c)	29,225	914,142
London Stock Exchange Group plc	210,060	9,287,815
Provident Financial plc	86,298	3,399,011
Schroders plc	73,905	3,012,021
		32,790,342
Energy 2.1%
BP plc	11,232,648	67,675,202
John Wood Group plc	248,184	2,292,414
Petrofac Ltd.	157,364	771,967
Royal Dutch Shell plc, A Shares	2,683,009	72,736,272
Royal Dutch Shell plc, B Shares	2,213,130	61,240,683
		204,716,538
Food & Staples Retailing 0.2%
Booker Group plc	738,016	1,900,721
J Sainsbury plc	987,248	3,581,312
Tesco plc *	4,901,224	11,623,136
Wm Morrison Supermarkets plc	1,318,941	4,192,017
		21,297,186
Food, Beverage & Tobacco 1.7%
Associated British Foods plc	207,957	8,043,128
British American Tobacco plc	1,125,213	80,328,468
Coca-Cola HBC AG CDI *	124,920	3,633,313
Diageo plc	1,538,965	46,231,154
Imperial Brands plc	577,917	27,074,600
Tate & Lyle plc	282,230	2,688,866
		167,999,529
Health Care Equipment & Services 0.1%
Mediclinic International plc	231,853	2,419,927
Smith & Nephew plc	530,910	9,280,026
		11,699,953
Household & Personal Products 0.8%
Reckitt Benckiser Group plc	374,969	38,425,194
Unilever plc	738,381	41,288,437
		79,713,631
Insurance 0.9%
Admiral Group plc	113,088	2,973,837
Aviva plc	2,437,904	16,522,871
Direct Line Insurance Group plc	837,740	3,770,042
Legal & General Group plc	3,642,549	11,840,519
Old Mutual plc	2,976,426	7,231,432
Prudential plc	1,522,422	34,118,850
RSA Insurance Group plc	585,890	4,731,001
St. James's Place plc	288,777	4,372,907
Standard Life plc	1,187,173	5,866,723
		91,428,182
Materials 1.4%
Anglo American plc *	779,468	10,379,517
Antofagasta plc	247,574	2,560,042
BHP Billiton plc	1,281,638	19,407,652
CRH plc	494,009	17,805,734
Croda International plc	83,625	4,278,286
DS Smith plc	556,545	3,141,160
Fresnillo plc	98,182	1,997,550
Glencore plc *	7,000,219	25,764,306
Johnson Matthey plc	113,914	4,576,425
Mondi plc	209,494	5,473,835
Polymetal International plc	148,234	1,934,678
Randgold Resources Ltd.	56,656	5,386,768
Rio Tinto plc	732,239	29,327,447
Security	Number of Shares	Value ($)
RPC Group plc	222,536	2,464,888
Smurfit Kappa Group plc	156,946	4,418,914
		138,917,202
Media 0.4%
Daily Mail & General Trust plc, A Shares	137,412	1,223,119
Informa plc	531,182	4,601,246
ITV plc	2,209,325	5,581,617
Pearson plc	474,117	4,324,215
Sky plc	636,389	8,141,528
WPP plc	767,141	17,271,549
		41,143,274
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
AstraZeneca plc	754,405	50,973,903
GlaxoSmithKline plc	2,936,537	64,578,392
Hikma Pharmaceuticals plc	97,138	2,116,758
Shire plc	538,267	31,071,384
		148,740,437
Real Estate 0.3%
Capital & Counties Properties plc	481,428	1,953,374
Derwent London plc	54,666	1,951,997
Hammerson plc	522,660	3,950,534
Intu Properties plc	674,568	2,368,668
Land Securities Group plc	490,311	6,772,749
Segro plc	615,231	3,994,991
The British Land Co. plc	590,885	4,836,173
		25,828,486
Retailing 0.2%
Dixons Carphone plc	612,576	2,598,586
Inchcape plc	306,927	3,237,179
Kingfisher plc	1,432,086	6,010,294
Marks & Spencer Group plc	1,018,098	5,027,252
Next plc	82,613	4,649,909
		21,523,220
Software & Services 0.3%
Auto Trader Group plc	672,456	3,612,195
Just Eat plc *	441,103	3,823,804
Micro Focus International plc	128,562	3,973,255
Rightmove plc	53,430	2,990,777
The Sage Group plc	695,680	6,470,728
Worldpay Group plc	982,768	3,940,597
		24,811,356
Technology Hardware & Equipment 0.0%
Halma plc	226,057	3,344,354
Telecommunication Services 0.7%
BT Group plc	5,007,253	20,009,671
Inmarsat plc	301,141	3,110,065
Vodafone Group plc	16,316,210	48,761,819
		71,881,555
Transportation 0.1%
easyJet plc	185,729	3,390,305
International Consolidated Airlines Group S.A.	594,579	4,636,136
Royal Mail plc	479,471	2,732,148
		10,758,589
Utilities 0.7%
Centrica plc	3,349,723	8,791,356
National Grid plc	2,048,144	28,806,954
Pennon Group plc	254,260	3,023,064
Severn Trent plc	159,273	5,140,339

15

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SSE plc	609,739	11,846,501
United Utilities Group plc	428,408	5,690,921
		63,299,135
		1,571,753,968
Total Common Stock
(Cost $8,734,424,577)		9,702,833,948

Preferred Stock 0.7% of net assets

Germany 0.5%
Automobiles & Components 0.3%
Bayerische Motoren Werke AG	29,590	2,433,657
Porsche Automobil Holding SE	99,936	5,725,662
Volkswagen AG	114,234	17,181,010
		25,340,329
Health Care Equipment & Services 0.0%
Sartorius AG	12,904	1,316,832
Household & Personal Products 0.2%
Henkel AG & Co. KGaA	104,285	14,652,699
Materials 0.0%
Fuchs Petrolub SE	41,190	2,300,392
		43,610,252

Republic of Korea 0.2%
Automobiles & Components 0.0%
Hyundai Motor Co.	7,653	724,561
Hyundai Motor Co. 2nd PRF	18,811	1,906,974
		2,631,535
Household & Personal Products 0.0%
Amorepacific Corp.	4,500	856,109
Technology Hardware & Equipment 0.2%
Samsung Electronics Co., Ltd.	10,559	16,494,901
		19,982,545

Spain 0.0%
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A., B Shares	126,000	2,706,930

United Kingdom 0.0%
Capital Goods 0.0%
Rolls-Royce Holdings plc (c)	69,726,189	90,013
Total Preferred Stock
(Cost $58,771,929)		66,389,740

Rights 0.0% of net assets

Switzerland 0.0%
Diversified Financials 0.0%
Credit Suisse Group AG expires 06/07/17 *	1,220,689	567,733
Total Rights
(Cost $—)		567,733
Security	Number of Shares	Value ($)
Other Investment Companies 0.3% of net assets

United States 0.3%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72% (b)	14,198,030	14,198,030
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.71% (b)	22,238,122	22,238,122
Total Other Investment Companies
(Cost $36,436,152)		36,436,152

End of Investments

At 05/31/17, the tax basis cost of the fund's investments was $8,835,947,739 and the unrealized appreciation and depreciation were $1,215,764,397 and ($245,484,563), respectively, with a net unrealized appreciation of $970,279,834.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $21,151,781.
(b)	The rate shown is the 7-day yield.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
GDR –	Global Depositary Receipt
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
In addition to the above, the fund held the following at 05/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE Index, e-mini, Long, expires 06/16/17	690	65,063,550	393,191

16

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$7,384,446,908	$—	$— *	$7,384,446,908
Hong Kong[1]	316,063,181	—	—	316,063,181
Technology Hardware & Equipment	1,815,646	—	4,252,944	6,068,590
Republic of Korea[1]	410,470,790	—	— *	410,470,790
Food, Beverage & Tobacco	11,766,090	—	2,264,421	14,030,511
United Kingdom[1]	1,538,963,626	—	—	1,538,963,626
Diversified Financials	31,876,200	—	914,142	32,790,342
Preferred Stock[1]	66,299,727	—	—	66,299,727
United Kingdom[1]	—	—	90,013	90,013
Rights [1]	567,733	—	—	567,733
Other Investment Companies[1]	36,436,152	—	—	36,436,152
Total	$9,798,706,053	$—	$7,521,520	$9,806,227,573
Other Financial Instruments
Futures Contracts[2]	$393,191	$—	$—	$393,191
*	Level 3 amount shown includes securities determined to have no value at May 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
17

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF™

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	1,164,755,578	1,314,694,159
0.3%	Preferred Stock	3,635,134	4,301,062
0.0%	Rights	—	—
2.8%	Other Investment Companies	37,331,990	37,331,990
102.1%	Total Investments	1,205,722,702	1,356,327,211
(2.1%)	Other Assets and Liabilities, Net		(28,464,425)
100.0%	Net Assets		1,327,862,786

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets

Australia 5.0%
Automobiles & Components 0.1%
ARB Corp., Ltd.	58,712	684,906
Banks 0.0%
Genworth Mortgage Insurance Australia Ltd.	216,552	461,067
Capital Goods 0.2%
Cardno Ltd. *	152,545	137,410
GWA Group Ltd.	217,609	474,657
Monadelphous Group Ltd.	67,034	648,745
RCR Tomlinson Ltd. *	103,284	264,501
Reliance Worldwide Corp., Ltd.	347,449	853,572
Seven Group Holdings Ltd.	76,197	640,991
		3,019,876
Commercial & Professional Services 0.2%
Cabcharge Australia Ltd.	88,590	170,153
Cleanaway Waste Management Ltd.	826,612	812,290
IPH Ltd.	70,897	242,785
McMillan Shakespeare Ltd.	46,073	466,124
Programmed Maintenance Services Ltd.	155,719	207,506
SG Fleet Group Ltd.	88,590	226,871
SmartGroup Corp., Ltd.	32,538	164,716
Spotless Group Holdings Ltd.	498,594	417,575
Tox Free Solutions Ltd.	130,821	230,813
		2,938,833
Consumer Durables & Apparel 0.1%
Breville Group Ltd.	85,619	655,875
G.U.D. Holdings Ltd.	79,058	707,433
		1,363,308
Consumer Services 0.4%
Ainsworth Game Technology Ltd.	124,909	205,504
Ardent Leisure Group	368,201	567,402
Collins Foods Ltd.	49,868	191,190
Corporate Travel Management Ltd.	22,688	372,088
G8 Education Ltd.	262,836	659,402
IDP Education Ltd.	133,830	444,348
InvoCare Ltd.	86,023	939,464
Mantra Group Ltd.	216,578	470,796
Security	Number of Shares	Value ($)
Navitas Ltd.	256,062	821,595
Retail Food Group Ltd.	108,030	413,374
		5,085,163
Diversified Financials 0.3%
Blue Sky Alternative Investments Ltd.	49,940	301,140
BT Investment Management Ltd.	149,002	1,231,262
Credit Corp. Group Ltd.	26,514	353,711
Eclipx Group Ltd.	134,603	359,737
FlexiGroup Ltd.	239,066	303,443
IRESS Ltd.	96,232	859,679
		3,408,972
Energy 0.2%
AWE Ltd. *	318,232	99,501
Beach Energy Ltd.	1,063,657	498,859
Karoon Gas Australia Ltd. *	167,482	165,204
Liquefied Natural Gas Ltd. *(a)	288,406	138,484
Senex Energy Ltd. *(a)	732,851	160,943
Washington H Soul Pattinson & Co., Ltd. (a)	73,832	970,668
		2,033,659
Food, Beverage & Tobacco 0.3%
Australian Agricultural Co., Ltd. *	346,575	485,054
Bega Cheese Ltd.	94,180	415,766
Costa Group Holdings Ltd.	215,746	727,573
GrainCorp Ltd., Class A	197,523	1,517,514
Select Harvests Ltd.	62,181	193,032
Tassal Group Ltd.	97,060	325,153
		3,664,092
Health Care Equipment & Services 0.2%
Australian Pharmaceutical Industries Ltd.	284,139	377,576
Estia Health Ltd.	78,158	185,609
Japara Healthcare Ltd.	159,454	254,030
Nanosonics Ltd. *	139,653	293,180
Primary Health Care Ltd.	341,437	935,392
Regis Healthcare Ltd.	82,585	258,833
Sigma Healthcare Ltd.	736,498	446,853
		2,751,473
Household & Personal Products 0.1%
Asaleo Care Ltd.	286,992	299,112
Blackmores Ltd. (a)	8,952	679,893
BWX Ltd.	48,594	194,987
		1,173,992
Insurance 0.2%
nib Holdings Ltd.	347,052	1,400,326
Steadfast Group Ltd.	286,137	587,921
		1,988,247
Materials 0.8%
Beadell Resources Ltd. *	810,666	126,735
Brickworks Ltd.	44,859	479,222
Evolution Mining Ltd.	734,861	1,318,432
Galaxy Resources Ltd. *	262,574	445,679
Gold Road Resources Ltd. *	567,860	289,579
Highfield Resources Ltd. *	207,327	162,062
Independence Group NL	348,870	929,784

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Jacana Minerals Ltd. *(b)	8,715	—
Lynas Corp., Ltd. *(a)	2,362,475	149,493
MACA Ltd.	128,156	150,264
Mineral Resources Ltd.	104,084	782,602
Northern Star Resources Ltd.	427,847	1,503,370
Orocobre Ltd. *(a)	113,349	309,684
Pact Group Holdings Ltd.	151,070	691,654
Perseus Mining Ltd. *	656,435	139,275
Pilbara Minerals Ltd. *	626,548	188,905
Quintis Ltd. (a)(b)	227,692	50,004
Regis Resources Ltd.	319,234	777,127
Resolute Mining Ltd.	377,649	326,123
Sandfire Resources NL	121,648	553,327
Saracen Mineral Holdings Ltd. *	553,605	430,677
St. Barbara Ltd. *	357,848	767,232
Syrah Resources Ltd. *	172,178	351,207
Western Areas Ltd. *	158,483	259,562
		11,181,999
Media 0.2%
APN Outdoor Group Ltd.	106,993	369,580
HT&E Ltd.	165,806	288,836
Nine Entertainment Co. Holdings Ltd.	484,074	468,480
oOh!media Ltd.	90,546	291,198
Southern Cross Media Group Ltd.	667,369	563,894
Village Roadshow Ltd.	66,928	179,368
WPP AUNZ Ltd.	210,583	187,338
		2,348,694
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Mayne Pharma Group Ltd. *(a)	927,012	748,774
Mesoblast Ltd. *(a)	166,980	262,290
Sirtex Medical Ltd.	33,733	301,099
Starpharma Holdings Ltd. *	323,767	159,079
		1,471,242
Real Estate 0.7%
Abacus Property Group	259,391	675,862
Arena REIT	177,356	290,472
Aveo Group	366,438	894,767
BWP Trust	344,136	778,824
Centuria Industrial REIT	141,794	271,285
Charter Hall Group	333,444	1,412,442
Charter Hall Retail REIT	257,779	834,780
Cromwell Property Group	1,188,550	844,999
Folkestone Education Trust	177,356	365,730
Gateway Lifestyle	240,021	385,956
Growthpoint Properties Australia Ltd.	113,632	281,696
Ingenia Communities Group	137,633	275,620
Investa Office Fund	434,637	1,527,229
New South Resources Ltd. *	320,594	347,259
Viva Energy REIT	262,225	470,464
		9,657,385
Retailing 0.4%
Automotive Holdings Group Ltd.	175,025	383,074
Bapcor Ltd.	169,627	659,175
Greencross Ltd.	68,031	285,135
JB Hi-Fi Ltd.	76,448	1,315,798
Myer Holdings Ltd.	477,304	307,360
Premier Investments Ltd.	68,023	628,439
RCG Corp., Ltd.	163,785	73,158
Super Retail Group Ltd.	114,100	654,051
The Reject Shop Ltd.	32,182	89,123
Vita Group Ltd.	87,093	62,567
Webjet Ltd.	51,797	466,194
		4,924,074
Security	Number of Shares	Value ($)
Software & Services 0.4%
Aconex Ltd. *(a)	121,227	385,356
Altium Ltd.	87,814	553,057
carsales.com Ltd.	165,353	1,349,143
Link Administration Holdings Ltd.	241,211	1,391,663
MYOB Group Ltd.	192,585	508,963
NEXTDC Ltd. *	196,490	652,395
Technology One Ltd.	138,621	580,996
WiseTech Global Ltd.	40,249	216,336
		5,637,909
Telecommunication Services 0.0%
SpeedCast International Ltd.	189,725	552,251
Transportation 0.1%
Qube Holdings Ltd. (b)	794,417	1,547,821
Virgin Australia International Holdings Ltd. *(b)	424,000	—
		1,547,821
Utilities 0.0%
Infigen Energy *	419,728	273,408
		66,168,371

Austria 1.2%
Capital Goods 0.1%
Porr AG	5,879	200,146
Semperit AG Holding (a)	8,208	232,640
Strabag SE	14,109	588,295
Zumtobel Group AG	20,200	416,137
		1,437,218
Consumer Services 0.0%
DO & Co. AG	5,213	388,652
Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG *	8,471	579,350
Insurance 0.1%
UNIQA Insurance Group AG	70,113	611,026
Materials 0.4%
Lenzing AG	9,096	1,630,927
Mayr Melnhof Karton AG	6,623	841,575
RHI AG	21,147	769,990
Wienerberger AG	83,727	1,975,759
		5,218,251
Real Estate 0.4%
BUWOG AG *	73,081	2,075,035
CA Immobilien Anlagen AG	53,755	1,283,905
IMMOFINANZ AG *	611,867	1,375,401
S IMMO AG *	40,501	562,688
		5,297,029
Technology Hardware & Equipment 0.0%
Kapsch TrafficCom AG	2,975	161,080
Transportation 0.1%
Flughafen Wien AG	2,480	94,232
Oesterreichische Post AG	24,023	1,044,086
		1,138,318
Utilities 0.1%
EVN AG	20,847	302,408
Verbund AG	43,400	810,379
		1,112,787
		15,943,711

Belgium 1.5%
Capital Goods 0.0%
Cie d'Entreprises CFE	4,164	638,916

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.0%
Van de Velde N.V.	6,414	351,467
Diversified Financials 0.1%
Gimv N.V.	11,700	727,958
KBC Ancora *	21,474	1,087,121
		1,815,079
Energy 0.1%
Euronav N.V.	96,448	725,895
Health Care Equipment & Services 0.1%
AGFA-Gevaert N.V. *	120,265	550,283
Ion Beam Applications	14,578	885,384
		1,435,667
Household & Personal Products 0.1%
Ontex Group N.V.	50,463	1,824,656
Materials 0.2%
Bekaert N.V.	25,451	1,323,230
Nyrstar N.V. *(a)	66,863	414,433
Tessenderlo Chemie N.V. *	16,605	700,399
		2,438,062
Media 0.0%
Kinepolis Group N.V.	8,486	489,054
Real Estate 0.4%
Aedifica S.A.	10,942	917,653
Befimmo S.A.	15,699	925,574
Cofinimmo S.A.	14,871	1,800,171
Warehouses De Pauw SCA	10,864	1,109,265
		4,752,663
Retailing 0.1%
D'Ieteren S.A. N.V.	21,045	1,027,775
Semiconductors & Semiconductor Equipment 0.1%
Melexis N.V.	15,800	1,426,876
Software & Services 0.1%
Econocom Group S.A. N.V. *	84,924	746,978
Technology Hardware & Equipment 0.1%
Barco N.V.	7,248	719,515
EVS Broadcast Equipment S.A.	6,568	263,781
		983,296
Telecommunication Services 0.0%
Orange Belgium S.A.	21,381	498,771
Utilities 0.1%
Elia System Operator S.A. N.V.	17,873	1,046,111
		20,201,266

Canada 15.7%
Automobiles & Components 0.2%
Linamar Corp.	36,132	1,639,275
Martinrea International, Inc.	52,250	432,483
		2,071,758
Banks 0.2%
Canadian Western Bank	62,497	1,122,975
First National Financial Corp.	8,069	151,021
Genworth MI Canada, Inc. (a)	26,514	600,280
Home Capital Group, Inc. (a)	44,804	303,183
Laurentian Bank of Canada	19,381	747,288
		2,924,747
Capital Goods 1.3%
Aecon Group, Inc.	41,406	451,858
ATS Automation Tooling Systems, Inc. *	60,156	575,862
Bombardier, Inc., B Shares *	1,359,453	2,455,812
CAE, Inc.	194,141	3,136,267
Finning International, Inc.	117,836	2,242,086
MacDonald, Dettwiler & Associates Ltd.	26,666	1,237,846
Security	Number of Shares	Value ($)
New Flyer Industries, Inc.	35,857	1,474,950
Russel Metals, Inc.	45,462	847,848
Toromont Industries Ltd.	52,626	1,773,161
WSP Global, Inc.	70,232	2,614,916
		16,810,606
Commercial & Professional Services 0.4%
Ritchie Bros. Auctioneers, Inc.	68,278	2,121,082
Stantec, Inc.	75,358	1,742,936
Transcontinental, Inc., Class A	45,313	794,412
		4,658,430
Consumer Durables & Apparel 0.4%
Dorel Industries, Inc., Class B	21,062	548,420
Gildan Activewear, Inc.	163,389	4,730,987
		5,279,407
Consumer Services 0.2%
Amaya, Inc. *	83,886	1,455,134
Enercare, Inc.	75,635	1,072,900
Great Canadian Gaming Corp. *	33,013	586,838
		3,114,872
Diversified Financials 0.6%
ECN Capital Corp.	267,749	731,468
Element Fleet Management Corp.	286,192	1,813,729
Onex Corp.	57,329	4,167,568
Sprott, Inc.	120,544	204,373
TMX Group Ltd.	27,343	1,444,784
		8,361,922
Energy 3.2%
Advantage Oil & Gas Ltd. *	126,804	798,921
AltaGas Ltd.	107,781	2,402,670
Athabasca Oil Corp. *	284,293	258,888
Baytex Energy Corp. *(a)	103,406	300,870
Birchcliff Energy Ltd.	152,513	718,133
Bonterra Energy Corp.	21,299	249,779
Canadian Energy Services & Technology Corp.	174,581	827,214
Crew Energy, Inc. *	100,843	299,386
Enbridge Income Fund Holdings, Inc.	59,023	1,417,566
Enerflex Ltd.	66,221	840,816
Enerplus Corp.	165,350	1,303,752
Ensign Energy Services, Inc.	88,249	452,123
Gibson Energy, Inc.	96,054	1,274,367
Gran Tierra Energy, Inc. *	268,293	629,665
Kelt Exploration Ltd. *	97,740	454,436
Keyera Corp.	130,212	3,875,414
MEG Energy Corp. *	151,211	577,662
Mullen Group Ltd.	62,140	685,946
NuVista Energy Ltd. *	113,230	575,078
Paramount Resources Ltd., A Shares *	38,919	583,771
Parex Resources, Inc. *	103,438	1,241,379
Parkland Fuel Corp.	68,187	1,551,839
Pason Systems, Inc.	52,230	754,042
Pengrowth Energy Corp. *(a)	379,438	309,011
Penn West Petroleum Ltd. *(a)	350,849	485,739
Peyto Exploration & Development Corp.	100,223	1,817,177
PrairieSky Royalty Ltd.	150,897	3,255,452
Precision Drilling Corp. *	206,214	748,093
Raging River Exploration, Inc. *	155,395	915,780
Secure Energy Services, Inc.	97,624	658,440
Seven Generations Energy Ltd., A Shares *	186,904	3,352,842
ShawCor Ltd.	45,750	1,040,188
TORC Oil & Gas Ltd.	122,019	491,437
Veresen, Inc.	221,709	3,013,680
Vermilion Energy, Inc.	73,714	2,306,871
Whitecap Resources, Inc.	242,326	1,643,375
		42,111,802

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food & Staples Retailing 0.3%
Empire Co., Ltd., A Shares	112,482	1,706,342
The Jean Coutu Group PJC, Inc., A Shares	53,839	884,495
The North West Co., Inc.	39,868	952,794
		3,543,631
Food, Beverage & Tobacco 0.3%
Cott Corp.	100,850	1,330,530
Maple Leaf Foods, Inc.	55,695	1,415,157
Premium Brands Holdings Corp.	18,608	1,271,990
		4,017,677
Health Care Equipment & Services 0.1%
Chartwell Retirement Residences	133,825	1,593,178
Extendicare, Inc.	49,062	374,131
		1,967,309
Insurance 0.2%
Industrial Alliance Insurance & Financial Services, Inc.	74,573	2,761,084
Materials 3.8%
Alacer Gold Corp. *(a)	170,613	250,103
Alamos Gold, Inc., Class A	217,020	1,460,511
B2Gold Corp. *	663,742	1,665,866
Canfor Corp. *	58,814	837,774
Cascades, Inc.	47,310	574,781
CCL Industries, Inc., Class B	22,964	5,426,556
Centerra Gold, Inc.	141,697	804,632
China Gold International Resources Corp., Ltd. *	172,076	247,151
Detour Gold Corp. *	124,200	1,607,327
Dominion Diamond Corp.	65,381	842,736
Eldorado Gold Corp.	505,620	1,531,047
Endeavour Mining Corp. *	44,270	698,120
First Majestic Silver Corp. *	111,380	931,809
First Quantum Minerals Ltd.	494,756	4,172,111
Hudbay Minerals, Inc.	167,474	856,775
IAMGOLD Corp. *	314,110	1,399,972
Ivanhoe Mines Ltd., Class A *	454,528	1,298,940
Kinross Gold Corp. *	868,471	3,754,994
Lundin Mining Corp.	444,801	2,450,077
Methanex Corp.	63,608	2,624,001
Nevsun Resources Ltd.	214,892	517,064
New Gold, Inc. *	363,260	1,048,874
Norbord, Inc.	29,750	847,766
NOVAGOLD RESOURCES, Inc. *	168,887	663,945
OceanaGold Corp.	429,692	1,447,471
Osisko Gold Royalties Ltd.	73,681	777,886
Pan American Silver Corp.	101,238	1,765,875
Pretium Resources, Inc. *	100,545	901,458
SEMAFO, Inc. *	214,634	436,991
Silver Standard Resources, Inc. *	81,069	770,056
Stella-Jones, Inc.	29,246	967,866
Tahoe Resources, Inc.	210,268	1,861,853
Torex Gold Resources, Inc. *	55,261	923,812
West Fraser Timber Co., Ltd.	40,232	1,751,717
Winpak Ltd.	20,531	894,384
Yamana Gold, Inc.	676,085	1,751,905
		50,764,206
Media 0.4%
Aimia, Inc.	117,796	205,818
Cineplex, Inc.	43,433	1,645,418
Cogeco Communications, Inc.	10,094	590,230
Corus Entertainment, Inc., B Shares	72,125	713,401
Quebecor, Inc., Class B	57,629	1,755,707
		4,910,574
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ProMetic Life Sciences, Inc. *(a)	495,400	744,549
Security	Number of Shares	Value ($)
Real Estate 1.6%
Allied Properties Real Estate Investment Trust	64,031	1,813,271
Artis Real Estate Investment Trust	96,017	931,949
Boardwalk Real Estate Investment Trust (a)	28,455	1,010,156
Canadian Apartment Properties REIT	96,490	2,391,712
Canadian Real Estate Investment Trust	51,798	1,877,567
Colliers International Group, Inc.	25,001	1,341,951
Cominar Real Estate Investment Trust	132,837	1,286,376
Dream Office Real Estate Investment Trust	76,265	1,124,749
First Capital Realty, Inc.	64,198	956,767
FirstService Corp.	23,319	1,459,013
Granite Real Estate Investment Trust	35,404	1,341,247
H&R Real Estate Investment Trust	204,966	3,478,064
Morguard Real Estate Investment Trust	24,670	272,325
Northview Apartment Real Estate Investment Trust	33,618	528,649
Smart Real Estate Investment Trust	80,586	1,836,409
		21,650,205
Retailing 0.5%
AutoCanada, Inc.	30	408
Dollarama, Inc.	71,460	6,620,115
Hudson's Bay Co. (a)	86,168	648,796
		7,269,319
Software & Services 0.7%
DH Corp.	77,042	1,449,921
Enghouse Systems Ltd.	12,442	544,124
Open Text Corp.	184,197	6,012,620
The Descartes Systems Group, Inc. *	51,202	1,280,524
		9,287,189
Technology Hardware & Equipment 0.1%
Celestica, Inc. *	86,669	1,191,562
Sierra Wireless, Inc. *(a)	23,393	634,055
		1,825,617
Transportation 0.2%
Air Canada *	22,688	298,990
TFI International, Inc.	65,386	1,336,088
Westshore Terminals Investment Corp.	41,252	664,271
		2,299,349
Utilities 0.9%
Algonquin Power & Utilities Corp.	256,090	2,648,684
Atco Ltd., Class I	55,651	2,099,221
Capital Power Corp.	70,862	1,330,466
Emera, Inc.	32,894	1,173,342
Innergex Renewable Energy, Inc.	75,394	816,624
Just Energy Group, Inc.	99,013	518,266
Northland Power, Inc.	79,696	1,377,731
Superior Plus Corp.	102,493	906,024
TransAlta Corp.	204,127	1,151,586
TransAlta Renewables, Inc.	50,534	585,891
		12,607,835
		208,982,088

Denmark 1.7%
Banks 0.2%
Spar Nord Bank A/S	64,205	826,351
Sydbank A/S	52,407	1,881,326
		2,707,677
Capital Goods 0.4%
FLSmidth & Co. A/S	34,871	2,124,654
NKT A/S *	17,602	1,448,675
Rockwool International A/S, B Shares	4,230	847,164
Solar A/S, B Shares	4,170	242,665
		4,663,158

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.0%
Bang & Olufsen A/S *	25,601	398,571
Food, Beverage & Tobacco 0.2%
Royal Unibrew A/S	28,944	1,336,974
Scandinavian Tobacco Group A/S, Class A	32,618	527,536
Schouw & Co.	8,405	899,460
		2,763,970
Health Care Equipment & Services 0.3%
Ambu A/S, Class B (a)	17,031	1,142,968
GN Store Nord A/S	96,562	2,948,280
		4,091,248
Insurance 0.1%
Alm Brand A/S	59,047	513,189
Topdanmark A/S *	41,418	1,246,440
		1,759,629
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
ALK-Abello A/S	4,568	689,422
Bavarian Nordic A/S *	20,029	1,092,893
		1,782,315
Retailing 0.0%
Matas A/S	24,810	412,506
Software & Services 0.2%
Nets A/S *	67,839	1,361,722
SimCorp A/S	23,811	1,481,012
		2,842,734
Transportation 0.1%
D/S Norden A/S *(a)	4,528	77,407
Dfds A/S	23,839	1,318,804
		1,396,211
		22,818,019

Finland 1.4%
Capital Goods 0.7%
Cargotec Oyj, B Shares	29,820	1,777,228
Cramo Oyj	18,205	530,827
Konecranes Oyj	42,045	1,736,580
Outotec Oyj *(a)	131,055	856,964
Ramirent Oyj	52,833	548,955
Uponor Oyj	38,071	681,549
Valmet Oyj	95,621	1,862,347
YIT Oyj	96,128	813,962
		8,808,412
Commercial & Professional Services 0.1%
Caverion Corp. *(a)	95,238	796,788
Consumer Durables & Apparel 0.2%
Amer Sports Oyj *	80,542	1,870,260
Food, Beverage & Tobacco 0.0%
Raisio Oyj, V Shares	74,595	304,492
Health Care Equipment & Services 0.0%
Oriola Corp., B Shares	77,249	316,194
Materials 0.2%
Kemira Oyj	52,581	663,409
Metsa Board Oyj	159,077	1,214,610
Outokumpu Oyj	145,040	1,154,730
		3,032,749
Media 0.0%
Sanoma Oyj	55,654	518,812
Real Estate 0.1%
Citycon Oyj	285,286	718,601
Sponda Oyj	167,452	782,951
		1,501,552
Security	Number of Shares	Value ($)
Software & Services 0.1%
Tieto Oyj	52,469	1,714,581
Transportation 0.0%
Finnair Oyj	54,496	321,724
		19,185,564

France 3.6%
Capital Goods 0.2%
Haulotte Group S.A.	8,821	150,772
Jacquet Metal Service	8,821	260,875
Manitou BF S.A.	6,992	224,632
Mersen	8,912	266,172
Nexans S.A.	24,457	1,338,930
Tarkett S.A.	14,614	729,974
		2,971,355
Commercial & Professional Services 0.3%
Derichebourg S.A.	53,204	362,378
Elis S.A.	78,060	1,741,525
GL Events	6,992	176,592
SPIE S.A.	44,704	1,247,441
		3,527,936
Consumer Durables & Apparel 0.1%
Beneteau S.A.	22,456	390,014
Trigano S.A.	6,991	763,969
		1,153,983
Consumer Services 0.2%
Elior Group	89,308	2,532,765
Diversified Financials 0.2%
Euronext N.V.	50,884	2,664,120
FFP	4,559	475,338
		3,139,458
Energy 0.2%
Bourbon Corp. (a)	20,006	228,117
Etablissements Maurel et Prom *(a)	100,898	436,820
Gaztransport Et Technigaz S.A.	12,882	509,104
Vallourec S.A. *(a)	197,399	1,246,169
		2,420,210
Food & Staples Retailing 0.0%
Rallye S.A.	7,474	159,686
Food, Beverage & Tobacco 0.1%
Bonduelle S.C.A.	11,060	412,659
Vilmorin & Cie S.A.	3,871	331,911
		744,570
Health Care Equipment & Services 0.1%
Guerbet	3,322	306,841
Korian S.A.	28,076	944,303
		1,251,144
Insurance 0.0%
Coface S.A. *	56,127	456,951
Materials 0.1%
Eramet *(a)	7,830	382,922
Vicat S.A.	11,629	857,578
		1,240,500
Media 0.4%
Havas S.A.	128,801	1,321,345
IPSOS	25,862	1,017,864
Metropole Television S.A.	54,922	1,309,308
Technicolor S.A.	256,537	1,323,527
Television Francaise 1 S.A.	78,557	1,008,813
		5,980,857

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Boiron S.A.	2,967	294,937
DBV Technologies S.A. *	14,980	1,000,594
Genfit *(a)	23,673	798,076
Virbac S.A. *	3,038	499,624
		2,593,231
Real Estate 0.2%
Mercialys S.A.	31,332	613,756
Nexity S.A. *	28,180	1,698,182
		2,311,938
Retailing 0.1%
Groupe Fnac S.A. *	10,554	736,645
Maisons du Monde S.A. *	22,688	857,481
		1,594,126
Semiconductors & Semiconductor Equipment 0.1%
SOITEC *	13,458	743,207
Software & Services 0.6%
Alten S.A.	16,882	1,505,796
Altran Technologies S.A.	90,088	1,626,435
Sopra Steria Group	9,278	1,472,112
UBISOFT Entertainment S.A. *	53,816	2,997,363
Worldline S.A. *	23,839	838,656
		8,440,362
Technology Hardware & Equipment 0.1%
Neopost S.A.	24,629	1,098,119
Transportation 0.1%
Air France-KLM *	100,846	1,139,683
Europcar Groupe S.A.	48,839	651,345
		1,791,028
Utilities 0.3%
Albioma S.A.	8,044	172,407
Direct Energie	2,734	159,192
Rubis S.C.A.	26,447	3,067,645
		3,399,244
		47,550,670

Germany 5.0%
Automobiles & Components 0.1%
ElringKlinger AG (a)	20,568	403,481
Leoni AG	20,867	1,151,542
		1,555,023
Banks 0.2%
Aareal Bank AG	42,711	1,788,102
comdirect bank AG	16,054	175,743
Deutsche Pfandbriefbank AG	70,271	896,479
		2,860,324
Capital Goods 1.1%
BayWa AG	12,417	444,928
Deutz AG	81,733	663,581
DMG Mori AG	14,444	800,176
Duerr AG	9,872	1,077,802
Heidelberger Druckmaschinen AG *	166,920	453,675
Indus Holding AG	11,626	819,705
Kloeckner & Co. SE	67,865	718,193
Krones AG	10,525	1,311,950
Nordex SE *(a)	44,084	631,553
Norma Group SE	23,056	1,229,174
Pfeiffer Vacuum Technology AG	6,992	999,324
Rheinmetall AG	30,553	2,935,106
SGL Carbon SE *(a)	52,001	610,773
Stabilus S.A.	18,160	1,473,574
Security	Number of Shares	Value ($)
Vossloh AG *	6,587	435,907
Wacker Neuson SE	18,838	416,253
		15,021,674
Commercial & Professional Services 0.1%
Bertrandt AG	4,064	363,770
Bilfinger SE (a)	23,826	922,192
		1,285,962
Consumer Durables & Apparel 0.1%
Puma SE	1,838	726,181
Diversified Financials 0.1%
Deutsche Beteiligungs AG	9,688	450,691
GRENKE AG	5,387	1,162,772
		1,613,463
Energy 0.0%
CropEnergies AG	11,344	132,028
Food, Beverage & Tobacco 0.1%
KWS Saat SE	1,406	577,082
Health Care Equipment & Services 0.2%
Carl Zeiss Meditec AG	16,666	862,926
CompuGroup Medical SE	16,167	919,534
Draegerwerk AG & Co., KGaA	1,704	152,889
Rhoen-Klinikum AG	32,507	979,651
		2,915,000
Materials 0.3%
Aurubis AG	32,929	2,567,568
Salzgitter AG	29,125	1,110,261
		3,677,829
Media 0.2%
CTS Eventim AG & Co., KGaA	27,687	1,208,157
Stroeer SE & CO. KGaA (a)	18,041	1,162,654
Tele Columbus AG *	53,339	593,799
		2,964,610
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Evotec AG *	102,240	1,430,788
Gerresheimer AG	21,385	1,833,376
MorphoSys AG *	19,385	1,421,040
STADA Arzneimittel AG (a)	44,462	3,219,841
		7,905,045
Real Estate 0.5%
ADO Properties S.A.	15,852	682,274
alstria Office REIT-AG	87,606	1,224,024
Deutsche Euroshop AG	36,414	1,518,745
DIC Asset AG	25,641	286,545
PATRIZIA Immobilien AG *	32,860	624,658
TAG Immobilien AG	112,828	1,684,901
TLG Immobilien AG	36,036	734,267
		6,755,414
Retailing 0.1%
Takkt AG	22,606	551,624
zooplus AG *	4,219	919,201
		1,470,825
Semiconductors & Semiconductor Equipment 0.3%
Dialog Semiconductor plc *	49,888	2,383,930
Siltronic AG *	11,344	1,017,572
SMA Solar Technology AG (a)	8,896	251,890
		3,653,392
Software & Services 0.4%
Bechtle AG	9,645	1,239,133
Nemetschek SE	13,611	1,065,115
Rocket Internet SE *(a)	45,424	1,064,237

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Software AG	36,421	1,747,772
XING AG	1,749	469,562
		5,585,819
Technology Hardware & Equipment 0.1%
Diebold Nixdorf AG	5,792	464,124
Jenoptik AG	35,873	1,001,017
		1,465,141
Telecommunication Services 0.4%
Drillisch AG (a)	29,690	1,877,985
Freenet AG	77,611	2,773,991
		4,651,976
Transportation 0.1%
Hamburger Hafen und Logistik AG	17,693	379,015
Hapag-Lloyd AG *	3,384	105,826
Sixt SE	9,601	563,676
		1,048,517
		65,865,305

Hong Kong 2.1%
Automobiles & Components 0.1%
Nexteer Automotive Group Ltd.	501,790	766,293
Banks 0.0%
Chong Hing Bank Ltd.	145,438	313,555
Capital Goods 0.1%
BEP International Holdings Ltd.	8,407,250	415,375
China Ocean Industry Group Ltd. *	7,946,562	195,797
China Strategic Holdings Ltd. *	8,871,351	159,384
KuangChi Science Ltd. *(a)	1,181,775	444,353
Singamas Container Holdings Ltd. *	1,120,448	156,727
The 13 Holdings Ltd. *	468,956	123,973
		1,495,609
Consumer Durables & Apparel 0.2%
Goodbaby International Holdings Ltd.	708,566	346,443
Man Wah Holdings Ltd.	1,124,627	1,125,717
Pacific Textiles Holdings Ltd.	320,093	354,497
Regina Miracle International Holdings Ltd.	212,882	161,728
Stella International Holdings Ltd.	282,450	480,630
		2,469,015
Consumer Services 0.1%
China Baoli Technologies Holdings Ltd. *	21,018,125	507,081
Dynam Japan Holdings Co., Ltd.	222,076	404,114
NagaCorp Ltd.	1,028,202	527,794
		1,438,989
Diversified Financials 0.2%
China LNG Group Ltd. *	11,138,090	225,836
China Medical & HealthCare Group Ltd. *	3,448,160	163,725
Emperor Capital Group Ltd.	2,480,080	213,239
Freeman FinTech Corp., Ltd. *	9,270,994	618,665
G-Resources Group Ltd.	18,683,638	314,093
Sun Hung Kai & Co., Ltd.	364,492	239,020
Value Partners Group Ltd.	666,876	628,156
		2,402,734
Energy 0.0%
NewOcean Energy Holdings Ltd. *	972,581	299,546
Sino Oil & Gas Holdings Ltd. *	11,594,578	278,242
		577,788
Food, Beverage & Tobacco 0.1%
C.P. Pokphand Co., Ltd.	3,863,210	322,246
Vitasoy International Holdings Ltd.	549,912	1,150,289
		1,472,535
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.0%
Town Health International Medical Group Ltd.	2,970,853	331,685
Insurance 0.0%
Convoy Global Holdings Ltd. *	6,206,856	132,223
Materials 0.1%
China Silver Group Ltd.	982,869	185,413
Future World Financial Holdings Ltd. *	4,045,424	120,961
MMG Ltd. *(a)	1,684,339	555,506
NetMind Financial Holdings Ltd. *	19,803,692	101,656
Superb Summit International Group Ltd. *(b)	1,120,000	—
TCC International Holdings Ltd.	921,458	418,605
		1,382,141
Media 0.1%
Digital Domain Holdings Ltd. *	4,159,056	168,125
IMAX China Holding, Inc. *	78,526	342,120
Nan Hai Corp., Ltd.	7,016,300	229,601
		739,846
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
China Animal Healthcare Ltd. *(b)	192,752	—
Lee's Pharmaceutical Holdings Ltd.	228,164	212,574
The United Laboratories International Holdings Ltd. *	451,863	300,954
		513,528
Real Estate 0.4%
Beijing Enterprises Medical & Health Group Ltd. *	4,039,713	251,431
Far East Consortium International Ltd.	810,243	411,753
Fortune Real Estate Investment Trust	1,040,155	1,280,096
Gemdale Properties & Investment Corp., Ltd.	4,827,424	328,335
K Wah International Holdings Ltd.	904,942	586,460
Lai Sun Development Co., Ltd.	10,353,782	294,970
Prosperity REIT	816,082	349,789
Road King Infrastructure Ltd.	134,045	183,716
Spring Real Estate Investment Trust	568,160	239,150
Sunlight Real Estate Investment Trust	935,776	600,437
Yuexiu Real Estate Investment Trust	928,041	560,937
		5,087,074
Retailing 0.2%
China Harmony New Energy Auto Holding Ltd. *	582,465	246,666
Chow Sang Sang Holdings International Ltd.	194,604	454,516
Giordano International Ltd.	935,776	503,167
Luk Fook Holdings International Ltd.	299,743	1,019,345
Parkson Retail Group Ltd.	1,211,892	177,294
Pou Sheng International Holdings Ltd.	1,472,552	279,678
		2,680,666
Software & Services 0.1%
HC International, Inc.	480,157	381,417
IGG, Inc.	694,686	946,758
		1,328,175
Technology Hardware & Equipment 0.1%
China Aerospace International Holdings Ltd.	1,696,912	224,296
China Goldjoy Group Ltd.	7,343,224	640,799
Ju Teng International Holdings Ltd.	690,425	288,842
Technovator International Ltd. *	379,695	136,433
Truly International Holdings Ltd. (a)	1,610,064	547,539
		1,837,909

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
CITIC Telecom International Holdings Ltd.	1,069,779	340,464
HKBN Ltd.	535,715	572,671
SmarTone Telecommunications Holdings Ltd.	289,374	387,691
		1,300,826
Transportation 0.1%
Pacific Basin Shipping Ltd. *	2,532,232	506,937
SITC International Holdings Co., Ltd.	905,602	657,779
		1,164,716
Utilities 0.1%
Canvest Environmental Protection Group Co., Ltd.	648,828	344,711
GCL New Energy Holdings Ltd. *	4,559,791	210,656
United Photovoltaics Group Ltd. *	2,504,120	375,982
		931,349
		28,366,656

Ireland 0.3%
Banks 0.0%
Permanent TSB Group Holdings plc *(a)	73,030	229,942
Food, Beverage & Tobacco 0.1%
C&C Group plc	240,205	918,376
Origin Enterprises plc	89,381	676,425
		1,594,801
Real Estate 0.1%
Green REIT plc	457,438	741,749
Hibernia REIT plc	408,513	638,529
		1,380,278
Transportation 0.1%
Irish Continental Group plc	112,449	672,076
		3,877,097

Israel 0.5%
Capital Goods 0.0%
Electra Ltd.	1,708	372,118
Energy 0.0%
Jerusalem Oil Exploration *	8,485	508,242
Food & Staples Retailing 0.1%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	7,684	390,789
Shufersal Ltd.	45,300	250,351
		641,140
Health Care Equipment & Services 0.0%
Mazor Robotics Ltd. *	30,216	609,903
Insurance 0.1%
Clal Insurance Enterprises Holdings Ltd. *	13,732	241,056
IDI Insurance Co., Ltd.	4,494	258,393
Menora Mivtachim Holdings Ltd.	40,248	502,972
Migdal Insurance & Financial Holding Ltd.	123,793	135,709
Phoenix Holdings Ltd. *	33,330	155,477
		1,293,607
Real Estate 0.1%
Africa Israel Properties Ltd. *	14,176	311,894
Airport City Ltd. *	1	9
Jerusalem Economy Ltd. *	104,186	266,375
Reit 1 Ltd.	156,064	574,115
		1,152,393
Semiconductors & Semiconductor Equipment 0.1%
Nova Measuring Instruments Ltd. *	26,053	633,346
Security	Number of Shares	Value ($)
Software & Services 0.0%
Formula Systems 1985 Ltd.	5,710	241,674
Technology Hardware & Equipment 0.0%
Ceragon Networks Ltd. *	44,158	133,249
Gilat Satellite Networks Ltd. *	25,733	125,637
		258,886
Telecommunication Services 0.1%
B Communications Ltd.	9,207	187,038
Cellcom Israel Ltd. *	41,753	406,406
Partner Communications Co., Ltd. *	71,692	397,017
		990,461
Utilities 0.0%
Kenon Holdings Ltd. *	9,705	131,564
		6,833,334

Italy 3.3%
Automobiles & Components 0.1%
Brembo S.p.A.	100,205	1,596,683
Banks 0.5%
Banca Carige S.p.A. *(a)	434,019	113,863
Banca Monte dei Paschi di Siena S.p.A. *(b)	14,324	123,879
Banca Popolare di Sondrio Scarl	321,299	1,236,371
Banco BPM S.p.A. *	1,084,035	3,379,061
BPER Banca	353,101	1,731,191
Credito Emiliano S.p.A.	49,276	372,361
		6,956,726
Capital Goods 0.4%
Astaldi S.p.A. (a)	39,633	247,348
C.I.R. - Compagnie Industriali Riunite S.p.A	279,015	423,566
Danieli & C Officine Meccaniche S.p.A.	8,821	222,686
Danieli & C Officine Meccaniche S.p.A. - RSP	31,034	590,470
Fincantieri S.p.A. *	304,884	310,101
Industria Macchine Automatiche S.p.A.	9,663	864,394
Interpump Group S.p.A.	63,859	1,873,509
Italmobiliare S.p.A.	11,430	312,200
Salini Impregilo S.p.A	110,054	396,018
		5,240,292
Consumer Durables & Apparel 0.3%
Brunello Cucinelli S.p.A.	17,365	448,339
De'Longhi S.p.A.	41,762	1,390,996
OVS S.p.A.	75,702	537,576
Safilo Group S.p.A. *	16,886	126,272
Technogym S.p.A.	57,144	474,870
Tod's S.p.A. (a)	9,283	633,631
		3,611,684
Consumer Services 0.1%
Autogrill S.p.A.	100,210	1,220,391
Diversified Financials 0.4%
Anima Holding S.p.A.	154,274	982,771
Azimut Holding S.p.A.	82,912	1,682,884
Banca Generali S.p.A.	40,584	1,172,407
Banca IFIS S.p.A.	12,938	491,021
Cerved Information Solutions S.p.A.	140,042	1,493,672
		5,822,755
Energy 0.1%
Saras S.p.A.	357,744	866,518
Food & Staples Retailing 0.1%
MARR S.p.A.	28,725	700,292

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.1%
Amplifon S.p.A.	58,543	834,745
DiaSorin S.p.A.	16,015	1,241,712
		2,076,457
Insurance 0.2%
Societa Cattolica di Assicurazioni Scarl	133,381	1,154,149
Unipol Gruppo Finanziario S.p.A.	359,216	1,497,804
		2,651,953
Materials 0.0%
Cementir Holding S.p.A.	34,431	197,847
Zignago Vetro S.p.A.	10,546	88,231
		286,078
Media 0.1%
Arnoldo Mondadori Editore S.p.A. *	85,249	158,556
RAI Way S.p.A.	113,879	581,891
		740,447
Real Estate 0.1%
Beni Stabili S.p.A.	822,516	562,814
Immobiliare Grande Distribuzione	240,985	224,242
		787,056
Retailing 0.1%
Yoox Net-A-Porter Group S.p.A. *	40,927	1,143,197
Software & Services 0.0%
Reply S.p.A.	2,902	574,341
Technology Hardware & Equipment 0.0%
Datalogic S.p.A.	14,109	408,063
Esprinet S.p.A.	19,397	139,705
		547,768
Telecommunication Services 0.1%
Ei Towers S.p.A.	11,838	706,858
Infrastrutture Wireless Italiane S.p.A.	168,098	997,114
		1,703,972
Transportation 0.2%
Ansaldo STS S.p.A. *	74,898	970,247
ASTM S.p.A.	26,863	461,872
Enav S.p.A.	123,247	519,994
Societa Iniziative Autostradali e Servizi S.p.A.	52,830	591,103
		2,543,216
Utilities 0.4%
A2A S.p.A.	1,120,129	1,854,109
ACEA S.p.A.	31,348	512,900
ERG S.p.A.	43,867	594,901
Hera S.p.A.	508,224	1,674,489
Iren S.p.A.	330,621	797,847
		5,434,246
		44,504,072

Japan 18.9%
Automobiles & Components 0.8%
Akebono Brake Industry Co., Ltd. *	47,464	150,223
Daido Metal Co., Ltd.	30,174	260,306
Daikyonishikawa Corp.	38,546	514,481
Eagle Industry Co., Ltd.	18,103	292,863
FCC Co., Ltd.	29,415	569,494
Futaba Industrial Co., Ltd.	30,092	234,836
G-Tekt Corp.	14,115	259,874
Ichikoh Industries Ltd.	34,080	209,254
Keihin Corp.	32,126	441,284
KYB Corp.	141,794	693,680
Mitsuba Corp.	27,662	477,272
Musashi Seimitsu Industry Co., Ltd.	19,497	502,125
Security	Number of Shares	Value ($)
Nippon Seiki Co., Ltd.	33,217	698,372
Nissin Kogyo Co., Ltd.	30,141	477,252
Pacific Industrial Co., Ltd.	37,874	499,004
Piolax, Inc.	19,767	498,174
Press Kogyo Co., Ltd.	71,625	321,903
Sanden Holdings Corp. *	81,839	223,497
Showa Corp. *	42,137	410,758
Sumitomo Riko Co., Ltd.	26,514	274,047
Tachi-S Co., Ltd.	21,226	370,834
Takata Corp. *(a)	23,932	105,393
Topre Corp.	30,174	855,410
TPR Co., Ltd.	24,533	826,382
Unipres Corp.	27,295	629,400
Yorozu Corp.	12,575	191,039
		10,987,157
Banks 1.2%
Bank of the Ryukyus Ltd.	40,067	534,782
FIDEA Holdings Co., Ltd.	209,310	357,730
Jimoto Holdings, Inc.	157,771	281,059
Kansai Urban Banking Corp.	34,005	391,449
The Aichi Bank Ltd.	8,811	488,416
The Akita Bank Ltd.	131,795	380,184
The Aomori Bank Ltd.	176,148	600,514
The Bank of Iwate Ltd.	12,919	495,334
The Bank of Nagoya Ltd.	13,608	479,298
The Bank of Okinawa Ltd.	17,293	652,094
The Chiba Kogyo Bank Ltd.	53,258	277,885
The Ehime Bank Ltd.	8,841	109,288
The Eighteenth Bank Ltd.	123,309	335,633
The Fukui Bank Ltd.	213,761	525,777
The Hokkoku Bank Ltd.	147,207	513,830
The Hokuetsu Bank Ltd.	7,002	165,259
The Hyakugo Bank Ltd.	133,610	527,988
The Hyakujushi Bank Ltd.	174,690	556,051
The Kiyo Bank Ltd.	59,209	968,568
The Minato Bank Ltd.	14,041	247,719
The Miyazaki Bank Ltd.	136,625	434,887
The Musashino Bank Ltd.	20,910	622,091
The Nanto Bank Ltd. (a)	19,208	563,638
The Ogaki Kyoritsu Bank Ltd.	293,627	828,427
The Oita Bank Ltd.	145,700	540,191
The Shikoku Bank Ltd.	86,886	240,422
The Tochigi Bank Ltd.	88,926	387,596
The Toho Bank Ltd.	178,990	616,677
The Towa Bank Ltd.	361,346	395,378
The Yamagata Bank Ltd.	127,401	550,687
The Yamanashi Chuo Bank Ltd.	121,362	486,172
Tokyo TY Financial Group, Inc.	19,493	518,944
TOMONY Holdings, Inc.	113,824	557,875
Tsukuba Bank Ltd.	78,012	219,394
		15,851,237
Capital Goods 4.3%
Aica Kogyo Co., Ltd.	47,662	1,392,126
Aichi Corp.	19,225	133,168
Aida Engineering Ltd.	48,402	426,311
Asahi Diamond Industrial Co., Ltd.	46,207	338,869
Bunka Shutter Co., Ltd.	40,267	317,519
Central Glass Co., Ltd.	144,582	589,650
Chiyoda Integre Co., Ltd.	13,701	282,730
Chudenko Corp.	27,411	695,779
CKD Corp.	41,672	639,108
Daihen Corp.	81,837	625,331
Daiho Corp.	74,561	362,068
Fuji Machine Manufacturing Co., Ltd.	70,537	1,093,280
Fujitec Co., Ltd.	61,766	716,047
Fukuda Corp.	27,061	247,644
Fukushima Industries Corp.	10,885	423,254
Furukawa Co., Ltd.	266,015	469,077

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Futaba Corp.	30,066	520,381
Giken Ltd.	12,828	322,368
Hanwa Co., Ltd.	145,016	1,011,053
Hazama Ando Corp.	140,526	1,016,601
Hibiya Engineering Ltd.	18,951	299,041
Hitachi Koki Co., Ltd.	41,771	327,490
Hitachi Zosen Corp.	116,652	551,693
Hosokawa Micron Corp.	6,952	302,070
Inaba Denki Sangyo Co., Ltd.	20,265	746,755
Inabata & Co., Ltd.	41,771	511,065
Iseki & Co., Ltd.	153,269	309,074
Iwatani Corp.	157,232	1,027,976
Jamco Corp.	6,120	143,502
Juki Corp.	21,611	283,365
Kamei Corp.	14,861	178,732
Kanamoto Co., Ltd.	20,006	549,968
Kanematsu Corp.	300,820	590,297
Katakura Industries Co., Ltd.	32,930	382,647
Kato Works Co., Ltd.	7,241	211,497
KAWADA TECHNOLOGIES, Inc.	2,488	150,065
Kitz Corp.	84,034	693,793
Komori Corp.	39,057	516,710
Kumagai Gumi Co., Ltd.	267,283	831,445
Kuroda Electric Co., Ltd.	31,058	594,283
Kyowa Exeo Corp.	66,011	1,098,343
Maeda Corp.	96,953	1,049,444
Makino Milling Machine Co., Ltd.	66,654	549,699
Max Co., Ltd.	22,688	330,313
Meidensha Corp.	159,755	538,849
METAWATER Co., Ltd.	8,821	241,294
Mie Kotsu Group Holdings, Inc.	44,207	157,504
Mirait Holdings Corp.	49,226	499,004
Morita Holdings Corp.	30,174	453,490
Nachi-Fujikoshi Corp.	145,219	734,073
Namura Shipbuilding Co., Ltd.	42,815	232,301
Nichias Corp.	78,574	935,058
Nichiha Corp.	21,226	770,651
Nihon Trim Co., Ltd.	2,932	108,971
Nippon Carbon Co., Ltd. (a)	79,718	219,146
Nippon Densetsu Kogyo Co., Ltd.	25,061	513,526
Nippon Koei Co., Ltd.	4,260	115,952
Nippon Sheet Glass Co., Ltd. *	71,741	550,781
Nippon Steel & Sumikin Bussan Corp.	10,014	473,602
Nippon Thompson Co., Ltd.	39,305	216,100
Nishimatsu Construction Co., Ltd.	214,149	1,179,335
Nishio Rent All Co., Ltd.	11,868	332,156
Nissin Electric Co., Ltd.	35,386	404,466
Nitta Corp.	14,989	449,324
Nitto Boseki Co., Ltd.	125,775	620,999
Nitto Kogyo Corp.	24,037	390,600
Noritz Corp.	34,554	653,990
Obara Group, Inc.	9,627	522,331
Oiles Corp.	30,282	521,381
Okabe Co., Ltd.	40,533	365,066
Okumura Corp.	156,943	1,058,728
Penta-Ocean Construction Co., Ltd.	212,555	1,208,998
Raito Kogyo Co., Ltd.	36,883	407,569
Ryobi Ltd.	98,671	398,842
Sanki Engineering Co., Ltd.	46,955	499,336
Sankyo Tateyama, Inc.	25,660	373,582
Sanyo Denki Co., Ltd.	27,264	253,693
Shibuya Corp.	9,442	292,007
Shima Seiki Manufacturing Ltd.	20,227	947,469
Shinmaywa Industries Ltd.	63,082	505,979
SHO-BOND Holdings Co., Ltd.	18,421	887,859
Sinfonia Technology Co., Ltd.	65,485	205,483
Sintokogio Ltd.	47,788	486,588
Sodick Co., Ltd.	37,257	391,824
Star Micronics Co., Ltd.	33,412	492,788
Security	Number of Shares	Value ($)
Sumitomo Mitsui Construction Co., Ltd.	572,132	641,537
Taihei Dengyo Kaisha Ltd.	22,981	256,857
Taikisha Ltd.	24,851	684,282
Takara Standard Co., Ltd.	33,327	550,302
Takasago Thermal Engineering Co., Ltd.	53,716	863,653
Takeuchi Manufacturing Co., Ltd.	24,080	399,355
Takuma Co., Ltd.	62,049	583,542
Teikoku Sen-I Co., Ltd.	18,577	305,403
Tekken Corp.	96,019	290,875
The Nippon Road Co., Ltd.	42,441	226,050
Toa Corp.	15,202	275,900
TOKAI Holdings Corp.	92,214	679,608
Tokyu Construction Co., Ltd.	63,235	553,524
Toshiba Machine Co., Ltd.	102,199	450,993
Toshiba Plant Systems & Services Corp.	30,174	449,670
Totetsu Kogyo Co., Ltd.	22,976	719,915
Toyo Engineering Corp.	121,362	282,046
Trusco Nakayama Corp.	30,050	673,907
Tsubaki Nakashima Co., Ltd. (a)	11,058	199,091
Tsubakimoto Chain Co.	131,276	1,125,376
Tsugami Corp.	58,114	416,733
Tsukishima Kikai Co., Ltd.	35,386	385,267
Union Tool Co.	8,821	264,028
Wakita & Co., Ltd.	30,174	331,795
YAMABIKO Corp.	28,968	331,108
Yamazen Corp.	72,197	710,969
Yokogawa Bridge Holdings Corp.	21,021	291,026
Yushin Precision Equipment Co., Ltd.	6,240	153,538
		57,558,676
Commercial & Professional Services 0.8%
Aeon Delight Co., Ltd.	14,889	477,967
Bell System24 Holdings, Inc.	30,921	295,830
Benefit One, Inc.	14,094	537,200
Daiseki Co., Ltd.	35,471	761,479
Duskin Co., Ltd.	45,737	1,146,889
Itoki Corp.	32,534	218,296
Kokuyo Co., Ltd.	74,921	996,598
Meitec Corp.	18,989	807,915
Mitsubishi Pencil Co., Ltd.	18,250	1,054,551
Nippon Parking Development Co., Ltd.	157,771	223,991
Nomura Co., Ltd.	31,786	672,023
Okamura Corp.	58,988	531,817
Outsourcing, Inc.	11,120	508,814
Prestige International, Inc.	18,550	192,235
Relia, Inc.	30,174	333,432
Sato Holdings Corp.	18,573	422,232
Tanseisha Co., Ltd.	22,145	227,488
TechnoPro Holdings, Inc.	27,874	1,133,007
		10,541,764
Consumer Durables & Apparel 0.9%
Alpine Electronics, Inc.	29,788	426,678
Chofu Seisakusho Co., Ltd.	14,989	363,932
Clarion Co., Ltd.	68,991	250,797
Descente Ltd.	36,099	439,057
Foster Electric Co., Ltd.	20,657	309,337
Fujibo Holdings, Inc.	9,433	280,640
Goldwin, Inc.	6,813	387,519
Gunze Ltd.	191,001	680,512
JVC Kenwood Corp.	120,423	316,888
Kurabo Industries Ltd.	170,162	403,151
Mars Engineering Corp.	14,189	302,936
Mizuno Corp.	88,800	504,285
Onward Holdings Co., Ltd.	92,174	665,143
Pioneer Corp. *	198,416	357,054
Sangetsu Corp.	57,412	1,017,566
Seiko Holdings Corp.	101,711	423,087
Seiren Co., Ltd.	38,432	567,870
Starts Corp., Inc.	25,512	623,814

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tamron Co., Ltd.	16,237	295,712
The Japan Wool Textile Co., Ltd.	48,402	375,538
Token Corp.	5,841	526,078
Tomy Co., Ltd.	79,839	1,026,641
TSI Holdings Co., Ltd.	84,511	557,879
Unitika Ltd. *	271,359	196,308
Yondoshi Holdings, Inc.	13,767	329,034
Yonex Co., Ltd.	24,080	219,493
Zojirushi Corp.	30,962	365,939
		12,212,888
Consumer Services 0.9%
Atom Corp.	59,356	392,898
CHIMNEY Co., Ltd.	9,633	237,199
Colowide Co., Ltd.	47,296	792,080
Create Restaurants Holdings, Inc.	31,671	283,817
Doutor Nichires Holdings Co., Ltd.	23,615	506,745
Fuji Kyuko Co., Ltd. (a)	58,552	602,013
Fujita Kanko, Inc.	62,572	199,737
Hiday Hidaka Corp.	6,046	133,785
Ichibanya Co., Ltd.	12,081	403,119
Kisoji Co., Ltd.	26,866	617,079
Kura Corp.	4,536	206,322
Kyoritsu Maintenance Co., Ltd.	19,282	555,348
Matsuya Foods Co., Ltd.	14,891	559,498
MOS Food Services, Inc.	22,016	678,886
Ohsho Food Service Corp.	8,879	327,989
Plenus Co., Ltd.	18,103	377,170
Ringer Hut Co., Ltd.	11,792	256,345
Round One Corp.	28,018	289,086
Royal Holdings Co., Ltd.	21,021	448,800
Saizeriya Co., Ltd.	19,325	552,218
St Marc Holdings Co., Ltd.	11,705	359,877
Tokyo Dome Corp.	81,760	731,947
Tokyotokeiba Co., Ltd.	110,531	242,881
Toridoll Holdings corp.	12,029	305,226
Tosho Co., Ltd.	7,068	350,891
Yoshinoya Holdings Co., Ltd.	52,204	845,952
		11,256,908
Diversified Financials 0.5%
Financial Products Group Co., Ltd.	49,640	449,783
Fuyo General Lease Co., Ltd.	16,535	895,643
IBJ Leasing Co., Ltd.	28,576	638,525
Ichiyoshi Securities Co., Ltd.	31,022	247,144
J Trust Co., Ltd.	62,014	444,139
Jaccs Co., Ltd.	94,035	403,062
Japan Securities Finance Co., Ltd.	96,953	483,077
kabu.com Securities Co., Ltd.	147,492	477,480
Kyokuto Securities Co., Ltd.	22,165	326,708
Marusan Securities Co., Ltd. (a)	45,733	361,447
Monex Group, Inc.	158,993	386,753
Okasan Securities Group, Inc.	105,900	636,827
Ricoh Leasing Co., Ltd.	9,253	286,162
		6,036,750
Energy 0.2%
Itochu Enex Co., Ltd.	55,685	457,726
Modec, Inc.	18,205	417,817
Nippon Gas Co., Ltd.	32,256	1,082,152
San-Ai Oil Co., Ltd.	54,054	486,845
Shinko Plantech Co., Ltd.	40,949	298,087
Toyo Kanetsu KK	117,012	331,191
		3,073,818
Food & Staples Retailing 0.6%
Arcs Co., Ltd.	36,103	782,229
Axial Retailing, Inc.	14,189	569,690
Belc Co., Ltd.	7,217	339,363
Cawachi Ltd.	10,185	254,475
Cocokara fine, Inc.	16,247	822,745
Security	Number of Shares	Value ($)
Create SD Holdings Co., Ltd.	14,981	354,933
Heiwado Co., Ltd.	24,064	521,167
Kato Sangyo Co., Ltd.	14,989	380,469
Life Corp.	13,695	369,914
San-A Co., Ltd.	14,073	641,388
Sogo Medical Co., Ltd.	4,140	182,319
Toho Co., Ltd.	6,445	170,180
United Super Markets Holdings, Inc.	60,071	587,754
Valor Holdings Co., Ltd.	28,926	663,086
Yakuodo Co., Ltd.	5,872	178,680
Yaoko Co., Ltd.	16,137	677,817
Yokohama Reito Co., Ltd.	50,030	480,462
		7,976,671
Food, Beverage & Tobacco 0.9%
DyDo Group Holdings, Inc.	6,992	349,647
Fuji Oil Holdings, Inc.	37,215	907,281
Fujicco Co., Ltd.	17,330	410,742
Hokuto Corp.	16,107	292,325
Kameda Seika Co., Ltd.	11,868	617,091
Kenko Mayonnaise Co., Ltd.	8,082	230,946
Key Coffee, Inc.	20,058	397,043
Kotobuki Spirits Co., Ltd. (a)	15,813	545,522
Marudai Food Co., Ltd.	90,992	422,931
Maruha Nichiro Corp.	28,816	826,032
Morinaga Milk Industry Co., Ltd.	157,653	1,325,833
Nippon Flour Mills Co., Ltd.	36,245	575,541
Nippon Suisan Kaisha Ltd.	179,281	937,057
Prima Meat Packers Ltd.	105,616	589,276
Rock Field Co., Ltd.	19,315	351,420
Rokko Butter Co., Ltd.	8,498	206,715
S Foods, Inc.	13,001	444,398
Sakata Seed Corp.	27,718	886,044
Showa Sangyo Co., Ltd.	90,992	480,529
The Nisshin Oillio Group Ltd.	90,992	538,127
Warabeya Nichiyo Holdings Co., Ltd.	12,405	344,942
		11,679,442
Health Care Equipment & Services 0.6%
A/S One Corp.	9,386	440,506
BML, Inc.	17,778	363,486
Eiken Chemical Co., Ltd.	11,323	334,821
Hogy Medical Co., Ltd.	8,409	569,548
Japan Lifeline Co., Ltd. *	25,373	941,865
Jeol Ltd.	60,671	303,945
Mani, Inc.	17,731	501,859
Menicon Co., Ltd.	6,889	217,101
Nagaileben Co., Ltd.	22,979	525,513
NichiiGakkan Co., Ltd.	41,771	400,013
Nikkiso Co., Ltd.	48,179	463,557
Paramount Bed Holdings Co., Ltd.	15,371	666,491
Ship Healthcare Holdings, Inc.	30,174	841,767
Toho Holdings Co., Ltd.	40,469	821,932
Tokai Corp.	11,020	433,486
Tsukui Corp.	43,466	270,422
Vital KSK Holdings, Inc.	29,366	252,008
		8,348,320
Household & Personal Products 0.3%
Ci:z Holdings Co., Ltd.	17,757	578,867
Earth Chemical Co., Ltd.	11,378	604,989
euglena Co., Ltd. *(a)	44,209	466,536
Fancl Corp.	29,782	559,902
Mandom Corp.	14,587	762,426
Milbon Co., Ltd.	9,798	539,583
Noevir Holdings Co., Ltd.	11,868	554,845
		4,067,148
Insurance 0.0%
Anicom Holdings, Inc. (a)	13,068	270,967

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materials 2.3%
ADEKA Corp.	87,440	1,273,824
Aichi Steel Corp.	10,551	404,542
Asahi Holdings, Inc.	31,040	529,660
Chugoku Marine Paints Ltd.	56,055	408,557
Dai Nippon Toryo Co., Ltd.	96,805	236,355
Daiken Corp.	10,565	224,990
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	68,107	502,557
Daio Paper Corp. (a)	54,806	673,026
Fuji Seal International, Inc.	29,278	736,285
Fujimi, Inc.	16,823	347,307
Fujimori Kogyo Co., Ltd.	9,627	289,894
Fuso Chemical Co., Ltd.	14,600	508,297
Godo Steel Ltd.	9,259	149,119
Hokuetsu Kishu Paper Co., Ltd.	108,090	831,800
Ishihara Sangyo Kaisha Ltd. *	33,424	320,986
JSP Corp.	6,400	156,954
Kanto Denka Kogyo Co., Ltd.	28,218	230,674
Konishi Co., Ltd.	10,525	145,809
Kumiai Chemical Industry Co., Ltd.	83,122	487,825
Kureha Corp.	11,228	562,491
Kyoei Steel Ltd.	20,179	306,558
Mitsui Mining & Smelting Co., Ltd.	443,709	1,769,459
Neturen Co., Ltd.	14,485	131,116
Nihon Nohyaku Co., Ltd.	46,915	277,880
Nihon Parkerizing Co., Ltd.	82,474	1,220,870
Nippon Denko Co., Ltd.	74,428	257,101
Nippon Light Metal Holdings Co., Ltd.	426,263	998,346
Nippon Soda Co., Ltd.	100,145	510,754
Nippon Yakin Kogyo Co., Ltd.	81,600	168,240
NOF Corp.	106,213	1,381,148
Okamoto Industries, Inc.	52,267	618,214
OSAKA Titanium Technologies Co., Ltd. (a)	15,247	228,047
Pacific Metals Co., Ltd. *	96,953	249,868
Riken Technos Corp.	46,623	227,666
Sakata INX Corp.	38,111	602,759
Sanyo Chemical Industries Ltd.	12,161	564,145
Sanyo Special Steel Co., Ltd.	95,436	501,409
Sekisui Plastics Co., Ltd.	19,320	145,706
Shikoku Chemicals Corp.	14,109	170,071
Shin-Etsu Polymer Co., Ltd.	36,058	263,135
Stella Chemifa Corp. (a)	4,636	122,498
Sumitomo Bakelite Co., Ltd.	133,292	928,108
Sumitomo Seika Chemicals Co., Ltd.	5,376	238,939
Taiyo Holdings Co., Ltd.	15,376	682,698
Takasago International Corp.	13,201	474,513
Toagosei Co., Ltd.	87,769	987,337
Toho Titanium Co., Ltd. (a)	25,706	176,666
Toho Zinc Co., Ltd.	90,992	350,523
Tokai Carbon Co., Ltd.	178,400	916,320
Tokushu Tokai Paper Co., Ltd.	2,947	106,597
Tokuyama Corp. *	250,875	1,111,622
Tokyo Ohka Kogyo Co., Ltd.	27,630	973,178
Tokyo Rope Manufacturing Co., Ltd.	11,228	176,261
Tokyo Steel Manufacturing Co., Ltd.	71,833	570,974
Topy Industries Ltd.	15,424	407,411
Toyo Ink SC Holdings Co., Ltd.	137,650	693,322
UACJ Corp.	175,287	456,505
W-Scope Corp. (a)	17,375	275,587
Yodogawa Steel Works Ltd.	20,987	572,192
		29,834,695
Media 0.2%
Asatsu-DK, Inc.	27,389	672,682
Avex Group Holdings, Inc.	25,286	325,836
Kadokawa Dwango *	37,802	469,341
Lifull Co., Ltd. (a)	39,736	253,684
Toei Co., Ltd.	48,402	454,323
Security	Number of Shares	Value ($)
Vector, Inc.	14,180	208,369
Zenrin Co., Ltd.	12,881	314,381
		2,698,616
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
ASKA Pharmaceutical Co., Ltd.	16,555	261,533
EPS Holdings, Inc.	26,514	400,161
JCR Pharmaceuticals Co., Ltd.	10,101	248,997
Nichi-iko Pharmaceutical Co., Ltd.	32,106	469,171
Seikagaku Corp.	33,750	542,332
Takara Bio, Inc.	31,791	434,382
Torii Pharmaceutical Co., Ltd.	10,525	256,784
Towa Pharmaceutical Co., Ltd.	6,270	299,368
ZERIA Pharmaceutical Co., Ltd.	32,618	501,430
		3,414,158
Real Estate 0.3%
Daibiru Corp.	48,402	493,277
Heiwa Real Estate Co., Ltd.	33,019	547,903
Keihanshin Building Co., Ltd.	67,247	404,996
Kenedix, Inc.	187,881	936,134
Open House Co., Ltd.	24,107	748,814
Takara Leben Co., Ltd.	64,895	298,112
TOC Co., Ltd.	52,526	487,333
Unizo Holdings Co., Ltd.	11,452	288,099
		4,204,668
Retailing 0.8%
AOKI Holdings, Inc.	33,651	436,670
Arata Corp.	9,609	309,337
Arcland Sakamoto Co., Ltd.	31,771	419,457
Belluna Co., Ltd.	53,071	626,764
Chiyoda Co., Ltd.	21,499	539,686
DCM Holdings Co., Ltd.	78,012	684,285
Doshisha Co., Ltd.	17,753	334,881
EDION Corp. (a)	64,003	611,757
Fuji Co., Ltd.	17,047	426,849
Geo Holdings Corp.	23,803	251,192
IDOM, Inc.	41,294	227,409
JINS, Inc.	11,059	648,029
Joshin Denki Co., Ltd.	14,109	179,385
Joyful Honda Co., Ltd.	19,860	668,974
Kohnan Shoji Co., Ltd.	21,478	413,304
Matsuya Co., Ltd.	36,163	319,494
Nishimatsuya Chain Co., Ltd.	43,663	461,564
Nojima Corp.	20,896	330,111
PAL GROUP Holdings Co., Ltd.	9,426	233,381
PALTAC Corp.	24,000	846,408
Sanyo Electric Railway Co., Ltd.	35,386	179,514
T-Gaia Corp.	13,633	252,109
United Arrows Ltd.	20,405	617,215
VT Holdings Co., Ltd.	51,375	267,131
Xebio Holdings Co., Ltd.	23,445	381,192
Yellow Hat Ltd.	15,734	379,460
		11,045,558
Semiconductors & Semiconductor Equipment 0.4%
Japan Material Co., Ltd.	9,101	161,223
Lasertec Corp.	34,071	497,578
Megachips Corp.	10,125	244,278
Micronics Japan Co., Ltd.	16,100	154,325
Sanken Electric Co., Ltd.	88,074	363,175
Shindengen Electric Manufacturing Co., Ltd.	57,626	286,085
Shinko Electric Industries Co., Ltd.	21,602	172,293
Tokyo Seimitsu Co., Ltd.	26,194	901,281
Ulvac, Inc.	35,850	1,990,496
		4,770,734

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Software & Services 0.7%
Broadleaf Co., Ltd.	28,708	186,134
Digital Arts, Inc.	5,076	183,376
Digital Garage, Inc.	20,448	365,192
Dip Corp.	14,575	330,289
DTS Corp.	14,089	419,797
F@N Communications, Inc.	24,812	218,537
Fuji Soft, Inc.	17,433	515,494
GMO internet, Inc.	43,704	578,979
Gurunavi, Inc.	20,114	359,955
Ines Corp.	21,446	223,604
Infomart Corp.	63,674	479,059
Internet Initiative Japan, Inc.	22,617	442,380
Istyle, Inc.	17,693	171,994
Justsystems Corp.	28,408	426,435
KLab, Inc. *(a)	24,890	298,225
Marvelous, Inc. (a)	23,216	260,113
Miroku Jyoho Service Co., Ltd.	10,550	219,996
MTI Ltd.	17,041	100,935
NEC Networks & System Integration Corp.	18,103	402,871
NET One Systems Co., Ltd.	83,055	794,612
Nihon Unisys Ltd.	52,943	896,706
NSD Co., Ltd.	27,677	492,047
SMS Co., Ltd.	18,089	500,541
Systena Corp.	7,450	156,768
TKC Corp.	13,072	373,536
Transcosmos, Inc.	18,820	406,063
		9,803,638
Technology Hardware & Equipment 1.3%
Ai Holdings Corp.	26,092	695,566
Amano Corp.	56,951	1,282,859
Anritsu Corp.	105,214	911,471
Canon Electronics, Inc.	27,692	534,383
CMK Corp.	26,514	210,990
CONEXIO Corp.	8,445	148,151
Daiwabo Holdings Co., Ltd.	127,401	466,586
Denki Kogyo Co., Ltd.	60,544	306,593
Dexerials Corp.	32,403	279,829
Eizo Corp.	14,437	573,772
Elecom Co., Ltd.	14,109	298,932
Enplas Corp.	7,432	220,100
ESPEC Corp.	8,821	132,732
Hitachi Maxell Ltd.	26,914	529,105
Hosiden Corp.	42,289	481,074
Iriso Electronics Co., Ltd.	6,568	511,970
Koa Corp.	30,174	532,073
Macnica Fuji Electronics Holdings, Inc.	17,693	258,551
Maruwa Co., Ltd.	5,626	208,587
MCJ Co., Ltd.	21,096	240,176
Nichicon Corp.	56,607	555,397
Nippon Ceramic Co., Ltd.	12,588	300,514
Nippon Chemi-Con Corp.	126,072	451,458
Nippon Signal Co., Ltd.	52,908	508,579
Nissha Printing Co., Ltd. (a)	24,622	705,808
Nohmi Bosai Ltd.	18,103	248,172
Oki Electric Industry Co., Ltd.	61,682	909,738
Optex Group Co., Ltd.	10,525	353,578
Osaki Electric Co., Ltd.	27,371	214,344
Riso Kagaku Corp.	23,465	477,851
Ryosan Co., Ltd.	22,834	824,902
Siix Corp.	12,118	508,455
SMK Corp.	60,544	209,141
Tamura Corp.	60,544	277,029
Toshiba TEC Corp.	127,713	709,100
Toyo Corp.	35,351	335,337
UKC Holdings Corp.	10,525	188,257
Security	Number of Shares	Value ($)
V Technology Co., Ltd.	2,550	522,752
Wacom Co., Ltd.	102,991	325,965
		17,449,877
Transportation 0.5%
Hamakyorex Co., Ltd.	15,433	350,430
Iino Kaiun Kaisha Ltd.	103,453	428,462
Kintetsu World Express, Inc.	23,819	366,811
Konoike Transport Co., Ltd.	23,827	340,001
Maruzen Showa Unyu Co., Ltd.	94,035	380,953
Mitsui-Soko Holdings Co., Ltd.	72,615	206,186
Nippon Holdings Co., Ltd.	45,069	994,016
Nissin Corp.	94,042	369,926
Sakai Moving Service Co., Ltd.	6,616	240,207
Sankyu, Inc.	198,016	1,237,320
Senko Group Holdings Co., Ltd.	84,059	516,128
The Sumitomo Warehouse Co., Ltd.	96,953	632,121
Trancom Co., Ltd.	5,836	310,311
		6,372,872
Utilities 0.1%
eRex Co., Ltd.	16,220	153,715
Saibu Gas Co., Ltd.	276,420	654,899
Shizuoka Gas Co., Ltd.	46,955	325,248
The Okinawa Electric Power Co., Inc.	26,559	650,616
		1,784,478
		251,241,040

Netherlands 2.5%
Capital Goods 0.8%
Aalberts Industries N.V.	72,157	2,921,060
Arcadis N.V.	50,889	900,431
IMCD Group N.V.	36,661	2,019,215
Koninklijke BAM Groep N.V.	156,057	828,645
Philips Lighting N.V.	53,293	1,977,624
TKH Group N.V.	33,454	1,680,066
		10,327,041
Commercial & Professional Services 0.0%
Brunel International N.V.	14,169	218,681
Consumer Durables & Apparel 0.1%
Accell Group	17,693	593,790
TomTom N.V. *	86,886	887,830
		1,481,620
Diversified Financials 0.1%
Flow Traders	21,226	625,358
Energy 0.2%
Fugro N.V. CVA *	59,617	868,494
SBM Offshore N.V.	131,850	2,032,718
		2,901,212
Food, Beverage & Tobacco 0.1%
Refresco Group N.V.	41,277	816,225
Wessanen	40,244	676,553
		1,492,778
Insurance 0.1%
ASR Nederland N.V. *	57,282	1,840,297
Materials 0.2%
APERAM S.A.	34,558	1,658,177
Corbion N.V.	42,082	1,278,146
		2,936,323
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Galapagos N.V. *	26,678	2,222,357

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Real Estate 0.3%
Eurocommercial Properties N.V.	34,584	1,440,864
NSI N.V.	104,146	451,116
Vastned Retail N.V.	13,610	539,482
Wereldhave N.V.	31,447	1,516,860
		3,948,322
Semiconductors & Semiconductor Equipment 0.3%
ASM International N.V.	35,386	2,196,892
BE Semiconductor Industries N.V.	25,377	1,358,905
		3,555,797
Transportation 0.1%
PostNL N.V.	291,610	1,426,760
		32,976,546

New Zealand 0.9%
Energy 0.1%
Z Energy Ltd.	261,072	1,389,719
Food, Beverage & Tobacco 0.1%
a2 Milk Co., Ltd. *(a)	550,304	1,320,154
Health Care Equipment & Services 0.1%
EBOS Group Ltd.	59,667	738,560
Metlifecare Ltd.	98,913	385,417
Summerset Group Holdings Ltd.	127,406	441,281
		1,565,258
Real Estate 0.2%
Argosy Property Ltd.	718,039	524,917
Goodman Property Trust	734,067	659,070
Precinct Properties New Zealand Ltd.	513,390	439,076
Vital Healthcare Property Trust	199,553	317,258
		1,940,321
Retailing 0.1%
Kathmandu Holdings Ltd.	119,351	167,724
Trade Me Group Ltd.	287,021	1,079,680
		1,247,404
Telecommunication Services 0.1%
Chorus Ltd.	300,425	962,718
Transportation 0.1%
Freightways Ltd.	142,448	770,401
Mainfreight Ltd.	56,856	914,008
		1,684,409
Utilities 0.1%
Genesis Energy Ltd.	430,656	698,429
Infratil Ltd.	354,837	765,610
		1,464,039
		11,574,022

Norway 1.6%
Banks 0.1%
SpareBank 1 SMN	88,985	734,287
SpareBank 1 SR-Bank A.S.A.	110,471	937,818
		1,672,105
Capital Goods 0.1%
Veidekke A.S.A.	49,694	669,675
Commercial & Professional Services 0.1%
Tomra Systems A.S.A.	106,408	1,263,393
Diversified Financials 0.0%
Aker A.S.A., A Shares	16,858	622,487
Energy 0.5%
Aker Solutions A.S.A. *	107,220	530,219
BW LPG Ltd. (a)	42,623	173,682
DNO A.S.A. *	489,454	452,703
Security	Number of Shares	Value ($)
Hoegh LNG Holdings Ltd.	25,694	263,883
Ocean Yield A.S.A. (a)	30,121	229,777
Petroleum Geo-Services A.S.A. *	77,935	168,133
Subsea 7 S.A.	197,229	2,845,189
TGS Nopec Geophysical Co. A.S.A.	82,283	1,719,440
		6,383,026
Food, Beverage & Tobacco 0.3%
Austevoll Seafood A.S.A.	55,472	470,917
Bakkafrost P/F	23,842	886,035
Grieg Seafood A.S.A.	34,080	256,539
Leroy Seafood Group A.S.A.	182,030	983,373
Norway Royal Salmon A.S.A.	18,160	315,877
Salmar A.S.A.	36,852	1,000,671
		3,913,412
Insurance 0.1%
Storebrand A.S.A.	333,296	2,182,427
Materials 0.1%
Borregaard A.S.A.	68,160	805,224
Real Estate 0.1%
Entra A.S.A.	56,874	692,152
Norwegian Property A.S.A.	236,272	293,152
		985,304
Retailing 0.1%
XXL A.S.A. (a)	73,712	798,611
Semiconductors & Semiconductor Equipment 0.0%
Nordic Semiconductor A.S.A. *	108,070	464,492
REC Silicon A.S.A. *(a)	1,515,705	197,777
		662,269
Software & Services 0.1%
Atea A.S.A. *	69,619	851,391
Opera Software A.S.A. *	56,156	218,693
		1,070,084
Transportation 0.0%
Norwegian Air Shuttle A.S.A. *(a)	8,000	216,186
Wallenius Wilhelmsen Logistics *	53,204	303,214
		519,400
		21,547,417

Portugal 0.5%
Banks 0.1%
Banco BPI S.A. *	252,001	302,928
Banco Comercial Portugues S.A. *	6,087,688	1,574,490
		1,877,418
Food & Staples Retailing 0.1%
Sonae, SGPS, S.A.	698,409	720,176
Materials 0.1%
Altri, SGPS, S.A.	60,174	293,669
Semapa-Sociedade de Investimento e Gestao	30,523	568,734
The Navigator Co. S.A. *	202,048	915,628
		1,778,031
Media 0.1%
NOS, SGPS S.A.	143,875	880,609
Transportation 0.1%
CTT-Correios de Portugal S.A.	100,582	612,800
Utilities 0.0%
REN - Redes Energeticas Nacionais, SGPS, S.A.	131,012	423,259
		6,292,293

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Republic of Korea 5.1%
Automobiles & Components 0.2%
Halla Holdings Corp.	7,194	418,943
Kumho Tire Co., Inc. *	140,000	901,572
Nexen Tire Corp.	32,444	386,859
S&T Motiv Co., Ltd.	7,906	327,651
SL Corp.	11,300	209,428
Ssangyong Motor Co. *	33,000	213,398
Sungwoo Hitech Co., Ltd.	18,057	132,895
		2,590,746
Banks 0.0%
JB Financial Group Co., Ltd.	76,294	421,811
Capital Goods 0.3%
Byucksan Corp.	36,500	136,272
Dawonsys Co., Ltd.	9,000	109,325
Hanjin Heavy Industries & Construction Co., Ltd. *	27,262	103,365
Hyundai Elevator Co., Ltd.	8,111	452,060
Hyundai Rotem Co., Ltd. *	13,000	254,287
IS Dongseo Co., Ltd.	7,300	313,947
Kolon Corp.	2,917	184,462
Korea Electric Terminal Co., Ltd.	4,600	297,463
Kumho Industrial Co., Ltd.	17,575	168,749
LG International Corp.	20,000	602,001
LIG Nex1 Co., Ltd.	8,317	609,141
LS Industrial Systems Co., Ltd.	12,671	620,195
S&T Dynamics Co., Ltd. *	15,720	129,596
Taewoong Co., Ltd. *	6,698	169,903
Taihan Electric Wire Co., Ltd. *	212,808	265,154
		4,415,920
Consumer Durables & Apparel 0.2%
Fila Korea Ltd.	6,900	472,696
Handsome Co., Ltd.	8,300	263,174
Hansae Co., Ltd.	11,000	264,291
HLB, Inc. *	23,168	275,218
Hyundai Livart Furniture Co., Ltd.	8,000	199,357
LF Corp.	11,858	316,679
Youngone Corp.	25,400	834,870
Youngone Holdings Co., Ltd.	2,300	117,712
		2,743,997
Consumer Services 0.1%
Daekyo Co., Ltd.	20,000	147,374
Emerson Pacific, Inc. *	6,996	227,764
Grand Korea Leisure Co., Ltd.	18,871	374,184
Hana Tour Service, Inc.	8,514	708,739
Modetour Network, Inc.	8,000	320,114
		1,778,175
Diversified Financials 0.3%
Daishin Securities Co., Ltd.	26,463	306,088
Daou Technology, Inc.	22,600	432,985
Hankook Tire Worldwide Co., Ltd.	16,435	306,065
KIWOOM Securities Co., Ltd.	10,000	750,268
Meritz Financial Group, Inc.	20,400	259,646
Meritz Securities Co., Ltd.	216,000	855,627
NICE Holdings Co., Ltd.	8,972	140,638
NICE Information Service Co., Ltd.	26,314	195,310
SK Securities Co., Ltd. *	100,000	133,530
Yuanta Securities Korea Co., Ltd. *	41,845	149,126
		3,529,283
Energy 0.0%
Hankook Shell Oil Co., Ltd.	450	170,418
SK Gas Ltd.	3,755	400,788
		571,206
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.1%
Hyundai Greenfood Co., Ltd.	47,000	768,221
Food, Beverage & Tobacco 0.2%
Binggrae Co., Ltd.	3,060	195,691
Crown Confectionery Co., Ltd. *	3,051	51,913
CROWNHAITAI Holdings Co., Ltd.	2,369	61,151
Daesang Corp.	14,535	362,856
Dongwon F&B Co., Ltd.	560	131,047
Dongwon Industries Co., Ltd.	900	272,106
Lotte Food Co., Ltd.	600	366,024
Maeil Dairy Industry Co., Ltd. (b)	4,000	205,119
Muhak Co., Ltd.	7,847	177,672
Namyang Dairy Products Co., Ltd.	297	218,585
Samyang Corp.	1,891	162,650
Samyang Holdings Corp.	5,210	621,235
SPC SAMLIP	1,610	320,677
		3,146,726
Health Care Equipment & Services 0.2%
Chabiotech Co., Ltd. *	26,147	294,259
DIO Corp. *	9,246	300,190
i-SENS, Inc.	8,000	204,002
InBody Co., Ltd.	7,059	188,517
Lutronic Corp.	11,094	130,798
Medipost Co., Ltd. *	5,401	331,894
Osstem Implant Co., Ltd. *	9,710	453,584
Vieworks Co., Ltd.	4,757	247,282
		2,150,526
Household & Personal Products 0.2%
Able C&C Co., Ltd.	10,000	237,138
Cosmax, Inc.	5,130	586,495
COSON Co., Ltd. *	10,000	113,880
It's Hanbul Co., Ltd.	3,844	163,600
Korea Kolmar Co., Ltd.	11,364	866,815
NUTRIBIOTECH Co., Ltd. *	4,712	90,065
		2,057,993
Insurance 0.1%
Hanwha General Insurance Co., Ltd.	32,016	220,761
Korean Reinsurance Co.	61,000	651,081
Meritz Fire & Marine Insurance Co., Ltd.	32,092	538,880
Mirae Asset Life Insurance Co., Ltd.	55,000	273,133
Tongyang Life Insurance Co.,Ltd.	15,897	153,347
		1,837,202
Materials 0.6%
AK Holdings, Inc.	2,276	139,861
Dongkuk Steel Mill Co., Ltd.	44,179	493,245
Foosung Co., Ltd. *	28,999	220,937
Hanil Cement Co., Ltd.	1,791	206,359
Hansol Chemical Co., Ltd.	6,571	450,744
Hansol Paper Co., Ltd.	11,915	207,523
Huchems Fine Chemical Corp.	15,000	340,970
Jenax, Inc. *	7,538	175,725
KISWIRE Ltd.	3,917	139,943
Kolon Industries, Inc.	15,122	952,216
Korea PetroChemical Ind Co., Ltd.	2,660	641,479
Lock&Lock Co., Ltd.	12,300	157,101
Poongsan Corp.	15,750	582,396
POSCO Chemtech Co., Ltd.	18,986	248,432
Seah Besteel Corp.	5,000	127,054
SeAH Steel Corp.	1,000	85,209
SK Chemicals Co., Ltd.	14,400	922,187
SK Materials Co., Ltd.	4,429	776,934
Songwon Industrial Co., Ltd.	8,000	142,194
Soulbrain Co., Ltd.	4,228	248,861
Ssangyong Cement Industrial Co., Ltd.	14,739	206,025
Taekwang Industrial Co., Ltd.	373	366,470

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tongyang, Inc.	122,189	269,567
Young Poong Corp.	370	346,999
		8,448,431
Media 0.3%
CJ CGV Co., Ltd.	10,960	827,188
CJ E&M Corp.	15,161	1,064,358
CJ Hellovision Co., Ltd.	22,500	191,519
Innocean Worldwide, Inc.	10,000	586,817
KT Skylife Co., Ltd.	14,000	205,073
Loen Entertainment, Inc.	4,994	364,425
SM Entertainment Co. *	11,550	293,495
Woongjin Thinkbig Co., Ltd. *	11,018	80,893
		3,613,768
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Amicogen, Inc. *	4,631	166,900
Aprogen pharmaceuticals, Inc. *	80,000	273,312
ATGen Co., Ltd. *	4,403	134,300
Binex Co., Ltd. *	13,655	178,676
Bukwang Pharmaceutical Co., Ltd.	14,542	297,438
Caregen Co., Ltd.	2,705	175,405
Cell Biotech Co., Ltd.	4,600	153,251
Celltrion Pharm, Inc. *	20,000	354,591
Chong Kun Dang Pharmaceutical Corp.	4,536	500,354
Chongkundang Holdings Corp.	2,000	139,514
CMG Pharmaceutical Co., Ltd. *	41,235	131,299
CrystalGenomics, Inc. *	11,528	155,478
Dae Hwa Pharmaceutical Co., Ltd.	6,272	141,170
Daewoong Co., Ltd.	16,395	207,207
Daewoong Pharmaceutical Co., Ltd.	3,046	263,628
Dong-A Socio Holdings Co., Ltd.	1,700	239,907
Dong-A ST Co., Ltd.	2,550	235,731
DongKook Pharmaceutical Co., Ltd.	3,000	183,012
Genexine Co., Ltd. *	6,466	259,310
Green Cross Corp.	4,000	643,087
Green Cross Holdings Corp.	19,000	602,447
Hanall Biopharma Co., Ltd. *	23,044	301,531
Hugel, Inc. *	1,676	699,830
Huons Co., Ltd. *	2,332	122,890
Ilyang Pharmaceutical Co., Ltd.	9,277	355,055
Jeil Pharmaceutical Co. (b)	2,860	175,238
JW Holdings Corp.	22,859	200,292
JW Pharmaceutical Corp.	6,477	300,247
Kolon Life Science, Inc.	2,970	432,130
Komipharm International Co., Ltd. *	27,000	893,489
Kwang Dong Pharmaceutical Co., Ltd.	22,200	184,207
Medy-Tox, Inc.	3,176	1,480,772
Peptron, Inc. *	3,802	146,192
Pharmicell Co., Ltd. *	33,984	126,271
Seegene, Inc. *	8,500	294,949
ST Pharm Co., Ltd.	4,429	193,640
ViroMed Co., Ltd. *	12,000	1,080,386
Yungjin Pharmaceutical Co., Ltd. *	62,339	695,996
		13,119,132
Real Estate 0.0%
Korea Real Estate Investment & Trust Co., Ltd.	115,926	370,164
Retailing 0.2%
CJ O Shopping Co., Ltd.	1,806	309,227
GS Home Shopping, Inc.	1,935	382,472
Hyundai Home Shopping Network Corp.	4,402	538,651
Interpark Holdings Corp.	32,914	179,622
LOTTE Himart Co., Ltd.	8,000	464,451
NS Shopping Co., Ltd.	12,510	193,304
Seobu T&D	12,384	204,077
		2,271,804
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.4%
Advanced Process Systems Corp. *	8,011	394,253
APS Holdings Corp. *	6,988	79,891
Dongbu HiTek Co., Ltd. *	28,653	511,844
Eo Technics Co., Ltd.	7,340	582,165
GemVax & Kael Co., Ltd. *	17,326	205,820
Hansol Technics Co., Ltd. *	16,471	238,326
Jusung Engineering Co., Ltd. *	22,271	230,746
Koh Young Technology, Inc.	8,228	425,510
LEENO Industrial, Inc.	6,122	234,852
Seoul Semiconductor Co., Ltd.	36,080	613,901
Silicon Works Co., Ltd.	6,814	191,104
TES Co., Ltd.	10,000	253,662
Toptec Co., Ltd.	14,431	354,459
Wonik Holdings Co., Ltd. *	22,280	159,200
WONIK IPS Co., Ltd. *	27,989	732,474
		5,208,207
Software & Services 0.3%
Ahnlab, Inc.	6,377	321,812
Com2uSCorp	7,679	809,327
CUROCOM Co., Ltd. *	75,000	181,538
DoubleUGames Co., Ltd.	10,247	502,465
Duzone Bizon Co., Ltd.	18,321	539,190
Gamevil, Inc. *	5,324	279,134
GOLFZON Co., Ltd.	2,000	103,966
Hancom, Inc.	8,000	129,689
Posco ICT Co., Ltd.	42,300	274,293
Webzen, Inc. *	16,000	287,245
		3,428,659
Technology Hardware & Equipment 0.3%
CrucialTec Co., Ltd. *	21,901	103,676
Daeduck Electronics Co.	20,000	190,246
Homecast Co., Ltd. *	20,089	175,483
Humax Co., Ltd.	8,338	84,899
Interflex Co., Ltd. *	6,624	200,862
KH Vatec Co., Ltd.	15,069	162,184
LG Innotek Co., Ltd.	12,000	1,436,227
Partron Co., Ltd.	35,200	325,402
SFA Engineering Corp.	7,581	608,728
		3,287,707
Transportation 0.1%
Asiana Airlines, Inc. *	83,700	381,270
Hanjin Kal Corp. *	26,254	547,545
Hanjin Transportation Co., Ltd.	10,586	289,801
Pan Ocean Co., Ltd. *	147,531	724,741
		1,943,357
Utilities 0.0%
Samchully Co., Ltd.	2,200	232,851
		67,935,886

Singapore 1.6%
Capital Goods 0.1%
Sarine Technologies Ltd.	211,769	266,357
United Engineers Ltd.	328,083	623,723
		890,080
Consumer Durables & Apparel 0.0%
China Hongxing Sports Ltd. *(b)	884,000	—
Consumer Services 0.1%
Accordia Golf Trust	566,020	300,726
Genting Hong Kong Ltd. *	1,440,263	446,482
GL Ltd.	580,867	298,117
OUE Ltd.	196,088	277,109
		1,322,434

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Energy 0.0%
Ezion Holdings Ltd. *	1,252,627	235,422
Food, Beverage & Tobacco 0.0%
First Resources Ltd.	352,475	500,660
Health Care Equipment & Services 0.1%
Raffles Medical Group Ltd.	646,196	646,943
RHT Health Trust	486,128	312,747
		959,690
Materials 0.0%
Midas Holdings Ltd. *	972,256	158,131
Media 0.0%
Asian Pay Television Trust	1,057,412	443,327
Real Estate 1.2%
Ascendas Hospitality Trust	709,674	400,134
Ascendas India Trust	486,128	388,298
Ascott Residence Trust	746,307	606,907
Cache Logistics Trust	639,858	409,335
Cambridge Industrial Trust	935,776	388,948
CapitaLand Retail China Trust	365,338	410,655
CDL Hospitality Trusts	519,619	610,366
Croesus Retail Trust	460,583	337,930
Far East Hospitality Trust	647,216	297,081
First Real Estate Investment Trust	365,338	348,595
Frasers Centrepoint Trust	441,369	676,379
Frasers Commercial Trust	440,473	442,574
Frasers Logistics & Industrial Trust	387,014	281,154
Keppel DC REIT	493,461	461,929
Keppel REIT	1,308,592	1,045,247
Lippo Malls Indonesia Retail Trust	1,458,587	437,555
Manulife US Real Estate Investment Trust	242,543	212,225
Mapletree Commercial Trust	1,326,995	1,482,006
Mapletree Greater China Commercial Trust	1,394,851	1,073,816
Mapletree Industrial Trust	870,601	1,148,509
Mapletree Logistics Trust	1,030,224	871,304
OUE Hospitality Trust	687,283	352,733
Parkway Life Real Estate Investment Trust	310,454	587,964
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	690,274	209,567
Soilbuild Business Space REIT	689,352	341,337
SPH REIT	532,905	385,214
Starhill Global REIT	1,032,853	578,619
Yoma Strategic Holdings Ltd.	887,030	371,894
		15,158,275
Software & Services 0.0%
Silverlake Axis Ltd.	565,209	218,582
Utilities 0.1%
China Everbright Water Ltd.	315,733	106,127
Keppel Infrastructure Trust	1,690,012	665,792
SIIC Environment Holdings Ltd.	671,059	261,943
		1,033,862
		20,920,463

Spain 2.0%
Automobiles & Components 0.1%
Cie Automotive S.A.	37,242	887,827
Banks 0.0%
Liberbank S.A. *	229,236	303,402
Security	Number of Shares	Value ($)
Capital Goods 0.1%
Construcciones y Auxiliar de Ferrocarriles S.A.	15,241	649,549
Fomento de Construcciones y Contratas S.A. *(a)	48,967	540,723
Obrascon Huarte Lain S.A. (a)	100,925	376,333
Sacyr S.A. *	184,123	551,572
		2,118,177
Commercial & Professional Services 0.2%
Applus Services S.A.	95,710	1,226,935
Prosegur Cia de Seguridad S.A.	154,988	1,038,733
		2,265,668
Consumer Services 0.2%
Codere S.A. *	540,197	321,949
Melia Hotels International S.A.	61,690	943,091
NH Hotel Group S.A. *	149,846	877,895
		2,142,935
Diversified Financials 0.1%
Bolsas y Mercados Espanoles SHMSF S.A.	51,892	1,873,117
Energy 0.1%
Tecnicas Reunidas S.A.	22,572	870,356
Food, Beverage & Tobacco 0.3%
Ebro Foods S.A.	61,763	1,460,586
Viscofan S.A.	33,430	2,046,135
		3,506,721
Insurance 0.1%
Grupo Catalana Occidente S.A.	34,893	1,449,422
Materials 0.1%
Ence Energia y Celulosa S.A.	105,717	416,670
Papeles y Cartones de Europa S.A.	31,606	275,443
		692,113
Media 0.0%
Atresmedia Corp de Medios de Comunicaion S.A.	40,466	523,296
Promotora de Informaciones S.A., Class A *	37,655	120,678
		643,974
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	42,240	734,808
Faes Farma S.A.	186,588	652,535
Pharma Mar S.A. *	107,747	495,550
		1,882,893
Real Estate 0.2%
Axiare Patrimonio SOCIMI S.A.	41,304	717,131
Hispania Activos Inmobiliarios SOCIMI S.A.	64,173	1,077,387
Inmobiliaria Colonial S.A.	137,660	1,120,433
		2,914,951
Software & Services 0.1%
Indra Sistemas S.A. *	87,823	1,219,649
Telecommunication Services 0.2%
Cellnex Telecom SAU	94,521	1,982,288
Euskaltel S.A.	66,135	728,814
Let's GOWEX S.A. *(b)	5,361	—
		2,711,102
Transportation 0.1%
Cia de Distribucion Integral Logista Holdings S.A.	28,070	758,974
		26,241,281

Sweden 4.7%
Automobiles & Components 0.1%
Dometic Group AB	184,216	1,515,137

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Banks 0.0%
Collector AB *	12,972	147,963
Capital Goods 0.8%
Concentric AB	28,141	446,039
Haldex AB *(a)	25,663	349,076
Indutrade AB	70,869	1,666,545
Lindab International AB	50,460	555,496
NCC AB, B Shares	60,976	1,708,031
Nibe Industrier AB, B Shares	173,318	1,621,297
Peab AB	122,937	1,461,073
Saab AB, Class B	26,122	1,361,656
Sweco AB, B Shares	49,221	1,285,704
		10,454,917
Commercial & Professional Services 0.4%
AF AB, B Shares	40,884	852,555
Bravida Holding AB	84,591	604,570
Intrum Justitia AB	48,583	1,647,622
Loomis AB, B Shares	51,394	1,940,234
		5,044,981
Consumer Durables & Apparel 0.3%
Bonava AB, B Shares	61,689	1,116,447
JM AB	35,803	1,349,164
Nobia AB	42,027	457,331
Thule Group AB	72,025	1,354,983
		4,277,925
Consumer Services 0.2%
Betsson AB *	179,414	868,736
Pandox AB	28,218	504,183
Rezidor Hotel Group AB	94,023	326,235
SkiStar AB	11,260	253,107
		1,952,261
Diversified Financials 0.2%
Avanza Bank Holding AB (a)	20,989	877,546
Bure Equity AB	30,992	378,692
Investment AB Oresund	35,263	619,897
Ratos AB, B Shares	111,140	547,052
Resurs Holding AB	55,677	351,070
		2,774,257
Food & Staples Retailing 0.1%
Axfood AB	79,693	1,335,719
Food, Beverage & Tobacco 0.2%
AAK AB	19,863	1,490,584
Cloetta AB, B Shares	165,701	729,657
		2,220,241
Health Care Equipment & Services 0.3%
Attendo AB	67,072	790,174
Elekta AB, B Shares	253,249	2,541,248
Lifco AB, B Shares	32,006	943,393
		4,274,815
Household & Personal Products 0.0%
Oriflame Holding AG *	15,054	617,604
Materials 0.6%
BillerudKorsnas AB	108,552	1,734,329
Hexpol AB	189,925	1,981,350
Holmen AB, B Shares	38,860	1,750,156
SSAB AB, A Shares *(a)	139,813	571,662
SSAB AB, B Shares *	406,904	1,357,910
		7,395,407
Media 0.1%
Modern Times Group MTG AB, B Shares	39,613	1,365,792
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Swedish Orphan Biovitrum AB *(a)	111,238	1,749,033
Vitrolife AB	9,504	595,986
		2,345,019
Real Estate 0.8%
Atrium Ljungberg AB, B Shares	23,389	391,749
Castellum AB	198,327	2,965,189
Fabege AB	98,065	1,845,996
Hemfosa Fastigheter AB	70,816	737,139
Hufvudstaden AB, A Shares	81,674	1,390,576
Klovern AB, B Shares	311,752	349,306
Kungsleden AB	126,180	765,080
Wallenstam AB, B Shares	154,857	1,452,175
Wihlborgs Fastigheter AB	56,544	1,158,908
		11,056,118
Retailing 0.1%
Bilia AB, A Shares	28,510	570,200
Clas Ohlson AB, B Shares	12,045	211,742
Mekonomen AB	13,069	251,588
		1,033,530
Software & Services 0.1%
NetEnt AB *(b)	133,359	1,090,700
Technology Hardware & Equipment 0.1%
Fingerprint Cards AB, Class B *(a)	176,415	577,543
Mycronic AB	73,832	753,214
		1,330,757
Telecommunication Services 0.1%
Com Hem Holding AB	87,790	1,182,003
Transportation 0.0%
SAS AB *(a)	240,090	442,817
		61,857,963

Switzerland 4.1%
Automobiles & Components 0.1%
Autoneum Holding AG	3,721	1,058,555
Banks 0.2%
St. Galler Kantonalbank AG	1,399	606,564
Valiant Holding AG	12,509	1,457,045
		2,063,609
Capital Goods 1.4%
Arbonia AG *	26,965	493,288
Belimo Holding AG	229	908,852
Bobst Group AG	3,287	331,910
Bucher Industries AG	4,636	1,510,515
Burckhardt Compression Holding AG	2,178	683,193
Conzzeta AG	593	588,373
Daetwyler Holding AG	4,169	709,232
dormakaba Holding AG *	2,157	1,949,560
Georg Fischer AG	2,910	2,747,439
Huber & Suhner AG	10,525	742,423
Implenia AG	9,401	727,750
Interroll Holding AG	209	273,468
OC Oerlikon Corp. AG *	136,226	1,731,776
Rieter Holding AG *	3,308	747,039
Schweiter Technologies AG	576	725,693
SFS Group AG *	12,501	1,445,777
VAT Group AG *	12,146	1,505,148
Zehnder Group AG	7,614	270,706
		18,092,142
Consumer Durables & Apparel 0.1%
Forbo Holding AG	889	1,469,186

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diversified Financials 0.4%
Cembra Money Bank AG *	21,005	1,980,989
EFG International AG *	51,695	319,504
GAM Holding AG *	118,879	1,634,118
Swissquote Group Holding S.A.	4,211	116,422
Vontobel Holding AG	12,240	764,723
VZ Holding AG	2,024	621,289
		5,437,045
Food, Beverage & Tobacco 0.1%
Bell Food Group AG	1,051	473,604
Emmi AG *	1,528	1,185,225
		1,658,829
Health Care Equipment & Services 0.0%
Ypsomed Holding AG *	1,790	386,657
Materials 0.0%
Schmolz + Bickenbach AG *	389,455	354,215
Vetropack Holding AG	76	161,732
		515,947
Media 0.0%
APG SGA S.A.	516	259,053
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Bachem Holding AG, Class B	682	84,444
Basilea Pharmaceutica *(a)	6,666	527,052
BB Biotech AG (a)	33,983	1,903,652
COSMO Pharmaceuticals N.V.	3,396	572,113
Siegfried Holding AG *	1,647	476,627
Tecan Group AG	8,836	1,672,132
		5,236,020
Real Estate 0.2%
Allreal Holding AG *	8,020	1,481,240
Intershop Holding AG	419	207,757
Mobimo Holding AG *	5,350	1,509,535
		3,198,532
Retailing 0.1%
Valora Holding AG	2,169	715,117
Semiconductors & Semiconductor Equipment 0.3%
ams AG	46,523	3,046,077
Meyer Burger Technology AG *	390,548	435,938
U-Blox AG *	4,559	941,438
		4,423,453
Technology Hardware & Equipment 0.4%
Ascom Holding AG	28,193	559,460
Kudelski S.A.	26,454	467,535
LEM Holding S.A.	206	239,948
Logitech International S.A.	103,386	3,782,610
		5,049,553
Telecommunication Services 0.2%
Sunrise Communications Group AG *	25,144	2,091,977
Transportation 0.1%
Panalpina Welttransport Holding AG	10,099	1,387,171
Utilities 0.1%
BKW AG	12,491	760,395
		53,803,241

United Kingdom 15.8%
Banks 0.5%
Aldermore Group plc *	125,785	395,563
BGEO Group plc	22,902	1,084,457
Metro Bank plc *	52,023	2,484,888
OneSavings Bank plc	58,136	305,682
Shawbrook Group plc *	79,827	352,749
Security	Number of Shares	Value ($)
The Paragon Group of Cos. plc	193,810	1,141,408
Virgin Money Holdings UK plc	185,380	713,642
		6,478,389
Capital Goods 1.9%
Balfour Beatty plc	479,752	1,745,289
Bodycote plc	138,913	1,394,289
Carillion plc	314,651	826,209
Chemring Group plc	196,415	457,680
Diploma plc	78,907	1,139,870
Fenner plc	146,954	593,793
Galliford Try plc	57,621	929,823
Grafton Group plc	153,739	1,541,115
John Laing Group plc	257,247	991,630
Keller Group plc	51,202	568,123
Kier Group plc	65,317	1,059,072
Morgan Advanced Materials plc	214,601	827,239
Polypipe Group plc	129,054	695,398
QinetiQ Group plc	431,373	1,738,583
Rotork plc	635,649	1,933,313
Senior plc	310,444	943,007
SIG plc	412,564	821,269
Spirax-Sarco Engineering plc	52,617	3,854,798
Ultra Electronics Holdings plc	54,156	1,490,539
Vesuvius plc	152,201	1,138,625
		24,689,664
Commercial & Professional Services 1.1%
Berendsen plc	124,101	1,759,087
De La Rue plc	78,674	688,606
Hays plc	1,085,527	2,338,873
HomeServe plc	186,082	1,765,636
IWG plc	481,111	2,063,884
Mitie Group plc	273,374	854,754
Pagegroup plc	221,386	1,345,824
Renewi plc	474,671	579,074
RPS Group plc	160,435	571,634
Serco Group plc *	795,408	1,218,850
WS Atkins plc	70,897	1,904,625
		15,090,847
Consumer Durables & Apparel 0.4%
Bovis Homes Group plc	96,929	1,141,191
Countryside Properties plc	115,469	496,087
Crest Nicholson Holdings plc	170,150	1,387,123
McCarthy & Stone plc	334,109	806,565
Redrow plc	146,612	1,060,852
Ted Baker plc	17,669	559,068
		5,450,886
Consumer Services 1.3%
888 Holdings plc	97,219	364,906
AA plc	428,123	1,290,521
Dignity plc	37,228	1,215,906
Domino's Pizza Group plc	355,855	1,456,270
EI Group plc *	388,009	712,531
Greene King plc	222,619	2,168,358
Greggs plc	73,445	1,032,523
GVC Holdings plc	201,343	2,089,788
J.D. Wetherspoon plc	63,652	845,546
Ladbrokes Coral Group plc	685,033	1,054,138
Marston's plc	433,234	757,829
Mitchells & Butlers plc	185,385	583,230
SSP Group plc	337,358	2,121,381
The Restaurant Group plc	144,149	677,737
Thomas Cook Group plc	1,024,843	1,221,810
		17,592,474

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diversified Financials 1.4%
Allied Minds plc *(a)	194,560	372,732
Brewin Dolphin Holdings plc	186,584	815,588
Close Brothers Group plc	105,425	2,178,936
CMC Markets plc	74,545	122,217
IG Group Holdings plc	261,291	1,969,912
Intermediate Capital Group plc	199,639	2,274,415
Jupiter Fund Management plc	294,493	1,876,548
Kennedy Wilson Europe Real Estate plc	76,298	1,016,489
Man Group plc	1,102,539	2,238,888
NEX Group plc	227,264	1,890,877
Rathbone Brothers plc	39,752	1,347,094
SVG Capital plc *	26,025	248,450
TP ICAP plc	388,107	2,391,402
		18,743,548
Energy 0.6%
Amec Foster Wheeler plc	303,210	1,992,374
Cairn Energy plc *	408,178	1,067,576
Genel Energy plc *(a)	135,650	172,491
Hunting plc	90,228	588,806
Lamprell plc *	194,260	267,708
Nostrum Oil & Gas plc *	53,204	365,054
Ophir Energy plc *	503,759	538,146
Premier Oil plc *(a)	338,109	252,068
Soco International plc	164,867	280,942
Tullow Oil plc *	1,034,884	2,442,179
		7,967,344
Food, Beverage & Tobacco 0.4%
Britvic plc	199,909	1,806,509
Cranswick plc	27,976	1,070,829
Dairy Crest Group plc	95,295	751,659
Greencore Group plc	540,253	1,684,317
Premier Foods plc *	461,672	242,868
		5,556,182
Health Care Equipment & Services 0.3%
NMC Health plc	50,507	1,481,390
Spire Healthcare Group plc	202,165	892,569
UDG Healthcare plc	175,749	1,852,502
		4,226,461
Household & Personal Products 0.1%
PZ Cussons plc	150,833	672,945
Insurance 1.1%
Beazley plc	391,428	2,386,094
Chesnara plc	100,822	494,594
esure Group plc	190,011	664,013
Hastings Group Holdings Ltd.	224,095	907,520
Hiscox Ltd.	210,105	3,330,768
Jardine Lloyd Thompson Group plc	70,929	1,080,477
Lancashire Holdings Ltd.	148,422	1,332,616
Phoenix Group Holdings	276,257	2,690,804
Saga plc	795,424	2,075,270
		14,962,156
Materials 1.0%
Acacia Mining plc	106,037	393,418
Centamin plc	818,697	1,759,734
Elementis plc	335,735	1,301,552
Essentra plc	185,662	1,378,163
Evraz plc *	330,048	809,544
Ferrexpo plc	194,947	432,112
Hill & Smith Holdings plc	62,488	1,160,826
Hochschild Mining plc	163,307	603,792
Ibstock plc	265,931	866,155
KAZ Minerals plc *	184,942	1,158,420
Petra Diamonds Ltd. *	373,874	626,001
Synthomer plc	197,683	1,286,203
Security	Number of Shares	Value ($)
Vedanta Resources plc	63,073	497,908
Victrex plc	58,439	1,456,782
		13,730,610
Media 0.4%
Cineworld Group plc	142,151	1,317,601
Entertainment One Ltd.	233,208	735,791
ITE Group plc	192,464	390,085
UBM plc	278,076	2,595,442
		5,038,919
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
BTG plc *	269,621	2,274,620
Dechra Pharmaceuticals plc	68,833	1,727,438
Genus plc	43,734	1,057,467
Indivior plc	523,396	2,200,684
Vectura Group plc *	478,605	727,216
		7,987,425
Real Estate 1.4%
Assura plc	1,153,815	945,844
Big Yellow Group plc	106,621	1,085,311
Daejan Holdings plc	2,218	194,277
F&C Commercial Property Trust Ltd.	372,947	714,962
Grainger plc	292,505	1,020,678
Great Portland Estates plc	230,372	1,886,996
Hansteen Holdings PLC	475,261	790,851
Helical plc	61,251	265,089
Londonmetric Property plc	363,322	790,317
NewRiver REIT plc	206,135	934,845
Picton Property Income Ltd.	242,035	265,587
Redefine International plc	724,996	359,773
Safestore Holdings plc	141,384	803,087
Savills plc	96,491	1,077,488
Schroder Real Estate Investment Trust Ltd.	346,960	291,140
Shaftesbury plc	164,875	2,068,858
ST Modwen Properties plc	101,792	457,039
The Unite Group plc	149,856	1,218,777
Tritax Big Box REIT plc	804,775	1,532,414
UK Commercial Property Trust Ltd.	268,672	304,527
Workspace Group plc	81,430	927,177
		17,935,037
Retailing 0.9%
AO World plc *	115,799	215,267
B&M European Value Retail S.A.	488,002	2,295,041
Card Factory plc	197,628	851,107
Debenhams plc	904,558	585,038
Dunelm Group plc	76,821	620,817
Halfords Group plc	146,625	687,675
JD Sports Fashion plc	265,249	1,544,672
Lookers plc	207,624	344,421
N Brown Group plc	113,275	419,687
Ocado Group plc *(a)	303,224	1,231,884
Pets at Home Group plc	255,244	548,300
Sports Direct International plc *	187,464	720,454
SuperGroup plc	28,986	580,376
WH Smith plc	79,245	1,825,057
		12,469,796
Semiconductors & Semiconductor Equipment 0.0%
Imagination Technologies Group plc *	175,403	265,497
Software & Services 0.8%
AVEVA Group plc	45,437	1,135,598
Computacenter plc	44,961	491,619
Fidessa Group plc	28,423	911,446
Gocompare.Com Group plc *	190,011	229,351
Moneysupermarket.com Group plc	393,739	1,772,434
Paysafe Group plc *	358,574	2,316,821
Playtech plc	180,339	2,303,642

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sophos Group plc	177,356	1,035,805
ZPG plc	165,073	795,933
		10,992,649
Technology Hardware & Equipment 0.6%
Electrocomponents plc	308,303	2,334,293
Laird plc	354,472	637,216
Oxford Instruments plc	42,479	604,866
Renishaw plc	26,962	1,288,541
Spectris plc	82,273	2,775,277
		7,640,193
Telecommunication Services 0.1%
KCOM Group plc	281,295	342,258
TalkTalk Telecom Group plc (a)	397,712	911,332
		1,253,590
Transportation 0.7%
BBA Aviation plc	728,504	3,031,111
Firstgroup plc *	862,169	1,667,300
Go-Ahead Group plc	30,611	723,562
National Express Group plc	306,896	1,468,667
Northgate plc	96,654	662,558
Stagecoach Group plc	285,072	778,349
Wizz Air Holdings plc *	29,807	876,945
		9,208,492
Utilities 0.2%
Drax Group plc	291,699	1,303,682
Telecom Plus plc	44,042	751,068
		2,054,750
		210,007,854
Total Common Stock
(Cost $1,164,755,578)		1,314,694,159

Preferred Stock 0.3% of net assets

Germany 0.3%
Automobiles & Components 0.1%
Schaeffler AG	51,692	854,767
Capital Goods 0.1%
Jungheinrich AG	37,215	1,402,126
Health Care Equipment & Services 0.0%
Draegerwerk AG & Co. KGaA	5,016	588,586
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Biotest AG (a)	14,477	345,937
Transportation 0.1%
Sixt SE	12,542	598,834
		3,790,250

Sweden 0.0%
Real Estate 0.0%
Klovern AB	15,001	510,812
Total Preferred Stock
(Cost $3,635,134)		4,301,062
Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Austria 0.0%
Real Estate 0.0%
BUWOG AG expires 06/01/17 *(b)	73,081	—
Total Rights
(Cost $—)		—

Other Investment Companies 2.8% of net assets

United States 2.8%
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72% (c)	467,363	467,363
Securities Lending Collateral 2.8%
Wells Fargo Government Money Market Fund, Select Class 0.71% (c)	36,864,627	36,864,627
Total Other Investment Companies
(Cost $37,331,990)		37,331,990

End of Investments

At 05/31/17, the tax basis cost of the fund's investments was $1,206,565,937 and the unrealized appreciation and depreciation were $208,869,581 and ($59,108,307), respectively, with a net unrealized apppreciation of $149,761,274.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $34,917,515.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 5/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE Index, e-mini, Long, expires 06/16/17	86	8,109,370	84,258

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,136,085,830	$—	$— *	$1,136,085,830
Australia [1]	53,438,551	—	—	53,438,551
Materials	11,131,995	—	50,004 *	11,181,999
Transportation	—	—	1,547,821 *	1,547,821
Italy [1]	37,547,346	—	—	37,547,346
Banks	6,832,847	—	123,879	6,956,726
Republic of Korea[1]	51,670,028	—	—	51,670,028
Food, Beverage & Tobacco	2,941,607	—	205,119	3,146,726
Pharmaceuticals, Biotechnology & Life Sciences	12,943,894	—	175,238	13,119,132
Preferred Stock[1]	4,301,062	—	—	4,301,062
Rights [1]	—	—	— *	—
Other Investment Companies[1]	37,331,990	—	—	37,331,990
Total	$1,354,225,150	$—	$2,102,061	$1,356,327,211
Other Financial Instruments
Futures Contracts[2]	$84,258	$—	$—	$84,258
*	Level 3 amount shown includes securities determined to have no value at May 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2017.

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF™

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.5%	Common Stock	3,009,445,683	3,345,802,225
2.3%	Preferred Stock	83,086,143	77,648,979
0.0%	Rights	516,733	280,706
0.5%	Other Investment Companies	17,351,430	17,351,430
100.3%	Total Investments	3,110,399,989	3,441,083,340
(0.3%)	Other Assets and Liabilities, Net		(10,567,105)
100.0%	Net Assets		3,430,516,235

Security	Number of Shares	Value ($)
Common Stock 97.5% of net assets

Brazil 6.6%
Banks 1.4%
Banco Bradesco S.A.	622,758	5,194,771
Banco do Brasil S.A.	769,457	6,724,563
Banco Santander Brasil S.A.	419,991	3,294,860
Itau Unibanco Holding S.A. ADR	2,904,353	31,686,491
		46,900,685
Capital Goods 0.2%
Embraer S.A.	685,870	3,386,203
WEG S.A.	499,193	2,924,839
		6,311,042
Consumer Services 0.2%
Estacio Participacoes S.A.	251,590	1,349,189
Kroton Educacional S.A.	1,397,041	6,246,791
		7,595,980
Diversified Financials 0.3%
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	1,727,192	9,810,928
Grupo BTG Pactual	285,936	1,340,270
		11,151,198
Energy 0.7%
Cosan S.A. Industria e Comercio	111,853	1,242,773
Petroleo Brasileiro S.A. *	3,378,594	14,190,345
Ultrapar Participacoes S.A. ADR	365,009	8,417,107
		23,850,225
Food & Staples Retailing 0.2%
Raia Drogasil S.A.	230,055	5,107,919
Food, Beverage & Tobacco 1.1%
Ambev S.A. ADR	4,330,460	24,726,927
BRF S.A. ADR (a)	662,504	8,851,053
JBS S.A.	785,041	1,953,645
M Dias Branco S.A.	127,787	2,131,885
		37,663,510
Health Care Equipment & Services 0.0%
Odontoprev S.A.	374,023	1,392,148
Household & Personal Products 0.0%
Natura Cosmeticos S.A.	150,289	1,509,471
Security	Number of Shares	Value ($)
Insurance 0.2%
BB Seguridade Participacoes S.A.	531,331	4,768,019
Porto Seguro S.A.	111,200	1,104,182
Sul America S.A.	259,517	1,428,512
		7,300,713
Materials 0.9%
Companhia Siderurgica Nacional S.A. *	624,226	1,320,522
Fibria Celulose S.A.	208,900	2,389,969
Klabin S.A.	523,202	2,694,422
Vale S.A.	1,195,126	10,013,437
Vale S.A. ADR	1,760,723	13,909,712
		30,328,062
Media 0.0%
Smiles S.A.	53,506	1,039,496
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Hypermarcas S.A.	351,053	3,193,556
Real Estate 0.1%
BR Malls Participacoes S.A.	648,093	2,394,275
Multiplan Empreendimentos Imobiliarios S.A.	69,500	1,373,797
		3,768,072
Retailing 0.2%
Lojas Americanas S.A.	185,314	708,614
Lojas Renner S.A.	650,103	5,286,548
		5,995,162
Software & Services 0.2%
Cielo S.A.	1,149,249	8,083,869
Telecommunication Services 0.1%
Tim Participacoes S.A.	727,228	2,224,652
Transportation 0.3%
CCR S.A.	881,475	4,506,863
Localiza Rent a Car S.A.	134,349	1,801,374
Rumo S.A. *	837,074	2,188,968
		8,497,205
Utilities 0.4%
Centrais Eletricas Brasileiras S.A. *	264,380	1,121,014
Companhia de Saneamento Basico do Estado de Sao Paulo	313,065	2,799,706
CPFL Energia S.A. ADR	145,265	2,351,840
EDP - Energias do Brasil S.A.	286,639	1,179,155
Engie Brasil Energia S.A.	195,216	1,996,828
Equatorial Energia S.A.	178,370	2,937,264
Transmissora Alianca de Energia Eletrica S.A.	164,890	1,154,250
		13,540,057
		225,453,022

1

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Chile 1.4%
Banks 0.3%
Banco de Chile ADR (a)	36,771	2,817,026
Banco de Credito e Inversiones	37,007	2,074,511
Banco Santander Chile ADR	151,893	3,751,757
Itau CorpBanca	164,137,308	1,526,222
		10,169,516
Energy 0.1%
Empresas COPEC S.A.	367,323	4,198,524
Food & Staples Retailing 0.1%
Cencosud S.A.	1,044,190	2,823,703
Food, Beverage & Tobacco 0.1%
Cia Cervecerias Unidas S.A.	155,704	2,050,578
Materials 0.1%
Empresas CMPC S.A.	1,026,691	2,442,464
Sociedad Quimica y Minera de Chile S.A. ADR	83,930	3,023,998
		5,466,462
Real Estate 0.0%
Parque Arauco S.A.	413,261	1,055,754
Retailing 0.1%
S.A.C.I. Falabella	436,468	3,616,423
Telecommunication Services 0.1%
Empresa Nacional de Telecomunicaciones S.A.	167,458	1,868,644
Transportation 0.1%
Latam Airlines Group S.A. ADR	301,758	3,349,514
Utilities 0.4%
AES Gener S.A.	1,896,746	697,478
Aguas Andinas S.A., A Shares	2,973,415	1,654,150
Colbun S.A.	7,389,613	1,667,618
Enel Americas S.A. ADR	532,543	5,000,579
Enel Chile S.A. ADR	394,163	2,152,130
Enel Generacion Chile S.A. ADR (a)	107,448	2,487,421
		13,659,376
		48,258,494

China 26.1%
Automobiles & Components 0.9%
BAIC Motor Corp., Ltd.	1,241,502	1,210,841
Brilliance China Automotive Holdings Ltd.	2,791,915	5,209,458
Byd Co., Ltd., H Shares (a)	708,908	4,234,826
Dongfeng Motor Group Co., Ltd., H Shares	2,934,938	3,306,887
Fuyao Glass Industry Group Co., Ltd., Class H	445,076	1,676,364
Geely Automobile Holdings Ltd.	4,397,332	7,279,557
Great Wall Motor Co., Ltd., H Shares (a)	3,316,778	3,545,581
Guangzhou Automobile Group Co., Ltd., H Shares	2,255,024	3,785,165
		30,248,679
Banks 5.5%
Agricultural Bank of China Ltd., H Shares	23,115,174	11,212,822
Bank of China Ltd., H Shares	67,720,009	33,892,811
Bank of Communications Co., Ltd., H Shares	7,266,409	5,632,261
China CITIC Bank Corp., Ltd., H Shares	7,138,790	4,406,519
China Construction Bank Corp., H Shares	82,624,160	68,283,992
China Everbright Bank Co., Ltd., H Shares	2,922,460	1,383,888
China Merchants Bank Co., Ltd., H Shares	3,403,552	10,220,549
China Minsheng Banking Corp., Ltd., H Shares	5,888,082	6,037,353
Security	Number of Shares	Value ($)
Chongqing Rural Commercial Bank Co., Ltd., H Shares	2,550,788	1,744,727
Industrial & Commercial Bank of China Ltd., H Shares	64,735,395	43,281,819
Postal Savings Bank of China Co., Ltd., Class H *	3,542,724	2,136,787
		188,233,528
Capital Goods 1.4%
AviChina Industry & Technology Co., Ltd., H Shares	2,404,827	1,478,241
Beijing Enterprises Holdings Ltd.	546,724	2,592,439
China Communications Construction Co., Ltd., H Shares	3,866,498	5,219,868
China Conch Venture Holdings Ltd.	1,615,824	3,122,806
China International Marine Containers Group Co., Ltd., H Shares	680,369	1,107,107
China Railway Construction Corp., Ltd., H Shares	1,669,545	2,292,492
China Railway Group Ltd., H Shares	3,286,410	2,724,459
China State Construction International Holdings Ltd.	1,729,552	3,000,795
CIMC Enric Holdings Ltd. *	1,141,201	776,183
CITIC Ltd.	4,084,541	6,478,698
CRRC Corp., Ltd., H Shares	3,691,542	3,458,252
CSSC Offshore & Marine Engineering Group Co., Ltd., H Shares	217,312	385,963
Fosun International Ltd.	2,349,380	3,654,112
Haitian International Holdings Ltd.	518,684	1,204,779
Metallurgical Corp. of China Ltd., H Shares	2,360,926	815,006
Shanghai Electric Group Co., Ltd., H Shares *	2,986,572	1,295,435
Shanghai Industrial Holdings Ltd.	424,193	1,325,527
Sinopec Engineering Group Co., Ltd., H shares	1,390,000	1,277,185
Weichai Power Co., Ltd., H Shares	1,135,709	1,842,214
Zhuzhou CRRC Times Electric Co., Ltd., H Shares	520,248	2,747,301
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	1,262,839	560,725
		47,359,587
Commercial & Professional Services 0.1%
China Everbright International Ltd.	2,431,583	3,104,832
Consumer Durables & Apparel 0.4%
ANTA Sports Products Ltd.	834,108	2,467,284
Belle International Holdings Ltd.	5,617,353	4,382,897
China Dongxiang Group Co., Ltd.	2,645,606	471,917
Haier Electronics Group Co., Ltd.	1,254,191	3,190,019
HengTen Networks Group Ltd. *	17,153,052	270,753
Li Ning Co., Ltd. *	1,470,786	1,009,786
Shenzhou International Group Holdings Ltd.	518,692	3,551,158
		15,343,814
Diversified Financials 0.9%
China Cinda Asset Management Co., Ltd., H Shares	8,412,403	3,184,697
China Everbright Ltd.	760,852	1,708,694
China Galaxy Securities Co., Ltd., H Shares	3,564,064	3,279,371
China Huarong Asset Management Co., Ltd., H Shares	5,252,217	2,136,623
China Minsheng Financial Holding Corp., Ltd. *	7,713,224	544,408
CITIC Securities Co., Ltd., H Shares	2,121,288	4,448,132
Far East Horizon Ltd.	2,180,059	2,019,907
GF Securities Co., Ltd.	1,463,673	3,035,368

2

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Haitong Securities Co., Ltd., H Shares	3,305,479	5,539,921
Huatai Securities Co., Ltd., H Shares	1,661,304	3,270,397
		29,167,518
Energy 1.8%
China Coal Energy Co., Ltd., H Shares *	1,948,285	855,076
China Oilfield Services Ltd., H Shares	1,643,406	1,423,556
China Petroleum & Chemical Corp., H Shares	23,260,468	19,074,154
China Shenhua Energy Co., Ltd., H Shares	3,151,298	7,675,588
CNOOC Ltd.	14,521,750	16,585,743
Kunlun Energy Co., Ltd.	2,780,000	2,490,154
PetroChina Co., Ltd., H Shares	19,253,573	12,823,444
Sinopec Oilfield Service Corp., H Shares *(a)	1,729,488	292,966
Yanzhou Coal Mining Co., Ltd., H Shares	1,795,111	1,336,119
		62,556,800
Food, Beverage & Tobacco 0.2%
Biostime International Holdings Ltd. *(a)	176,954	480,282
China Agri-Industries Holdings Ltd. *	2,142,203	920,940
China Foods Ltd.	887,072	344,927
China Huishan Dairy Holdings Co., Ltd. (c)	3,872,695	—
China Resources Beer Holdings Co., Ltd.	1,583,731	3,995,682
Dali Foods Group Co., Ltd.	1,766,764	1,086,026
Tsingtao Brewery Co., Ltd., H Shares	357,363	1,628,036
		8,455,893
Health Care Equipment & Services 0.3%
Alibaba Health Information Technology Ltd. *	2,726,419	1,389,022
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	1,949,016	1,530,710
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	695,000	2,011,209
Sinopharm Group Co., Ltd., H Shares	937,493	4,282,960
		9,213,901
Household & Personal Products 0.1%
Hengan International Group Co., Ltd.	653,930	4,586,141
Insurance 2.3%
China Life Insurance Co., Ltd., H Shares	6,738,909	22,138,874
China Pacific Insurance (Group) Co., Ltd., H Shares	2,367,508	9,479,208
China Reinsurance Group Corp., H shares	5,733,052	1,302,222
China Taiping Insurance Holdings Co., Ltd. *	1,433,764	3,817,875
New China Life Insurance Co., Ltd., H Shares	769,290	4,151,280
PICC Property & Casualty Co., Ltd., H Shares	4,213,558	7,029,401
Ping An Insurance Group Co. of China Ltd., H Shares	4,562,362	29,244,972
The People's Insurance Co. Group of China Ltd., H Shares	6,752,698	2,911,673
		80,075,505
Materials 0.7%
Aluminum Corp. of China Ltd., H Shares *	3,765,772	1,754,230
Angang Steel Co., Ltd., H Shares *	1,096,978	732,027
Anhui Conch Cement Co., Ltd., H Shares	1,138,802	3,777,763
BBMG Corp., H Shares	2,160,894	1,064,855
China BlueChemical Ltd., H Shares	2,282,904	580,068
China Hongqiao Group Ltd. (c)	874,246	537,846
China Molybdenum Co., Ltd., H Shares	4,205,508	1,316,844
China National Building Material Co., Ltd., H Shares	3,240,548	1,800,663
China Resources Cement Holdings Ltd.	1,835,160	909,049
China Zhongwang Holdings Ltd.	1,294,787	553,310
Jiangxi Copper Co., Ltd., H Shares	1,036,139	1,558,374
Security	Number of Shares	Value ($)
Lee & Man Paper Manufacturing Ltd.	1,237,160	1,074,832
Nine Dragons Paper Holdings Ltd.	1,390,000	1,648,211
Shandong Chenming Paper Holdings Ltd., H Shares	717,632	834,365
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	3,455,819	2,031,152
Zhaojin Mining Industry Co., Ltd., H Shares	922,052	753,739
Zijin Mining Group Co., Ltd., H Shares	5,992,624	1,968,715
		22,896,043
Media 0.1%
Alibaba Pictures Group Ltd. *	11,459,541	1,985,304
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
3SBio, Inc. *	922,051	1,280,289
China Medical System Holdings Ltd.	1,145,740	2,031,983
China Traditional Chinese Medicine Holdings Co., Ltd.	1,736,681	924,899
CSPC Pharmaceutical Group Ltd.	4,275,685	6,397,794
Luye Pharma Group Ltd.	1,590,736	957,408
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	355,043	1,360,039
Sino Biopharmaceutical Ltd.	3,810,872	3,398,874
		16,351,286
Real Estate 1.7%
Beijing North Star Co., Ltd., Class H	1,889,833	795,469
China Evergrande Group (a)	3,939,641	7,067,890
China Jinmao Holdings Group Ltd.	4,613,773	1,509,810
China Overseas Land & Investment Ltd.	3,542,158	10,636,770
China Resources Land Ltd.	2,500,859	7,349,379
China Vanke Co., Ltd., H Shares	1,447,016	3,843,878
Country Garden Holdings Co., Ltd.	6,563,243	7,757,184
Fullshare Holdings Ltd. *(a)	7,944,993	3,242,251
Greentown China Holdings Ltd. *	799,650	841,472
Guangzhou R&F Properties Co., Ltd., H Shares	1,234,704	1,996,454
Longfor Properties Co., Ltd.	1,390,000	2,829,072
Renhe Commercial Holdings Co., Ltd. *	19,460,000	484,474
Shenzhen Investment Ltd.	2,822,060	1,347,210
Shimao Property Holdings Ltd.	1,390,000	2,372,425
Sino-Ocean Group Holding Ltd.	3,775,945	1,904,339
SOHO China Ltd. *	1,807,058	904,404
Sunac China Holdings Ltd.	2,199,601	3,573,581
Yuexiu Property Co., Ltd.	6,740,344	1,176,378
		59,632,440
Retailing 0.1%
Golden Eagle Retail Group Ltd.	354,102	508,947
GOME Electrical Appliances Holding Ltd.	12,211,295	1,582,738
Zhongsheng Group Holdings Ltd.	1,009,771	1,552,407
		3,644,092
Semiconductors & Semiconductor Equipment 0.0%
GCL-Poly Energy Holdings Ltd. *	12,067,262	1,285,325
Software & Services 5.0%
Kingsoft Corp., Ltd.	798,192	2,145,939
Tencent Holdings Ltd.	4,853,009	166,656,855
TravelSky Technology Ltd., H Shares	888,811	2,623,392
		171,426,186
Technology Hardware & Equipment 0.5%
China Railway Signal & Communication Corp., Ltd., H shares	1,415,961	1,024,841
Kingboard Chemical Holdings Ltd.	612,185	2,258,637
Kingboard Laminates Holdings Ltd.	947,113	1,116,975
Legend Holdings Corp., H Shares	387,958	1,132,640
Lenovo Group Ltd.	6,386,135	4,179,595

3

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sunny Optical Technology Group Co., Ltd.	615,254	4,792,577
ZTE Corp., H Shares	664,545	1,352,551
		15,857,816
Telecommunication Services 2.0%
China Communications Services Corp., Ltd., H Shares	2,377,143	1,412,415
China Mobile Ltd.	4,759,782	52,805,363
China Telecom Corp., Ltd., H Shares	13,743,920	6,825,706
China Unicom (Hong Kong) Ltd. *	5,102,046	7,320,018
		68,363,502
Transportation 0.7%
Air China Ltd., H Shares	2,014,510	1,915,639
Anhui Expressway Co., Ltd., Class H	427,509	331,366
Beijing Capital International Airport Co., Ltd., H Shares	1,391,602	2,032,279
CAR, Inc. *(a)	870,537	789,828
China Eastern Airlines Corp., Ltd., H Shares	1,639,101	961,275
China Merchants Port Holdings Co., Ltd.	1,150,211	3,409,694
China Southern Airlines Co., Ltd., H Shares	1,626,548	1,244,054
COSCO Shipping Development Co., Ltd. *	4,683,123	1,009,650
COSCO Shipping Energy Transportation Co., Ltd., H Shares	1,217,007	694,991
COSCO SHIPPING Holdings Co., Ltd., H Shares *	2,977,675	1,352,716
COSCO SHIPPING Ports Ltd.	1,682,682	1,965,031
Guangshen Railway Co., Ltd., H shares	1,411,030	771,386
Jiangsu Expressway Co., Ltd., H Shares	1,319,632	1,917,014
Shenzhen Expressway Co., Ltd., H shares	656,768	627,905
Shenzhen International Holdings Ltd.	745,418	1,209,130
Sinotrans Ltd., H Shares	1,651,704	773,662
Zhejiang Expressway Co., Ltd., H Shares	1,351,546	1,585,269
		22,590,889
Utilities 0.9%
Beijing Enterprises Water Group Ltd.	3,716,992	2,976,475
Beijing Jingneng Clean Energy Co., Ltd., H Shares	2,022,637	602,188
CGN Power Co., Ltd., H Shares	8,688,971	2,575,765
China Gas Holdings Ltd.	1,551,328	2,365,081
China Longyuan Power Group Corp., Ltd., H Shares	3,132,306	2,359,545
China Power International Development Ltd.	2,749,953	1,048,112
China Resources Gas Group Ltd.	785,972	2,410,632
China Resources Power Holdings Co., Ltd.	1,886,418	3,892,691
Datang International Power Generation Co., Ltd., H Shares	2,839,176	1,038,396
ENN Energy Holdings Ltd.	685,644	3,607,518
Guangdong Investment Ltd.	2,587,367	3,732,075
Huadian Fuxin Energy Corp., Ltd., H Shares	2,513,397	587,028
Huadian Power International Corp., Ltd., H Shares	1,498,668	709,672
Huaneng Power International, Inc., H Shares	3,706,497	2,958,557
Huaneng Renewables Corp., Ltd., H Shares	3,838,122	1,270,763
		32,134,498
		894,513,579

Colombia 0.5%
Banks 0.1%
Bancolombia S.A. ADR	99,379	4,373,670
Security	Number of Shares	Value ($)
Diversified Financials 0.1%
Grupo de Inversiones Suramericana S.A.	217,348	2,870,365
Energy 0.1%
Ecopetrol S.A. ADR	222,987	2,035,871
Food & Staples Retailing 0.0%
Almacenes Exito S.A.	220,003	1,174,215
Materials 0.1%
Cementos Argos S.A.	444,275	1,781,450
Cemex Latam Holdings S.A. *	155,680	619,984
Grupo Argos S.A.	307,447	2,202,628
		4,604,062
Utilities 0.1%
Interconexion Electrica S.A. ESP	314,487	1,517,106
		16,575,289

Czech Republic 0.2%
Banks 0.1%
Komercni Banka A/S	76,760	3,061,189
Moneta Money Bank A/S	434,596	1,480,779
		4,541,968
Utilities 0.1%
CEZ A/S	160,058	3,046,083
		7,588,051

Egypt 0.2%
Banks 0.2%
Commercial International Bank Egypt SAE GDR	1,057,383	4,652,485
Telecommunication Services 0.0%
Global Telecom Holding SAE GDR *(c)	585,000	1,050,414
Orascom Telecom Media & Technology Holding SAE GDR *	176,826	37,611
		1,088,025
		5,740,510

Greece 0.5%
Banks 0.2%
Alpha Bank AE *	1,066,000	2,457,370
Eurobank Ergasias S.A. *	1,360,000	1,376,388
National Bank of Greece S.A. *	6,500,000	2,273,177
Piraeus Bank S.A. *	6,800,000	1,521,674
		7,628,609
Consumer Services 0.1%
OPAP S.A.	190,000	2,115,185
Energy 0.0%
Motor Oil Hellas Corinth Refineries S.A.	65,000	1,252,806
Materials 0.0%
Titan Cement Co. S.A.	35,000	1,029,592
Retailing 0.1%
FF Group *	27,000	604,194
JUMBO S.A.	80,000	1,449,256
		2,053,450
Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A.	218,000	2,488,181
		16,567,823

Hungary 0.4%
Banks 0.2%
OTP Bank plc	180,129	5,620,962

4

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Energy 0.1%
MOL Hungarian Oil & Gas plc	57,616	4,689,721
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt	129,621	3,316,256
		13,626,939

India 12.5%
Automobiles & Components 1.2%
Bajaj Auto Ltd.	60,413	2,664,792
Bharat Forge Ltd.	83,680	1,517,251
Bosch Ltd.	6,979	2,524,420
Hero MotoCorp Ltd.	88,961	5,164,274
Mahindra & Mahindra Ltd.	308,580	6,776,851
Maruti Suzuki India Ltd.	100,316	11,211,697
Motherson Sumi Systems Ltd. *	373,962	2,611,416
Tata Motors Ltd.	1,137,344	8,393,465
		40,864,166
Banks 2.6%
Axis Bank Ltd.	1,546,757	12,323,472
Bank of Baroda *	415,304	1,146,077
HDFC Bank Ltd.	212,895	5,398,927
Housing Development Finance Corp., Ltd.	1,431,589	34,832,300
ICICI Bank Ltd.	1,547,840	7,831,562
IDFC Bank Ltd.	1,259,644	1,123,567
Indiabulls Housing Finance Ltd.	318,355	5,726,640
IndusInd Bank Ltd.	179,754	4,125,260
Kotak Mahindra Bank Ltd.	264,408	3,958,948
LIC Housing Finance Ltd.	221,992	2,525,796
State Bank of India	1,489,092	6,653,832
Yes Bank Ltd.	226,781	5,031,044
		90,677,425
Capital Goods 0.7%
ABB India Ltd.	61,504	1,391,371
Ashok Leyland Ltd.	1,189,934	1,742,851
Bharat Electronics Ltd.	573,846	1,535,563
Bharat Heavy Electricals Ltd.	642,238	1,375,655
CG Power & Industrial Solutions Ltd. *	385,569	494,511
Cummins India Ltd.	104,310	1,521,969
Eicher Motors Ltd. *	11,575	5,101,288
Havells India Ltd.	194,706	1,470,857
Larsen & Toubro Ltd.	218,243	5,955,680
Siemens Ltd.	84,790	1,797,188
		22,386,933
Consumer Durables & Apparel 0.1%
Rajesh Exports Ltd.	132,854	1,339,968
Titan Co., Ltd. *	289,367	2,129,888
		3,469,856
Diversified Financials 0.3%
Bajaj Finance Ltd.	147,944	3,042,689
Bajaj Holdings & Investment Ltd.	24,110	769,917
Mahindra & Mahindra Financial Services Ltd.	246,744	1,372,542
Power Finance Corp., Ltd.	579,717	1,199,957
Reliance Capital Ltd.	117,138	1,019,420
Rural Electrification Corp., Ltd.	628,338	1,881,995
Shriram Transport Finance Co., Ltd.	149,498	2,363,421
		11,649,941
Energy 1.8%
Bharat Petroleum Corp., Ltd.	606,639	6,982,648
Coal India Ltd.	1,265,020	5,147,722
Hindustan Petroleum Corp., Ltd.	345,427	2,967,074
Indian Oil Corp., Ltd.	1,054,750	7,020,496
Oil & Natural Gas Corp., Ltd.	2,832,250	7,769,812
Petronet LNG Ltd.	101,621	692,856
Security	Number of Shares	Value ($)
Reliance Industries Ltd. *	1,437,390	29,868,394
The Great Eastern Shipping Co., Ltd.	67,043	408,264
		60,857,266
Food, Beverage & Tobacco 0.6%
Britannia Industries Ltd.	28,094	1,538,225
ITC Ltd.	2,774,692	13,409,005
Nestle India Ltd.	25,235	2,599,025
United Breweries Ltd.	53,511	664,367
United Spirits Ltd. *	62,615	2,198,464
		20,409,086
Household & Personal Products 0.6%
Colgate-Palmolive (India) Ltd.	60,298	948,161
Dabur India Ltd.	466,557	2,024,374
Emami Ltd.	42,315	714,181
Godrej Consumer Products Ltd.	115,868	3,253,265
Hindustan Unilever Ltd.	652,668	10,793,502
Marico Ltd.	404,584	1,968,992
		19,702,475
Insurance 0.1%
Bajaj Finserv Ltd. *	36,375	2,363,360
Materials 1.1%
Ambuja Cements Ltd.	803,746	3,005,327
Asian Paints Ltd.	253,567	4,524,277
Castrol India Ltd.	104,609	687,692
Hindalco Industries Ltd.	741,123	2,305,384
Hindustan Zinc Ltd.	246,237	917,283
JSW Steel Ltd.	1,267,930	3,809,489
NMDC Ltd.	835,746	1,433,281
Pidilite Industries Ltd.	128,649	1,535,633
Shree Cement Ltd.	7,700	2,148,750
Steel Authority of India Ltd. *	943,581	835,798
Tata Steel Ltd.	272,440	2,131,129
UltraTech Cement Ltd.	75,268	4,894,053
UPL Ltd.	336,409	4,490,841
Vedanta Ltd.	1,539,285	5,693,589
		38,412,526
Media 0.1%
Sun TV Network Ltd.	103,832	1,284,221
Zee Entertainment Enterprises Ltd.	493,549	3,938,371
		5,222,592
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Aurobindo Pharma Ltd.	232,145	2,065,810
Cadila Healthcare Ltd.	230,848	1,660,517
Cipla Ltd.	284,544	2,277,190
Divi's Laboratories Ltd. *	68,180	615,173
Dr. Reddy's Laboratories Ltd.	75,514	2,953,906
Glenmark Pharmaceuticals Ltd.	124,478	1,228,285
Lupin Ltd.	195,024	3,509,344
Piramal Enterprises Ltd. *	77,280	3,275,656
Sun Pharmaceutical Industries Ltd.	1,000,422	7,777,614
Torrent Pharmaceuticals Ltd.	35,050	669,927
Wockhardt Ltd.	29,334	281,792
		26,315,214
Real Estate 0.0%
DLF Ltd. *	551,830	1,535,665
Software & Services 1.7%
HCL Technologies Ltd.	483,253	6,473,208
Infosys Ltd.	1,710,514	25,902,940
Oracle Financial Services Software Ltd.	19,460	1,063,167
Tata Consultancy Services Ltd.	425,678	16,801,482
Tech Mahindra Ltd.	448,002	2,708,010
Wipro Ltd.	529,786	4,397,092
		57,345,899

5

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.3%
Bharti Airtel Ltd.	1,151,014	6,628,321
Bharti Infratel Ltd.	486,280	2,763,023
Idea Cellular Ltd.	1,336,406	1,657,044
Reliance Communications Ltd. *	1,082,972	334,022
		11,382,410
Transportation 0.1%
Adani Ports & Special Economic Zone Ltd. *	790,057	4,151,105
InterGlobe Aviation Ltd.	40,979	703,033
		4,854,138
Utilities 0.4%
GAIL India Ltd.	420,768	2,699,906
NHPC Ltd.	2,045,022	958,802
NTPC Ltd.	1,793,837	4,454,009
Power Grid Corp. of India Ltd.	739,019	2,381,882
Reliance Infrastructure Ltd.	161,240	1,196,805
Tata Power Co., Ltd.	930,408	1,168,057
		12,859,461
		430,308,413

Indonesia 2.8%
Automobiles & Components 0.3%
PT Astra International Tbk	18,418,907	12,099,507
Banks 1.1%
PT Bank Central Asia Tbk	11,114,751	14,310,659
PT Bank Danamon Indonesia Tbk	2,596,744	1,018,618
PT Bank Mandiri (Persero) Tbk	8,476,981	8,018,766
PT Bank Negara Indonesia (Persero) Tbk	6,568,602	3,230,056
PT Bank Rakyat Indonesia (Persero) Tbk	9,647,084	10,483,599
		37,061,698
Energy 0.1%
PT Adaro Energy Tbk	11,229,326	1,281,424
PT Tambang Batubara Bukit Asam (Persero) Tbk	798,316	653,277
PT United Tractors Tbk	1,336,683	2,787,265
		4,721,966
Food, Beverage & Tobacco 0.3%
PT Astra Agro Lestari Tbk	431,625	463,381
PT Charoen Pokphand Indonesia Tbk	6,504,028	1,547,881
PT Gudang Garam Tbk	410,845	2,280,930
PT Hanjaya Mandala Sampoerna Tbk	8,030,501	2,369,360
PT Indofood CBP Sukses Makmur Tbk	2,116,244	1,382,231
PT Indofood Sukses Makmur Tbk	3,984,320	2,617,327
		10,661,110
Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	1,023,369	3,547,602
Materials 0.1%
PT Indocement Tunggal Prakarsa Tbk	1,217,857	1,691,468
PT Semen Indonesia (Persero) Tbk	2,730,051	1,936,860
PT Vale Indonesia Tbk *	2,254,918	322,494
		3,950,822
Media 0.1%
PT Media Nusantara Citra Tbk *	4,762,976	679,403
PT Surya Citra Media Tbk	5,238,214	1,144,385
		1,823,788
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	17,975,603	2,078,260
Real Estate 0.0%
PT Bumi Serpong Damai Tbk	6,926,721	941,244
Retailing 0.1%
PT Matahari Department Store Tbk	2,007,572	2,275,851
Security	Number of Shares	Value ($)
Telecommunication Services 0.5%
PT Telekomunikasi Indonesia (Persero) Tbk	45,522,639	14,866,628
PT Tower Bersama Infrastructure Tbk	1,873,900	812,445
PT XL Axiata Tbk *	3,436,365	763,637
		16,442,710
Transportation 0.0%
PT Jasa Marga Persero Tbk	1,950,577	768,809
Utilities 0.0%
PT Perusahaan Gas Negara (Persero) Tbk	8,307,244	1,496,801
		97,870,168

Malaysia 3.5%
Automobiles & Components 0.0%
UMW Holdings Berhad *	637,600	893,832
Banks 1.1%
Alliance Financial Group Berhad	998,680	1,010,347
AMMB Holdings Berhad	1,872,672	2,279,584
CIMB Group Holdings Berhad	5,158,124	7,713,083
Hong Leong Bank Berhad	567,007	1,857,345
Malayan Banking Berhad	4,916,800	10,844,531
Public Bank Berhad	2,864,854	13,427,330
RHB Capital Berhad	1,158,600	1,459,078
		38,591,298
Capital Goods 0.4%
Gamuda Berhad	1,920,116	2,395,659
HAP Seng Consolidated Berhad	589,934	1,265,325
IJM Corp. Berhad	2,797,136	2,274,307
Sime Darby Berhad	3,171,400	6,905,946
		12,841,237
Consumer Services 0.3%
Berjaya Sports Toto Berhad	842,500	492,115
Genting Berhad	2,096,400	4,883,436
Genting Malaysia Berhad	2,696,220	3,534,064
		8,909,615
Energy 0.1%
Bumi Armada Berhad *	3,342,500	605,242
Petronas Dagangan Berhad	295,500	1,698,435
Sapura Energy Berhad	4,217,780	1,744,269
		4,047,946
Food, Beverage & Tobacco 0.3%
British American Tobacco Malaysia Berhad	139,000	1,448,458
Felda Global Ventures Holdings Berhad	1,674,300	684,585
IOI Corp. Berhad	3,393,092	3,607,142
Kuala Lumpur Kepong Berhad	579,448	3,352,134
PPB Group Berhad	561,848	2,205,385
		11,297,704
Health Care Equipment & Services 0.1%
IHH Healthcare Berhad	2,380,400	3,220,214
Materials 0.1%
Petronas Chemicals Group Berhad	2,660,600	4,556,588
Media 0.0%
Astro Malaysia Holdings Berhad	1,947,900	1,155,997
Real Estate 0.1%
IOI Properties Group Berhad	1,741,850	862,785
KLCCP Stapled Group	422,544	771,044
UEM Sunrise Berhad	1,021,900	300,840
		1,934,669

6

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.4%
Axiata Group Berhad	4,108,952	4,876,980
DiGi.com Berhad	3,498,200	4,045,816
Maxis Berhad	2,401,124	3,450,213
Telekom Malaysia Berhad	1,004,800	1,521,286
		13,894,295
Transportation 0.2%
AirAsia Berhad	1,131,600	787,890
Malaysia Airports Holdings Berhad	923,700	1,877,614
MISC Berhad	1,311,900	2,298,890
		4,964,394
Utilities 0.4%
Petronas Gas Berhad	598,136	2,593,786
Tenaga Nasional Berhad	3,208,374	10,329,765
YTL Corp. Berhad	3,619,412	1,268,486
YTL Power International Berhad	2,831,101	1,012,052
		15,204,089
		121,511,878

Mexico 4.5%
Banks 0.6%
Banregio Grupo Financiero S.A.B. de C.V.	209,174	1,173,736
Grupo Elektra S.A.B. de C.V.	41,700	1,711,480
Grupo Financiero Banorte S.A.B. de C.V., O Shares	2,056,741	11,815,938
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	1,967,380	3,250,946
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	1,441,673	2,632,045
		20,584,145
Capital Goods 0.1%
Alfa S.A.B. de C.V., A Shares	2,534,664	3,648,871
Grupo Carso S.A.B. de C.V., Series A1	330,141	1,385,371
		5,034,242
Consumer Services 0.1%
Alsea S.A.B. de C.V.	468,530	1,682,968
Diversified Financials 0.1%
Gentera S.A.B. de C.V.	1,112,000	1,784,571
Food & Staples Retailing 0.3%
Organizacion Soriana S.A.B. de C.V., B Shares *	232,191	510,329
Wal-Mart de Mexico S.A.B. de C.V.	4,973,695	11,365,148
		11,875,477
Food, Beverage & Tobacco 0.9%
Arca Continental S.A.B. de C.V.	258,993	1,845,795
Coca-Cola Femsa S.A.B. de C.V., Series L	379,576	3,044,760
Fomento Economico Mexicano S.A.B. de C.V.	1,982,652	18,625,465
Gruma S.A.B. de C.V., B Shares	160,140	2,083,127
Grupo Bimbo S.A.B. de C.V., Series A	1,730,028	3,980,957
Grupo Lala S.A.B. de C.V.	434,541	734,313
		30,314,417
Household & Personal Products 0.0%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	710,584	1,400,663
Materials 0.8%
Alpek S.A.B. de C.V.	360,013	437,796
Cemex S.A.B. de C.V., Series CPO *	12,071,625	9,954,356
Grupo Mexico S.A.B. de C.V., Series B	3,528,669	9,529,395
Industrias CH S.A.B. de C.V., Series B *	132,645	660,820
Industrias Penoles S.A.B. de C.V.	112,105	2,430,426
Mexichem S.A.B. de C.V.	1,040,084	2,718,709
		25,731,502
Security	Number of Shares	Value ($)
Media 0.4%
Grupo Televisa S.A.B., Series CPO	2,253,263	10,867,592
Megacable Holdings S.A.B. de C.V., Series CPO	311,754	1,196,681
		12,064,273
Real Estate 0.1%
Concentradora Fibra Danhos S.A. de C.V.	204,751	357,497
Fibra Uno Administracion S.A. de C.V.	2,300,153	4,065,287
		4,422,784
Retailing 0.0%
El Puerto de Liverpool S.A.B. de C.V., Series C1	178,503	1,352,628
Telecommunication Services 0.6%
America Movil S.A.B. de C.V., Series L	26,359,623	21,102,020
Telesites S.A.B. de C.V. *	1,251,278	782,894
		21,884,914
Transportation 0.4%
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Series A *	573,339	746,268
Grupo Aeromexico S.A.B. de C.V. *	340,614	694,896
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	189,344	1,020,950
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	306,888	3,060,051
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	211,888	4,163,700
OHL Mexico S.A.B. de C.V.	834,000	924,100
Promotora y Operadora de Infraestructura S.A.B. de C.V.	185,315	1,915,306
		12,525,271
Utilities 0.1%
Infraestructura Energetica Nova S.A.B. de C.V.	479,851	2,232,486
		152,890,341

Peru 0.4%
Banks 0.3%
Credicorp Ltd.	59,316	9,936,616
Materials 0.1%
Companhia de Minas Buenaventura S.A. ADR	189,323	2,355,178
		12,291,794

Philippines 1.5%
Banks 0.2%
Bank of the Philippine Islands	1,436,376	3,041,568
BDO Unibank, Inc.	1,634,967	4,023,776
Metropolitan Bank & Trust Co.	1,176,081	2,066,264
		9,131,608
Capital Goods 0.5%
Aboitiz Equity Ventures, Inc.	2,057,680	3,143,879
Alliance Global Group, Inc.	4,309,000	1,340,097
DMCI Holdings, Inc.	3,787,088	1,022,571
JG Summit Holdings, Inc.	2,827,744	4,524,958
LT Group, Inc.	3,058,000	982,983
SM Investments Corp.	434,293	6,718,345
		17,732,833
Consumer Services 0.1%
Bloomberry Resorts Corp. *	2,628,704	496,430
Jollibee Foods Corp.	392,294	1,612,524
		2,108,954

7

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diversified Financials 0.2%
Ayala Corp.	221,735	3,866,720
GT Capital Holdings, Inc.	37,699	905,079
Metro Pacific Investments Corp.	10,628,598	1,338,851
		6,110,650
Food, Beverage & Tobacco 0.1%
Universal Robina Corp.	788,733	2,567,046
Real Estate 0.2%
Ayala Land, Inc.	2,174,798	1,721,488
Megaworld Corp.	10,600,528	1,000,954
SM Prime Holdings, Inc.	8,123,437	5,499,946
		8,222,388
Telecommunication Services 0.1%
Globe Telecom, Inc.	5,976	253,327
PLDT, Inc.	44,013	1,527,965
		1,781,292
Transportation 0.0%
International Container Terminal Services, Inc.	299,076	600,856
Utilities 0.1%
Aboitiz Power Corp.	1,579,781	1,245,734
Energy Development Corp.	8,114,043	994,388
Manila Electric Co.	195,624	1,076,865
		3,316,987
		51,572,614

Poland 1.6%
Banks 0.6%
Alior Bank S.A. *	81,057	1,485,466
Bank Handlowy w Warszawie S.A.	31,075	580,342
Bank Millennium S.A. *	583,800	1,091,845
Bank Pekao S.A.	140,886	5,224,380
Bank Zachodni WBK S.A.	25,833	2,354,954
mBank S.A. *	11,606	1,316,082
Powszechna Kasa Oszczednosci Bank Polski S.A. *	802,931	7,877,309
		19,930,378
Consumer Durables & Apparel 0.1%
CCC S.A.	19,133	1,079,668
LPP S.A.	1,100	1,853,576
		2,933,244
Energy 0.4%
Grupa Lotos S.A. *	58,946	852,483
Polski Koncern Naftowy Orlen S.A.	289,650	8,261,927
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,571,698	2,681,826
		11,796,236
Food & Staples Retailing 0.0%
Eurocash S.A.	151,393	1,256,235
Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	514,450	6,128,140
Materials 0.2%
Grupa Azoty S.A.	44,013	749,349
Jastrzebska Spolka Weglowa S.A. *	44,816	805,531
KGHM Polska Miedz S.A.	130,993	3,720,582
Synthos S.A.	413,261	544,137
		5,819,599
Media 0.0%
Cyfrowy Polsat S.A. *	162,111	1,163,956
Software & Services 0.0%
Asseco Poland S.A.	67,118	872,915
Security	Number of Shares	Value ($)
Telecommunication Services 0.0%
Orange Polska S.A.	553,265	677,932
Utilities 0.1%
Enea S.A. *	244,640	742,837
PGE S.A.	701,177	2,057,492
Tauron Polska Energia S.A. *	1,009,155	873,176
		3,673,505
		54,252,140

Qatar 1.0%
Banks 0.5%
Commercial Bank QSC *	181,294	1,548,457
Doha Bank QSC	144,578	1,234,861
Masraf Al Rayan QSC	331,862	4,037,539
Qatar International Islamic Bank QSC	32,899	551,148
Qatar Islamic Bank SAQ	54,335	1,525,057
Qatar National Bank SAQ	206,680	8,343,941
		17,241,003
Capital Goods 0.1%
Aamal Co.	153,570	558,828
Industries Qatar QSC	135,731	3,817,108
		4,375,936
Energy 0.1%
Gulf International Services QSC	39,964	252,875
Qatar Gas Transport Co., Ltd.	271,675	1,407,171
		1,660,046
Insurance 0.1%
Qatar Insurance Co. SAQ	129,546	2,401,504
Real Estate 0.1%
Barwa Real Estate Co.	86,262	803,109
Ezdan Holding Group QSC	138,087	414,504
United Development Co. QSC	154,385	812,798
		2,030,411
Telecommunication Services 0.1%
Ooredoo QSC	96,753	2,771,432
Vodafone Qatar QSC *	271,675	652,850
		3,424,282
Transportation 0.0%
Qatar Navigation QSC	48,887	933,112
Utilities 0.0%
Qatar Electricity & Water Co. QSC	26,547	1,530,324
		33,596,618

Russia 4.1%
Banks 0.8%
Sberbank of Russia PJSC *	8,921,090	24,506,770
VTB Bank PJSC GDR	1,800,000	4,041,000
		28,547,770
Diversified Financials 0.1%
Moscow Exchange MICEX-RTS PJSC *	1,429,006	2,542,693
Energy 2.1%
Gazprom PAO *	1	2
Gazprom PAO ADR	5,011,664	20,866,063
LUKOIL PJSC *	425,994	20,660,850
NOVATEK OAO *	1,018,175	11,497,911
Rosneft OJSC *	948,018	5,036,332
Surgutneftegas *	6,832,490	3,644,799
Tatneft PAO *	1,319,572	8,938,567
		70,644,524
Food & Staples Retailing 0.3%
Magnit PJSC GDR	252,602	9,030,522

8

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materials 0.5%
ALROSA PAO *	2,522,098	3,925,608
Magnitogorsk Iron & Steel Works OJSC *	1,744,630	955,724
MMC Norilsk Nickel PJSC *	50,274	6,998,725
Novolipetsk Steel AO *	976,468	1,986,911
PhosAgro OAO GDR	98,871	1,403,968
Severstal PAO *	176,902	2,301,557
		17,572,493
Real Estate 0.0%
LSR Group PJSC GDR	205,787	629,708
Telecommunication Services 0.2%
MegaFon PJSC GDR	117,416	1,262,222
Mobile TeleSystems PJSC *	970,343	4,042,918
Rostelecom PJSC *	1,064,104	1,340,381
Sistema JSFC *	2,645,606	580,507
		7,226,028
Transportation 0.0%
Aeroflot-Russian Airlines PJSC *	412,267	1,369,805
Utilities 0.1%
E.ON Russia JSC *	13,861,246	634,180
Federal Grid Co. Unified Energy System PJSC *	257,954,051	745,745
Inter RAO PJSC *	21,168,988	1,487,651
Rosseti PJSC *	29,937,127	402,894
RusHydro PJSC *	118,620,298	1,629,961
		4,900,431
		142,463,974

South Africa 8.8%
Banks 0.7%
Barclays Africa Group Ltd.	378,990	3,995,041
Capitec Bank Holdings Ltd.	48,891	2,887,503
Nedbank Group Ltd.	197,125	3,290,487
Standard Bank Group Ltd.	1,089,903	12,112,191
		22,285,222
Capital Goods 0.2%
Barloworld Ltd.	246,030	2,173,106
Reunert Ltd.	161,808	887,804
The Bidvest Group Ltd.	352,289	4,564,762
		7,625,672
Consumer Durables & Apparel 0.4%
Steinhoff International Holdings N.V.	2,437,050	12,937,226
Consumer Services 0.0%
Sun International Ltd.	111,200	548,147
Tsogo Sun Holdings Ltd.	488,299	883,928
		1,432,075
Diversified Financials 0.8%
Brait SE *	305,873	1,886,792
Coronation Fund Managers Ltd.	246,217	1,316,954
FirstRand Ltd.	2,713,487	10,147,088
Investec Ltd.	238,450	1,865,285
JSE Ltd.	79,791	799,892
PSG Group Ltd.	90,910	1,651,599
Remgro Ltd.	474,954	7,841,311
RMB Holdings Ltd.	615,800	2,872,527
		28,381,448
Energy 0.0%
Exxaro Resources Ltd.	126,490	979,305
Food & Staples Retailing 0.6%
Bid Corp., Ltd.	314,140	7,138,890
Clicks Group Ltd.	237,771	2,456,283
Massmart Holdings Ltd.	109,870	968,031
Pick n Pay Stores Ltd.	327,178	1,492,942
Security	Number of Shares	Value ($)
Shoprite Holdings Ltd.	403,430	6,394,302
The SPAR Group Ltd.	176,530	2,288,180
		20,738,628
Food, Beverage & Tobacco 0.2%
AVI Ltd.	297,492	2,225,846
Pioneer Foods Group Ltd.	139,195	1,498,962
Tiger Brands Ltd.	148,090	4,312,565
		8,037,373
Health Care Equipment & Services 0.2%
Life Healthcare Group Holdings Ltd.	1,225,656	2,596,081
Netcare Ltd.	1,336,240	2,732,015
		5,328,096
Insurance 0.5%
Discovery Ltd.	321,683	3,125,531
Liberty Holdings Ltd.	64,996	563,689
MMI Holdings Ltd.	1,248,296	2,075,089
Rand Merchant Investment Holdings Ltd.	590,312	1,805,910
Sanlam Ltd.	1,537,452	8,001,921
		15,572,140
Materials 1.1%
AECI Ltd.	105,692	859,082
African Rainbow Minerals Ltd.	105,752	651,213
Anglo American Platinum Ltd. *	54,635	1,155,616
AngloGold Ashanti Ltd.	387,810	4,367,412
Gold Fields Ltd.	759,065	2,671,011
Harmony Gold Mining Co., Ltd.	384,412	766,127
Impala Platinum Holdings Ltd. *	543,490	1,515,528
Kumba Iron Ore Ltd. *	53,022	631,499
Mondi Ltd.	109,246	2,860,673
Nampak Ltd. *	725,609	1,128,068
Northam Platinum Ltd. *	318,995	1,063,942
Sappi Ltd.	519,889	3,809,004
Sasol Ltd.	510,599	15,182,927
Sibanye Gold Ltd.	639,759	767,541
		37,429,643
Media 2.3%
Naspers Ltd., N Shares	385,750	79,440,877
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Aspen Pharmacare Holdings Ltd.	331,345	7,463,037
Real Estate 0.6%
Fortress Income Fund Ltd.	597,907	1,586,559
Fortress Income Fund Ltd., A Shares	1,142,186	1,469,932
Growthpoint Properties Ltd.	2,590,317	4,928,699
Hyprop Investments Ltd.	250,961	2,259,672
New Europe Property Investments plc	259,224	3,007,775
Redefine Properties Ltd.	4,360,445	3,488,687
Resilient REIT Ltd.	250,627	2,285,935
Rockcastle Global Real Estate Co., Ltd.	324,629	809,957
		19,837,216
Retailing 0.4%
Imperial Holdings Ltd.	158,841	1,999,629
Mr Price Group Ltd.	214,251	2,437,209
Super Group Ltd. *	267,668	758,778
The Foschini Group Ltd.	173,076	1,817,880
Truworths International Ltd.	379,876	2,156,316
Woolworths Holdings Ltd.	878,856	4,492,171
		13,661,983
Software & Services 0.0%
EOH Holdings Ltd.	104,386	995,472
Telecommunication Services 0.6%
MTN Group Ltd.	1,557,404	13,877,712
Telkom S.A. SOC Ltd.	305,800	1,710,323
Vodacom Group Ltd.	457,712	5,736,391
		21,324,426

9

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transportation 0.0%
Grindrod Ltd. *	415,610	359,625
		303,829,464

Taiwan 14.8%
Automobiles & Components 0.1%
Cheng Shin Rubber Industry Co., Ltd.	1,692,277	3,415,047
Yulon Motor Co., Ltd.	588,192	526,027
		3,941,074
Banks 1.5%
Chang Hwa Commercial Bank Ltd.	5,153,019	3,006,599
China Development Financial Holding Corp.	13,445,308	3,674,339
CTBC Financial Holding Co., Ltd.	16,416,792	10,451,862
E.Sun Financial Holding Co., Ltd.	7,823,766	4,837,995
Far Eastern International Bank	2,077,474	664,427
First Financial Holding Co., Ltd.	8,460,902	5,414,820
Hua Nan Financial Holdings Co., Ltd.	7,051,745	4,044,104
Mega Financial Holding Co., Ltd.	10,495,901	8,461,904
SinoPac Financial Holdings Co., Ltd.	8,796,370	2,722,637
Taishin Financial Holding Co., Ltd.	8,529,523	3,814,026
Taiwan Business Bank	3,653,000	1,022,582
Taiwan Cooperative Financial Holding Co., Ltd.	7,632,213	3,945,640
		52,060,935
Capital Goods 0.2%
Far Eastern New Century Corp.	3,830,799	3,107,533
Taiwan Glass Industry Corp. *	1,447,311	673,638
Teco Electric & Machinery Co., Ltd.	1,565,000	1,511,462
Walsin Lihwa Corp.	3,356,000	1,389,082
		6,681,715
Commercial & Professional Services 0.0%
Taiwan Secom Co., Ltd.	210,000	621,364
Consumer Durables & Apparel 0.2%
Eclat Textile Co., Ltd.	172,069	1,753,354
Feng TAY Enterprise Co., Ltd.	281,200	1,093,800
Formosa Taffeta Co., Ltd.	876,000	915,928
Giant Manufacturing Co., Ltd.	236,752	1,389,233
Pou Chen Corp.	2,128,792	2,937,094
		8,089,409
Diversified Financials 0.5%
Capital Securities Corp.	1,827,789	606,448
Fubon Financial Holding Co., Ltd.	6,559,114	9,998,184
Yuanta Financial Holding Co., Ltd.	10,276,700	4,458,623
		15,063,255
Energy 0.1%
Formosa Petrochemical Corp.	1,276,660	4,583,905
Food & Staples Retailing 0.1%
President Chain Store Corp.	482,400	4,314,159
Food, Beverage & Tobacco 0.3%
Uni-President Enterprises Corp.	4,500,676	8,992,674
Insurance 0.5%
Cathay Financial Holding Co., Ltd.	7,283,189	11,404,575
China Life Insurance Co., Ltd.	3,076,000	3,016,789
Shin Kong Financial Holding Co., Ltd. *	7,198,308	1,854,679
		16,276,043
Materials 1.6%
Asia Cement Corp.	1,984,286	1,837,241
China Steel Corp.	11,297,956	9,296,333
Eternal Materials Co., Ltd.	711,600	767,693
Formosa Chemicals & Fibre Corp.	3,935,008	11,944,088
Formosa Plastics Corp.	4,501,560	13,424,314
Nan Ya Plastics Corp.	5,206,816	12,394,296
Security	Number of Shares	Value ($)
Taiwan Cement Corp.	2,969,246	3,395,793
Taiwan Fertilizer Co., Ltd.	603,508	804,570
		53,864,328
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
OBI Pharma, Inc. *	150,666	1,284,811
Real Estate 0.0%
Cathay Real Estate Development Co., Ltd.	525,893	335,687
Retailing 0.1%
Hotai Motor Co., Ltd.	313,160	4,107,238
Semiconductors & Semiconductor Equipment 5.2%
Advanced Semiconductor Engineering, Inc.	5,809,240	7,435,611
Epistar Corp. *	643,828	686,016
MediaTek, Inc.	1,266,713	9,685,960
Nanya Technology Corp.	500,000	846,105
Novatek Microelectronics Corp.	409,608	1,627,320
Realtek Semiconductor Corp.	277,336	926,636
Siliconware Precision Industries Co., Ltd. ADR (a)	431,620	3,608,343
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,159,062	147,064,432
United Microelectronics Corp. ADR	2,247,999	4,630,878
Vanguard International Semiconductor Corp.	695,000	1,310,100
		177,821,401
Technology Hardware & Equipment 3.6%
Acer, Inc. *	2,780,086	1,525,031
Advantech Co., Ltd.	307,516	2,494,561
Asustek Computer, Inc.	630,426	5,973,317
AU Optronics Corp. ADR (a)	800,309	3,081,190
Catcher Technology Co., Ltd.	683,224	7,223,153
Chicony Electronics Co., Ltd.	453,511	1,177,539
Compal Electronics, Inc.	3,580,638	2,392,727
Delta Electronics, Inc.	1,950,148	10,762,478
Foxconn Technology Co., Ltd.	1,008,315	2,856,093
Hon Hai Precision Industry Co., Ltd.	13,426,365	45,976,116
HTC Corp. *	728,778	1,761,434
Innolux Corp.	7,841,029	3,545,264
Inventec Corp.	2,823,145	2,097,719
Largan Precision Co., Ltd.	91,756	14,489,877
Lite-On Technology Corp.	2,021,107	3,393,261
Pegatron Corp.	1,696,657	5,234,541
Quanta Computer, Inc.	2,253,000	5,153,310
Synnex Technology International Corp.	1,053,956	1,208,866
TPK Holding Co., Ltd. *	500,000	1,537,618
Unimicron Technology Corp.	1,073,348	620,907
Wistron Corp.	2,213,468	2,045,760
		124,550,762
Telecommunication Services 0.6%
Chunghwa Telecom Co., Ltd. ADR	342,693	12,340,375
Far EasTone Telecommunications Co., Ltd.	1,474,280	3,749,540
Taiwan Mobile Co., Ltd.	1,422,524	5,296,808
		21,386,723
Transportation 0.1%
China Airlines Ltd.	4,846,872	1,484,082
Eva Airways Corp.	1,965,958	960,789
Evergreen Marine Corp., Ltd. *	1,848,380	927,908
U-Ming Marine Transport Corp.	351,576	378,705
		3,751,484
		507,726,967

10

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Thailand 3.6%
Banks 0.8%
Bangkok Bank PCL NVDR	314,800	1,663,652
Kasikornbank PCL NVDR	1,818,400	10,010,276
Krung Thai Bank PCL NVDR	5,605,900	3,143,649
The Siam Commercial Bank PCL NVDR	2,254,100	10,125,581
TMB Bank PCL NVDR	20,351,600	1,290,648
		26,233,806
Capital Goods 0.0%
Berli Jucker PCL NVDR	1,018,850	1,368,538
Consumer Services 0.1%
Minor International PCL NVDR	3,147,980	3,465,920
Energy 0.7%
Banpu PCL NVDR	3,698,200	1,932,706
IRPC PCL NVDR	13,574,400	2,032,573
PTT Exploration & Production PCL NVDR	1,253,104	3,311,197
PTT PCL NVDR	1,268,300	14,634,231
Thai Oil PCL NVDR	961,300	2,173,226
		24,083,933
Food & Staples Retailing 0.3%
CP ALL PCL NVDR	4,769,100	8,751,285
Food, Beverage & Tobacco 0.1%
Charoen Pokphand Foods PCL NVDR	3,915,300	2,862,330
Thai Union Group PCL NVDR	2,661,700	1,641,095
		4,503,425
Health Care Equipment & Services 0.2%
Bangkok Dusit Medical Services PCL NVDR	7,833,600	4,277,891
Bumrungrad Hospital PCL NVDR	313,400	1,596,444
		5,874,335
Materials 0.5%
Indorama Ventures PCL NVDR	1,395,900	1,506,146
PTT Global Chemical PCL NVDR	1,893,314	3,946,720
The Siam Cement PCL NVDR	752,500	11,621,110
		17,073,976
Media 0.0%
BEC World PCL NVDR	1,042,200	676,237
Real Estate 0.2%
Central Pattana PCL NVDR	2,144,200	4,154,938
Land & Houses PCL NVDR	5,739,900	1,609,397
		5,764,335
Retailing 0.1%
Home Product Center PCL NVDR	7,633,819	2,218,873
Technology Hardware & Equipment 0.0%
Delta Electronics Thailand PCL NVDR	448,400	1,184,850
Telecommunication Services 0.3%
Advanced Info Service PCL NVDR	1,053,000	5,348,473
Intouch Holdings PCL NVDR	1,880,800	2,968,086
Total Access Communication PCL NVDR	596,200	818,331
True Corp. PCL NVDR *	9,509,266	1,730,988
		10,865,878
Transportation 0.2%
Airports of Thailand PCL NVDR	3,797,500	4,738,513
Bangkok Expressway & Metro PCL NVDR	7,381,100	1,571,138
BTS Group Holdings PCL NVDR	6,954,500	1,745,772
		8,055,423
Security	Number of Shares	Value ($)
Utilities 0.1%
Electricity Generating PCL NVDR	226,700	1,424,363
Glow Energy PCL NVDR	421,500	996,205
Ratchaburi Electricity Generating Holding PCL NVDR	720,900	1,074,154
		3,494,722
		123,615,536

Turkey 1.4%
Automobiles & Components 0.1%
Ford Otomotiv Sanayi A/S	62,605	715,890
Tofas Turk Otomobil Fabrikasi	122,976	1,018,860
		1,734,750
Banks 0.5%
Akbank T.A.S.	1,864,328	5,023,907
Turkiye Garanti Bankasi A/S	1,980,779	5,376,920
Turkiye Halk Bankasi A/S	543,544	1,951,932
Turkiye Is Bankasi, C Shares	1,341,681	2,659,461
Turkiye Vakiflar Bankasi T.A.O., Class D	973,079	1,763,731
Yapi ve Kredi Bankasi A/S *	905,207	1,126,230
		17,902,181
Capital Goods 0.1%
Enka Insaat ve Sanayi A/S	713,212	1,080,960
KOC Holding A/S	644,061	2,921,176
Turkiye Sise ve Cam Fabrikalari A/S	615,254	819,411
		4,821,547
Consumer Durables & Apparel 0.0%
Arcelik A/S	161,539	1,115,448
Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	824,316	2,494,042
Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S	107,096	2,876,890
Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	203,044	3,602,718
Food, Beverage & Tobacco 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	181,270	1,062,043
Coca-Cola Icecek A/S	61,170	639,980
Ulker Biskuvi Sanayi A/S	122,976	717,722
		2,419,745
Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	1,260,069	2,276,782
Koza Altin Isletmeleri A/S *	42,823	221,592
Petkim Petrokimya Holding A/S	588,330	919,968
		3,418,342
Real Estate 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S *	1,624,368	1,400,911
Telecommunication Services 0.1%
Turk Telekomunikasyon A/S *	445,431	812,394
Turkcell Iletisim Hizmetleri A/S *	715,381	2,459,786
		3,272,180
Transportation 0.1%
TAV Havalimanlari Holding A/S	174,114	851,246
Turk Hava Yollari Anonim Ortakligi *	510,573	1,045,256
		1,896,502
		46,955,256

11

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
United Arab Emirates 1.1%
Banks 0.4%
Abu Dhabi Commercial Bank PJSC	1,668,450	3,316,005
Dubai Islamic Bank PJSC	1,144,255	1,809,998
First Abu Dhabi Bank PJSC	2,412,029	6,928,098
Union National Bank PJSC	931,422	1,194,391
		13,248,492
Capital Goods 0.0%
Arabtec Holding PJSC *	2,203,213	457,078
Consumer Services 0.0%
DXB Entertainments PJSC *	2,900,144	604,032
Diversified Financials 0.1%
Al Waha Capital PJSC	826,284	391,433
Dubai Financial Market PJSC *	1,606,090	476,624
Dubai Investments PJSC	1,324,512	750,064
		1,618,121
Energy 0.0%
Dana Gas PJSC *	3,448,123	384,898
Real Estate 0.3%
Aldar Properties PJSC	2,958,507	1,780,098
DAMAC Properties Dubai Co. PJSC	1,654,648	1,346,964
Deyaar Development PJSC *	2,047,614	272,607
Emaar Malls PJSC	2,013,164	1,370,245
Emaar Properties PJSC	3,170,744	6,137,759
		10,907,673
Telecommunication Services 0.2%
Emirates Telecommunications Group Co. PJSC	1,566,132	7,333,915
Transportation 0.1%
Air Arabia PJSC	2,088,240	568,538
DP World Ltd.	150,896	3,470,608
		4,039,146
		38,593,355
Total Common Stock
(Cost $3,009,445,683)		3,345,802,225

Preferred Stock 2.3% of net assets

Brazil 2.0%
Banks 0.9%
Banco Bradesco S.A.	2,726,245	23,136,260
Itausa - Investimentos Itau S.A.	3,473,640	9,587,109
		32,723,369
Energy 0.5%
Petroleo Brasileiro S.A. *	3,900,784	15,589,663
Food & Staples Retailing 0.1%
Cia Brasileira de Distribuicao *	139,000	2,956,772
Materials 0.1%
Braskem S.A., A Shares	149,257	1,524,881
Gerdau S.A.	796,939	2,344,516
Suzano Papel e Celulose S.A., A Shares	278,000	1,315,931
		5,185,328
Retailing 0.1%
Lojas Americanas S.A.	641,419	2,887,849
Telecommunication Services 0.2%
Telefonica Brasil S.A.	370,864	5,352,299
Security	Number of Shares	Value ($)
Utilities 0.1%
Centrais Eletricas Brasileiras S.A., B Shares	194,709	1,036,351
Companhia Energetica de Minas Gerais	663,612	1,563,462
Companhia Paranaense de Energia - Copel, B Shares	91,800	788,402
		3,388,215
		68,083,495

Colombia 0.1%
Banks 0.1%
Grupo Aval Acciones y Valores S.A.	3,564,010	1,481,527
Diversified Financials 0.0%
Grupo de Inversiones Suramericana S.A.	87,739	1,135,294
		2,616,821

India 0.0%
Materials 0.0%
Vedanta Ltd. *(c)	15,716,160	243,586

Russia 0.2%
Energy 0.2%
AK Transneft OAO *	950	2,656,067
Surgutneftegas OAO *	8,142,854	4,049,010
		6,705,077
Total Preferred Stock
(Cost $83,086,143)		77,648,979

Rights 0.0% of net assets

South Africa 0.0%
Materials 0.0%
Sibanye Gold Ltd. expires 06/09/17 *	822,548	280,706
Total Rights
(Cost $516,733)		280,706

Other Investment Companies 0.5% of net assets

United States 0.5%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72% (b)	2,218,378	2,218,378
Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 0.71% (b)	15,133,052	15,133,052
Total Other Investment Companies
(Cost $17,351,430)		17,351,430

End of Investments

12

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

At 05/31/17, the tax basis cost of the fund's investments was $3,151,805,861 and the unrealized appreciation and depreciation were $439,712,641 and ($150,435,162), respectively, with a net unrealized appreciation of $289,277,479.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,363,830.
(b)	The rate shown is the 7-day yield.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 5/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI Emerging Markets Index, e-mini, Long, expires 06/16/17	180	9,034,200	(7,552)

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,445,548,136	$—	$—	$2,445,548,136
China [1]	871,617,536	—	— *	871,617,536
Materials	22,358,197	—	537,846	22,896,043
Egypt [1]	4,652,485	—	—	4,652,485
Telecommunication Services	37,611	—	1,050,414	1,088,025
Preferred Stock[1]	77,405,393	—	—	77,405,393
India [1]	—	—	243,586	243,586
Rights [1]	280,706	—	—	280,706
Other Investment Companies[1]	17,351,430	—	—	17,351,430
Total	$3,439,251,494	$—	$1,831,846	$3,441,083,340
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($7,552)	$—	$—	($7,552)
*	Level 3 amount shown includes securities determined to have no value at May 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
13

Schwab International Equity ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
14

Schwab International Equity ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89451MAY17
15

Schwab Strategic Trust
Schwab U.S. Broad Market ETF™

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	7,142,524,860	9,012,689,147
0.0%	Rights	39,530	111,158
0.4%	Other Investment Companies	38,367,878	38,367,878
100.1%	Total Investments	7,180,932,268	9,051,168,183
(0.1%)	Other Assets and Liabilities, Net		(8,451,255)
100.0%	Net Assets		9,042,716,928

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.0%
Adient plc	33,314	2,283,008
American Axle & Manufacturing Holdings, Inc. *	28,223	426,450
Autoliv, Inc.	31,520	3,496,198
BorgWarner, Inc.	81,336	3,457,593
Cooper Tire & Rubber Co.	19,236	692,496
Cooper-Standard Holding, Inc. *	7,568	817,420
Dana, Inc.	53,405	1,127,914
Delphi Automotive plc	97,392	8,567,574
Dorman Products, Inc. *	12,432	1,036,829
Ford Motor Co.	1,402,456	15,595,311
General Motors Co.	495,341	16,806,920
Gentex Corp.	94,440	1,792,471
Gentherm, Inc. *	19,074	719,090
Harley-Davidson, Inc.	66,288	3,513,927
LCI Industries	8,110	721,790
Lear Corp.	26,032	3,879,809
Modine Manufacturing Co. *	41,658	633,202
Standard Motor Products, Inc.	7,184	349,573
Tenneco, Inc.	19,148	1,088,564
Tesla, Inc. *	45,215	15,418,767
The Goodyear Tire & Rubber Co.	93,686	3,018,563
Thor Industries, Inc.	15,540	1,406,836
Visteon Corp. *	12,492	1,252,823
Winnebago Industries, Inc.	17,630	431,935
		88,535,063

Banks 6.3%
1st Source Corp.	12,476	568,282
Ameris Bancorp	12,868	557,828
Associated Banc-Corp.	65,588	1,564,274
Astoria Financial Corp.	28,001	518,579
Banc of California, Inc. (a)	24,661	500,618
BancorpSouth, Inc.	31,350	899,745
Bank of America Corp.	3,611,403	80,931,541
Bank of Hawaii Corp.	15,540	1,207,924
Bank of the Ozarks, Inc.	31,322	1,384,432
BankUnited, Inc.	50,123	1,662,079
Banner Corp.	13,288	713,433
BB&T Corp.	290,385	12,094,535
Beneficial Bancorp, Inc.	29,870	437,596
Security	Number of Shares	Value ($)
Berkshire Hills Bancorp, Inc.	12,868	461,318
BNC Bancorp	16,610	524,045
Bofl Holding, Inc. *(a)	16,929	375,824
BOK Financial Corp.	10,749	865,617
Boston Private Financial Holdings, Inc.	25,393	368,199
Brookline Bancorp, Inc.	28,002	386,428
Bryn Mawr Bank Corp.	12,576	513,730
Capital Bank Financial Corp., Class A	7,000	259,700
Capitol Federal Financial, Inc.	53,448	738,651
Cathay General Bancorp	24,952	885,796
CenterState Banks, Inc.	25,436	611,481
Central Pacific Financial Corp.	12,976	392,524
Chemical Financial Corp.	29,594	1,330,842
CIT Group, Inc.	79,666	3,588,953
Citigroup, Inc.	993,977	60,175,368
Citizens Financial Group, Inc.	183,787	6,267,137
City Holding Co.	6,216	392,167
CoBiz Financial, Inc.	28,078	441,948
Columbia Banking System, Inc.	21,756	798,663
Comerica, Inc.	65,462	4,488,075
Commerce Bancshares, Inc.	34,243	1,833,028
Community Bank System, Inc.	15,560	836,506
Community Trust Bancorp, Inc.	10,026	416,079
Cullen/Frost Bankers, Inc.	24,253	2,223,030
Customers Bancorp, Inc. *	13,768	384,816
CVB Financial Corp.	31,294	635,268
Eagle Bancorp, Inc. *	9,839	561,315
East West Bancorp, Inc.	52,836	2,891,714
Enterprise Financial Services Corp.	13,364	535,896
Essent Group Ltd. *	28,185	1,022,270
EverBank Financial Corp.	34,576	672,503
F.N.B. Corp.	104,350	1,377,420
FCB Financial Holdings, Inc., Class A *	10,470	479,526
Fifth Third Bancorp	264,501	6,279,254
First BanCorp (Puerto Rico) *	49,960	259,292
First Busey Corp.	18,796	533,618
First Citizens BancShares, Inc., Class A	3,616	1,198,342
First Commonwealth Financial Corp.	40,579	498,310
First Financial Bancorp	25,442	637,322
First Financial Bankshares, Inc.	23,849	912,224
First Financial Corp.	3,793	172,771
First Hawaiian, Inc.	29,107	802,189
First Horizon National Corp.	84,192	1,426,212
First Interstate BancSystem, Inc., Class A	12,776	445,882
First Merchants Corp.	16,065	637,620
First Midwest Bancorp, Inc.	31,080	688,733
First Republic Bank	54,627	5,031,147
Flagstar Bancorp, Inc. *	6,500	187,785
Flushing Financial Corp.	18,752	520,931
Fulton Financial Corp.	74,912	1,310,960
German American Bancorp, Inc.	7,133	221,480
Glacier Bancorp, Inc.	22,391	722,334
Great Southern Bancorp, Inc.	3,317	162,367
Great Western Bancorp, Inc.	23,125	875,512
Hancock Holding Co.	27,972	1,292,306
Hanmi Financial Corp.	13,288	353,461
Heartland Financial USA, Inc.	9,826	440,696

1

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hilltop Holdings, Inc.	22,616	565,174
Home BancShares, Inc.	49,728	1,164,132
Hope Bancorp, Inc.	47,133	820,586
Huntington Bancshares, Inc.	384,248	4,818,470
IBERIABANK Corp.	18,304	1,413,069
Independent Bank Corp.	12,648	764,572
International Bancshares Corp.	34,224	1,134,526
Investors Bancorp, Inc.	116,135	1,536,466
JPMorgan Chase & Co.	1,283,142	105,410,115
Kearny Financial Corp.	29,107	406,043
KeyCorp	380,143	6,641,098
Lakeland Bancorp, Inc.	13,123	246,056
Lakeland Financial Corp.	10,470	444,242
LegacyTexas Financial Group, Inc.	16,345	575,671
LendingTree, Inc. *	3,342	520,015
M&T Bank Corp.	55,991	8,760,912
MainSource Financial Group, Inc.	17,630	570,859
MB Financial, Inc.	28,289	1,164,941
Meridian Bancorp, Inc.	26,736	433,123
Meta Financial Group, Inc.	5,023	429,969
MGIC Investment Corp. *	116,167	1,229,047
National Bank Holdings Corp., Class A	4,413	134,685
Nationstar Mortgage Holdings, Inc. *	23,569	384,646
New York Community Bancorp, Inc.	207,617	2,682,412
NMI Holdings, Inc., Class A *	43,488	452,275
Northfield Bancorp, Inc.	18,939	311,736
Northwest Bancshares, Inc.	46,620	717,482
Old National Bancorp	46,975	742,205
Oritani Financial Corp.	21,756	360,062
Pacific Premier Bancorp, Inc. *	11,369	386,546
PacWest Bancorp	41,173	1,921,544
Park National Corp.	7,786	786,931
People's United Financial, Inc.	146,573	2,428,715
Pinnacle Financial Partners, Inc.	17,212	1,035,302
Popular, Inc.	34,198	1,272,166
PrivateBancorp, Inc.	27,972	1,666,851
Prosperity Bancshares, Inc.	25,314	1,585,669
Provident Financial Services, Inc.	24,864	580,326
Radian Group, Inc.	74,602	1,198,108
Regions Financial Corp.	444,039	6,145,500
Renasant Corp.	14,160	565,692
S&T Bancorp, Inc.	9,383	313,111
Sandy Spring Bancorp, Inc.	6,622	254,086
ServisFirst Bancshares, Inc.	16,455	563,419
Signature Bank *	19,723	2,820,783
Simmons First National Corp., Class A	17,019	863,714
South State Corp.	7,312	607,627
Southside Bancshares, Inc.	16,980	552,857
State Bank Financial Corp.	9,583	242,929
Sterling Bancorp	41,198	883,697
Stock Yards Bancorp, Inc.	7,069	255,898
SunTrust Banks, Inc.	180,820	9,650,363
SVB Financial Group *	19,230	3,278,715
Synovus Financial Corp.	47,121	1,926,306
TCF Financial Corp.	62,408	939,864
Texas Capital Bancshares, Inc. *	17,970	1,318,998
TFS Financial Corp.	43,512	679,657
The First of Long Island Corp.	19,056	517,370
The PNC Financial Services Group, Inc.	173,971	20,650,358
Tompkins Financial Corp.	6,684	506,714
Towne Bank	19,152	555,408
TrustCo Bank Corp.	31,210	229,394
Trustmark Corp.	24,864	756,114
U.S. Bancorp	573,105	29,165,313
UMB Financial Corp.	12,432	870,613
Umpqua Holdings Corp.	100,239	1,698,550
Union Bankshares Corp.	18,738	629,597
United Bankshares, Inc.	44,065	1,685,486
United Community Banks, Inc.	25,220	649,919
Security	Number of Shares	Value ($)
United Financial Bancorp, Inc.	18,940	306,639
Valley National Bancorp	80,965	913,285
Walker & Dunlop, Inc. *	15,529	725,360
Washington Federal, Inc.	37,296	1,191,607
Washington Trust Bancorp, Inc.	9,526	455,343
Webster Financial Corp.	31,419	1,530,734
Wells Fargo & Co.	1,624,778	83,091,147
WesBanco, Inc.	19,538	726,032
Westamerica Bancorp	18,738	961,447
Western Alliance Bancorp *	31,194	1,426,190
Wintrust Financial Corp.	15,540	1,068,530
WSFS Financial Corp.	10,470	461,727
Zions Bancorp	72,152	2,891,131
		569,611,422

Capital Goods 7.7%
3M Co.	215,614	44,086,595
A.O. Smith Corp.	49,728	2,728,575
AAON, Inc.	13,853	501,132
AAR Corp.	12,432	434,374
Actuant Corp., Class A	27,972	725,873
Acuity Brands, Inc.	15,540	2,531,621
Advanced Drainage Systems, Inc.	11,126	213,063
AECOM *	57,558	1,848,187
Aegion Corp. *	12,652	250,383
Aerojet Rocketdyne Holdings, Inc. *	18,966	415,355
Aerovironment, Inc. *	14,464	448,963
AGCO Corp.	23,482	1,503,552
Air Lease Corp.	29,081	1,073,671
Aircastle Ltd.	27,972	610,629
Alamo Group, Inc.	6,832	581,608
Albany International Corp., Class A	9,622	464,743
Allegion plc	31,612	2,485,652
Allison Transmission Holdings, Inc.	56,620	2,192,326
Altra Industrial Motion Corp.	6,822	294,710
American Woodmark Corp. *	4,542	421,498
AMETEK, Inc.	83,916	5,120,554
Apogee Enterprises, Inc.	11,712	624,015
Applied Industrial Technologies, Inc.	14,625	903,094
Arconic, Inc.	155,868	4,281,694
Argan, Inc.	6,580	388,549
Armstrong Flooring, Inc. *	7,496	138,601
Armstrong World Industries, Inc. *	15,707	654,197
Astec Industries, Inc.	6,352	355,521
Astronics Corp. *	5,063	154,928
Axon Enterprise, Inc. *	16,430	394,484
AZZ, Inc.	14,782	801,923
Barnes Group, Inc.	15,724	889,821
Beacon Roofing Supply, Inc. *	23,224	1,120,094
BMC Stock Holdings, Inc. *	40,086	781,677
Briggs & Stratton Corp.	15,781	375,272
Builders FirstSource, Inc. *	31,310	427,695
BWX Technologies, Inc.	40,404	1,963,634
Carlisle Cos., Inc.	21,756	2,204,535
Caterpillar, Inc.	210,336	22,175,724
Chart Industries, Inc. *	17,120	588,072
Chicago Bridge & Iron Co. N.V.	38,780	733,718
CIRCOR International, Inc.	6,216	400,683
Colfax Corp. *	36,115	1,464,824
Comfort Systems USA, Inc.	12,744	439,031
Continental Building Products, Inc. *	11,264	274,842
Crane Co.	18,648	1,446,712
CSW Industrials, Inc. *	9,898	349,399
Cubic Corp.	10,870	503,825
Cummins, Inc.	54,579	8,607,108
Curtiss-Wright Corp.	15,540	1,399,066
Deere & Co.	106,866	13,086,810
DigitalGlobe, Inc. *	22,405	697,916

2

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Donaldson Co., Inc.	48,683	2,334,837
Douglas Dynamics, Inc.	16,810	511,865
Dover Corp.	56,672	4,678,274
Dycom Industries, Inc. *	9,805	825,483
Eaton Corp. plc	161,653	12,508,709
EMCOR Group, Inc.	21,756	1,371,063
Emerson Electric Co.	233,731	13,818,177
Encore Wire Corp.	6,687	276,507
EnerSys	15,734	1,165,260
Engility Holdings, Inc. *	6,234	164,141
EnPro Industries, Inc.	6,368	425,446
ESCO Technologies, Inc.	12,432	716,083
Esterline Technologies Corp. *	12,432	1,211,498
Fastenal Co.	104,093	4,493,695
Federal Signal Corp.	21,802	341,855
Flowserve Corp.	49,811	2,415,833
Fluor Corp.	58,830	2,639,114
Fortive Corp.	113,451	7,085,015
Fortune Brands Home & Security, Inc.	53,336	3,365,502
Franklin Electric Co., Inc.	13,676	522,423
GATX Corp.	18,648	1,109,183
Generac Holdings, Inc. *	22,050	764,033
General Cable Corp.	21,926	362,875
General Dynamics Corp.	101,967	20,724,793
General Electric Co.	3,138,545	85,933,362
Gibraltar Industries, Inc. *	5,136	159,730
Global Brass & Copper Holdings, Inc.	6,410	194,223
Graco, Inc.	21,756	2,390,332
Granite Construction, Inc.	17,100	801,306
Griffon Corp.	15,605	338,629
H&E Equipment Services, Inc.	16,450	327,191
Harsco Corp. *	34,188	509,401
HD Supply Holdings, Inc. *	75,783	3,057,844
HEICO Corp.	21,362	1,585,274
Herc Holdings, Inc. *	8,115	306,990
Hexcel Corp.	31,536	1,621,896
Hillenbrand, Inc.	24,864	887,645
Honeywell International, Inc.	271,446	36,099,604
Hubbell, Inc.	17,258	2,000,375
Huntington Ingalls Industries, Inc.	15,682	3,070,692
Hyster-Yale Materials Handling, Inc.	3,766	281,057
IDEX Corp.	27,972	3,034,123
Illinois Tool Works, Inc.	112,243	15,850,956
Ingersoll-Rand plc	92,901	8,323,930
Insteel Industries, Inc.	12,592	399,922
ITT, Inc.	31,080	1,181,351
Jacobs Engineering Group, Inc.	43,512	2,280,899
John Bean Technologies Corp.	9,383	809,753
Johnson Controls International plc	336,566	14,054,996
Kaman Corp.	9,878	477,206
KBR, Inc.	50,280	685,316
Kennametal, Inc.	29,685	1,141,982
KLX, Inc. *	16,057	776,998
L3 Technologies, Inc.	29,016	4,891,807
Lennox International, Inc.	13,059	2,312,749
Lincoln Electric Holdings, Inc.	19,490	1,742,016
Lindsay Corp.	3,329	284,230
Lockheed Martin Corp.	90,598	25,469,816
Lydall, Inc. *	11,073	558,633
Masco Corp.	117,106	4,362,198
Masonite International Corp. *	11,525	848,816
MasTec, Inc. *	23,683	1,004,159
Mercury Systems, Inc. *	20,590	818,864
Meritor, Inc. *	34,712	540,466
Moog, Inc., Class A *	12,716	890,629
MRC Global, Inc. *	34,886	629,692
MSC Industrial Direct Co., Inc., Class A	15,540	1,304,428
Mueller Industries, Inc.	15,668	443,091
Mueller Water Products, Inc., Class A	52,837	590,718
Security	Number of Shares	Value ($)
MYR Group, Inc. *	13,168	386,612
Navistar International Corp. *	23,269	601,969
NCI Building Systems, Inc. *	27,384	455,944
NN, Inc.	19,638	561,647
Nordson Corp.	18,648	2,160,930
Northrop Grumman Corp.	63,739	16,522,424
NOW, Inc. *	45,324	748,299
Orbital ATK, Inc.	22,324	2,269,458
Oshkosh Corp.	28,035	1,769,569
Owens Corning	39,500	2,464,800
PACCAR, Inc.	124,320	7,827,187
Parker-Hannifin Corp.	48,304	7,606,431
Patrick Industries, Inc. *	5,290	350,198
Pentair plc	65,802	4,357,408
PGT Innovations, Inc. *	26,236	300,402
Primoris Services Corp.	15,938	369,762
Proto Labs, Inc. *	11,602	742,528
Quanex Building Products Corp.	12,476	257,006
Quanta Services, Inc. *	53,141	1,629,303
Raven Industries, Inc.	25,328	857,353
Raytheon Co.	106,602	17,483,794
RBC Bearings, Inc. *	9,324	944,708
Regal Beloit Corp.	15,540	1,230,768
Rexnord Corp. *	46,987	1,071,304
Rockwell Automation, Inc.	45,396	7,205,253
Rockwell Collins, Inc.	56,964	6,211,924
Roper Technologies, Inc.	36,688	8,335,514
Rush Enterprises, Inc., Class A *	9,713	348,211
Sensata Technologies Holding N.V. *	56,685	2,291,775
Simpson Manufacturing Co., Inc.	12,966	520,974
SiteOne Landscape Supply, Inc. *	14,492	770,685
Snap-on, Inc.	20,948	3,386,454
Spirit AeroSystems Holdings, Inc., Class A	44,263	2,411,891
SPX Corp. *	13,366	321,987
SPX FLOW, Inc. *	16,225	605,679
Standex International Corp.	3,108	273,193
Stanley Black & Decker, Inc.	55,549	7,645,764
Sun Hydraulics Corp.	6,687	286,137
Teledyne Technologies, Inc. *	12,479	1,641,113
Tennant Co.	9,324	652,680
Terex Corp.	38,980	1,277,764
Textron, Inc.	96,348	4,605,434
The Boeing Co.	206,630	38,769,987
The Gorman-Rupp Co.	5,645	135,875
The Greenbrier Cos., Inc.	17,661	781,499
The Manitowoc Co., Inc. *	52,836	299,052
The Middleby Corp. *	22,235	2,854,085
The Timken Co.	27,972	1,290,908
The Toro Co.	37,884	2,594,675
Thermon Group Holdings, Inc. *	16,410	303,913
TransDigm Group, Inc.	17,669	4,736,706
Trex Co., Inc. *	13,624	875,614
TriMas Corp. *	13,051	284,512
Trinity Industries, Inc.	54,905	1,401,176
Triton International Ltd.	22,794	638,688
Triumph Group, Inc.	19,490	635,374
Tutor Perini Corp. *	13,040	338,388
United Rentals, Inc. *	29,396	3,196,227
United Technologies Corp.	271,134	32,883,132
Univar, Inc. *	33,350	1,014,507
Universal Forest Products, Inc.	6,288	552,904
USG Corp. *	28,448	809,061
Valmont Industries, Inc.	7,363	1,077,943
W.W. Grainger, Inc.	19,521	3,363,078
Wabash National Corp.	22,027	440,320
WABCO Holdings, Inc. *	17,224	2,098,228
Wabtec Corp.	31,280	2,557,140
Watsco, Inc.	14,006	1,976,527
Watts Water Technologies, Inc., Class A	9,418	584,858

3

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Welbilt, Inc. *	52,836	1,021,848
Wesco Aircraft Holdings, Inc. *	15,816	152,624
WESCO International, Inc. *	15,540	950,271
Woodward, Inc.	18,648	1,270,302
Xylem, Inc.	62,160	3,241,022
		691,560,167

Commercial & Professional Services 0.9%
ABM Industries, Inc.	19,652	845,822
ACCO Brands Corp. *	38,504	437,020
Brady Corp., Class A	28,060	1,007,354
Cintas Corp.	29,886	3,762,050
Clean Harbors, Inc. *	18,648	1,089,230
Copart, Inc. *	75,472	2,353,972
Covanta Holding Corp.	46,620	687,645
Deluxe Corp.	18,648	1,271,048
Equifax, Inc.	43,512	5,952,442
Essendant, Inc.	43,522	700,704
Exponent, Inc.	6,788	402,528
FTI Consulting, Inc. *	12,904	445,575
GP Strategies Corp. *	14,064	345,271
Healthcare Services Group, Inc.	24,864	1,190,240
Herman Miller, Inc.	18,904	596,421
HNI Corp.	18,648	802,237
Huron Consulting Group, Inc. *	7,616	316,445
ICF International, Inc. *	6,422	302,155
IHS Markit Ltd. *	128,081	5,872,514
Insperity, Inc.	9,333	704,175
Interface, Inc.	46,122	947,807
KAR Auction Services, Inc.	47,598	2,073,845
Kelly Services, Inc., Class A	9,783	227,259
Kforce, Inc.	12,544	225,792
Knoll, Inc.	15,717	337,915
Korn/Ferry International	20,397	654,948
LSC Communications, Inc.	9,433	200,640
ManpowerGroup, Inc.	23,526	2,396,594
Matthews International Corp., Class A	12,432	792,540
McGrath RentCorp	6,618	219,519
Mobile Mini, Inc.	13,660	382,480
MSA Safety, Inc.	11,395	924,134
Multi-Color Corp.	4,742	407,338
Navigant Consulting, Inc. *	18,700	364,463
Nielsen Holdings plc	118,444	4,557,725
On Assignment, Inc. *	16,665	873,246
Quad/Graphics, Inc.	18,415	410,102
Republic Services, Inc.	87,591	5,571,664
Resources Connection, Inc.	25,228	316,611
Robert Half International, Inc.	43,889	2,040,400
Rollins, Inc.	37,530	1,616,417
RPX Corp. *	35,944	475,899
SP Plus Corp. *	15,930	469,935
Steelcase, Inc., Class A	31,470	527,122
Stericycle, Inc. *	31,080	2,541,412
Team, Inc. *	9,324	239,161
Tetra Tech, Inc.	19,248	884,446
The Advisory Board Co. *	13,860	716,562
The Brink's Co.	18,648	1,176,689
The Dun & Bradstreet Corp.	13,026	1,363,952
TransUnion *	37,486	1,638,513
TriNet Group, Inc. *	13,079	404,533
TrueBlue, Inc. *	18,648	500,699
UniFirst Corp.	6,216	880,807
US Ecology, Inc.	7,378	369,084
Verisk Analytics, Inc. *	54,596	4,416,270
Viad Corp.	13,364	590,021
WageWorks, Inc. *	17,616	1,246,332
Security	Number of Shares	Value ($)
Waste Management, Inc.	147,854	10,780,035
West Corp.	14,391	333,439
		84,181,198

Consumer Durables & Apparel 1.3%
American Outdoor Brands Corp. *	22,588	511,618
Brunswick Corp.	31,080	1,717,481
CalAtlantic Group, Inc.	35,590	1,282,663
Callaway Golf Co.	42,346	539,488
Carter's, Inc.	19,262	1,582,566
Cavco Industries, Inc. *	3,252	358,533
Coach, Inc.	105,622	4,880,793
Columbia Sportswear Co.	12,432	674,809
D.R. Horton, Inc.	123,289	4,030,317
Deckers Outdoor Corp. *	10,024	695,265
Ethan Allen Interiors, Inc.	6,788	182,937
Fossil Group, Inc. *	25,784	277,694
Garmin Ltd.	40,404	2,102,624
GoPro, Inc., Class A *(a)	39,112	321,501
Hanesbrands, Inc.	136,752	2,823,929
Hasbro, Inc.	40,404	4,252,925
Helen of Troy Ltd. *	8,114	738,374
Installed Building Products, Inc. *	11,095	550,312
iRobot Corp. *	12,437	1,153,159
Kate Spade & Co. *	56,027	1,032,017
KB Home	32,990	692,130
La-Z-Boy, Inc.	19,182	508,323
Leggett & Platt, Inc.	46,961	2,442,911
Lennar Corp., B Shares	7,684	329,874
Lennar Corp., Class A	70,045	3,594,009
LGI Homes, Inc. *(a)	9,550	309,420
Lululemon Athletica, Inc. *	40,989	1,978,539
M.D.C Holdings, Inc.	14,909	501,688
M/I Homes, Inc. *	13,768	388,120
Mattel, Inc.	121,876	2,792,179
Meritage Homes Corp. *	15,615	623,038
Michael Kors Holdings Ltd. *	60,337	2,001,982
Mohawk Industries, Inc. *	21,920	5,245,456
NACCO Industries, Inc., Class A	3,108	205,905
Nautilus, Inc. *	16,625	301,744
Newell Brands, Inc.	171,373	9,074,200
NIKE, Inc., Class B	475,837	25,214,603
NVR, Inc. *	1,248	2,848,410
Oxford Industries, Inc.	6,218	334,155
Polaris Industries, Inc. (a)	21,870	1,828,332
PulteGroup, Inc.	99,366	2,252,627
PVH Corp.	28,355	3,004,212
Ralph Lauren Corp.	21,756	1,475,057
Skechers U.S.A., Inc., Class A *	50,396	1,286,106
Steven Madden Ltd. *	22,319	876,021
Sturm Ruger & Co., Inc. (a)	6,438	410,101
Tempur Sealy International, Inc. *(a)	19,924	925,270
Toll Brothers, Inc.	57,069	2,106,417
TopBuild Corp. *	13,772	737,491
TRI Pointe Group, Inc. *	41,281	510,646
Tupperware Brands Corp.	16,268	1,169,832
Under Armour, Inc., Class A *(a)	62,204	1,191,829
Under Armour, Inc., Class C *	62,555	1,115,356
Unifi, Inc. *	12,980	365,257
Universal Electronics, Inc. *	3,451	222,935
VF Corp.	119,358	6,421,460
Whirlpool Corp.	26,764	4,965,792
William Lyon Homes, Class A *	14,168	320,905
Wolverine World Wide, Inc.	37,296	969,696
		121,251,033

4

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Consumer Services 2.3%
Adtalem Global Education, Inc.	23,855	892,177
Aramark	82,863	3,087,475
Belmond Ltd., Class A *	31,080	383,838
BJ's Restaurants, Inc. *	7,192	322,202
Bloomin' Brands, Inc.	52,878	1,059,146
Bob Evans Farms, Inc.	9,459	666,008
Boyd Gaming Corp. *	47,217	1,199,784
Bright Horizons Family Solutions, Inc. *	13,152	1,009,021
Brinker International, Inc.	16,761	657,534
Buffalo Wild Wings, Inc. *	7,930	1,139,541
Capella Education Co.	6,984	604,465
Carnival Corp.	150,747	9,658,360
Carriage Services, Inc.	4,745	124,746
Chipotle Mexican Grill, Inc. *	10,251	4,893,315
Choice Hotels International, Inc.	13,551	880,137
Churchill Downs, Inc.	3,825	641,261
Chuy's Holdings, Inc. *	11,026	296,599
ClubCorp Holdings, Inc.	25,752	342,502
Cracker Barrel Old Country Store, Inc. (a)	9,324	1,555,336
Darden Restaurants, Inc.	43,820	3,896,913
Dave & Buster's Entertainment, Inc. *	16,384	1,092,813
Denny's Corp. *	31,310	372,589
DineEquity, Inc.	6,751	308,858
Domino's Pizza, Inc.	16,375	3,466,915
Dunkin' Brands Group, Inc.	34,889	2,041,355
Extended Stay America, Inc.	34,515	628,173
Fiesta Restaurant Group, Inc. *	14,464	318,931
Graham Holdings Co., Class B	1,912	1,144,906
Grand Canyon Education, Inc. *	22,054	1,729,034
H&R Block, Inc.	68,870	1,827,810
Hilton Grand Vacations, Inc. *	18,253	652,910
Hilton Worldwide Holdings, Inc.	69,041	4,589,155
Houghton Mifflin Harcourt Co. *	61,737	762,452
Hyatt Hotels Corp., Class A *	10,556	609,081
ILG, Inc.	39,182	1,055,563
International Speedway Corp., Class A	9,466	334,150
Jack in the Box, Inc.	12,988	1,384,261
K12, Inc. *	22,662	426,725
La Quinta Holdings, Inc. *	37,580	520,859
Las Vegas Sands Corp.	129,061	7,631,377
Marriott International, Inc., Class A	113,756	12,245,833
Marriott Vacations Worldwide Corp.	9,526	1,109,970
McDonald's Corp.	295,319	44,560,684
MGM Resorts International	168,693	5,350,942
Norwegian Cruise Line Holdings Ltd. *	56,045	2,800,569
Panera Bread Co., Class A *	7,515	2,363,392
Papa John's International, Inc.	12,688	1,022,272
Penn National Gaming, Inc. *	21,956	424,409
Pinnacle Entertainment, Inc. *	19,247	377,049
Planet Fitness, Inc., Class A	32,530	710,781
Red Robin Gourmet Burgers, Inc. *	7,124	513,462
Regis Corp. *	18,904	178,643
Royal Caribbean Cruises Ltd.	62,120	6,844,382
Ruth's Hospitality Group, Inc.	22,094	477,230
Scientific Games Corp., Class A *	29,172	676,790
SeaWorld Entertainment, Inc.	32,350	577,448
Service Corp. International	71,919	2,292,778
ServiceMaster Global Holdings, Inc. *	50,104	1,893,931
Shake Shack, Inc., Class A *	11,195	414,439
Six Flags Entertainment Corp.	29,604	1,787,490
Sonic Corp.	21,756	635,710
Sotheby's *	21,852	1,149,197
Starbucks Corp.	525,308	33,414,842
Strayer Education, Inc.	6,684	591,200
Texas Roadhouse, Inc.	21,756	1,064,304
The Cheesecake Factory, Inc.	15,982	942,618
The Wendy's Co.	58,483	945,670
Security	Number of Shares	Value ($)
Vail Resorts, Inc.	14,632	3,129,785
Wingstop, Inc.	19,738	562,730
Wyndham Worldwide Corp.	36,336	3,669,573
Wynn Resorts Ltd.	26,601	3,423,549
Yum! Brands, Inc.	123,680	8,984,115
		209,344,064

Diversified Financials 4.9%
Affiliated Managers Group, Inc.	21,648	3,330,545
AG Mortgage Investment Trust, Inc.	22,294	415,337
AGNC Investment Corp.	131,052	2,724,571
Ally Financial, Inc.	174,488	3,235,008
American Express Co.	270,868	20,840,584
Ameriprise Financial, Inc.	56,363	6,808,087
Annaly Capital Management, Inc.	345,449	4,138,479
Anworth Mortgage Asset Corp.	50,464	305,307
Apollo Commercial Real Estate Finance, Inc.	25,499	470,712
ARMOUR Residential REIT, Inc.	25,028	650,478
Artisan Partners Asset Management, Inc., Class A	20,492	579,924
Berkshire Hathaway, Inc., Class B *	683,707	113,003,093
BGC Partners, Inc., Class A	81,633	962,453
BlackRock, Inc.	43,649	17,862,917
Blackstone Mortgage Trust, Inc., Class A	31,901	990,526
Capital One Financial Corp.	170,836	13,140,705
Capstead Mortgage Corp.	37,296	393,100
CBOE Holdings, Inc.	28,498	2,461,372
Chimera Investment Corp.	66,459	1,236,137
CME Group, Inc.	119,186	13,979,326
Cohen & Steers, Inc.	9,324	365,501
Cowen, Inc., Class A *	17,758	267,258
Credit Acceptance Corp. *(a)	5,108	1,098,322
CYS Investments, Inc.	53,773	453,306
Diamond Hill Investment Group, Inc.	1,300	262,886
Discover Financial Services	140,086	8,223,048
Donnelley Financial Solutions, Inc. *	9,433	214,884
E*TRADE Financial Corp. *	96,796	3,350,110
Eaton Vance Corp.	40,404	1,881,614
Encore Capital Group, Inc. *	14,692	531,850
Evercore Partners, Inc., Class A	19,712	1,336,474
FactSet Research Systems, Inc.	15,540	2,574,823
Federated Investors, Inc., Class B	36,315	964,526
Financial Engines, Inc.	26,238	994,420
FirstCash, Inc.	14,924	800,673
FNFV Group *	31,114	434,040
Franklin Resources, Inc.	124,260	5,192,825
Green Dot Corp., Class A *	25,236	927,171
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	26,820	587,626
Interactive Brokers Group, Inc., Class A	31,445	1,096,802
Intercontinental Exchange, Inc.	213,530	12,852,371
INTL FCStone, Inc. *	2,004	69,258
Invesco Ltd.	147,144	4,664,465
Invesco Mortgage Capital, Inc.	49,912	805,580
Investment Technology Group, Inc.	12,976	258,612
Janus Henderson Group plc *	50,595	1,582,613
KCG Holdings, Inc., Class A *	32,032	636,156
Ladder Capital Corp., Class A	25,447	358,039
Lazard Ltd., Class A	46,684	2,077,438
Legg Mason, Inc.	35,181	1,297,123
LendingClub Corp. *	115,911	637,510
Leucadia National Corp.	122,097	2,977,946
LPL Financial Holdings, Inc.	31,050	1,208,776
MarketAxess Holdings, Inc.	13,892	2,647,537
MFA Financial, Inc.	121,212	1,008,484
Moelis & Co., Class A	13,268	465,707
Moody's Corp.	59,832	7,087,100

5

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Morgan Stanley	514,672	21,482,409
Morningstar, Inc.	6,530	477,865
MSCI, Inc.	34,155	3,474,588
MTGE Investment Corp.	21,906	399,785
Nasdaq, Inc.	40,492	2,739,284
Navient Corp.	119,448	1,723,635
Nelnet, Inc., Class A	9,400	369,514
New Residential Investment Corp.	110,329	1,775,194
Northern Trust Corp.	74,592	6,522,324
OneMain Holdings, Inc. *	20,679	466,518
PennyMac Mortgage Investment Trust	29,416	515,368
Piper Jaffray Cos.	9,729	570,606
PJT Partners, Inc., Class A	16,030	619,880
PRA Group, Inc. *	16,250	565,500
Raymond James Financial, Inc.	41,068	2,967,984
Redwood Trust, Inc.	34,188	578,461
S&P Global, Inc.	92,618	13,226,777
Santander Consumer USA Holdings, Inc. *	44,943	502,013
SEI Investments Co.	44,100	2,208,969
SLM Corp. *	150,008	1,558,583
Starwood Property Trust, Inc.	81,187	1,787,738
State Street Corp.	129,451	10,545,078
Stifel Financial Corp. *	19,323	823,739
Synchrony Financial	275,707	7,402,733
T. Rowe Price Group, Inc.	87,024	6,129,971
TD Ameritrade Holding Corp.	91,596	3,422,027
The Bank of New York Mellon Corp.	377,114	17,769,612
The Charles Schwab Corp. (b)	435,135	16,861,481
The Goldman Sachs Group, Inc.	132,677	28,029,343
Two Harbors Investment Corp.	118,688	1,184,506
Virtus Investment Partners, Inc.	4,123	415,186
Voya Financial, Inc.	66,989	2,289,684
Waddell & Reed Financial, Inc., Class A	34,915	584,477
Westwood Holdings Group, Inc.	6,852	373,982
WisdomTree Investments, Inc.	42,850	407,504
		440,493,853

Energy 5.6%
Anadarko Petroleum Corp.	202,862	10,250,617
Antero Resources Corp. *	50,054	1,029,611
Apache Corp.	134,247	6,277,390
Arch Coal, Inc., Class A	8,280	585,976
Archrock, Inc.	31,082	326,361
Atwood Oceanics, Inc. *	27,320	274,293
Baker Hughes, Inc.	156,616	8,637,372
Bristow Group, Inc.	11,927	78,122
Cabot Oil & Gas Corp.	169,478	3,760,717
California Resources Corp. *(a)	20,740	225,859
Callon Petroleum Co. *	74,798	846,713
Carrizo Oil & Gas, Inc. *	26,481	580,993
Centennial Resource Development, Inc., Class A *	53,784	838,493
Cheniere Energy, Inc. *	87,191	4,247,945
Chesapeake Energy Corp. *	276,684	1,400,021
Chevron Corp.	682,489	70,623,962
Cimarex Energy Co.	34,317	3,691,137
Concho Resources, Inc. *	53,482	6,780,448
ConocoPhillips	446,125	19,937,326
CONSOL Energy, Inc. *	63,633	923,315
Continental Resources, Inc. *	31,358	1,179,061
Core Laboratories N.V.	15,560	1,590,854
Delek US Holdings, Inc.	22,655	555,501
Denbury Resources, Inc. *	216,054	330,563
Devon Energy Corp.	193,063	6,560,281
Diamond Offshore Drilling, Inc. *(a)	23,730	274,081
Diamondback Energy, Inc. *	31,879	2,957,096
Dril-Quip, Inc. *	13,904	689,638
Energen Corp. *	32,240	1,838,970
Security	Number of Shares	Value ($)
Ensco plc, Class A	109,975	686,244
EOG Resources, Inc.	204,500	18,468,395
EQT Corp.	63,495	3,509,369
Exterran Corp. *	16,450	463,890
Extraction Oil & Gas, Inc. *	29,407	418,756
Exxon Mobil Corp.	1,491,816	120,091,188
Fairmount Santrol Holdings, Inc. *	56,368	268,312
Forum Energy Technologies, Inc. *	37,956	616,785
Frank's International N.V. (a)	42,799	320,137
Green Plains, Inc.	23,662	505,184
Gulfport Energy Corp. *	79,575	1,141,901
Halliburton Co.	306,715	13,860,451
Helix Energy Solutions Group, Inc. *	60,198	299,786
Helmerich & Payne, Inc.	40,968	2,157,375
Hess Corp.	97,039	4,453,120
HollyFrontier Corp.	57,879	1,383,308
Kinder Morgan, Inc.	680,461	12,765,448
Kosmos Energy Ltd. *	97,546	585,276
Laredo Petroleum, Inc. *	48,635	571,461
Marathon Oil Corp.	301,999	3,932,027
Marathon Petroleum Corp.	192,192	10,001,672
Matador Resources Co. *	49,953	1,138,429
Matrix Service Co. *	16,930	137,979
McDermott International, Inc. *	113,308	703,643
Murphy Oil Corp.	56,480	1,378,677
Nabors Industries Ltd.	105,822	931,234
National Oilwell Varco, Inc.	131,938	4,310,414
Natural Gas Services Group, Inc. *	7,820	204,884
Newfield Exploration Co. *	71,657	2,327,419
Newpark Resources, Inc. *	33,519	248,041
Noble Corp. plc	90,185	365,249
Noble Energy, Inc.	178,082	5,109,173
Oasis Petroleum, Inc. *	71,887	701,617
Occidental Petroleum Corp.	274,799	16,193,905
Oceaneering International, Inc.	37,680	918,638
Oil States International, Inc. *	13,604	397,917
ONEOK, Inc.	77,771	3,863,663
Par Pacific Holdings, Inc. *	28,707	494,047
Parsley Energy, Inc., Class A *	86,944	2,577,890
Patterson-UTI Energy, Inc.	59,954	1,278,219
PBF Energy, Inc., Class A	49,007	946,815
PDC Energy, Inc. *	17,897	888,765
Phillips 66	158,380	12,054,302
Pioneer Natural Resources Co.	60,209	10,046,474
QEP Resources, Inc. *	91,131	911,310
Range Resources Corp.	63,141	1,456,031
Rice Energy, Inc. *	48,909	978,180
Rowan Cos. plc, Class A *	57,512	692,444
RPC, Inc. (a)	28,748	540,175
RSP Permian, Inc. *	36,478	1,298,252
Sanchez Energy Corp. *(a)	48,290	289,257
Schlumberger Ltd.	496,067	34,521,303
SEACOR Holdings, Inc. *	6,216	380,481
SemGroup Corp., Class A	18,754	581,374
SM Energy Co.	36,243	615,044
Southwestern Energy Co. *	183,701	1,113,228
SRC Energy, Inc. *	92,484	636,290
Superior Energy Services, Inc. *	68,452	709,847
Targa Resources Corp.	66,326	3,046,353
TechnipFMC plc *	162,106	4,692,969
Teekay Corp. (a)	46,322	283,027
Tesoro Corp.	41,002	3,413,006
The Williams Cos., Inc.	303,614	8,683,360
Transocean Ltd. *	137,450	1,249,420
Unit Corp. *	31,060	553,800
US Silica Holdings, Inc.	24,928	947,264
Valero Energy Corp.	165,881	10,196,705
Weatherford International plc *	370,093	1,776,446
Western Refining, Inc.	29,785	1,078,217

6

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Whiting Petroleum Corp. *	105,058	741,709
World Fuel Services Corp.	36,679	1,296,236
WPX Energy, Inc. *	154,350	1,670,067
		505,361,990

Food & Staples Retailing 1.8%
Casey's General Stores, Inc.	14,644	1,704,415
Costco Wholesale Corp.	158,605	28,617,100
CVS Health Corp.	375,673	28,862,957
Ingles Markets, Inc., Class A	7,184	262,934
Performance Food Group Co. *	37,976	1,074,721
PriceSmart, Inc.	10,182	898,561
Rite Aid Corp. *	362,239	1,235,235
Smart & Final Stores, Inc. *(a)	9,827	128,734
SpartanNash Co.	8,212	244,718
Sprouts Farmers Market, Inc. *	47,005	1,126,240
Sysco Corp.	184,427	10,062,337
The Andersons, Inc.	9,724	341,312
The Kroger Co.	342,168	10,189,763
United Natural Foods, Inc. *	16,540	660,608
US Foods Holding Corp. *	33,235	995,721
Wal-Mart Stores, Inc.	541,120	42,532,032
Walgreens Boots Alliance, Inc.	306,423	24,826,391
Weis Markets, Inc.	6,216	320,870
Whole Foods Market, Inc.	115,476	4,040,505
		158,125,154

Food, Beverage & Tobacco 4.9%
AdvancePierre Foods Holdings, Inc.	23,161	932,693
Altria Group, Inc.	696,680	52,557,539
Archer-Daniels-Midland Co.	204,655	8,509,555
B&G Foods, Inc.	26,600	1,078,630
Blue Buffalo Pet Products, Inc. *	32,395	760,958
Brown-Forman Corp., Class A	18,932	1,004,153
Brown-Forman Corp., Class B	70,722	3,674,008
Bunge Ltd.	56,738	4,537,338
Cal-Maine Foods, Inc. *(a)	19,750	734,700
Calavo Growers, Inc.	7,284	493,127
Campbell Soup Co.	70,718	4,076,893
Coca-Cola Bottling Co. Consolidated	1,500	341,610
ConAgra Brands, Inc.	149,604	5,765,738
Constellation Brands, Inc., Class A	62,129	11,354,075
Darling Ingredients, Inc. *	67,106	1,051,551
Dean Foods Co.	31,233	569,690
Dr. Pepper Snapple Group, Inc.	66,119	6,136,504
Flowers Foods, Inc.	78,183	1,444,822
Fresh Del Monte Produce, Inc.	15,540	787,567
General Mills, Inc.	209,151	11,867,228
Hormel Foods Corp.	99,456	3,344,705
Ingredion, Inc.	26,843	3,062,518
J&J Snack Foods Corp.	7,333	954,023
Kellogg Co.	87,550	6,268,580
Lamb Weston Holdings, Inc.	49,868	2,314,374
Lancaster Colony Corp.	6,228	771,213
McCormick & Co., Inc. Non-Voting Shares	38,980	4,059,767
Mead Johnson Nutrition Co.	68,688	6,142,081
MGP Ingredients, Inc.	8,746	447,883
Molson Coors Brewing Co., Class B	64,076	6,073,764
Mondelez International, Inc., Class A	546,719	25,471,638
Monster Beverage Corp. *	149,310	7,549,114
National Beverage Corp.	6,023	577,907
PepsiCo, Inc.	513,331	59,992,994
Philip Morris International, Inc.	557,897	66,836,061
Pilgrim's Pride Corp. *	28,349	659,681
Pinnacle Foods, Inc.	43,547	2,713,414
Post Holdings, Inc. *	20,411	1,639,820
Reynolds American, Inc.	293,287	19,723,551
Security	Number of Shares	Value ($)
Sanderson Farms, Inc.	6,884	817,131
Seaboard Corp.	76	307,763
Snyder's-Lance, Inc.	26,842	986,443
The Boston Beer Co., Inc., Class A *	3,108	443,667
The Coca-Cola Co.	1,399,115	63,617,759
The Hain Celestial Group, Inc. *	34,567	1,207,425
The Hershey Co.	48,690	5,612,496
The J.M. Smucker Co.	40,671	5,199,787
The Kraft Heinz Co.	215,804	19,897,129
Tootsie Roll Industries, Inc. (a)	10,272	356,438
TreeHouse Foods, Inc. *	21,833	1,685,071
Tyson Foods, Inc., Class A	102,884	5,899,369
Universal Corp.	11,000	730,400
Vector Group Ltd.	33,086	719,290
		443,761,635

Health Care Equipment & Services 5.4%
Abaxis, Inc.	13,559	656,256
Abbott Laboratories	615,530	28,105,100
ABIOMED, Inc. *	15,721	2,160,537
Acadia Healthcare Co., Inc. *	23,507	971,779
Accuray, Inc. *	57,256	234,750
Aetna, Inc.	126,822	18,371,435
Alere, Inc. *	27,972	1,356,922
Align Technology, Inc. *	27,126	3,938,695
Allscripts Healthcare Solutions, Inc. *	65,268	744,708
Amedisys, Inc. *	7,551	452,456
AmerisourceBergen Corp.	60,697	5,570,164
AMN Healthcare Services, Inc. *	22,756	824,905
Analogic Corp.	3,312	238,133
Anika Therapeutics, Inc. *	7,580	350,727
Anthem, Inc.	95,183	17,356,620
athenahealth, Inc. *	16,455	2,204,641
AtriCure, Inc. *	24,055	502,509
Atrion Corp.	600	330,990
Baxter International, Inc.	180,593	10,710,971
Becton Dickinson & Co.	76,628	14,500,316
BioTelemetry, Inc. *	22,355	644,942
Boston Scientific Corp. *	482,331	13,037,407
Brookdale Senior Living, Inc. *	66,687	916,279
C.R. Bard, Inc.	25,225	7,754,922
Cantel Medical Corp.	12,985	1,010,493
Capital Senior Living Corp. *	16,710	231,266
Cardinal Health, Inc.	115,290	8,564,894
Cardiovascular Systems, Inc. *	20,856	626,306
Centene Corp. *	66,093	4,800,335
Cerner Corp. *	103,246	6,747,126
Cerus Corp. *	64,700	148,163
Chemed Corp.	6,263	1,281,785
Cigna Corp.	93,451	15,067,105
Community Health Systems, Inc. *	50,768	449,297
CONMED Corp.	9,361	475,258
Danaher Corp.	218,004	18,517,260
DaVita, Inc. *	54,369	3,602,490
DENTSPLY SIRONA, Inc.	83,002	5,272,287
DexCom, Inc. *	32,038	2,141,420
Edwards Lifesciences Corp. *	75,776	8,719,544
Envision Healthcare Corp. *	42,525	2,322,290
Express Scripts Holding Co. *	219,546	13,117,873
GenMark Diagnostics, Inc. *	35,462	458,878
Globus Medical, Inc., Class A *	33,677	1,035,568
Haemonetics Corp. *	18,648	760,465
Halyard Health, Inc. *	15,839	569,254
HCA Healthcare, Inc. *	106,525	8,725,463
HealthEquity, Inc. *	16,850	771,730
HealthSouth Corp.	31,080	1,408,856
HealthStream, Inc. *	12,924	360,192
Henry Schein, Inc. *	28,514	5,245,720

7

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hill-Rom Holdings, Inc.	21,756	1,683,044
HMS Holdings Corp. *	35,462	646,118
Hologic, Inc. *	104,551	4,528,104
Humana, Inc.	53,316	12,383,174
ICU Medical, Inc. *	5,762	929,411
IDEXX Laboratories, Inc. *	31,692	5,336,616
Inogen, Inc. *	6,584	583,606
Insulet Corp. *	23,662	993,094
Integer Holdings Corp. *	13,954	553,974
Integra LifeSciences Holdings Corp. *	18,676	940,337
Intuitive Surgical, Inc. *	13,124	12,004,260
K2M Group Holdings, Inc. *	16,910	384,702
Laboratory Corp. of America Holdings *	34,482	4,792,998
LHC Group, Inc. *	7,184	432,477
LifePoint Health, Inc. *	13,016	791,373
LivaNova plc *	16,508	938,315
Magellan Health, Inc. *	12,432	854,700
Masimo Corp. *	18,648	1,623,122
McKesson Corp.	77,062	12,568,041
Medidata Solutions, Inc. *	17,144	1,220,310
MEDNAX, Inc. *	31,680	1,720,224
Medtronic plc	495,660	41,774,225
Merit Medical Systems, Inc. *	15,540	551,670
Molina Healthcare, Inc. *	13,580	876,861
National HealthCare Corp.	3,161	216,528
Natus Medical, Inc. *	9,881	334,966
Neogen Corp. *	13,022	824,162
Nevro Corp. *	7,384	508,241
NuVasive, Inc. *	16,913	1,268,982
NxStage Medical, Inc. *	20,580	445,763
Omnicell, Inc. *	11,755	469,024
OraSure Technologies, Inc. *	46,010	693,371
Orthofix International N.V. *	9,826	409,449
Owens & Minor, Inc.	21,756	693,581
Patterson Cos., Inc.	28,166	1,243,810
Penumbra, Inc. *	9,895	819,801
PharMerica Corp. *	16,105	397,793
Premier, Inc., Class A *	24,155	833,831
Quality Systems, Inc. *	26,836	412,201
Quest Diagnostics, Inc.	47,404	5,156,133
Quidel Corp. *	9,913	246,041
ResMed, Inc.	49,728	3,535,661
Select Medical Holdings Corp. *	48,175	645,545
STERIS plc	28,046	2,175,248
Stryker Corp.	111,283	15,909,018
Teladoc, Inc. *	20,838	637,643
Teleflex, Inc.	15,540	3,108,311
Tenet Healthcare Corp. *	28,723	475,078
The Cooper Cos., Inc.	19,963	4,366,906
The Ensign Group, Inc.	26,620	489,276
The Providence Service Corp. *	7,484	349,802
The Spectranetics Corp. *	13,216	356,832
Tivity Health, Inc. *	16,615	564,079
Triple-S Management Corp., Class B *	16,810	273,499
UnitedHealth Group, Inc.	346,274	60,660,279
Universal Health Services, Inc., Class B	31,080	3,532,553
US Physical Therapy, Inc.	7,384	467,038
Varex Imaging Corp. *	12,947	444,729
Varian Medical Systems, Inc. *	32,369	3,205,178
VCA, Inc. *	27,972	2,577,060
Veeva Systems, Inc., Class A *	41,871	2,660,483
WellCare Health Plans, Inc. *	15,540	2,669,772
West Pharmaceutical Services, Inc.	24,864	2,412,305
Wright Medical Group N.V. *	38,732	1,034,919
Zimmer Biomet Holdings, Inc.	70,075	8,353,641
		489,356,770

Security	Number of Shares	Value ($)
Household & Personal Products 1.7%
Avon Products, Inc. *	172,830	587,622
Central Garden & Pet Co., Class A *	12,792	369,817
Church & Dwight Co., Inc.	90,587	4,679,724
Colgate-Palmolive Co.	320,595	24,480,634
Coty, Inc., Class A	190,643	3,610,778
Edgewell Personal Care Co. *	21,870	1,599,572
Energizer Holdings, Inc.	21,870	1,172,232
Herbalife Ltd. *(a)	29,176	2,094,253
HRG Group, Inc. *	51,006	967,584
Kimberly-Clark Corp.	128,202	16,631,646
Nu Skin Enterprises, Inc., Class A	14,360	788,077
Revlon, Inc., Class A *	9,683	180,104
Spectrum Brands Holdings, Inc.	10,227	1,375,020
The Clorox Co.	47,451	6,440,524
The Estee Lauder Cos., Inc., Class A	81,194	7,643,603
The Procter & Gamble Co.	923,097	81,315,615
USANA Health Sciences, Inc. *	3,966	255,410
WD-40 Co.	6,905	729,859
		154,922,074

Insurance 3.0%
Aflac, Inc.	147,920	11,150,210
Alleghany Corp. *	4,847	2,846,837
Allied World Assurance Co. Holdings AG	37,296	1,960,651
Ambac Financial Group, Inc. *	15,645	258,455
American Equity Investment Life Holding Co.	44,087	1,104,820
American Financial Group, Inc.	25,410	2,537,188
American International Group, Inc.	317,468	20,200,489
American National Insurance Co.	3,235	380,210
AMERISAFE, Inc.	6,222	322,300
AmTrust Financial Services, Inc.	39,420	517,979
Aon plc	94,159	12,326,355
Arch Capital Group Ltd. *	44,530	4,330,542
Argo Group International Holdings Ltd.	10,705	662,639
Arthur J. Gallagher & Co.	64,510	3,659,652
Aspen Insurance Holdings Ltd.	24,864	1,263,091
Assurant, Inc.	20,386	1,997,420
Assured Guaranty Ltd.	45,859	1,791,253
Athene Holding Ltd., Class A *	18,707	921,881
Axis Capital Holdings Ltd.	34,957	2,292,480
Brown & Brown, Inc.	40,404	1,754,746
Chubb Ltd.	165,448	23,690,499
Cincinnati Financial Corp.	52,836	3,702,747
CNA Financial Corp.	12,448	567,629
CNO Financial Group, Inc.	78,108	1,600,433
Employers Holdings, Inc.	12,432	497,902
Enstar Group Ltd. *	4,765	894,152
Erie Indemnity Co., Class A	9,338	1,099,736
Everest Re Group Ltd.	13,880	3,534,542
FBL Financial Group, Inc., Class A	6,488	408,420
First American Financial Corp.	37,296	1,623,122
FNF Group	93,349	3,977,601
Genworth Financial, Inc., Class A *	183,736	672,474
Horace Mann Educators Corp.	13,037	498,665
Infinity Property & Casualty Corp.	3,108	297,591
Kemper Corp.	18,648	711,421
Lincoln National Corp.	81,513	5,296,715
Loews Corp.	94,015	4,433,747
Maiden Holdings Ltd.	15,905	167,798
Markel Corp. *	5,168	5,050,428
Marsh & McLennan Cos., Inc.	184,003	14,271,273
MBIA, Inc. *	78,275	641,072
Mercury General Corp.	12,432	696,192
MetLife, Inc.	400,163	20,244,246
National General Holdings Corp.	22,729	499,129

8

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
National Western Life Group, Inc., Class A	1,100	337,865
Old Republic International Corp.	80,952	1,601,231
Primerica, Inc.	15,540	1,121,988
Principal Financial Group, Inc.	96,390	6,063,895
ProAssurance Corp.	19,520	1,162,416
Prudential Financial, Inc.	155,606	16,315,289
Reinsurance Group of America, Inc.	24,864	3,095,817
RenaissanceRe Holdings Ltd.	14,122	2,017,469
RLI Corp.	19,596	1,088,362
Safety Insurance Group, Inc.	6,216	413,675
Selective Insurance Group, Inc.	18,648	952,913
Stewart Information Services Corp.	6,988	316,137
The Allstate Corp.	131,902	11,388,419
The Hanover Insurance Group, Inc.	13,360	1,114,090
The Hartford Financial Services Group, Inc.	128,891	6,365,926
The Navigators Group, Inc.	6,228	330,084
The Progressive Corp.	199,164	8,450,528
The Travelers Cos., Inc.	99,671	12,443,924
Third Point Reinsurance Ltd. *	38,492	506,170
Torchmark Corp.	39,235	2,962,242
United Fire Group, Inc.	6,422	277,751
Universal Insurance Holdings, Inc.	19,696	485,506
Unum Group	81,451	3,663,666
Validus Holdings Ltd.	31,319	1,672,435
W.R. Berkley Corp.	37,440	2,582,986
White Mountains Insurance Group Ltd.	1,812	1,558,465
Willis Towers Watson plc	47,031	6,896,155
XL Group Ltd.	100,846	4,405,962
		266,948,098

Materials 3.3%
A. Schulman, Inc.	9,477	277,676
AdvanSix, Inc. *	10,631	305,854
Air Products & Chemicals, Inc.	78,906	11,367,198
AK Steel Holding Corp. *	112,436	685,860
Albemarle Corp.	38,264	4,346,790
Alcoa Corp.	51,670	1,702,010
Allegheny Technologies, Inc.	49,956	770,821
AptarGroup, Inc.	21,756	1,849,478
Ashland Global Holdings, Inc.	25,196	1,676,542
Avery Dennison Corp.	31,704	2,671,379
Axalta Coating Systems Ltd. *	81,244	2,542,937
Balchem Corp.	12,432	978,647
Ball Corp.	121,910	4,986,119
Bemis Co., Inc.	35,982	1,606,237
Berry Global Group, Inc. *	50,364	2,920,608
Boise Cascade Co. *	12,564	338,600
Cabot Corp.	21,756	1,136,316
Calgon Carbon Corp.	18,718	262,988
Carpenter Technology Corp.	16,091	586,839
Celanese Corp., Series A	50,112	4,337,194
Century Aluminum Co. *	35,553	512,674
CF Industries Holdings, Inc.	84,725	2,279,103
Clearwater Paper Corp. *	9,324	432,167
Cliffs Natural Resources, Inc. *	88,028	518,485
Coeur Mining, Inc. *	87,101	808,297
Commercial Metals Co.	40,404	731,312
Compass Minerals International, Inc.	12,432	797,513
Crown Holdings, Inc. *	50,022	2,888,270
Deltic Timber Corp.	3,336	226,381
Domtar Corp.	24,864	904,552
E.I. du Pont de Nemours & Co.	310,014	24,466,305
Eagle Materials, Inc.	16,122	1,520,305
Eastman Chemical Co.	52,836	4,232,692
Ecolab, Inc.	94,023	12,490,015
Ferro Corp. *	28,249	473,453
Flotek Industries, Inc. *(a)	12,944	127,887
FMC Corp.	46,667	3,517,292
Security	Number of Shares	Value ($)
Freeport-McMoRan, Inc. *	479,251	5,506,594
GCP Applied Technologies, Inc. *	25,535	768,604
Graphic Packaging Holding Co.	112,007	1,513,215
Greif, Inc., Class A	10,326	613,881
H.B. Fuller Co.	15,782	800,937
Hawkins, Inc.	8,252	388,257
Haynes International, Inc.	6,216	222,533
Hecla Mining Co.	154,034	884,155
Huntsman Corp.	69,164	1,653,020
Ingevity Corp. *	14,087	832,119
Innophos Holdings, Inc.	9,324	394,312
Innospec, Inc.	10,995	703,680
International Flavors & Fragrances, Inc.	27,972	3,857,059
International Paper Co.	149,992	7,931,577
Kaiser Aluminum Corp.	6,216	511,950
KapStone Paper & Packaging Corp.	35,505	750,221
Koppers Holdings, Inc. *	12,960	467,208
Kraton Corp. *	9,622	310,791
Louisiana-Pacific Corp. *	46,620	1,038,694
LyondellBasell Industries N.V., Class A	117,309	9,445,721
Martin Marietta Materials, Inc.	22,832	5,116,651
Materion Corp.	6,322	216,212
McEwen Mining, Inc. (a)	109,175	278,396
Mercer International, Inc.	32,320	376,528
Minerals Technologies, Inc.	12,460	896,497
Monsanto Co.	155,898	18,305,543
Neenah Paper, Inc.	3,561	277,758
NewMarket Corp.	3,234	1,504,942
Newmont Mining Corp.	190,616	6,509,536
Nucor Corp.	113,154	6,574,247
Olin Corp.	53,507	1,569,895
Owens-Illinois, Inc. *	58,470	1,319,668
P.H. Glatfelter Co.	12,876	236,017
Packaging Corp. of America	34,188	3,492,646
Platform Specialty Products Corp. *	95,500	1,191,840
PolyOne Corp.	31,080	1,160,527
PPG Industries, Inc.	94,584	10,059,954
Praxair, Inc.	102,934	13,617,139
Quaker Chemical Corp.	6,216	866,448
Reliance Steel & Aluminum Co.	24,911	1,817,257
Royal Gold, Inc.	21,771	1,750,824
RPM International, Inc.	46,620	2,528,203
Schnitzer Steel Industries, Inc., Class A	22,694	437,994
Schweitzer-Mauduit International, Inc.	12,432	463,465
Sealed Air Corp.	74,746	3,320,217
Sensient Technologies Corp.	18,648	1,497,248
Silgan Holdings, Inc.	31,282	995,080
Sonoco Products Co.	34,188	1,733,674
Steel Dynamics, Inc.	88,960	3,023,750
Stepan Co.	6,216	525,998
Summit Materials, Inc., Class A *	53,213	1,429,301
The Chemours Co.	71,158	2,845,608
The Dow Chemical Co.	399,488	24,752,277
The Mosaic Co.	126,757	2,868,511
The Scotts Miracle-Gro Co., Class A	15,540	1,345,919
The Sherwin-Williams Co.	28,879	9,581,186
The Valspar Corp.	25,388	2,868,590
TimkenSteel Corp. *	23,661	309,959
Trinseo S.A.	13,396	863,372
Tronox Ltd., Class A	46,675	709,460
United States Steel Corp.	68,442	1,427,016
US Concrete, Inc. *	6,984	461,642
Valvoline, Inc.	89,909	2,011,264
Vulcan Materials Co.	46,993	5,857,677
W.R. Grace & Co.	25,535	1,830,604
Westlake Chemical Corp.	12,726	782,140

9

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WestRock Co.	87,227	4,746,893
Worthington Industries, Inc.	11,828	496,421
		297,723,318

Media 3.1%
AMC Entertainment Holdings, Inc., Class A	13,268	298,530
AMC Networks, Inc., Class A *	21,756	1,152,633
Cable One, Inc.	1,612	1,158,383
CBS Corp., Class B Non-Voting Shares	138,384	8,456,646
Charter Communications, Inc., Class A *	77,311	26,714,816
Cinemark Holdings, Inc.	48,011	1,899,795
Comcast Corp., Class A	1,708,162	71,213,274
Discovery Communications, Inc., Class A *	50,158	1,329,187
Discovery Communications, Inc., Class C *	78,927	2,038,684
DISH Network Corp., Class A *	78,348	4,996,252
Gannett Co., Inc.	38,463	301,935
Gray Television, Inc. *	42,536	512,559
John Wiley & Sons, Inc., Class A	15,940	808,158
Liberty Broadband Corp., Class A *	7,476	659,757
Liberty Broadband Corp., Class C *	25,850	2,305,045
Liberty Global plc LiLAC, Class A *	22,661	478,374
Liberty Global plc LiLAC, Class C *	43,211	905,703
Liberty Global plc, Class A *	94,735	2,896,996
Liberty Global plc, Series C *	229,133	6,809,833
Liberty Media Corp. - Liberty Braves, Class C *	12,727	296,794
Liberty Media Corp. - Liberty Formula One, Class A *	6,251	199,407
Liberty Media Corp. - Liberty Formula One, Class C *	19,575	651,848
Liberty Media Corp. - Liberty SiriusXM, Class A *	36,029	1,501,328
Liberty Media Corp. - Liberty SiriusXM, Class C *	66,278	2,761,804
Lions Gate Entertainment Corp., Class A	19,840	537,664
Lions Gate Entertainment Corp., Class B *	37,584	950,499
Live Nation Entertainment, Inc. *	46,711	1,611,062
Meredith Corp.	15,540	840,714
MSG Networks, Inc., Class A *	19,101	402,076
National CineMedia, Inc.	21,784	158,370
New Media Investment Group, Inc.	20,480	264,806
News Corp., Class A	168,552	2,255,226
Nexstar Media Group, Inc.	17,227	985,384
Omnicom Group, Inc.	87,222	7,302,226
Regal Entertainment Group, Class A	27,972	581,818
Scholastic Corp.	10,404	442,482
Scripps Networks Interactive, Inc., Class A	35,074	2,322,600
Sinclair Broadcast Group, Inc., Class A	22,907	742,187
Sirius XM Holdings, Inc. (a)	611,164	3,208,611
TEGNA, Inc.	78,042	1,852,717
The E.W. Scripps Co., Class A *	25,987	446,457
The Interpublic Group of Cos., Inc.	149,219	3,720,030
The Madison Square Garden Co., Class A *	6,367	1,244,175
The New York Times Co., Class A	55,944	984,614
The Walt Disney Co.	522,618	56,411,387
Time Warner, Inc.	276,384	27,497,444
Time, Inc.	37,689	471,113
Tribune Media Co., Class A	26,496	1,012,147
Twenty-First Century Fox, Inc., Class A	380,002	10,305,654
Twenty-First Century Fox, Inc., Class B	172,596	4,642,832
Viacom, Inc., Class A	7,484	287,386
Viacom, Inc., Class B	120,111	4,178,662
World Wrestling Entertainment, Inc., Class A (a)	17,410	355,338
		276,363,422

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.9%
AbbVie, Inc.	573,087	37,835,204
ACADIA Pharmaceuticals, Inc. *	31,830	818,349
Accelerate Diagnostics, Inc. *(a)	9,519	265,580
Acceleron Pharma, Inc. *	9,424	240,406
Acorda Therapeutics, Inc. *	18,740	258,612
Aduro Biotech, Inc. *	28,285	282,850
Aerie Pharmaceuticals, Inc. *	19,490	1,080,720
Agilent Technologies, Inc.	118,104	7,126,395
Agios Pharmaceuticals, Inc. *	13,304	620,898
Akorn, Inc. *	31,470	1,047,007
Alder Biopharmaceuticals, Inc. *	22,261	342,819
Alexion Pharmaceuticals, Inc. *	81,412	7,980,818
Alkermes plc *	58,126	3,357,358
Allergan plc	119,747	26,793,391
Alnylam Pharmaceuticals, Inc. *	25,411	1,663,404
AMAG Pharmaceuticals, Inc. *	13,160	227,668
Amgen, Inc.	265,033	41,143,723
Amicus Therapeutics, Inc. *	47,135	378,023
Amphastar Pharmaceuticals, Inc. *	21,755	371,358
Arena Pharmaceuticals, Inc. *	196,238	255,109
Array BioPharma, Inc. *	54,930	416,369
Avexis, Inc. *	7,580	536,285
Bio-Rad Laboratories, Inc., Class A *	8,216	1,836,112
Bio-Techne Corp.	12,432	1,393,379
BioCryst Pharmaceuticals, Inc. *	49,445	254,642
Biogen, Inc. *	77,092	19,101,085
BioMarin Pharmaceutical, Inc. *	60,324	5,286,795
Bioverativ, Inc. *	39,249	2,162,227
Bluebird Bio, Inc. *	14,160	1,066,956
Blueprint Medicines Corp. *	14,260	511,649
Bristol-Myers Squibb Co.	602,948	32,529,045
Bruker Corp.	37,759	1,027,422
Cambrex Corp. *	9,723	523,097
Catalent, Inc. *	44,926	1,596,221
Celgene Corp. *	278,748	31,891,559
Celldex Therapeutics, Inc. *	92,254	261,079
Charles River Laboratories International, Inc. *	15,834	1,457,520
Clovis Oncology, Inc. *	15,525	802,021
Coherus Biosciences, Inc. *	10,722	211,760
Corcept Therapeutics, Inc. *	72,095	815,394
Depomed, Inc. *	19,024	199,372
Dermira, Inc. *	7,756	212,670
Eagle Pharmaceuticals, Inc. *	3,942	287,569
Eli Lilly & Co.	349,373	27,799,610
Emergent BioSolutions, Inc. *	15,635	499,226
Endo International plc *	94,710	1,248,278
Epizyme, Inc. *	26,284	375,861
Exact Sciences Corp. *	39,880	1,454,424
Exelixis, Inc. *	88,566	1,657,070
FibroGen, Inc. *	22,030	579,389
Five Prime Therapeutics, Inc. *	11,695	330,384
Gilead Sciences, Inc.	471,047	30,566,240
Global Blood Therapeutics, Inc. *	12,892	348,084
Halozyme Therapeutics, Inc. *	46,575	549,585
Horizon Pharma plc *	60,494	604,940
Illumina, Inc. *	53,538	9,495,500
Impax Laboratories, Inc. *	49,768	758,962
INC Research Holdings, Inc., Class A *	16,659	947,064
Incyte Corp. *	64,443	8,334,413
Innoviva, Inc. *	43,724	534,307
Inovio Pharmaceuticals, Inc. *(a)	46,010	347,375
Insmed, Inc. *	38,592	595,089
Intercept Pharmaceuticals, Inc. *	6,255	699,934
Intersect ENT, Inc. *	26,720	676,016
Intra-Cellular Therapies, Inc. *	9,956	102,049
Intrexon Corp. *(a)	22,317	475,798

10

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ionis Pharmaceuticals, Inc. *	40,499	1,854,449
Ironwood Pharmaceuticals, Inc. *	41,647	737,568
Jazz Pharmaceuticals plc *	21,527	3,133,470
Johnson & Johnson	980,127	125,701,288
Juno Therapeutics, Inc. *(a)	32,160	747,077
Keryx Biopharmaceuticals, Inc. *	78,450	501,295
Kite Pharma, Inc. *	19,162	1,385,796
Lannett Co., Inc. *(a)	10,007	201,141
Lexicon Pharmaceuticals, Inc. *	13,686	189,551
Ligand Pharmaceuticals, Inc., Class B *	7,144	773,552
Lion Biotechnologies, Inc. *	34,230	176,285
Loxo Oncology, Inc. *	10,169	464,215
Luminex Corp.	15,540	314,840
Mallinckrodt plc *	38,355	1,654,251
Merck & Co., Inc.	985,249	64,149,562
Mettler-Toledo International, Inc. *	9,571	5,578,075
MiMedx Group, Inc. *(a)	25,828	353,327
Momenta Pharmaceuticals, Inc. *	27,320	396,140
Mylan N.V. *	170,472	6,644,999
Myriad Genetics, Inc. *	24,429	497,130
Nektar Therapeutics *	72,960	1,450,445
Neurocrine Biosciences, Inc. *	33,082	1,438,075
Omeros Corp. *(a)	35,815	541,165
OPKO Health, Inc. *(a)	135,454	831,688
Otonomy, Inc. *	22,055	270,174
Pacira Pharmaceuticals, Inc. *	10,685	474,414
PAREXEL International Corp. *	21,756	1,758,320
PerkinElmer, Inc.	44,209	2,787,820
Perrigo Co., plc	50,352	3,668,143
Pfizer, Inc.	2,142,719	69,959,775
Phibro Animal Health Corp., Class A	10,126	356,941
Portola Pharmaceuticals, Inc. *	22,030	811,805
PRA Health Sciences, Inc. *	16,254	1,174,351
Prestige Brands Holdings, Inc. *	22,163	1,116,572
Progenics Pharmaceuticals, Inc. *	38,276	243,818
Prothena Corp. plc *	14,260	727,403
Puma Biotechnology, Inc. *	10,718	819,927
Quintiles IMS Holdings, Inc. *	46,753	4,041,329
Radius Health, Inc. *(a)	14,060	486,757
Regeneron Pharmaceuticals, Inc. *	29,319	13,459,180
Repligen Corp. *	17,130	672,181
Retrophin, Inc. *	15,160	240,286
Sage Therapeutics, Inc. *	11,209	741,027
Sarepta Therapeutics, Inc. *	18,780	560,395
SciClone Pharmaceuticals, Inc. *	29,114	276,583
Seattle Genetics, Inc. *	38,015	2,432,200
Spark Therapeutics, Inc. *	7,484	381,160
Supernus Pharmaceuticals, Inc. *	17,310	650,856
Synergy Pharmaceuticals, Inc. *(a)	82,666	290,158
TESARO, Inc. *	11,924	1,780,372
The Medicines Co. *	29,693	1,180,891
TherapeuticsMD, Inc. *(a)	47,990	199,159
Theravance Biopharma, Inc. *	17,860	651,890
Thermo Fisher Scientific, Inc.	141,675	24,480,023
Ultragenyx Pharmaceutical, Inc. *	15,671	843,883
United Therapeutics Corp. *	15,752	1,904,259
Vanda Pharmaceuticals, Inc. *	24,920	342,650
Vertex Pharmaceuticals, Inc. *	88,726	10,966,534
VWR Corp. *	25,400	839,724
Waters Corp. *	28,114	5,049,837
Xencor, Inc. *	19,190	393,395
ZIOPHARM Oncology, Inc. *(a)	72,030	421,375
Zoetis, Inc.	178,513	11,117,790
		713,738,259

Security	Number of Shares	Value ($)
Real Estate 4.0%
Acadia Realty Trust	25,005	678,886
Agree Realty Corp.	12,668	576,774
Alexander & Baldwin, Inc.	15,540	621,911
Alexander's, Inc.	1,299	535,370
Alexandria Real Estate Equities, Inc.	29,528	3,445,327
Altisource Residential Corp.	36,115	496,220
American Assets Trust, Inc.	25,579	998,860
American Campus Communities, Inc.	47,690	2,263,367
American Homes 4 Rent, Class A	76,299	1,714,439
American Tower Corp.	153,593	20,149,866
Apartment Investment & Management Co., Class A	60,103	2,579,621
Apple Hospitality REIT, Inc.	56,756	1,062,472
Ashford Hospitality Prime, Inc.	26,020	250,312
AvalonBay Communities, Inc.	49,891	9,541,155
Boston Properties, Inc.	56,459	6,849,606
Brandywine Realty Trust	52,836	920,931
Brixmor Property Group, Inc.	97,141	1,752,424
Camden Property Trust	32,509	2,708,325
Care Capital Properties, Inc.	26,761	703,547
CareTrust REIT, Inc.	39,255	716,404
CBRE Group, Inc., Class A *	102,781	3,585,001
Cedar Realty Trust, Inc.	25,903	129,256
Chatham Lodging Trust	16,410	325,738
Chesapeake Lodging Trust	22,612	521,207
Colony NorthStar, Inc., Class A	204,972	2,896,254
Colony Starwood Homes	36,794	1,271,969
Columbia Property Trust, Inc.	63,468	1,370,909
CoreCivic, Inc.	57,054	1,640,302
CoreSite Realty Corp.	11,585	1,219,669
Corporate Office Properties Trust	38,392	1,294,962
Cousins Properties, Inc.	160,901	1,377,313
Crown Castle International Corp.	129,841	13,198,338
CubeSmart	63,156	1,576,374
CyrusOne, Inc.	25,141	1,414,433
DCT Industrial Trust, Inc.	33,554	1,768,631
DDR Corp.	105,803	907,790
DiamondRock Hospitality Co.	65,306	724,244
Digital Realty Trust, Inc.	56,587	6,688,017
Douglas Emmett, Inc.	56,004	2,125,912
Duke Realty Corp.	125,467	3,597,139
DuPont Fabros Technology, Inc.	31,825	1,738,600
EastGroup Properties, Inc.	12,432	1,012,462
Education Realty Trust, Inc.	26,552	1,017,207
Empire State Realty Trust, Inc., Class A	48,021	998,837
EPR Properties	20,452	1,450,251
Equinix, Inc.	29,298	12,920,711
Equity Commonwealth *	41,123	1,279,748
Equity LifeStyle Properties, Inc.	31,080	2,623,152
Equity Residential	134,915	8,781,617
Essex Property Trust, Inc.	23,953	6,154,005
Extra Space Storage, Inc.	48,134	3,728,941
Federal Realty Investment Trust	26,403	3,240,704
FelCor Lodging Trust, Inc.	43,512	311,981
First Industrial Realty Trust, Inc.	44,148	1,274,994
Forest City Realty Trust, Inc., Class A	72,686	1,655,060
Four Corners Property Trust, Inc.	22,972	565,571
Franklin Street Properties Corp.	51,400	578,250
Gaming & Leisure Properties, Inc.	68,328	2,508,321
Getty Realty Corp.	11,019	277,128
GGP, Inc.	224,392	4,999,454
Global Net Lease, Inc.	22,113	498,427
Government Properties Income Trust	25,252	545,443
Gramercy Property Trust	50,004	1,477,618
HCP, Inc.	174,136	5,457,422
Healthcare Realty Trust, Inc.	41,462	1,379,026
Healthcare Trust of America, Inc., Class A	62,379	1,914,411

11

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hersha Hospitality Trust	21,971	408,880
HFF, Inc., Class A	15,540	484,693
Highwoods Properties, Inc.	34,424	1,734,970
Hospitality Properties Trust	50,794	1,468,962
Host Hotels & Resorts, Inc.	252,828	4,548,376
Hudson Pacific Properties, Inc.	57,086	1,870,137
Investors Real Estate Trust	73,102	427,647
Invitation Homes, Inc.	29,107	626,383
Iron Mountain, Inc.	82,083	2,866,338
iStar, Inc. *	24,888	301,394
Jones Lang LaSalle, Inc.	15,540	1,794,404
Kennedy-Wilson Holdings, Inc.	33,184	650,406
Kilroy Realty Corp.	34,858	2,552,303
Kimco Realty Corp.	160,262	2,810,995
Kite Realty Group Trust	28,286	508,299
Lamar Advertising Co., Class A	28,664	2,006,767
LaSalle Hotel Properties	50,545	1,438,005
Lexington Realty Trust	62,174	597,492
Liberty Property Trust	49,976	2,053,514
Life Storage, Inc.	17,065	1,278,168
LTC Properties, Inc.	13,204	636,433
Mack-Cali Realty Corp.	29,170	776,214
Medical Properties Trust, Inc.	125,982	1,631,467
Mid-America Apartment Communities, Inc.	39,570	4,033,766
Monmouth Real Estate Investment Corp., Class A	22,654	330,748
Monogram Residential Trust, Inc.	90,894	875,309
National Health Investors, Inc.	14,475	1,093,152
National Retail Properties, Inc.	50,116	1,922,951
National Storage Affiliates Trust	21,755	527,559
New Senior Investment Group, Inc.	59,154	564,329
NorthStar Realty Europe Corp.	19,678	240,072
Omega Healthcare Investors, Inc.	75,466	2,363,595
One Liberty Properties, Inc.	9,422	210,111
Outfront Media, Inc.	45,762	1,045,662
Paramount Group, Inc.	50,370	776,705
Park Hotels & Resorts, Inc.	39,701	1,021,904
Parkway, Inc.	19,922	397,245
Pebblebrook Hotel Trust	25,982	803,363
Pennsylvania Real Estate Investment Trust	21,756	232,789
Physicians Realty Trust	47,390	963,913
Piedmont Office Realty Trust, Inc., Class A	62,160	1,317,170
Potlatch Corp.	15,540	710,955
Prologis, Inc.	186,654	10,366,763
PS Business Parks, Inc.	6,494	820,062
Public Storage	54,723	11,784,598
QTS Realty Trust, Inc., Class A	19,601	1,023,564
Ramco-Gershenson Properties Trust	27,320	343,959
Rayonier, Inc.	43,512	1,222,252
RE/MAX Holdings, Inc., Class A	7,580	402,877
Realogy Holdings Corp.	51,952	1,582,458
Realty Income Corp.	98,391	5,404,618
Regency Centers Corp.	49,003	2,982,323
Retail Opportunity Investments Corp.	28,746	568,021
Retail Properties of America, Inc., Class A	81,288	999,842
Rexford Industrial Realty, Inc.	28,278	770,575
RLJ Lodging Trust	47,673	970,146
Ryman Hospitality Properties, Inc.	16,289	1,049,174
Sabra Health Care REIT, Inc.	25,027	586,383
Saul Centers, Inc.	3,463	198,430
SBA Communications Corp. *	43,793	6,051,317
Select Income REIT	22,030	525,636
Senior Housing Properties Trust	87,997	1,860,257
Seritage Growth Properties, Class A (a)	9,598	376,721
Simon Property Group, Inc.	114,972	17,734,431
SL Green Realty Corp.	35,135	3,549,689
Spirit Realty Capital, Inc.	171,060	1,236,764
STAG Industrial, Inc.	24,928	672,557
STORE Capital Corp.	69,318	1,412,701
Security	Number of Shares	Value ($)
Summit Hotel Properties, Inc.	31,960	572,084
Sun Communities, Inc.	26,137	2,251,441
Sunstone Hotel Investors, Inc.	65,644	1,024,703
Tanger Factory Outlet Centers, Inc.	31,285	815,287
Taubman Centers, Inc.	21,756	1,330,379
Terreno Realty Corp.	17,310	565,691
The GEO Group, Inc.	42,032	1,258,438
The Howard Hughes Corp. *	10,824	1,387,204
The Macerich Co.	46,620	2,676,454
The St. Joe Co. *	34,188	603,418
Tier REIT, Inc.	33,350	539,269
UDR, Inc.	95,312	3,679,996
Uniti Group, Inc.	57,119	1,428,546
Universal Health Realty Income Trust	6,216	445,936
Urban Edge Properties	38,820	925,469
Urstadt Biddle Properties, Inc., Class A	10,722	200,716
Ventas, Inc.	129,010	8,577,875
VEREIT, Inc.	352,708	2,916,895
Vornado Realty Trust	65,308	6,021,398
Washington Prime Group, Inc.	75,160	573,471
Washington Real Estate Investment Trust	21,756	702,936
Weingarten Realty Investors	43,512	1,309,276
Welltower, Inc.	127,456	9,245,658
Weyerhaeuser Co.	267,187	8,806,483
WP Carey, Inc.	38,082	2,484,089
Xenia Hotels & Resorts, Inc.	38,650	691,835
		363,023,226

Retailing 5.1%
Aaron's, Inc.	27,972	1,021,537
Abercrombie & Fitch Co., Class A	38,276	504,860
Advance Auto Parts, Inc.	27,078	3,618,433
Amazon.com, Inc. *	143,347	142,575,793
American Eagle Outfitters, Inc.	66,049	759,563
Asbury Automotive Group, Inc. *	9,650	539,918
AutoNation, Inc. *	29,164	1,152,561
AutoZone, Inc. *	10,244	6,207,044
Bed Bath & Beyond, Inc.	57,718	1,986,076
Best Buy Co., Inc.	101,075	6,002,844
Big Lots, Inc.	21,884	1,068,596
Burlington Stores, Inc. *	26,994	2,641,363
Cabela's, Inc. *	15,822	835,876
Caleres, Inc.	18,660	510,164
CarMax, Inc. *	70,502	4,429,641
Chico's FAS, Inc.	54,405	514,671
Core-Mark Holding Co., Inc.	20,616	701,975
CST Brands, Inc.	25,565	1,235,556
Dick's Sporting Goods, Inc.	31,480	1,294,772
Dillard's, Inc., Class A	6,800	350,064
Dollar General Corp.	91,430	6,710,048
Dollar Tree, Inc. *	81,973	6,369,302
DSW, Inc., Class A	28,785	484,452
Etsy, Inc. *	38,512	516,446
Expedia, Inc.	44,887	6,453,853
Five Below, Inc. *	22,209	1,139,322
Foot Locker, Inc.	47,235	2,806,231
Francesca's Holdings Corp. *	6,916	87,557
Fred's, Inc., Class A (a)	12,445	171,243
FTD Cos., Inc. *	12,568	217,678
GameStop Corp., Class A	40,792	903,135
Genesco, Inc. *	9,324	346,853
Genuine Parts Co.	52,836	4,893,670
Group 1 Automotive, Inc.	9,324	560,839
Groupon, Inc. *	143,790	432,808
Haverty Furniture Cos., Inc.	15,529	371,920
HSN, Inc.	12,860	426,309
J.C. Penney Co., Inc. *(a)	109,499	514,645
Kohl's Corp.	63,644	2,445,839

12

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
L Brands, Inc.	89,048	4,594,877
Liberty Expedia Holdings, Inc., Class A *	18,908	986,430
Liberty Interactive Corp. QVC Group, Class A *	159,691	3,746,351
Liberty Ventures, Series A *	28,362	1,528,428
Lithia Motors, Inc., Class A	9,782	888,695
LKQ Corp. *	110,899	3,492,210
Lowe's Cos., Inc.	313,865	24,723,146
Lumber Liquidators Holdings, Inc. *(a)	22,770	659,875
Macy's, Inc.	104,804	2,462,894
Monro Muffler Brake, Inc.	9,534	472,886
Murphy USA, Inc. *	15,814	1,075,826
Netflix, Inc. *	154,454	25,186,814
Nordstrom, Inc. (a)	42,276	1,767,137
Nutrisystem, Inc.	13,168	685,394
O'Reilly Automotive, Inc. *	32,736	7,924,731
Office Depot, Inc.	205,290	1,049,032
Ollie's Bargain Outlet Holdings, Inc. *	16,430	676,095
Penske Automotive Group, Inc.	12,786	541,487
Pool Corp.	13,616	1,622,074
RH *(a)	13,660	766,463
Ross Stores, Inc.	141,531	9,046,662
Sally Beauty Holdings, Inc. *	52,836	952,105
Select Comfort Corp. *	16,630	478,944
Shutterfly, Inc. *	16,470	815,100
Signet Jewelers Ltd.	27,140	1,305,434
Sonic Automotive, Inc., Class A	15,550	292,340
Staples, Inc.	224,059	2,034,456
Tailored Brands, Inc.	33,160	352,159
Target Corp.	202,550	11,170,632
The Cato Corp., Class A	9,343	188,355
The Children's Place, Inc.	6,652	719,746
The Finish Line, Inc., Class A	23,962	338,104
The Gap, Inc.	91,130	2,050,425
The Home Depot, Inc.	439,795	67,512,930
The Michaels Cos., Inc. *	42,862	828,522
The Priceline Group, Inc. *	17,634	33,100,605
The TJX Cos., Inc.	237,582	17,868,542
Tiffany & Co.	40,451	3,517,619
Tractor Supply Co.	50,972	2,811,106
TripAdvisor, Inc. *	44,554	1,715,775
Ulta Salon, Cosmetics & Fragrance, Inc. *	21,756	6,632,099
Urban Outfitters, Inc. *	37,638	710,229
Wayfair, Inc., Class A *(a)	10,626	668,907
Williams-Sonoma, Inc.	28,366	1,380,290
		465,145,388

Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc. *	17,189	1,322,350
Advanced Micro Devices, Inc. *	272,553	3,049,868
Amkor Technology, Inc. *	46,880	531,619
Analog Devices, Inc.	132,316	11,347,420
Applied Materials, Inc.	383,769	17,607,322
Broadcom Ltd.	143,042	34,255,698
Brooks Automation, Inc.	24,864	685,003
Cabot Microelectronics Corp.	9,324	703,869
Cavium, Inc. *	22,507	1,642,336
CEVA, Inc. *	3,622	153,030
Cirrus Logic, Inc. *	24,965	1,646,442
Cree, Inc. *	37,880	903,249
Cypress Semiconductor Corp.	109,528	1,532,297
Diodes, Inc. *	12,432	318,384
Entegris, Inc. *	46,620	1,151,514
First Solar, Inc. *	29,242	1,126,109
FormFactor, Inc. *	47,433	697,265
Inphi Corp. *	14,168	562,186
Integrated Device Technology, Inc. *	47,184	1,206,967
Intel Corp.	1,708,482	61,693,285
Security	Number of Shares	Value ($)
KLA-Tencor Corp.	58,525	6,086,600
Kulicke & Soffa Industries, Inc. *	27,972	619,580
Lam Research Corp.	57,047	8,851,983
Lattice Semiconductor Corp. *	38,020	264,239
MACOM Technology Solutions Holdings, Inc. *	13,843	844,008
Marvell Technology Group Ltd.	156,656	2,700,749
Maxim Integrated Products, Inc.	99,550	4,758,490
MaxLinear, Inc., Class A *	20,990	653,838
Microchip Technology, Inc.	78,142	6,509,229
Micron Technology, Inc. *	378,974	11,661,030
Microsemi Corp. *	40,550	1,991,410
MKS Instruments, Inc.	18,648	1,524,474
Monolithic Power Systems, Inc.	14,685	1,442,067
Nanometrics, Inc. *	17,915	498,037
NVIDIA Corp.	211,571	30,540,274
ON Semiconductor Corp. *	149,184	2,309,368
Photronics, Inc. *	38,804	389,980
Power Integrations, Inc.	13,560	907,842
Qorvo, Inc. *	44,956	3,504,320
QUALCOMM, Inc.	533,083	30,529,663
Rambus, Inc. *	37,296	441,585
Rudolph Technologies, Inc. *	10,680	255,252
Semtech Corp. *	27,985	1,069,027
Silicon Laboratories, Inc. *	15,540	1,162,392
Skyworks Solutions, Inc.	65,268	6,946,473
SolarEdge Technologies, Inc. *	23,155	430,683
Synaptics, Inc. *	12,432	690,722
Teradyne, Inc.	65,941	2,344,203
Texas Instruments, Inc.	360,873	29,768,414
Veeco Instruments, Inc. *	19,751	621,170
Versum Materials, Inc.	37,822	1,173,995
Xilinx, Inc.	91,240	6,086,620
Xperi Corp.	18,648	571,561
		310,285,491

Software & Services 13.1%
2U, Inc. *	17,230	736,582
8x8, Inc. *	25,960	354,354
Accenture plc, Class A	224,758	27,975,628
ACI Worldwide, Inc. *	37,866	865,617
Activision Blizzard, Inc.	250,911	14,698,366
Acxiom Corp. *	31,080	814,296
Adobe Systems, Inc. *	178,160	25,273,778
Akamai Technologies, Inc. *	62,160	2,930,844
Alliance Data Systems Corp.	19,964	4,813,919
Alphabet, Inc., Class A *	107,322	105,936,473
Alphabet, Inc., Class C *	106,372	102,634,088
Amdocs Ltd.	53,424	3,460,807
ANSYS, Inc. *	31,227	3,944,907
Aspen Technology, Inc. *	31,233	1,910,210
Autodesk, Inc. *	70,605	7,891,521
Automatic Data Processing, Inc.	160,672	16,447,993
Barracuda Networks, Inc. *	12,968	284,259
Benefitfocus, Inc. *	9,795	311,481
Black Knight Financial Services, Inc., Class A *	10,126	403,521
Blackbaud, Inc.	15,724	1,300,847
Blackhawk Network Holdings, Inc. *	17,015	737,600
Blucora, Inc. *	25,836	529,638
Booz Allen Hamilton Holding Corp.	49,813	1,964,625
Bottomline Technologies (DE), Inc. *	15,540	388,655
Box, Inc., Class A *	28,785	538,279
Broadridge Financial Solutions, Inc.	43,533	3,303,719
BroadSoft, Inc. *	16,020	640,800
CA, Inc.	125,927	4,000,701
CACI International, Inc., Class A *	9,324	1,147,784
Cadence Design Systems, Inc. *	103,380	3,632,773

13

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Callidus Software, Inc. *	20,314	485,505
Cardtronics plc, Class A *	15,540	532,245
Cass Information Systems, Inc.	3,348	205,032
CDK Global, Inc.	53,916	3,313,677
Citrix Systems, Inc. *	56,091	4,629,751
Cognizant Technology Solutions Corp., Class A	219,178	14,665,200
CommerceHub, Inc., Series A *	4,419	75,211
CommerceHub, Inc., Series C *	9,364	160,874
CommVault Systems, Inc. *	12,893	723,620
Conduent, Inc. *	67,181	1,102,440
Convergys Corp.	43,512	1,057,777
CoreLogic, Inc. *	34,629	1,499,436
Cornerstone OnDemand, Inc. *	14,424	538,881
CoStar Group, Inc. *	12,685	3,318,015
CSG Systems International, Inc.	12,432	495,912
CSRA, Inc.	52,836	1,593,534
Dell Technologies, Inc., Class V *	48,734	3,381,652
DST Systems, Inc.	12,432	1,502,034
DXC Technology Co. *	104,333	8,087,894
eBay, Inc. *	365,064	12,521,695
Ebix, Inc.	12,864	712,022
Electronic Arts, Inc. *	112,302	12,727,186
Ellie Mae, Inc. *	10,935	1,198,039
Envestnet, Inc. *	19,975	716,104
EPAM Systems, Inc. *	16,520	1,385,698
Euronet Worldwide, Inc. *	18,648	1,626,665
EVERTEC, Inc.	30,094	496,551
ExlService Holdings, Inc. *	9,324	488,298
Facebook, Inc., Class A *	850,032	128,745,847
Fair Isaac Corp.	9,780	1,297,415
Fidelity National Information Services, Inc.	113,431	9,740,320
FireEye, Inc. *	54,805	821,527
First Data Corp., Class A *	64,120	1,098,376
Fiserv, Inc. *	79,150	9,915,912
Five9, Inc. *	26,884	604,083
FleetCor Technologies, Inc. *	34,461	4,972,378
Fortinet, Inc. *	55,054	2,165,824
Gartner, Inc. *	33,237	3,975,145
Genpact Ltd.	57,665	1,575,408
Gigamon, Inc. *	7,926	302,377
Global Payments, Inc.	51,911	4,755,567
GoDaddy, Inc., Class A *	15,935	655,566
Gogo, Inc. *(a)	36,653	473,923
GrubHub, Inc. *	28,626	1,244,372
GTT Communications, Inc. *	16,010	516,323
Guidewire Software, Inc. *	31,291	2,078,348
HubSpot, Inc. *	11,747	846,959
IAC/InterActiveCorp *	27,972	2,974,542
Imperva, Inc. *	9,788	483,527
International Business Machines Corp.	307,910	46,996,303
Intuit, Inc.	88,767	12,484,191
j2 Global, Inc.	15,661	1,325,234
Jack Henry & Associates, Inc.	31,080	3,301,007
Leidos Holdings, Inc.	49,840	2,769,110
LogMeIn, Inc.	20,435	2,268,285
Manhattan Associates, Inc. *	23,638	1,107,204
ManTech International Corp., Class A	15,685	600,735
MasterCard, Inc., Class A	339,340	41,698,099
Match Group, Inc. *(a)	25,820	502,974
MAXIMUS, Inc.	28,955	1,797,526
Microsoft Corp.	2,790,956	194,920,367
MicroStrategy, Inc., Class A *	3,108	566,775
Monotype Imaging Holdings, Inc.	12,432	243,046
NeuStar, Inc., Class A *	18,762	621,960
New Relic, Inc. *	9,826	429,101
NIC, Inc.	20,740	419,985
Nuance Communications, Inc. *	97,471	1,804,188
Oracle Corp.	1,080,570	49,047,072
Security	Number of Shares	Value ($)
Pandora Media, Inc. *	84,855	755,209
Paychex, Inc.	111,888	6,627,126
Paycom Software, Inc. *	15,558	1,018,116
Paylocity Holding Corp. *	10,226	479,088
PayPal Holdings, Inc. *	398,361	20,798,428
Pegasystems, Inc.	12,676	740,912
Perficient, Inc. *	22,124	382,081
Progress Software Corp.	19,126	558,479
Proofpoint, Inc. *	13,247	1,139,242
PTC, Inc. *	40,631	2,339,533
Q2 Holdings, Inc. *	12,568	497,693
Qualys, Inc. *	10,412	437,304
Quotient Technology, Inc. *	38,104	419,144
RealPage, Inc. *	22,756	787,358
Red Hat, Inc. *	65,268	5,846,055
RingCentral, Inc., Class A *	18,667	636,545
Sabre Corp.	79,344	1,779,686
salesforce.com, Inc. *	237,953	21,330,107
Science Applications International Corp.	12,942	983,463
ServiceNow, Inc. *	59,556	6,232,535
Shutterstock, Inc. *	10,626	494,747
Silver Spring Networks, Inc. *	9,806	99,825
Splunk, Inc. *	49,698	3,043,506
SPS Commerce, Inc. *	5,690	330,930
SS&C Technologies Holdings, Inc.	68,924	2,590,164
Stamps.com, Inc. *(a)	4,730	652,267
Sykes Enterprises, Inc. *	12,944	431,424
Symantec Corp.	225,572	6,837,087
Synchronoss Technologies, Inc. *	12,432	158,881
Synopsys, Inc. *	56,791	4,251,942
Tableau Software, Inc., Class A *	20,190	1,251,982
Take-Two Interactive Software, Inc. *	38,402	2,946,969
TeleTech Holdings, Inc.	12,502	531,960
Teradata Corp. *	45,238	1,233,188
The Ultimate Software Group, Inc. *	12,447	2,747,551
The Western Union Co.	181,654	3,455,059
TiVo Corp.	49,890	888,042
Total System Services, Inc.	61,771	3,678,463
Travelport Worldwide Ltd.	42,445	573,007
TrueCar, Inc. *	17,050	299,739
Twilio, Inc., Class A *(a)	13,992	340,146
Twitter, Inc. *	225,220	4,126,030
Tyler Technologies, Inc. *	12,432	2,124,380
Unisys Corp. *	33,260	392,468
Vantiv, Inc., Class A *	56,967	3,572,970
Verint Systems, Inc. *	19,807	814,068
VeriSign, Inc. *	33,246	2,997,459
Virtusa Corp. *	15,950	462,869
Visa, Inc., Class A	667,702	63,585,261
VMware, Inc., Class A *	23,218	2,255,629
Web.com Group, Inc. *	19,214	437,119
WebMD Health Corp. *	15,952	892,993
WEX, Inc. *	12,579	1,285,071
Workday, Inc., Class A *	45,442	4,543,291
XO Group, Inc. *	22,282	367,876
Yahoo! Inc. *	317,912	15,997,332
Yelp, Inc. *	25,128	701,574
Zendesk, Inc. *	29,794	774,048
Zillow Group, Inc., Class A *	15,645	686,659
Zillow Group, Inc., Class C *	40,551	1,764,780
Zynga, Inc., Class A *	280,540	987,501
		1,180,656,275

Technology Hardware & Equipment 5.7%
3D Systems Corp. *(a)	48,690	995,710
Acacia Communications, Inc. *(a)	8,646	406,708
ADTRAN, Inc.	23,594	454,184
Amphenol Corp., Class A	111,888	8,346,845

14

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Anixter International, Inc. *	9,371	707,510
Apple, Inc.	1,895,604	289,572,467
Arista Networks, Inc. *	14,885	2,193,751
ARRIS International plc *	75,531	2,117,889
Arrow Electronics, Inc. *	34,829	2,632,724
Avnet, Inc.	44,138	1,618,982
AVX Corp.	21,814	357,095
Badger Meter, Inc.	7,188	281,770
Belden, Inc.	18,648	1,324,008
Benchmark Electronics, Inc. *	10,506	339,344
Brocade Communications Systems, Inc.	149,265	1,885,217
CalAmp Corp. *	30,707	580,362
CDW Corp.	60,602	3,647,028
Ciena Corp. *	51,270	1,203,820
Cisco Systems, Inc.	1,792,194	56,507,877
Cognex Corp.	31,080	2,844,131
Coherent, Inc. *	9,324	2,313,751
CommScope Holding Co., Inc. *	78,899	2,918,474
Corning, Inc.	324,700	9,448,770
Cray, Inc. *	11,334	201,178
CTS Corp.	19,552	411,570
Diebold Nixdorf, Inc.	37,084	980,872
Dolby Laboratories, Inc., Class A	15,982	805,333
EchoStar Corp., Class A *	21,200	1,251,860
Electronics For Imaging, Inc. *	15,540	736,907
ePlus, Inc. *	1,552	122,220
Extreme Networks, Inc. *	37,691	362,964
F5 Networks, Inc. *	22,486	2,881,131
Fabrinet *	12,444	438,402
FARO Technologies, Inc. *	9,324	324,009
Finisar Corp. *	39,797	981,394
Fitbit, Inc., Class A *	75,152	393,045
FLIR Systems, Inc.	52,836	2,001,956
Harris Corp.	43,904	4,924,273
Hewlett Packard Enterprise Co.	600,164	11,289,085
HP, Inc.	603,177	11,315,600
II-VI, Inc. *	25,740	772,200
Infinera Corp. *	41,998	408,221
Insight Enterprises, Inc. *	15,540	645,532
InterDigital, Inc.	10,294	833,814
IPG Photonics Corp. *	13,602	1,891,222
Itron, Inc. *	14,267	965,163
Jabil Circuit, Inc.	68,376	2,045,810
Juniper Networks, Inc.	135,451	3,972,778
Keysight Technologies, Inc. *	59,052	2,281,769
Knowles Corp. *	38,492	659,368
Littelfuse, Inc.	7,959	1,288,960
Lumentum Holdings, Inc. *	17,434	994,610
Methode Electronics, Inc.	13,044	523,717
Motorola Solutions, Inc.	60,065	5,019,632
MTS Systems Corp.	6,580	341,173
National Instruments Corp.	34,188	1,304,272
NCR Corp. *	43,767	1,686,342
NetApp, Inc.	100,304	4,061,309
NETGEAR, Inc. *	12,432	521,522
NetScout Systems, Inc. *	35,988	1,317,161
Novanta, Inc. *	10,379	352,886
Oclaro, Inc. *	47,975	426,018
OSI Systems, Inc. *	6,263	495,967
Palo Alto Networks, Inc. *	31,945	3,788,358
PC Connection, Inc.	3,745	97,670
Plantronics, Inc.	10,550	558,306
Plexus Corp. *	11,570	601,409
Rogers Corp. *	5,416	575,233
Sanmina Corp. *	24,864	910,022
ScanSource, Inc. *	6,792	258,096
Seagate Technology plc	103,237	4,498,036
ShoreTel, Inc. *	26,268	152,354
Super Micro Computer, Inc. *	12,476	306,910
Security	Number of Shares	Value ($)
SYNNEX Corp.	10,806	1,202,276
TE Connectivity Ltd.	130,736	10,308,534
Tech Data Corp. *	15,540	1,506,914
Trimble, Inc. *	87,024	3,136,345
TTM Technologies, Inc. *	36,555	593,653
Ubiquiti Networks, Inc. *	9,928	468,204
Universal Display Corp.	18,197	2,063,540
VeriFone Systems, Inc. *	64,904	1,187,094
ViaSat, Inc. *	25,109	1,638,362
Viavi Solutions, Inc. *	97,415	1,093,970
Vishay Intertechnology, Inc.	47,880	782,838
Western Digital Corp.	104,338	9,396,680
Xerox Corp.	338,754	2,394,991
Zebra Technologies Corp., Class A *	18,648	1,945,732
		514,395,189

Telecommunication Services 2.0%
AT&T, Inc.	2,213,155	85,272,862
ATN International, Inc.	6,216	406,775
CenturyLink, Inc.	196,285	4,897,311
Cincinnati Bell, Inc. *	9,709	165,053
Cogent Communications Holdings, Inc.	14,368	566,099
Consolidated Communications Holdings, Inc. (a)	28,248	562,700
Frontier Communications Corp. (a)	624,267	817,790
General Communication, Inc., Class A *	21,845	808,047
Iridium Communications, Inc. *	29,364	290,704
Level 3 Communications, Inc. *	103,673	6,170,617
Shenandoah Telecommunications Co.	25,552	783,169
Sprint Corp. *	215,023	1,825,545
T-Mobile US, Inc. *	105,721	7,127,710
Telephone & Data Systems, Inc.	40,404	1,152,726
United States Cellular Corp. *	6,216	248,391
Verizon Communications, Inc.	1,469,993	68,560,473
Vonage Holdings Corp. *	56,180	388,204
Windstream Holdings, Inc.	108,964	463,097
Zayo Group Holdings, Inc. *	35,815	1,151,810
		181,659,083

Transportation 2.1%
Air Transport Services Group, Inc. *	9,748	232,490
Alaska Air Group, Inc.	44,796	3,899,492
Allegiant Travel Co.	3,850	527,450
AMERCO	1,667	615,540
American Airlines Group, Inc.	181,828	8,802,293
ArcBest Corp.	17,015	319,882
Atlas Air Worldwide Holdings, Inc. *	9,438	459,631
Avis Budget Group, Inc. *	34,874	798,266
C.H. Robinson Worldwide, Inc.	50,488	3,383,201
CSX Corp.	345,510	18,716,277
Delta Air Lines, Inc.	264,355	12,987,761
Echo Global Logistics, Inc. *	17,430	325,070
Expeditors International of Washington, Inc.	63,186	3,372,869
FedEx Corp.	87,948	17,047,840
Forward Air Corp.	12,432	648,080
Genesee & Wyoming, Inc., Class A *	22,369	1,465,169
Hawaiian Holdings, Inc. *	19,512	977,551
Heartland Express, Inc.	16,045	312,075
Hub Group, Inc., Class A *	12,560	450,276
J.B. Hunt Transport Services, Inc.	31,818	2,716,621
JetBlue Airways Corp. *	132,053	2,960,628
Kansas City Southern	37,320	3,552,864
Kirby Corp. *	18,648	1,235,430
Knight Transportation, Inc.	27,420	914,457
Landstar System, Inc.	13,856	1,157,669
Macquarie Infrastructure Corp.	27,420	2,136,018

15

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Matson, Inc.	13,625	398,667
Norfolk Southern Corp.	108,117	13,409,752
Old Dominion Freight Line, Inc.	27,187	2,428,343
Ryder System, Inc.	18,648	1,238,600
Saia, Inc. *	7,356	339,847
SkyWest, Inc.	12,928	443,430
Southwest Airlines Co.	221,467	13,307,952
Spirit Airlines, Inc. *	25,089	1,332,226
Swift Transportation Co. *	37,845	906,388
Union Pacific Corp.	291,160	32,114,948
United Continental Holdings, Inc. *	103,215	8,223,139
United Parcel Service, Inc., Class B	250,105	26,503,627
Werner Enterprises, Inc.	15,945	434,501
XPO Logistics, Inc. *	28,707	1,509,988
		192,606,308

Utilities 3.2%
AES Corp.	252,686	2,951,372
ALLETE, Inc.	22,792	1,672,705
Alliant Energy Corp.	85,833	3,559,495
Ameren Corp.	89,400	5,073,450
American Electric Power Co., Inc.	175,608	12,605,142
American States Water Co.	12,432	569,261
American Water Works Co., Inc.	64,243	5,022,518
Aqua America, Inc.	68,802	2,249,137
Atmos Energy Corp.	37,354	3,111,962
Avangrid, Inc.	30,235	1,373,576
Avista Corp.	24,864	1,065,174
Black Hills Corp.	25,498	1,773,131
California Water Service Group	16,048	556,063
Calpine Corp. *	133,650	1,717,402
CenterPoint Energy, Inc.	143,527	4,106,307
Chesapeake Utilities Corp.	6,470	480,398
CMS Energy Corp.	103,309	4,897,880
Connecticut Water Service, Inc.	6,470	343,298
Consolidated Edison, Inc.	107,240	8,878,400
Dominion Energy, Inc.	223,927	18,086,584
DTE Energy Co.	64,002	7,009,499
Duke Energy Corp.	248,268	21,271,602
Edison International	116,664	9,516,282
El Paso Electric Co.	15,540	839,160
Entergy Corp.	62,160	4,914,370
Eversource Energy	113,125	7,021,669
Exelon Corp.	336,656	12,223,979
FirstEnergy Corp.	156,936	4,588,809
Great Plains Energy, Inc.	79,568	2,285,989
Hawaiian Electric Industries, Inc.	43,516	1,442,120
IDACORP, Inc.	18,648	1,627,970
MDU Resources Group, Inc.	66,695	1,816,105
MGE Energy, Inc.	12,159	791,551
Middlesex Water Co.	6,488	229,156
National Fuel Gas Co.	28,058	1,592,572
New Jersey Resources Corp.	31,080	1,302,252
NextEra Energy, Inc.	168,562	23,841,409
NiSource, Inc.	113,781	2,966,271
Northwest Natural Gas Co.	12,432	761,460
NorthWestern Corp.	17,132	1,061,499
NRG Energy, Inc.	114,332	1,836,172
NRG Yield, Inc., Class C	31,154	551,426
OGE Energy Corp.	69,224	2,466,451
ONE Gas, Inc.	16,479	1,164,241
Ormat Technologies, Inc.	12,847	764,653
Otter Tail Corp.	22,496	898,715
Pattern Energy Group, Inc.	29,683	669,648
PG&E Corp.	182,172	12,456,921
Pinnacle West Capital Corp.	37,296	3,295,102
PNM Resources, Inc.	27,972	1,076,922
Portland General Electric Co.	34,467	1,631,668
Security	Number of Shares	Value ($)
PPL Corp.	246,599	9,841,766
Public Service Enterprise Group, Inc.	183,726	8,251,135
SCANA Corp.	49,780	3,394,996
Sempra Energy	88,399	10,297,600
SJW Group	13,297	638,788
South Jersey Industries, Inc.	24,864	905,298
Southwest Gas Holdings, Inc.	15,540	1,236,518
Spire, Inc.	15,980	1,132,183
TerraForm Power, Inc., Class A *	38,392	475,293
The Southern Co.	350,140	17,720,585
UGI Corp.	55,944	2,863,214
Unitil Corp.	9,784	465,523
Vectren Corp.	27,972	1,715,802
WEC Energy Group, Inc.	116,724	7,325,598
Westar Energy, Inc.	59,129	3,130,881
WGL Holdings, Inc.	18,648	1,542,936
Xcel Energy, Inc.	181,458	8,693,653
		293,640,667
Total Common Stock
(Cost $7,142,524,860)		9,012,689,147

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(c)	42,134	71,628

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(c)	35,613	39,530
Total Rights
(Cost $39,530)		111,158

Other Investment Companies 0.4% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72% (d)	11,599,753	11,599,753

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 0.71% (d)	26,768,125	26,768,125
Total Other Investment Companies
(Cost $38,367,878)		38,367,878

End of Investments

At 05/31/17, the tax basis cost of the fund's investments was $7,184,280,469 and the unrealized appreciation and depreciation were $2,059,722,344 and ($192,834,630), respectively, with a net unrealized appreciation of $1,866,887,714.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $25,849,596.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

16

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 05/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/16/17	233	28,089,315	264,442

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$9,012,689,147	$—	$—	$9,012,689,147
Rights [1]	—	—	111,158	111,158
Other Investment Companies[1]	38,367,878	—	—	38,367,878
Total	$9,051,057,025	$—	$111,158	$9,051,168,183
Other Financial Instruments
Futures Contracts[2]	$264,442	$—	$—	$264,442
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
17

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF™

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	7,207,968,492	8,899,785,471
0.3%	Other Investment Companies	25,736,236	25,736,236
99.9%	Total Investments	7,233,704,728	8,925,521,707
0.1%	Other Assets and Liabilities, Net		7,398,429
100.0%	Net Assets		8,932,920,136

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.9%
Adient plc	35,901	2,460,295
Autoliv, Inc. (a)	40,391	4,480,170
BorgWarner, Inc.	74,595	3,171,033
Delphi Automotive plc	107,189	9,429,416
Ford Motor Co.	1,533,266	17,049,918
General Motors Co.	535,520	18,170,194
Harley-Davidson, Inc.	69,226	3,669,670
Lear Corp.	28,800	4,292,352
Tesla, Inc. *	49,962	17,037,542
The Goodyear Tire & Rubber Co.	103,149	3,323,461
		83,084,051

Banks 5.8%
Bank of America Corp.	3,977,536	89,136,582
BB&T Corp.	321,146	13,375,731
BOK Financial Corp.	12,160	979,245
CIT Group, Inc.	77,896	3,509,215
Citigroup, Inc.	1,101,625	66,692,378
Citizens Financial Group, Inc.	202,490	6,904,909
Comerica, Inc.	68,431	4,691,629
Cullen/Frost Bankers, Inc.	20,101	1,842,458
East West Bancorp, Inc.	56,728	3,104,723
Fifth Third Bancorp	301,593	7,159,818
First Republic Bank	62,870	5,790,327
Huntington Bancshares, Inc.	442,106	5,544,009
JPMorgan Chase & Co.	1,423,082	116,906,186
KeyCorp	425,784	7,438,446
M&T Bank Corp.	60,335	9,440,617
New York Community Bancorp, Inc.	193,021	2,493,831
People's United Financial, Inc.	118,078	1,956,552
Regions Financial Corp.	481,125	6,658,770
Signature Bank *	19,656	2,811,201
SunTrust Banks, Inc.	195,931	10,456,837
SVB Financial Group *	19,376	3,303,608
TFS Financial Corp.	25,432	397,248
The PNC Financial Services Group, Inc.	196,845	23,365,502
U.S. Bancorp	644,467	32,796,926
Wells Fargo & Co.	1,787,354	91,405,284
Zions Bancorp	83,724	3,354,821
		521,516,853

Security	Number of Shares	Value ($)
Capital Goods 7.4%
3M Co.	236,319	48,320,146
A.O. Smith Corp.	56,628	3,107,178
Acuity Brands, Inc.	17,230	2,806,939
AGCO Corp.	25,034	1,602,927
Allegion plc	35,306	2,776,111
Allison Transmission Holdings, Inc.	62,234	2,409,701
AMETEK, Inc.	90,874	5,545,132
Arconic, Inc.	169,045	4,643,666
Carlisle Cos., Inc.	25,910	2,625,460
Caterpillar, Inc.	231,766	24,435,089
Colfax Corp. *	34,334	1,392,587
Cummins, Inc.	60,397	9,524,607
Deere & Co.	117,279	14,361,986
Donaldson Co., Inc.	49,932	2,394,739
Dover Corp.	59,598	4,919,815
Eaton Corp. plc	180,409	13,960,048
Emerson Electric Co.	258,692	15,293,871
Fastenal Co.	112,073	4,838,191
Flowserve Corp.	50,418	2,445,273
Fluor Corp.	52,093	2,336,892
Fortive Corp.	123,661	7,722,630
Fortune Brands Home & Security, Inc.	62,563	3,947,725
General Dynamics Corp.	115,380	23,450,985
General Electric Co.	3,463,238	94,823,456
HD Supply Holdings, Inc. *	79,121	3,192,532
Honeywell International, Inc.	304,926	40,552,109
Hubbell, Inc.	20,287	2,351,466
Huntington Ingalls Industries, Inc.	18,779	3,677,116
IDEX Corp.	27,970	3,033,906
Illinois Tool Works, Inc.	123,452	17,433,891
Ingersoll-Rand plc	100,163	8,974,605
Jacobs Engineering Group, Inc.	49,879	2,614,657
Johnson Controls International plc	374,053	15,620,453
L3 Technologies, Inc.	29,618	4,993,299
Lennox International, Inc.	16,100	2,851,310
Lincoln Electric Holdings, Inc.	23,492	2,099,715
Lockheed Martin Corp.	100,226	28,176,535
Masco Corp.	136,540	5,086,115
Nordson Corp.	22,006	2,550,055
Northrop Grumman Corp.	70,348	18,235,609
Owens Corning	41,407	2,583,797
PACCAR, Inc.	137,833	8,677,966
Parker-Hannifin Corp.	51,288	8,076,321
Pentair plc	68,439	4,532,031
Quanta Services, Inc. *	62,851	1,927,012
Raytheon Co.	115,421	18,930,198
Rockwell Automation, Inc.	50,080	7,948,698
Rockwell Collins, Inc.	62,860	6,854,883
Roper Technologies, Inc.	39,785	9,039,152
Sensata Technologies Holding N.V. *	62,819	2,539,772
Snap-on, Inc.	23,727	3,835,707
Spirit AeroSystems Holdings, Inc., Class A	47,790	2,604,077
Stanley Black & Decker, Inc.	59,241	8,153,931
Textron, Inc.	105,572	5,046,342
The Boeing Co.	228,171	42,811,725
The Middleby Corp. *	25,136	3,226,457

1

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Toro Co.	42,842	2,934,249
TransDigm Group, Inc.	19,838	5,318,171
Trinity Industries, Inc.	60,103	1,533,829
United Rentals, Inc. *	32,766	3,562,647
United Technologies Corp.	297,023	36,022,949
W.W. Grainger, Inc.	22,175	3,820,309
WABCO Holdings, Inc. *	22,013	2,681,624
Wabtec Corp.	35,040	2,864,520
Xylem, Inc.	77,002	4,014,884
		660,669,778

Commercial & Professional Services 0.7%
Cintas Corp.	32,528	4,094,625
Copart, Inc. *	82,240	2,565,066
Equifax, Inc.	47,913	6,554,498
IHS Markit Ltd. *	138,538	6,351,967
KAR Auction Services, Inc.	55,922	2,436,522
ManpowerGroup, Inc.	28,534	2,906,759
Nielsen Holdings plc	131,076	5,043,804
Republic Services, Inc.	94,664	6,021,577
Robert Half International, Inc.	50,786	2,361,041
Rollins, Inc.	42,511	1,830,949
Stericycle, Inc. *	29,590	2,419,574
The Dun & Bradstreet Corp.	13,150	1,376,936
TransUnion *	45,836	2,003,492
Verisk Analytics, Inc. *	60,357	4,882,278
Waste Management, Inc.	162,097	11,818,492
		62,667,580

Consumer Durables & Apparel 1.2%
Carter's, Inc.	21,995	1,807,109
Coach, Inc.	105,613	4,880,377
D.R. Horton, Inc.	128,534	4,201,777
Garmin Ltd.	52,958	2,755,934
Hanesbrands, Inc.	150,224	3,102,126
Hasbro, Inc.	47,804	5,031,849
Leggett & Platt, Inc.	52,751	2,744,107
Lennar Corp., B Shares	3,746	160,816
Lennar Corp., Class A	86,153	4,420,510
Lululemon Athletica, Inc. *	44,562	2,151,008
Mattel, Inc.	136,413	3,125,222
Michael Kors Holdings Ltd. *	62,415	2,070,930
Mohawk Industries, Inc. *	23,453	5,612,303
Newell Brands, Inc.	196,762	10,418,548
NIKE, Inc., Class B	532,167	28,199,529
NVR, Inc. *	1,434	3,272,933
Polaris Industries, Inc. (a)	23,192	1,938,851
PulteGroup, Inc.	115,439	2,617,002
PVH Corp.	31,252	3,311,149
Ralph Lauren Corp.	19,581	1,327,592
Toll Brothers, Inc.	53,757	1,984,171
Under Armour, Inc., Class A *(a)	68,268	1,308,015
Under Armour, Inc., Class C *	79,276	1,413,491
VF Corp.	130,758	7,034,780
Whirlpool Corp.	29,697	5,509,981
		110,400,110

Consumer Services 2.1%
Aramark	100,264	3,735,837
Carnival Corp.	163,731	10,490,245
Chipotle Mexican Grill, Inc. *	11,104	5,300,494
Darden Restaurants, Inc.	47,834	4,253,877
Domino's Pizza, Inc.	17,392	3,682,234
Dunkin' Brands Group, Inc.	38,039	2,225,662
H&R Block, Inc.	90,866	2,411,584
Hilton Worldwide Holdings, Inc.	74,839	4,974,548
Security	Number of Shares	Value ($)
Las Vegas Sands Corp.	144,070	8,518,859
Marriott International, Inc., Class A	122,343	13,170,224
McDonald's Corp.	327,607	49,432,620
MGM Resorts International	193,783	6,146,797
Norwegian Cruise Line Holdings Ltd. *	68,843	3,440,085
Royal Caribbean Cruises Ltd.	67,505	7,437,701
Service Corp. International	78,250	2,494,610
Starbucks Corp.	578,372	36,790,243
Vail Resorts, Inc.	15,919	3,405,074
Wyndham Worldwide Corp.	39,090	3,947,699
Wynn Resorts Ltd.	31,524	4,057,139
Yum! Brands, Inc.	139,545	10,136,549
		186,052,081

Diversified Financials 5.0%
Affiliated Managers Group, Inc.	22,321	3,434,086
AGNC Investment Corp.	128,705	2,675,777
Ally Financial, Inc.	194,601	3,607,903
American Express Co.	301,594	23,204,642
Ameriprise Financial, Inc.	62,097	7,500,697
Annaly Capital Management, Inc.	398,727	4,776,749
Berkshire Hathaway, Inc., Class B *	756,235	124,990,521
BlackRock, Inc.	48,449	19,827,269
Capital One Financial Corp.	192,827	14,832,253
CBOE Holdings, Inc.	36,826	3,180,662
CME Group, Inc.	135,101	15,845,996
Discover Financial Services	153,132	8,988,848
E*TRADE Financial Corp. *	110,010	3,807,446
Eaton Vance Corp.	46,609	2,170,581
FactSet Research Systems, Inc.	15,585	2,582,279
Franklin Resources, Inc.	135,473	5,661,417
Intercontinental Exchange, Inc.	234,045	14,087,169
Invesco Ltd.	162,220	5,142,374
Lazard Ltd., Class A	50,064	2,227,848
Legg Mason, Inc.	38,928	1,435,275
Leucadia National Corp.	131,660	3,211,187
MarketAxess Holdings, Inc.	14,421	2,748,354
Moody's Corp.	65,414	7,748,288
Morgan Stanley	567,651	23,693,753
MSCI, Inc.	34,985	3,559,024
Nasdaq, Inc.	47,273	3,198,018
Navient Corp.	116,805	1,685,496
Northern Trust Corp.	84,089	7,352,742
OneMain Holdings, Inc. *	19,604	442,266
Raymond James Financial, Inc.	47,691	3,446,629
S&P Global, Inc.	102,392	14,622,602
Santander Consumer USA Holdings, Inc. *	37,276	416,373
SEI Investments Co.	53,425	2,676,058
Starwood Property Trust, Inc.	99,828	2,198,213
State Street Corp.	143,548	11,693,420
Synchrony Financial	312,256	8,384,074
T. Rowe Price Group, Inc.	94,078	6,626,854
TD Ameritrade Holding Corp.	91,831	3,430,806
The Bank of New York Mellon Corp.	413,427	19,480,680
The Charles Schwab Corp. (b)	483,865	18,749,769
The Goldman Sachs Group, Inc.	146,917	31,037,685
Voya Financial, Inc.	71,946	2,459,114
		448,841,197

Energy 5.8%
Anadarko Petroleum Corp.	221,154	11,174,912
Antero Resources Corp. *	57,855	1,190,077
Apache Corp.	152,222	7,117,901
Baker Hughes, Inc.	174,811	9,640,827
Cabot Oil & Gas Corp.	196,822	4,367,480
Cheniere Energy, Inc. *	90,956	4,431,376
Chesapeake Energy Corp. *	322,813	1,633,434

2

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Chevron Corp.	752,657	77,884,946
Cimarex Energy Co.	38,553	4,146,761
Concho Resources, Inc. *	57,566	7,298,217
ConocoPhillips	492,375	22,004,239
Continental Resources, Inc. *	31,358	1,179,061
Core Laboratories N.V.	15,884	1,623,980
Devon Energy Corp.	205,505	6,983,060
Diamondback Energy, Inc. *	37,524	3,480,726
Energen Corp. *	37,748	2,153,146
EOG Resources, Inc.	227,941	20,585,352
EQT Corp.	69,812	3,858,509
Exxon Mobil Corp.	1,646,547	132,547,033
Halliburton Co.	338,374	15,291,121
Helmerich & Payne, Inc.	43,747	2,303,717
Hess Corp.	107,639	4,939,554
HollyFrontier Corp.	69,344	1,657,322
Kinder Morgan, Inc.	744,054	13,958,453
Marathon Oil Corp.	336,238	4,377,819
Marathon Petroleum Corp.	215,485	11,213,839
Murphy Oil Corp.	59,456	1,451,321
National Oilwell Varco, Inc.	145,874	4,765,704
Newfield Exploration Co. *	76,096	2,471,598
Noble Energy, Inc.	177,319	5,087,282
Occidental Petroleum Corp.	298,883	17,613,175
ONEOK, Inc.	86,814	4,312,920
Parsley Energy, Inc., Class A *	92,319	2,737,258
Phillips 66	177,408	13,502,523
Pioneer Natural Resources Co.	67,058	11,189,298
Range Resources Corp.	74,592	1,720,092
Schlumberger Ltd.	556,727	38,742,632
Southwestern Energy Co. *	192,717	1,167,865
Targa Resources Corp.	79,975	3,673,252
TechnipFMC plc *	184,477	5,340,609
Tesoro Corp.	45,868	3,818,052
The Williams Cos., Inc.	335,095	9,583,717
Transocean Ltd. *	153,296	1,393,461
Valero Energy Corp.	186,239	11,448,111
Weatherford International plc *	437,243	2,098,766
		519,160,498

Food & Staples Retailing 1.9%
Casey's General Stores, Inc.	14,416	1,677,878
Costco Wholesale Corp.	174,557	31,495,320
CVS Health Corp.	407,619	31,317,368
Rite Aid Corp. *	438,008	1,493,607
Sysco Corp.	209,614	11,436,540
The Kroger Co.	360,589	10,738,340
US Foods Holding Corp. *	35,339	1,058,756
Wal-Mart Stores, Inc.	599,977	47,158,192
Walgreens Boots Alliance, Inc.	338,125	27,394,888
Whole Foods Market, Inc.	127,398	4,457,656
		168,228,545

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	766,404	57,817,518
Archer-Daniels-Midland Co.	231,068	9,607,807
Brown-Forman Corp., Class A	19,276	1,022,399
Brown-Forman Corp., Class B	72,960	3,790,272
Bunge Ltd.	54,501	4,358,445
Campbell Soup Co.	78,534	4,527,485
ConAgra Brands, Inc.	159,889	6,162,122
Constellation Brands, Inc., Class A	68,697	12,554,377
Dr. Pepper Snapple Group, Inc.	74,686	6,931,608
General Mills, Inc.	230,698	13,089,804
Hormel Foods Corp.	105,530	3,548,974
Ingredion, Inc.	28,476	3,248,827
Kellogg Co.	103,361	7,400,648
Security	Number of Shares	Value ($)
Lamb Weston Holdings, Inc.	56,778	2,635,067
McCormick & Co., Inc. Non-Voting Shares	43,420	4,522,193
Mead Johnson Nutrition Co.	73,297	6,554,218
Molson Coors Brewing Co., Class B	72,886	6,908,864
Mondelez International, Inc., Class A	604,676	28,171,855
Monster Beverage Corp. *	155,761	7,875,276
PepsiCo, Inc.	566,865	66,249,513
Philip Morris International, Inc.	617,031	73,920,314
Pilgrim's Pride Corp. *	22,717	528,625
Pinnacle Foods, Inc.	48,185	3,002,407
Post Holdings, Inc. *	27,715	2,226,623
Reynolds American, Inc.	327,156	22,001,241
The Coca-Cola Co.	1,537,075	69,890,800
The Hain Celestial Group, Inc. *	39,470	1,378,687
The Hershey Co.	56,015	6,456,849
The J.M. Smucker Co.	47,010	6,010,228
The Kraft Heinz Co.	237,909	21,935,210
TreeHouse Foods, Inc. *	22,953	1,771,512
Tyson Foods, Inc., Class A	118,999	6,823,403
		472,923,171

Health Care Equipment & Services 5.4%
Abbott Laboratories	687,733	31,401,889
ABIOMED, Inc. *	15,595	2,143,221
Aetna, Inc.	131,746	19,084,726
Align Technology, Inc. *	28,511	4,139,797
AmerisourceBergen Corp.	65,588	6,019,011
Anthem, Inc.	105,108	19,166,444
Baxter International, Inc.	197,342	11,704,354
Becton Dickinson & Co.	85,408	16,161,756
Boston Scientific Corp. *	535,124	14,464,402
C.R. Bard, Inc.	28,515	8,766,366
Cardinal Health, Inc.	125,625	9,332,681
Centene Corp. *	67,702	4,917,196
Cerner Corp. *	118,339	7,733,454
Cigna Corp.	100,847	16,259,562
Danaher Corp.	244,189	20,741,414
DaVita, Inc. *	59,192	3,922,062
DENTSPLY SIRONA, Inc.	89,937	5,712,798
DexCom, Inc. *	34,828	2,327,903
Edwards Lifesciences Corp. *	84,865	9,765,415
Express Scripts Holding Co. *	245,609	14,675,138
HCA Healthcare, Inc. *	116,198	9,517,778
Henry Schein, Inc. *	31,456	5,786,960
Hologic, Inc. *	112,246	4,861,374
Humana, Inc.	60,216	13,985,768
IDEXX Laboratories, Inc. *	37,223	6,267,981
Intuitive Surgical, Inc. *	14,520	13,281,154
Laboratory Corp. of America Holdings *	40,833	5,675,787
McKesson Corp.	83,251	13,577,406
MEDNAX, Inc. *	34,230	1,858,689
Medtronic plc	541,485	45,636,356
Patterson Cos., Inc.	31,707	1,400,181
Quest Diagnostics, Inc.	56,144	6,106,783
ResMed, Inc.	57,612	4,096,213
STERIS plc	33,190	2,574,216
Stryker Corp.	120,936	17,289,011
Teleflex, Inc.	18,798	3,759,976
The Cooper Cos., Inc.	18,930	4,140,937
UnitedHealth Group, Inc.	383,008	67,095,341
Universal Health Services, Inc., Class B	34,686	3,942,411
Varian Medical Systems, Inc. *	35,137	3,479,266
VCA, Inc. *	31,090	2,864,322
West Pharmaceutical Services, Inc.	26,532	2,574,135
Zimmer Biomet Holdings, Inc.	77,948	9,292,181
		477,503,815

3

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Household & Personal Products 1.8%
Church & Dwight Co., Inc.	100,348	5,183,978
Colgate-Palmolive Co.	350,462	26,761,278
Edgewell Personal Care Co. *	22,417	1,639,579
Herbalife Ltd. *(a)	30,730	2,205,799
Kimberly-Clark Corp.	143,261	18,585,250
Spectrum Brands Holdings, Inc.	10,138	1,363,054
The Clorox Co.	50,386	6,838,892
The Estee Lauder Cos., Inc., Class A	90,507	8,520,329
The Procter & Gamble Co.	1,013,420	89,272,168
		160,370,327

Insurance 2.9%
Aflac, Inc.	156,879	11,825,539
Alleghany Corp. *	6,305	3,703,179
American Financial Group, Inc.	28,118	2,807,582
American International Group, Inc.	349,914	22,265,028
Aon plc	103,866	13,597,098
Arch Capital Group Ltd. *	47,456	4,615,096
Arthur J. Gallagher & Co.	65,958	3,741,797
Assurant, Inc.	22,353	2,190,147
Axis Capital Holdings Ltd.	37,396	2,452,430
Brown & Brown, Inc.	46,882	2,036,085
Chubb Ltd.	183,807	26,319,324
Cincinnati Financial Corp.	56,913	3,988,463
CNA Financial Corp.	12,584	573,830
Erie Indemnity Co., Class A	5,410	637,136
Everest Re Group Ltd.	16,324	4,156,907
FNF Group	113,834	4,850,467
Lincoln National Corp.	89,045	5,786,144
Loews Corp.	106,593	5,026,926
Markel Corp. *	5,366	5,243,924
Marsh & McLennan Cos., Inc.	207,237	16,073,302
MetLife, Inc.	433,039	21,907,443
Principal Financial Group, Inc.	102,863	6,471,111
Prudential Financial, Inc.	172,358	18,071,736
Reinsurance Group of America, Inc.	25,156	3,132,174
RenaissanceRe Holdings Ltd.	16,091	2,298,760
The Allstate Corp.	144,784	12,500,651
The Hartford Financial Services Group, Inc.	144,534	7,138,534
The Progressive Corp.	234,701	9,958,363
The Travelers Cos., Inc.	109,586	13,681,812
Torchmark Corp.	44,507	3,360,279
Unum Group	94,036	4,229,739
W.R. Berkley Corp.	40,623	2,802,581
Willis Towers Watson plc	53,660	7,868,166
XL Group Ltd.	116,057	5,070,530
		260,382,283

Materials 3.1%
Air Products & Chemicals, Inc.	88,084	12,689,381
Albemarle Corp.	46,579	5,291,374
Ashland Global Holdings, Inc.	25,763	1,714,270
Avery Dennison Corp.	34,893	2,940,084
Axalta Coating Systems Ltd. *	82,974	2,597,086
Ball Corp.	137,440	5,621,296
Berry Global Group, Inc. *	47,985	2,782,650
Celanese Corp., Series A	54,057	4,678,633
CF Industries Holdings, Inc.	105,921	2,849,275
Crown Holdings, Inc. *	52,771	3,046,998
E.I. du Pont de Nemours & Co.	342,496	27,029,784
Eastman Chemical Co.	60,061	4,811,487
Ecolab, Inc.	103,542	13,754,519
FMC Corp.	49,823	3,755,160
Freeport-McMoRan, Inc. *	527,260	6,058,217
Huntsman Corp.	77,869	1,861,069
Security	Number of Shares	Value ($)
International Flavors & Fragrances, Inc.	31,030	4,278,727
International Paper Co.	159,635	8,441,499
LyondellBasell Industries N.V., Class A	134,789	10,853,210
Martin Marietta Materials, Inc.	24,982	5,598,466
Monsanto Co.	173,825	20,410,532
NewMarket Corp.	3,579	1,665,488
Newmont Mining Corp.	211,192	7,212,207
Nucor Corp.	129,703	7,535,744
Packaging Corp. of America	39,687	4,054,424
PPG Industries, Inc.	102,617	10,914,344
Praxair, Inc.	110,075	14,561,822
Reliance Steel & Aluminum Co.	28,472	2,077,032
Royal Gold, Inc.	31,456	2,529,692
RPM International, Inc.	56,529	3,065,568
Sealed Air Corp.	78,857	3,502,828
Sonoco Products Co.	39,248	1,990,266
Steel Dynamics, Inc.	93,270	3,170,247
The Dow Chemical Co.	441,813	27,374,733
The Mosaic Co.	139,978	3,167,702
The Sherwin-Williams Co.	32,430	10,759,301
The Valspar Corp.	30,516	3,448,003
Vulcan Materials Co.	51,299	6,394,420
W.R. Grace & Co.	28,184	2,020,511
Westlake Chemical Corp.	15,649	961,788
WestRock Co.	100,864	5,489,019
		272,958,856

Media 3.2%
CBS Corp., Class A	900	56,889
CBS Corp., Class B Non-Voting Shares	147,388	9,006,881
Charter Communications, Inc., Class A *	84,805	29,304,368
Comcast Corp., Class A	1,884,702	78,573,226
Discovery Communications, Inc., Class A *	55,808	1,478,912
Discovery Communications, Inc., Class C *	102,834	2,656,202
DISH Network Corp., Class A *	90,632	5,779,603
Liberty Broadband Corp., Class A *	6,492	572,919
Liberty Broadband Corp., Class C *	28,114	2,506,925
Liberty Global plc, Class A *	105,617	3,229,768
Liberty Global plc, Series C *	255,993	7,608,112
Liberty Media Corp. - Liberty SiriusXM, Class A *	37,642	1,568,542
Liberty Media Corp. - Liberty SiriusXM, Class C *	75,284	3,137,084
Live Nation Entertainment, Inc. *	49,676	1,713,325
News Corp., Class A	144,591	1,934,628
News Corp., Class B	39,052	535,013
Omnicom Group, Inc.	95,966	8,034,274
Scripps Networks Interactive, Inc., Class A	35,433	2,346,373
Sirius XM Holdings, Inc. (a)	683,938	3,590,675
TEGNA, Inc.	87,537	2,078,128
The Interpublic Group of Cos., Inc.	158,300	3,946,419
The Walt Disney Co.	579,332	62,533,096
Time Warner, Inc.	309,719	30,813,943
Tribune Media Co., Class A	23,226	887,233
Twenty-First Century Fox, Inc., Class A	426,225	11,559,222
Twenty-First Century Fox, Inc., Class B	183,358	4,932,330
Viacom, Inc., Class A	1,200	46,080
Viacom, Inc., Class B	144,119	5,013,900
		285,444,070

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
AbbVie, Inc.	629,532	41,561,703
Agilent Technologies, Inc.	128,277	7,740,234
Alexion Pharmaceuticals, Inc. *	91,353	8,955,335
Alkermes plc *	57,834	3,340,492
Allergan plc	133,468	29,863,465
Alnylam Pharmaceuticals, Inc. *	27,800	1,819,788

4

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Amgen, Inc.	293,548	45,570,392
Biogen, Inc. *	85,204	21,110,995
BioMarin Pharmaceutical, Inc. *	68,306	5,986,338
Bristol-Myers Squibb Co.	676,271	36,484,820
Celgene Corp. *	313,111	35,823,029
Eli Lilly & Co.	385,588	30,681,237
Endo International plc *	71,675	944,676
Gilead Sciences, Inc.	513,973	33,351,708
Illumina, Inc. *	59,806	10,607,192
Incyte Corp. *	69,158	8,944,204
Ionis Pharmaceuticals, Inc. *	47,282	2,165,043
Jazz Pharmaceuticals plc *	24,991	3,637,690
Johnson & Johnson	1,079,692	138,470,499
Mallinckrodt plc *	34,267	1,477,936
Merck & Co., Inc.	1,089,234	70,920,026
Mettler-Toledo International, Inc. *	10,819	6,305,421
Mylan N.V. *	189,356	7,381,097
OPKO Health, Inc. *(a)	159,002	976,272
PerkinElmer, Inc.	43,446	2,739,705
Perrigo Co., plc	54,241	3,951,457
Pfizer, Inc.	2,358,261	76,997,222
Quintiles IMS Holdings, Inc. *	55,873	4,829,662
Regeneron Pharmaceuticals, Inc. *	29,896	13,724,058
Seattle Genetics, Inc. *	40,731	2,605,969
Thermo Fisher Scientific, Inc.	156,279	27,003,448
United Therapeutics Corp. *	16,630	2,010,401
Vertex Pharmaceuticals, Inc. *	99,487	12,296,593
Waters Corp. *	31,381	5,636,655
Zoetis, Inc.	192,270	11,974,576
		717,889,338

Real Estate 3.4%
Alexandria Real Estate Equities, Inc.	35,280	4,116,470
American Campus Communities, Inc.	50,755	2,408,832
American Homes 4 Rent, Class A	92,175	2,071,172
American Tower Corp.	168,586	22,116,797
Apartment Investment & Management Co., Class A	63,439	2,722,802
AvalonBay Communities, Inc.	55,855	10,681,710
Boston Properties, Inc.	60,725	7,367,157
Brixmor Property Group, Inc.	93,474	1,686,271
Camden Property Trust	35,914	2,991,995
CBRE Group, Inc., Class A *	113,460	3,957,485
Crown Castle International Corp.	142,669	14,502,304
DDR Corp.	115,440	990,475
Digital Realty Trust, Inc.	62,565	7,394,557
Douglas Emmett, Inc.	61,001	2,315,598
Duke Realty Corp.	136,974	3,927,045
Equinix, Inc.	30,663	13,522,690
Equity LifeStyle Properties, Inc.	31,590	2,666,196
Equity Residential	143,185	9,319,912
Essex Property Trust, Inc.	25,282	6,495,451
Extra Space Storage, Inc.	50,976	3,949,111
Federal Realty Investment Trust	29,046	3,565,106
Forest City Realty Trust, Inc., Class A	93,370	2,126,035
Gaming & Leisure Properties, Inc.	78,775	2,891,830
GGP, Inc.	236,729	5,274,322
HCP, Inc.	180,645	5,661,414
Highwoods Properties, Inc.	35,854	1,807,042
Host Hotels & Resorts, Inc.	295,651	5,318,762
Invitation Homes, Inc.	46,270	995,730
Iron Mountain, Inc.	93,836	3,276,753
Jones Lang LaSalle, Inc.	19,641	2,267,946
Kilroy Realty Corp.	37,616	2,754,244
Kimco Realty Corp.	168,710	2,959,173
Lamar Advertising Co., Class A	32,794	2,295,908
Liberty Property Trust	61,454	2,525,145
Mid-America Apartment Communities, Inc.	45,844	4,673,337
Security	Number of Shares	Value ($)
National Retail Properties, Inc.	57,975	2,224,501
Omega Healthcare Investors, Inc.	77,748	2,435,067
Park Hotels & Resorts, Inc.	48,176	1,240,050
Prologis, Inc.	216,068	12,000,417
Public Storage	59,054	12,717,279
Realogy Holdings Corp.	56,808	1,730,372
Realty Income Corp.	113,230	6,219,724
Regency Centers Corp.	57,046	3,471,820
SBA Communications Corp. *	50,552	6,985,275
Senior Housing Properties Trust	99,910	2,112,097
Simon Property Group, Inc.	127,998	19,743,692
SL Green Realty Corp.	38,111	3,850,354
Spirit Realty Capital, Inc.	192,498	1,391,761
Sun Communities, Inc.	25,732	2,216,554
Taubman Centers, Inc.	22,235	1,359,670
The Macerich Co.	47,012	2,698,959
UDR, Inc.	105,536	4,074,745
Ventas, Inc.	139,565	9,279,677
VEREIT, Inc.	389,815	3,223,770
Vornado Realty Trust	68,864	6,349,261
Weingarten Realty Investors	40,695	1,224,513
Welltower, Inc.	142,895	10,365,603
Weyerhaeuser Co.	295,711	9,746,635
WP Carey, Inc.	39,698	2,589,501
		302,848,074

Retailing 5.4%
Advance Auto Parts, Inc.	30,044	4,014,780
Amazon.com, Inc. *	157,275	156,428,860
AutoNation, Inc. *	26,011	1,027,955
AutoZone, Inc. *	10,871	6,586,956
Bed Bath & Beyond, Inc.	56,431	1,941,791
Best Buy Co., Inc.	106,277	6,311,791
Burlington Stores, Inc. *	28,211	2,760,446
CarMax, Inc. *	71,490	4,491,717
Dick's Sporting Goods, Inc.	37,521	1,543,239
Dollar General Corp.	99,883	7,330,413
Dollar Tree, Inc. *	91,498	7,109,395
Expedia, Inc.	48,226	6,933,934
Foot Locker, Inc.	51,853	3,080,587
Genuine Parts Co.	56,332	5,217,470
Kohl's Corp.	78,805	3,028,476
L Brands, Inc.	94,381	4,870,060
Liberty Interactive Corp. QVC Group, Class A *	172,660	4,050,604
Liberty Ventures, Series A *	30,387	1,637,555
LKQ Corp. *	123,081	3,875,821
Lowe's Cos., Inc.	342,057	26,943,830
Macy's, Inc.	124,293	2,920,886
Netflix, Inc. *	172,141	28,071,033
Nordstrom, Inc. (a)	46,976	1,963,597
O'Reilly Automotive, Inc. *	36,218	8,767,653
Ross Stores, Inc.	162,536	10,389,301
Sally Beauty Holdings, Inc. *	59,022	1,063,576
Signet Jewelers Ltd.	26,595	1,279,220
Staples, Inc.	242,214	2,199,303
Target Corp.	215,071	11,861,166
The Gap, Inc.	84,970	1,911,825
The Home Depot, Inc.	485,374	74,509,763
The Michaels Cos., Inc. *	44,206	854,502
The Priceline Group, Inc. *	19,802	37,170,136
The TJX Cos., Inc.	261,626	19,676,891
Tiffany & Co.	40,615	3,531,880
Tractor Supply Co.	52,916	2,918,317
TripAdvisor, Inc. *	44,591	1,717,199
Ulta Salon, Cosmetics & Fragrance, Inc. *	24,204	7,378,347

5

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Urban Outfitters, Inc. *	40,426	762,839
Williams-Sonoma, Inc.	31,363	1,526,124
		479,659,238

Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc. *	298,449	3,339,644
Analog Devices, Inc.	142,108	12,187,182
Applied Materials, Inc.	424,965	19,497,394
Broadcom Ltd.	159,337	38,158,025
First Solar, Inc. *	45,152	1,738,804
Intel Corp.	1,874,131	67,674,871
KLA-Tencor Corp.	60,835	6,326,840
Lam Research Corp.	66,378	10,299,874
Marvell Technology Group Ltd.	167,874	2,894,148
Maxim Integrated Products, Inc.	108,929	5,206,806
Microchip Technology, Inc.	84,283	7,020,774
Micron Technology, Inc. *	412,348	12,687,948
NVIDIA Corp.	233,837	33,754,371
Qorvo, Inc. *	48,337	3,767,869
QUALCOMM, Inc.	588,612	33,709,809
Skyworks Solutions, Inc.	74,472	7,926,055
Texas Instruments, Inc.	395,421	32,618,278
Xilinx, Inc.	99,340	6,626,971
		305,435,663

Software & Services 13.6%
Accenture plc, Class A	245,162	30,515,314
Activision Blizzard, Inc.	280,530	16,433,447
Adobe Systems, Inc. *	197,899	28,073,952
Akamai Technologies, Inc. *	69,634	3,283,243
Alliance Data Systems Corp.	21,973	5,298,350
Alphabet, Inc., Class A *	118,330	116,802,360
Alphabet, Inc., Class C *	117,155	113,038,173
Amdocs Ltd.	59,325	3,843,074
ANSYS, Inc. *	34,143	4,313,285
Autodesk, Inc. *	76,481	8,548,281
Automatic Data Processing, Inc.	178,163	18,238,546
Broadridge Financial Solutions, Inc.	51,286	3,892,095
CA, Inc.	121,696	3,866,282
Cadence Design Systems, Inc. *	107,483	3,776,953
CDK Global, Inc.	60,093	3,693,316
Citrix Systems, Inc. *	59,541	4,914,514
Cognizant Technology Solutions Corp., Class A	241,910	16,186,198
CoStar Group, Inc. *	12,484	3,265,440
CSRA, Inc.	53,415	1,610,996
Dell Technologies, Inc., Class V *	53,730	3,728,325
DXC Technology Co. *	115,872	8,982,397
eBay, Inc. *	404,710	13,881,553
Electronic Arts, Inc. *	121,200	13,735,596
Facebook, Inc., Class A *	937,922	142,057,666
Fidelity National Information Services, Inc.	128,835	11,063,061
Fiserv, Inc. *	83,376	10,445,345
FleetCor Technologies, Inc. *	36,390	5,250,713
Fortinet, Inc. *	69,061	2,716,860
Gartner, Inc. *	35,203	4,210,279
Global Payments, Inc.	59,716	5,470,583
IAC/InterActiveCorp *	28,428	3,023,034
International Business Machines Corp.	342,444	52,267,228
Intuit, Inc.	95,040	13,366,426
Jack Henry & Associates, Inc.	31,318	3,326,285
Leidos Holdings, Inc.	56,722	3,151,474
MasterCard, Inc., Class A	377,338	46,367,293
Microsoft Corp.	3,071,117	214,486,811
Nuance Communications, Inc. *	99,451	1,840,838
Oracle Corp.	1,186,883	53,872,619
Paychex, Inc.	129,134	7,648,607
Security	Number of Shares	Value ($)
PayPal Holdings, Inc. *	440,891	23,018,919
Red Hat, Inc. *	71,411	6,396,283
Sabre Corp.	93,172	2,089,848
salesforce.com, Inc. *	266,129	23,855,804
ServiceNow, Inc. *	64,245	6,723,239
Splunk, Inc. *	54,004	3,307,205
SS&C Technologies Holdings, Inc.	73,040	2,744,843
Symantec Corp.	243,302	7,374,484
Synopsys, Inc. *	61,241	4,585,114
Teradata Corp. *	50,103	1,365,808
The Ultimate Software Group, Inc. *	11,137	2,458,381
The Western Union Co.	189,203	3,598,641
Total System Services, Inc.	62,806	3,740,097
Twitter, Inc. *	237,420	4,349,534
Tyler Technologies, Inc. *	13,016	2,224,174
Vantiv, Inc., Class A *	60,541	3,797,132
VeriSign, Inc. *	33,196	2,992,951
Visa, Inc., Class A	738,834	70,359,162
VMware, Inc., Class A *	29,224	2,839,112
Workday, Inc., Class A *	50,420	5,040,992
Yahoo! Inc. *	349,069	17,565,152
Zillow Group, Inc., Class A *	19,074	837,158
Zillow Group, Inc., Class C *	45,706	1,989,125
		1,213,739,970

Technology Hardware & Equipment 5.7%
Amphenol Corp., Class A	125,264	9,344,694
Apple, Inc.	2,086,693	318,763,223
Arista Networks, Inc. *	16,295	2,401,557
Arrow Electronics, Inc. *	37,342	2,822,682
Avnet, Inc.	52,751	1,934,907
CDW Corp.	62,134	3,739,224
Cisco Systems, Inc.	1,995,248	62,910,169
CommScope Holding Co., Inc. *	74,628	2,760,490
Corning, Inc.	372,983	10,853,805
F5 Networks, Inc. *	25,285	3,239,767
FLIR Systems, Inc.	53,438	2,024,766
Harris Corp.	50,986	5,718,590
Hewlett Packard Enterprise Co.	662,135	12,454,759
HP, Inc.	683,714	12,826,475
Jabil Circuit, Inc.	71,369	2,135,360
Juniper Networks, Inc.	146,548	4,298,253
Keysight Technologies, Inc. *	63,300	2,445,912
Motorola Solutions, Inc.	69,012	5,767,333
National Instruments Corp.	37,461	1,429,137
NCR Corp. *	46,958	1,809,292
NetApp, Inc.	107,751	4,362,838
Palo Alto Networks, Inc. *	35,045	4,155,986
Seagate Technology plc	115,414	5,028,588
TE Connectivity Ltd.	143,608	11,323,491
Trimble, Inc. *	106,910	3,853,036
Western Digital Corp.	113,450	10,217,307
Xerox Corp.	368,926	2,608,307
		511,229,948

Telecommunication Services 2.2%
AT&T, Inc.	2,450,935	94,434,526
CenturyLink, Inc.	210,283	5,246,561
Frontier Communications Corp. (a)	277,535	363,571
Level 3 Communications, Inc. *	116,520	6,935,270
Sprint Corp. *	303,850	2,579,686
T-Mobile US, Inc. *	113,719	7,666,935
Verizon Communications, Inc.	1,616,912	75,412,776
Zayo Group Holdings, Inc. *	38,545	1,239,607
		193,878,932

6

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transportation 2.2%
Alaska Air Group, Inc.	47,390	4,125,299
AMERCO	1,500	553,875
American Airlines Group, Inc.	206,834	10,012,834
Avis Budget Group, Inc. *	38,748	886,942
C.H. Robinson Worldwide, Inc.	56,956	3,816,622
CSX Corp.	369,888	20,036,833
Delta Air Lines, Inc.	292,120	14,351,856
Expeditors International of Washington, Inc.	69,733	3,722,348
FedEx Corp.	98,111	19,017,836
Genesee & Wyoming, Inc., Class A *	26,154	1,713,087
Hertz Global Holdings, Inc. *(a)	38,957	397,751
J.B. Hunt Transport Services, Inc.	38,437	3,281,751
JetBlue Airways Corp. *	115,406	2,587,402
Kansas City Southern	40,318	3,838,274
Macquarie Infrastructure Corp.	28,114	2,190,081
Norfolk Southern Corp.	118,174	14,657,121
Old Dominion Freight Line, Inc.	27,914	2,493,278
Southwest Airlines Co.	243,050	14,604,874
Union Pacific Corp.	321,056	35,412,477
United Continental Holdings, Inc. *	117,811	9,386,002
United Parcel Service, Inc., Class B	271,295	28,749,131
		195,835,674

Utilities 3.2%
AES Corp.	276,083	3,224,649
Alliant Energy Corp.	92,105	3,819,594
Ameren Corp.	93,355	5,297,896
American Electric Power Co., Inc.	193,961	13,922,521
American Water Works Co., Inc.	70,307	5,496,601
Aqua America, Inc.	75,641	2,472,704
Atmos Energy Corp.	45,162	3,762,446
Avangrid, Inc.	23,879	1,084,823
Calpine Corp. *	170,130	2,186,171
CenterPoint Energy, Inc.	177,763	5,085,799
CMS Energy Corp.	112,451	5,331,302
Consolidated Edison, Inc.	120,275	9,957,567
Dominion Energy, Inc.	248,054	20,035,322
DTE Energy Co.	71,325	7,811,514
Duke Energy Corp.	276,153	23,660,789
Edison International	129,092	10,530,035
Entergy Corp.	68,823	5,441,146
Eversource Energy	125,458	7,787,178
Exelon Corp.	364,558	13,237,101
FirstEnergy Corp.	179,244	5,241,095
National Fuel Gas Co.	31,072	1,763,647
NextEra Energy, Inc.	185,052	26,173,755
NiSource, Inc.	118,638	3,092,893
NRG Energy, Inc.	115,405	1,853,404
OGE Energy Corp.	74,496	2,654,293
PG&E Corp.	206,324	14,108,435
Pinnacle West Capital Corp.	45,633	4,031,676
PPL Corp.	276,932	11,052,356
Security	Number of Shares	Value ($)
Public Service Enterprise Group, Inc.	202,119	9,077,164
SCANA Corp.	59,602	4,064,856
Sempra Energy	100,588	11,717,496
The Southern Co.	392,872	19,883,252
UGI Corp.	69,527	3,558,392
WEC Energy Group, Inc.	124,874	7,837,092
Westar Energy, Inc.	56,150	2,973,143
Xcel Energy, Inc.	205,329	9,837,312
		289,065,419
Total Common Stock
(Cost $7,207,968,492)		8,899,785,471

Other Investment Companies 0.3% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72% (c)	13,520,986	13,520,986

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.71% (c)	12,215,250	12,215,250
Total Other Investment Companies
(Cost $25,736,236)		25,736,236

End of Investments

At 05/31/17, the tax basis cost of the fund's investments was $7,238,156,197 and the unrealized appreciation and depreciation were $1,860,257,276 and ($172,891,766), respectively, with a net unrealized appreciation of $1,687,365,510.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,786,238.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 05/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/16/17	260	31,344,300	331,956

7

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$8,899,785,471	$—	$—	$8,899,785,471
Other Investment Companies[1]	25,736,236	—	—	25,736,236
Total	$8,925,521,707	$—	$—	$8,925,521,707
Other Financial Instruments
Futures Contracts[2]	$331,956	$—	$—	$331,956
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
8

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF™

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	3,395,658,596	4,287,585,865
0.3%	Other Investment Companies	12,291,139	12,291,139
100.1%	Total Investments	3,407,949,735	4,299,877,004
(0.1%)	Other Assets and Liabilities, Net		(3,940,373)
100.0%	Net Assets		4,295,936,631

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.6%
BorgWarner, Inc.	76,982	3,272,505
Lear Corp.	27,369	4,079,076
Tesla, Inc. *	48,665	16,595,251
		23,946,832

Banks 0.5%
CIT Group, Inc.	77,058	3,471,463
East West Bancorp, Inc.	56,819	3,109,704
First Republic Bank	58,981	5,432,150
Signature Bank *	20,370	2,913,317
SVB Financial Group *	21,297	3,631,139
Zions Bancorp	80,806	3,237,896
		21,795,669

Capital Goods 6.8%
3M Co.	233,679	47,780,345
A.O. Smith Corp.	56,161	3,081,554
Acuity Brands, Inc.	16,802	2,737,214
Allegion plc	39,420	3,099,595
AMETEK, Inc.	88,500	5,400,270
Carlisle Cos., Inc.	26,984	2,734,289
Colfax Corp. *	37,372	1,515,808
Cummins, Inc.	61,297	9,666,537
Deere & Co.	114,983	14,080,818
Dover Corp.	59,312	4,896,206
Fastenal Co.	111,422	4,810,088
Flowserve Corp.	51,140	2,480,290
Fortive Corp.	118,215	7,382,527
Fortune Brands Home & Security, Inc.	59,379	3,746,815
HD Supply Holdings, Inc. *	77,001	3,106,990
Hubbell, Inc.	19,406	2,249,349
Huntington Ingalls Industries, Inc.	17,727	3,471,124
IDEX Corp.	29,895	3,242,711
Jacobs Engineering Group, Inc.	48,149	2,523,971
Lennox International, Inc.	14,969	2,651,010
Lockheed Martin Corp.	97,409	27,384,592
Nordson Corp.	20,465	2,371,484
Northrop Grumman Corp.	68,950	17,873,219
Owens Corning	43,628	2,722,387
PACCAR, Inc.	139,644	8,791,986
Pentair plc	64,072	4,242,848
Security	Number of Shares	Value ($)
Quanta Services, Inc. *	60,782	1,863,576
Roper Technologies, Inc.	39,799	9,042,333
Sensata Technologies Holding N.V. *	66,086	2,671,857
Snap-on, Inc.	22,395	3,620,376
Spirit AeroSystems Holdings, Inc., Class A	51,158	2,787,599
Stanley Black & Decker, Inc.	60,493	8,326,257
Textron, Inc.	104,054	4,973,781
The Boeing Co.	221,808	41,617,835
The Middleby Corp. *	23,302	2,991,045
The Toro Co.	41,170	2,819,733
TransDigm Group, Inc.	19,286	5,170,191
Trinity Industries, Inc.	57,518	1,467,859
United Rentals, Inc. *	32,103	3,490,559
W.W. Grainger, Inc.	21,205	3,653,197
WABCO Holdings, Inc. *	20,377	2,482,326
Wabtec Corp.	34,567	2,825,852
		293,848,403

Commercial & Professional Services 1.0%
Cintas Corp.	33,456	4,211,441
Copart, Inc. *	78,246	2,440,493
Equifax, Inc.	46,200	6,320,160
IHS Markit Ltd. *	131,736	6,040,096
KAR Auction Services, Inc.	59,382	2,587,274
Nielsen Holdings plc	129,505	4,983,352
Robert Half International, Inc.	51,074	2,374,430
Rollins, Inc.	38,143	1,642,819
Stericycle, Inc. *	32,682	2,672,407
The Dun & Bradstreet Corp.	14,415	1,509,395
TransUnion *	43,866	1,917,383
Verisk Analytics, Inc. *	62,073	5,021,085
		41,720,335

Consumer Durables & Apparel 1.8%
Carter's, Inc.	18,296	1,503,199
D.R. Horton, Inc.	130,773	4,274,969
Hanesbrands, Inc.	147,455	3,044,946
Lennar Corp., B Shares	3,644	156,437
Lennar Corp., Class A	81,801	4,197,209
Lululemon Athletica, Inc. *	42,838	2,067,790
Michael Kors Holdings Ltd. *	64,592	2,143,163
Mohawk Industries, Inc. *	23,874	5,713,048
NIKE, Inc., Class B	519,546	27,530,742
NVR, Inc. *	1,411	3,220,438
Polaris Industries, Inc. (a)	22,468	1,878,325
PVH Corp.	31,339	3,320,367
Ralph Lauren Corp.	21,072	1,428,682
Toll Brothers, Inc.	56,282	2,077,369
Under Armour, Inc., Class A *(a)	70,266	1,346,297
Under Armour, Inc., Class C *	70,923	1,264,557
VF Corp.	128,490	6,912,762
Whirlpool Corp.	28,659	5,317,391
		77,397,691

1

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Consumer Services 2.5%
Chipotle Mexican Grill, Inc. *	11,093	5,295,244
Domino's Pizza, Inc.	18,457	3,907,716
Dunkin' Brands Group, Inc.	33,635	1,967,984
Hilton Worldwide Holdings, Inc.	73,618	4,893,388
Las Vegas Sands Corp.	142,304	8,414,435
Marriott International, Inc., Class A	125,008	13,457,111
MGM Resorts International	187,654	5,952,385
Norwegian Cruise Line Holdings Ltd. *	65,653	3,280,680
Royal Caribbean Cruises Ltd.	64,605	7,118,179
Starbucks Corp.	568,137	36,139,195
Vail Resorts, Inc.	15,353	3,284,007
Wynn Resorts Ltd.	31,677	4,076,830
Yum! Brands, Inc.	134,077	9,739,353
		107,526,507

Diversified Financials 6.7%
Affiliated Managers Group, Inc.	21,473	3,303,621
American Express Co.	298,174	22,941,508
Ameriprise Financial, Inc.	60,396	7,295,233
Berkshire Hathaway, Inc., Class B *	740,982	122,469,505
BlackRock, Inc.	47,590	19,475,732
CBOE Holdings, Inc.	39,933	3,449,013
E*TRADE Financial Corp. *	104,895	3,630,416
FactSet Research Systems, Inc.	15,645	2,592,220
Intercontinental Exchange, Inc.	231,190	13,915,326
Leucadia National Corp.	128,354	3,130,554
MarketAxess Holdings, Inc.	14,190	2,704,330
Moody's Corp.	64,857	7,682,312
Morgan Stanley	560,324	23,387,924
MSCI, Inc.	37,078	3,771,945
OneMain Holdings, Inc. *	21,983	495,936
Raymond James Financial, Inc.	50,579	3,655,344
S&P Global, Inc.	101,308	14,467,795
SEI Investments Co.	53,273	2,668,445
T. Rowe Price Group, Inc.	94,568	6,661,370
TD Ameritrade Holding Corp.	92,768	3,465,812
The Charles Schwab Corp. (b)	470,597	18,235,634
		289,399,975

Energy 3.3%
Anadarko Petroleum Corp.	219,096	11,070,921
Antero Resources Corp. *	58,832	1,210,174
Baker Hughes, Inc.	167,573	9,241,651
Cabot Oil & Gas Corp.	181,228	4,021,449
Cheniere Energy, Inc. *	91,431	4,454,518
Cimarex Energy Co.	36,902	3,969,179
Concho Resources, Inc. *	58,582	7,427,026
Continental Resources, Inc. *	38,410	1,444,216
Core Laboratories N.V.	17,063	1,744,521
Diamondback Energy, Inc. *	39,256	3,641,387
EOG Resources, Inc.	223,795	20,210,926
EQT Corp.	67,125	3,709,999
Halliburton Co.	337,564	15,254,517
Parsley Energy, Inc., Class A *	84,247	2,497,924
Pioneer Natural Resources Co.	66,668	11,124,223
Schlumberger Ltd.	544,129	37,865,937
Weatherford International plc *	383,752	1,842,010
		140,730,578

Food & Staples Retailing 2.3%
Casey's General Stores, Inc.	14,943	1,739,216
Costco Wholesale Corp.	172,096	31,051,281
CVS Health Corp.	401,499	30,847,168
Rite Aid Corp. *	432,582	1,475,105
Security	Number of Shares	Value ($)
US Foods Holding Corp. *	49,819	1,492,577
Walgreens Boots Alliance, Inc.	331,656	26,870,769
Whole Foods Market, Inc.	128,104	4,482,359
		97,958,475

Food, Beverage & Tobacco 1.3%
Brown-Forman Corp., Class A	24,732	1,311,785
Brown-Forman Corp., Class B	67,165	3,489,222
Constellation Brands, Inc., Class A	66,802	12,208,066
Mead Johnson Nutrition Co.	71,256	6,371,712
Monster Beverage Corp. *	155,589	7,866,580
Post Holdings, Inc. *	24,522	1,970,097
The Hain Celestial Group, Inc. *	40,827	1,426,087
The Hershey Co.	53,769	6,197,953
The J.M. Smucker Co.	46,298	5,919,199
TreeHouse Foods, Inc. *	23,527	1,815,814
Tyson Foods, Inc., Class A	114,542	6,567,838
		55,144,353

Health Care Equipment & Services 8.6%
ABIOMED, Inc. *	15,169	2,084,676
Aetna, Inc.	129,439	18,750,533
Align Technology, Inc. *	28,559	4,146,767
AmerisourceBergen Corp.	64,518	5,920,817
Becton Dickinson & Co.	87,563	16,569,546
C.R. Bard, Inc.	28,611	8,795,880
Centene Corp. *	67,902	4,931,722
Cerner Corp. *	116,159	7,590,991
Cigna Corp.	99,822	16,094,301
Danaher Corp.	238,520	20,259,889
DaVita, Inc. *	60,891	4,034,638
DENTSPLY SIRONA, Inc.	89,729	5,699,586
DexCom, Inc. *	32,197	2,152,047
Edwards Lifesciences Corp. *	82,010	9,436,891
Express Scripts Holding Co. *	235,323	14,060,549
HCA Healthcare, Inc. *	113,732	9,315,788
Henry Schein, Inc. *	31,403	5,777,210
Hologic, Inc. *	106,508	4,612,861
Humana, Inc.	58,576	13,604,862
IDEXX Laboratories, Inc. *	34,455	5,801,877
Intuitive Surgical, Inc. *	14,376	13,149,440
Laboratory Corp. of America Holdings *	41,539	5,773,921
McKesson Corp.	82,539	13,461,285
MEDNAX, Inc. *	37,027	2,010,566
Medtronic plc	535,127	45,100,504
ResMed, Inc.	55,789	3,966,598
STERIS plc	32,696	2,535,902
Stryker Corp.	122,593	17,525,895
Teleflex, Inc.	17,548	3,509,951
The Cooper Cos., Inc.	18,478	4,042,062
UnitedHealth Group, Inc.	376,470	65,950,015
Universal Health Services, Inc., Class B	35,349	4,017,767
Varian Medical Systems, Inc. *	36,189	3,583,435
VCA, Inc. *	30,638	2,822,679
West Pharmaceutical Services, Inc.	27,680	2,685,514
		369,776,965

Household & Personal Products 0.6%
Church & Dwight Co., Inc.	98,521	5,089,595
Herbalife Ltd. *(a)	27,305	1,959,953
Spectrum Brands Holdings, Inc.	9,159	1,231,428
The Clorox Co.	50,407	6,841,742
The Estee Lauder Cos., Inc., Class A	86,188	8,113,738
		23,236,456

2

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insurance 1.0%
Alleghany Corp. *	5,906	3,468,830
Aon plc	102,335	13,396,675
Arch Capital Group Ltd. *	47,995	4,667,514
Erie Indemnity Co., Class A	6,954	818,973
Everest Re Group Ltd.	15,735	4,006,918
Markel Corp. *	5,346	5,224,378
RenaissanceRe Holdings Ltd.	15,474	2,210,616
W.R. Berkley Corp.	38,081	2,627,208
Willis Towers Watson plc	50,707	7,435,167
		43,856,279

Materials 2.8%
Axalta Coating Systems Ltd. *	83,315	2,607,760
Ball Corp.	134,537	5,502,563
Berry Global Group, Inc. *	50,680	2,938,933
Crown Holdings, Inc. *	53,680	3,099,483
Ecolab, Inc.	103,930	13,806,061
FMC Corp.	53,601	4,039,907
International Flavors & Fragrances, Inc.	30,138	4,155,729
Martin Marietta Materials, Inc.	24,907	5,581,659
Monsanto Co.	171,391	20,124,731
NewMarket Corp.	3,358	1,562,645
Packaging Corp. of America	37,326	3,813,224
PPG Industries, Inc.	102,013	10,850,103
Praxair, Inc.	111,150	14,704,034
Royal Gold, Inc.	24,722	1,988,143
The Sherwin-Williams Co.	31,431	10,427,863
The Valspar Corp.	28,123	3,177,618
Vulcan Materials Co.	51,243	6,387,440
W.R. Grace & Co.	27,246	1,953,266
WestRock Co.	96,926	5,274,713
		121,995,875

Media 4.7%
Charter Communications, Inc., Class A *	83,716	28,928,064
Comcast Corp., Class A	1,851,710	77,197,790
Discovery Communications, Inc., Class A *	60,454	1,602,031
Discovery Communications, Inc., Class C *	82,385	2,128,005
DISH Network Corp., Class A *	88,941	5,671,768
Liberty Broadband Corp., Class A *	11,606	1,024,230
Liberty Global plc, Class A *	101,466	3,102,830
Liberty Global plc, Series C *	248,035	7,371,600
Liberty Media Corp. - Liberty SiriusXM, Class A *	36,002	1,500,203
Liberty Media Corp. - Liberty SiriusXM, Class C *	64,730	2,697,299
Live Nation Entertainment, Inc. *	51,654	1,781,546
Scripps Networks Interactive, Inc., Class A	39,592	2,621,782
Sirius XM Holdings, Inc. (a)	666,971	3,501,598
The Walt Disney Co.	568,294	61,341,654
		200,470,400

Pharmaceuticals, Biotechnology & Life Sciences 7.0%
Alexion Pharmaceuticals, Inc. *	87,091	8,537,531
Alkermes plc *	59,880	3,458,669
Allergan plc	130,517	29,203,179
Alnylam Pharmaceuticals, Inc. *	33,052	2,163,584
Amgen, Inc.	287,754	44,670,931
Biogen, Inc. *	83,974	20,806,238
BioMarin Pharmaceutical, Inc. *	65,621	5,751,024
Celgene Corp. *	304,887	34,882,122
Endo International plc *	74,821	986,141
Gilead Sciences, Inc.	511,727	33,205,965
Illumina, Inc. *	57,254	10,154,569
Security	Number of Shares	Value ($)
Incyte Corp. *	67,964	8,789,784
Ionis Pharmaceuticals, Inc. *	46,800	2,142,972
Jazz Pharmaceuticals plc *	23,608	3,436,381
Mallinckrodt plc *	41,310	1,781,700
Mettler-Toledo International, Inc. *	10,165	5,924,264
Mylan N.V. *	180,075	7,019,324
OPKO Health, Inc. *(a)	134,996	828,875
Perrigo Co., plc	55,331	4,030,863
Regeneron Pharmaceuticals, Inc. *	29,818	13,688,251
Seattle Genetics, Inc. *	36,754	2,351,521
Thermo Fisher Scientific, Inc.	153,232	26,476,957
United Therapeutics Corp. *	16,733	2,022,852
Vertex Pharmaceuticals, Inc. *	96,025	11,868,690
Waters Corp. *	30,784	5,529,422
Zoetis, Inc.	197,183	12,280,557
		301,992,366

Real Estate 4.5%
Alexandria Real Estate Equities, Inc.	33,526	3,911,814
American Campus Communities, Inc.	49,064	2,328,577
American Tower Corp.	167,679	21,997,808
AvalonBay Communities, Inc.	53,660	10,261,938
Boston Properties, Inc.	61,438	7,453,658
CBRE Group, Inc., Class A *	120,333	4,197,215
Crown Castle International Corp.	140,810	14,313,337
Digital Realty Trust, Inc.	64,483	7,621,246
Equinix, Inc.	30,284	13,355,547
Equity LifeStyle Properties, Inc.	30,638	2,585,847
Essex Property Trust, Inc.	25,105	6,449,977
Extra Space Storage, Inc.	47,776	3,701,207
Federal Realty Investment Trust	27,356	3,357,675
Highwoods Properties, Inc.	38,512	1,941,005
Invitation Homes, Inc.	42,256	909,349
Jones Lang LaSalle, Inc.	17,010	1,964,145
Kilroy Realty Corp.	37,279	2,729,568
Mid-America Apartment Communities, Inc.	47,652	4,857,645
Park Hotels & Resorts, Inc.	47,555	1,224,066
Public Storage	58,468	12,591,084
Realogy Holdings Corp.	54,333	1,654,983
SBA Communications Corp. *	48,134	6,651,156
Simon Property Group, Inc.	124,658	19,228,497
SL Green Realty Corp.	38,640	3,903,799
Sun Communities, Inc.	29,199	2,515,202
Taubman Centers, Inc.	22,603	1,382,173
The Macerich Co.	46,186	2,651,538
Ventas, Inc.	138,084	9,181,205
Vornado Realty Trust	66,169	6,100,782
Welltower, Inc.	141,330	10,252,078
		191,274,121

Retailing 10.1%
Advance Auto Parts, Inc.	28,669	3,831,038
Amazon.com, Inc. *	154,930	154,096,477
AutoNation, Inc. *	25,114	992,505
AutoZone, Inc. *	11,157	6,760,249
Bed Bath & Beyond, Inc.	60,036	2,065,839
Burlington Stores, Inc. *	27,662	2,706,727
CarMax, Inc. *	75,006	4,712,627
Dick's Sporting Goods, Inc.	33,006	1,357,537
Dollar General Corp.	99,596	7,309,350
Dollar Tree, Inc. *	91,584	7,116,077
Expedia, Inc.	47,161	6,780,809
L Brands, Inc.	92,472	4,771,555
Liberty Interactive Corp. QVC Group, Class A *	173,206	4,063,413
Liberty Ventures, Series A *	31,789	1,713,109
LKQ Corp. *	120,386	3,790,955

3

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lowe's Cos., Inc.	339,190	26,717,996
Netflix, Inc. *	167,787	27,361,026
O'Reilly Automotive, Inc. *	36,291	8,785,325
Ross Stores, Inc.	151,657	9,693,915
Sally Beauty Holdings, Inc. *	61,785	1,113,366
Signet Jewelers Ltd.	26,485	1,273,929
The Home Depot, Inc.	476,494	73,146,594
The Michaels Cos., Inc. *	47,024	908,974
The Priceline Group, Inc. *	19,098	35,848,665
The TJX Cos., Inc.	253,414	19,059,267
Tiffany & Co.	41,595	3,617,101
Tractor Supply Co.	49,605	2,735,716
TripAdvisor, Inc. *	43,901	1,690,628
Ulta Salon, Cosmetics & Fragrance, Inc. *	22,372	6,819,880
Urban Outfitters, Inc. *	36,403	686,925
Williams-Sonoma, Inc.	32,687	1,590,549
		433,118,123

Semiconductors & Semiconductor Equipment 2.9%
Broadcom Ltd.	156,886	37,571,059
Lam Research Corp.	63,578	9,865,398
NVIDIA Corp.	230,793	33,314,970
Qorvo, Inc. *	49,151	3,831,320
QUALCOMM, Inc.	575,177	32,940,387
Skyworks Solutions, Inc.	73,034	7,773,009
		125,296,143

Software & Services 19.0%
Accenture plc, Class A	242,634	30,200,654
Activision Blizzard, Inc.	268,965	15,755,970
Adobe Systems, Inc. *	194,522	27,594,891
Akamai Technologies, Inc. *	68,503	3,229,916
Alliance Data Systems Corp.	22,527	5,431,935
Alphabet, Inc., Class A *	116,067	114,568,575
Alphabet, Inc., Class C *	115,716	111,649,740
ANSYS, Inc. *	33,206	4,194,914
Autodesk, Inc. *	75,119	8,396,051
Automatic Data Processing, Inc.	175,584	17,974,534
Cadence Design Systems, Inc. *	113,437	3,986,176
CDK Global, Inc.	58,514	3,596,270
Citrix Systems, Inc. *	60,026	4,954,546
Cognizant Technology Solutions Corp., Class A	236,903	15,851,180
CoStar Group, Inc. *	12,423	3,249,484
Dell Technologies, Inc., Class V *	52,670	3,654,771
eBay, Inc. *	392,948	13,478,116
Electronic Arts, Inc. *	119,629	13,557,555
Facebook, Inc., Class A *	921,352	139,547,974
Fidelity National Information Services, Inc.	127,911	10,983,718
Fiserv, Inc. *	84,620	10,601,194
FleetCor Technologies, Inc. *	36,690	5,294,000
Fortinet, Inc. *	58,637	2,306,780
Gartner, Inc. *	34,709	4,151,196
Global Payments, Inc.	60,004	5,496,966
IAC/InterActiveCorp *	29,140	3,098,748
Intuit, Inc.	94,163	13,243,084
Jack Henry & Associates, Inc.	31,324	3,326,922
MasterCard, Inc., Class A	368,785	45,316,301
Nuance Communications, Inc. *	99,826	1,847,779
PayPal Holdings, Inc. *	437,962	22,865,996
Red Hat, Inc. *	70,785	6,340,212
Sabre Corp.	78,462	1,759,903
salesforce.com, Inc. *	254,862	22,845,830
ServiceNow, Inc. *	64,177	6,716,123
Splunk, Inc. *	52,445	3,211,732
SS&C Technologies Holdings, Inc.	68,271	2,565,624
Synopsys, Inc. *	59,879	4,483,141
Security	Number of Shares	Value ($)
The Ultimate Software Group, Inc. *	11,832	2,611,796
Total System Services, Inc.	64,281	3,827,933
Twitter, Inc. *	234,423	4,294,629
Tyler Technologies, Inc. *	13,608	2,325,335
Vantiv, Inc., Class A *	63,398	3,976,323
VeriSign, Inc. *	34,702	3,128,732
Visa, Inc., Class A	725,230	69,063,653
VMware, Inc., Class A *	28,328	2,752,065
Workday, Inc., Class A *	50,668	5,065,787
Zillow Group, Inc., Class A *	18,327	804,372
Zillow Group, Inc., Class C *	39,459	1,717,256
		816,896,382

Technology Hardware & Equipment 8.1%
Amphenol Corp., Class A	117,718	8,781,763
Apple, Inc.	2,051,601	313,402,569
Arista Networks, Inc. *	15,553	2,292,201
CDW Corp.	64,238	3,865,843
CommScope Holding Co., Inc. *	76,062	2,813,533
F5 Networks, Inc. *	25,450	3,260,908
FLIR Systems, Inc.	55,371	2,098,007
Juniper Networks, Inc.	151,568	4,445,489
Palo Alto Networks, Inc. *	35,610	4,222,990
Trimble, Inc. *	96,939	3,493,682
		348,676,985

Telecommunication Services 0.3%
Level 3 Communications, Inc. *	115,274	6,861,108
T-Mobile US, Inc. *	110,723	7,464,945
		14,326,053

Transportation 3.4%
Alaska Air Group, Inc.	48,912	4,257,790
AMERCO	1,772	654,311
Avis Budget Group, Inc. *	34,920	799,319
C.H. Robinson Worldwide, Inc.	55,183	3,697,813
Delta Air Lines, Inc.	287,436	14,121,731
FedEx Corp.	95,644	18,539,633
Genesee & Wyoming, Inc., Class A *	22,505	1,474,077
Hertz Global Holdings, Inc. *(a)	28,818	294,232
J.B. Hunt Transport Services, Inc.	34,092	2,910,775
JetBlue Airways Corp. *	132,565	2,972,107
Kansas City Southern	41,257	3,927,666
Macquarie Infrastructure Corp.	29,304	2,282,782
Old Dominion Freight Line, Inc.	27,336	2,441,651
Southwest Airlines Co.	238,118	14,308,511
Union Pacific Corp.	319,160	35,203,348
United Continental Holdings, Inc. *	112,881	8,993,229
United Parcel Service, Inc., Class B	270,052	28,617,410
		145,496,385

Utilities 0.0%
Calpine Corp. *	132,647	1,704,514
Total Common Stock
(Cost $3,395,658,596)		4,287,585,865

Other Investment Companies 0.3% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72% (c)	3,918,714	3,918,714

4

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.71% (c)	8,372,425	8,372,425
Total Other Investment Companies
(Cost $12,291,139)		12,291,139

End of Investments

At 05/31/17, the tax basis cost of the fund's investments was $3,409,833,472 and the unrealized appreciation and depreciation were $979,480,379 and ($89,436,847), respectively, with a net unrealized appreciation of $890,043,532.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,081,234.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 05/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/16/17	65	7,836,075	60,561

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,287,585,865	$—	$—	$4,287,585,865
Other Investment Companies[1]	12,291,139	—	—	12,291,139
Total	$4,299,877,004	$—	$—	$4,299,877,004
Other Financial Instruments
Futures Contracts[2]	$60,561	$—	$—	$60,561
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
5

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF™

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	2,953,648,344	3,403,177,567
0.2%	Other Investment Companies	7,727,360	7,727,360
99.9%	Total Investments	2,961,375,704	3,410,904,927
0.1%	Other Assets and Liabilities, Net		4,424,068
100.0%	Net Assets		3,415,328,995

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.3%
Adient plc	31,756	2,176,239
Autoliv, Inc.	25,715	2,852,308
Delphi Automotive plc	78,845	6,935,994
Ford Motor Co.	1,151,926	12,809,417
General Motors Co.	404,873	13,737,341
Harley-Davidson, Inc.	56,965	3,019,715
The Goodyear Tire & Rubber Co.	80,970	2,608,853
		44,139,867

Banks 10.9%
Bank of America Corp.	2,986,024	66,916,798
BB&T Corp.	241,449	10,056,351
BOK Financial Corp.	6,005	483,583
Citigroup, Inc.	826,145	50,014,818
Citizens Financial Group, Inc.	151,097	5,152,408
Comerica, Inc.	50,671	3,474,004
Cullen/Frost Bankers, Inc.	17,236	1,579,852
Fifth Third Bancorp	221,477	5,257,864
Huntington Bancshares, Inc.	323,445	4,056,000
JPMorgan Chase & Co.	1,065,998	87,571,736
KeyCorp	317,152	5,540,645
M&T Bank Corp.	46,592	7,290,250
New York Community Bancorp, Inc.	140,867	1,820,002
People's United Financial, Inc.	96,628	1,601,126
Regions Financial Corp.	361,155	4,998,385
SunTrust Banks, Inc.	145,971	7,790,472
TFS Financial Corp.	16,645	259,995
The PNC Financial Services Group, Inc.	144,912	17,201,054
U.S. Bancorp	475,591	24,202,826
Wells Fargo & Co.	1,342,045	68,632,181
		373,900,350

Capital Goods 8.0%
AGCO Corp.	21,262	1,361,406
Allison Transmission Holdings, Inc.	47,573	1,842,027
Arconic, Inc.	131,960	3,624,941
Caterpillar, Inc.	173,459	18,287,782
Donaldson Co., Inc.	37,330	1,790,347
Eaton Corp. plc	134,659	10,419,914
Emerson Electric Co.	191,195	11,303,448
Fluor Corp.	41,184	1,847,514
Security	Number of Shares	Value ($)
General Dynamics Corp.	85,007	17,277,673
General Electric Co.	2,600,736	71,208,152
Honeywell International, Inc.	227,652	30,275,440
Illinois Tool Works, Inc.	92,294	13,033,759
Ingersoll-Rand plc	76,339	6,839,974
Johnson Controls International plc	280,315	11,705,954
L3 Technologies, Inc.	22,684	3,824,296
Lincoln Electric Holdings, Inc.	19,918	1,780,271
Masco Corp.	95,519	3,558,083
Parker-Hannifin Corp.	39,409	6,205,735
Raytheon Co.	86,540	14,193,425
Rockwell Automation, Inc.	37,917	6,018,186
Rockwell Collins, Inc.	48,726	5,313,570
United Technologies Corp.	222,819	27,023,488
Xylem, Inc.	54,265	2,829,377
		271,564,762

Commercial & Professional Services 0.4%
ManpowerGroup, Inc.	19,172	1,953,052
Republic Services, Inc.	71,099	4,522,607
Waste Management, Inc.	120,728	8,802,279
		15,277,938

Consumer Durables & Apparel 0.7%
Coach, Inc.	81,385	3,760,801
Garmin Ltd.	35,761	1,861,002
Hasbro, Inc.	33,833	3,561,262
Leggett & Platt, Inc.	40,463	2,104,885
Mattel, Inc.	100,934	2,312,398
Newell Brands, Inc.	142,669	7,554,324
PulteGroup, Inc.	84,147	1,907,612
		23,062,284

Consumer Services 1.7%
Aramark	73,185	2,726,873
Carnival Corp.	123,417	7,907,327
Darden Restaurants, Inc.	37,264	3,313,888
H&R Block, Inc.	60,325	1,601,026
McDonald's Corp.	243,730	36,776,420
Service Corp. International	57,774	1,841,835
Wyndham Worldwide Corp.	31,557	3,186,941
		57,354,310

Diversified Financials 3.4%
AGNC Investment Corp.	111,020	2,308,106
Ally Financial, Inc.	136,378	2,528,448
Annaly Capital Management, Inc.	312,743	3,746,661
Capital One Financial Corp.	143,627	11,047,789
CME Group, Inc.	100,874	11,831,511
Discover Financial Services	114,156	6,700,957
Eaton Vance Corp.	35,168	1,637,774
Franklin Resources, Inc.	104,712	4,375,915
Invesco Ltd.	119,545	3,789,577

1

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lazard Ltd., Class A	37,760	1,680,320
Legg Mason, Inc.	26,855	990,144
Nasdaq, Inc.	33,077	2,237,659
Navient Corp.	87,815	1,267,170
Northern Trust Corp.	63,894	5,586,891
Santander Consumer USA Holdings, Inc. *	30,206	337,401
Starwood Property Trust, Inc.	72,061	1,586,783
State Street Corp.	107,561	8,761,919
Synchrony Financial	231,041	6,203,451
The Bank of New York Mellon Corp.	307,572	14,492,793
The Goldman Sachs Group, Inc.	110,505	23,345,286
Voya Financial, Inc.	54,605	1,866,399
		116,322,954

Energy 8.3%
Apache Corp.	110,182	5,152,110
Chesapeake Energy Corp. *	207,830	1,051,620
Chevron Corp.	564,538	58,418,392
ConocoPhillips	365,477	16,333,167
Devon Energy Corp.	156,215	5,308,186
Energen Corp. *	33,569	1,914,776
Exxon Mobil Corp.	1,237,318	99,604,099
Helmerich & Payne, Inc.	32,287	1,700,233
Hess Corp.	83,649	3,838,653
HollyFrontier Corp.	53,756	1,284,768
Kinder Morgan, Inc.	566,002	10,618,198
Marathon Oil Corp.	266,838	3,474,231
Marathon Petroleum Corp.	162,301	8,446,144
Murphy Oil Corp.	49,639	1,211,688
National Oilwell Varco, Inc.	113,901	3,721,146
Newfield Exploration Co. *	57,158	1,856,492
Noble Energy, Inc.	136,529	3,917,017
Occidental Petroleum Corp.	225,456	13,286,122
ONEOK, Inc.	61,795	3,069,976
Phillips 66	129,808	9,879,687
Range Resources Corp.	55,108	1,270,790
Southwestern Energy Co. *	149,522	906,103
Targa Resources Corp.	57,580	2,644,649
TechnipFMC plc *	139,723	4,044,981
Tesoro Corp.	37,096	3,087,871
The Williams Cos., Inc.	244,410	6,990,126
Transocean Ltd. *	111,212	1,010,917
Valero Energy Corp.	132,910	8,169,978
		282,212,120

Food & Staples Retailing 1.5%
Sysco Corp.	148,217	8,086,720
The Kroger Co.	272,163	8,105,014
Wal-Mart Stores, Inc.	450,180	35,384,148
		51,575,882

Food, Beverage & Tobacco 9.1%
Altria Group, Inc.	578,193	43,618,880
Archer-Daniels-Midland Co.	171,153	7,116,542
Bunge Ltd.	40,699	3,254,699
Campbell Soup Co.	57,973	3,342,144
ConAgra Brands, Inc.	122,403	4,717,412
Dr. Pepper Snapple Group, Inc.	53,835	4,996,426
General Mills, Inc.	174,282	9,888,761
Hormel Foods Corp.	79,097	2,660,032
Ingredion, Inc.	21,499	2,452,821
Kellogg Co.	74,162	5,309,999
Lamb Weston Holdings, Inc.	40,625	1,885,406
McCormick & Co., Inc. Non-Voting Shares	33,460	3,484,859
Molson Coors Brewing Co., Class B	55,334	5,245,110
Mondelez International, Inc., Class A	455,399	21,217,039
Security	Number of Shares	Value ($)
PepsiCo, Inc.	425,233	49,696,981
Philip Morris International, Inc.	462,147	55,365,211
Pilgrim's Pride Corp. *	18,897	439,733
Pinnacle Foods, Inc.	35,930	2,238,798
Reynolds American, Inc.	246,788	16,596,493
The Coca-Cola Co.	1,150,122	52,296,047
The Kraft Heinz Co.	178,905	16,495,041
		312,318,434

Health Care Equipment & Services 2.3%
Abbott Laboratories	513,379	23,440,885
Anthem, Inc.	78,449	14,305,175
Baxter International, Inc.	145,452	8,626,758
Boston Scientific Corp. *	404,931	10,945,285
Cardinal Health, Inc.	93,582	6,952,207
Patterson Cos., Inc.	25,616	1,131,203
Quest Diagnostics, Inc.	41,317	4,494,050
Zimmer Biomet Holdings, Inc.	59,863	7,136,268
		77,031,831

Household & Personal Products 3.0%
Colgate-Palmolive Co.	263,535	20,123,532
Edgewell Personal Care Co. *	17,230	1,260,202
Kimberly-Clark Corp.	105,938	13,743,337
The Procter & Gamble Co.	763,230	67,232,931
		102,360,002

Insurance 4.7%
Aflac, Inc.	118,794	8,954,692
American Financial Group, Inc.	21,136	2,110,430
American International Group, Inc.	261,908	16,665,206
Arthur J. Gallagher & Co.	54,211	3,075,390
Assurant, Inc.	17,068	1,672,323
Axis Capital Holdings Ltd.	25,428	1,667,568
Brown & Brown, Inc.	33,846	1,469,932
Chubb Ltd.	139,388	19,958,968
Cincinnati Financial Corp.	43,912	3,077,353
CNA Financial Corp.	8,474	386,414
FNF Group	82,717	3,524,571
Lincoln National Corp.	66,498	4,321,040
Loews Corp.	82,575	3,894,237
Marsh & McLennan Cos., Inc.	152,282	11,810,992
MetLife, Inc.	322,604	16,320,536
Principal Financial Group, Inc.	79,061	4,973,728
Prudential Financial, Inc.	128,244	13,446,383
Reinsurance Group of America, Inc.	19,845	2,470,901
The Allstate Corp.	108,780	9,392,065
The Hartford Financial Services Group, Inc.	112,885	5,575,390
The Progressive Corp.	173,474	7,360,502
The Travelers Cos., Inc.	82,739	10,329,964
Torchmark Corp.	32,205	2,431,478
Unum Group	67,443	3,033,586
XL Group Ltd.	80,244	3,505,860
		161,429,509

Materials 3.3%
Air Products & Chemicals, Inc.	64,445	9,283,947
Albemarle Corp.	32,970	3,745,392
Ashland Global Holdings, Inc.	18,594	1,237,245
Avery Dennison Corp.	26,848	2,262,212
Celanese Corp., Series A	42,054	3,639,774
CF Industries Holdings, Inc.	69,083	1,858,333
E.I. du Pont de Nemours & Co.	257,624	20,331,686
Eastman Chemical Co.	43,216	3,462,034
Freeport-McMoRan, Inc. *	397,705	4,569,630

2

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Huntsman Corp.	60,634	1,449,153
International Paper Co.	126,063	6,666,211
LyondellBasell Industries N.V., Class A	98,018	7,892,409
Newmont Mining Corp.	165,749	5,660,328
Nucor Corp.	95,306	5,537,279
Reliance Steel & Aluminum Co.	22,302	1,626,931
RPM International, Inc.	39,733	2,154,721
Sealed Air Corp.	57,932	2,573,339
Sonoco Products Co.	30,212	1,532,050
Steel Dynamics, Inc.	70,669	2,402,039
The Dow Chemical Co.	332,252	20,586,334
The Mosaic Co.	101,200	2,290,156
Westlake Chemical Corp.	10,636	653,689
		111,414,892

Media 1.8%
CBS Corp., Class A	2,820	178,252
CBS Corp., Class B Non-Voting Shares	109,994	6,721,733
Liberty Broadband Corp., Class C *	20,794	1,854,201
News Corp., Class A	109,664	1,467,304
News Corp., Class B	46,816	641,379
Omnicom Group, Inc.	70,397	5,893,637
TEGNA, Inc.	60,895	1,445,647
The Interpublic Group of Cos., Inc.	119,854	2,987,960
Time Warner, Inc.	230,042	22,886,879
Tribune Media Co., Class A	19,856	758,499
Twenty-First Century Fox, Inc., Class A	312,226	8,467,569
Twenty-First Century Fox, Inc., Class B	148,031	3,982,034
Viacom, Inc., Class A	1,384	53,146
Viacom, Inc., Class B	104,374	3,631,172
		60,969,412

Pharmaceuticals, Biotechnology & Life Sciences 9.0%
AbbVie, Inc.	476,238	31,441,233
Agilent Technologies, Inc.	96,038	5,794,933
Bristol-Myers Squibb Co.	498,238	26,879,940
Eli Lilly & Co.	288,205	22,932,472
Johnson & Johnson	809,478	103,815,553
Merck & Co., Inc.	819,553	53,361,096
PerkinElmer, Inc.	32,228	2,032,298
Pfizer, Inc.	1,777,422	58,032,828
Quintiles IMS Holdings, Inc. *	41,660	3,601,090
		307,891,443

Real Estate 2.4%
American Homes 4 Rent, Class A	67,946	1,526,747
Apartment Investment & Management Co., Class A	45,437	1,950,156
Brixmor Property Group, Inc.	78,983	1,424,853
Camden Property Trust	25,365	2,113,158
DDR Corp.	96,464	827,661
Douglas Emmett, Inc.	43,246	1,641,618
Duke Realty Corp.	107,333	3,077,237
Equity Residential	108,380	7,054,454
Forest City Realty Trust, Inc., Class A	65,966	1,502,046
Forest City Realty Trust, Inc., Class B	200	5,900
Gaming & Leisure Properties, Inc.	60,362	2,215,889
GGP, Inc.	174,531	3,888,551
HCP, Inc.	135,445	4,244,846
Host Hotels & Resorts, Inc.	216,092	3,887,495
Iron Mountain, Inc.	71,937	2,512,040
Kimco Realty Corp.	128,841	2,259,871
Lamar Advertising Co., Class A	24,837	1,738,838
Liberty Property Trust	44,018	1,808,700
National Retail Properties, Inc.	43,129	1,654,860
Omega Healthcare Investors, Inc.	59,584	1,866,171
Security	Number of Shares	Value ($)
Prologis, Inc.	157,759	8,761,935
Realty Income Corp.	78,771	4,326,891
Regency Centers Corp.	42,893	2,610,468
Senior Housing Properties Trust	75,621	1,598,628
Spirit Realty Capital, Inc.	145,582	1,052,558
UDR, Inc.	82,358	3,179,842
VEREIT, Inc.	295,336	2,442,429
Weingarten Realty Investors	32,875	989,209
Weyerhaeuser Co.	219,490	7,234,391
WP Carey, Inc.	34,905	2,276,853
		81,674,295

Retailing 0.9%
Best Buy Co., Inc.	86,503	5,137,413
Foot Locker, Inc.	38,573	2,291,622
Genuine Parts Co.	46,251	4,283,768
Kohl's Corp.	52,265	2,008,544
Macy's, Inc.	88,520	2,080,220
Nordstrom, Inc. (a)	37,711	1,576,320
Staples, Inc.	184,428	1,674,606
Target Corp.	163,568	9,020,775
The Gap, Inc.	62,342	1,402,695
		29,475,963

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. *	229,042	2,562,980
Analog Devices, Inc.	109,065	9,353,415
Applied Materials, Inc.	320,472	14,703,255
First Solar, Inc. *	22,440	864,164
Intel Corp.	1,412,255	50,996,528
KLA-Tencor Corp.	46,114	4,795,856
Marvell Technology Group Ltd.	130,417	2,248,389
Maxim Integrated Products, Inc.	88,074	4,209,937
Microchip Technology, Inc.	65,152	5,427,162
Micron Technology, Inc. *	307,635	9,465,929
Texas Instruments, Inc.	296,031	24,419,597
Xilinx, Inc.	73,469	4,901,117
		133,948,329

Software & Services 8.4%
Amdocs Ltd.	44,614	2,890,095
Broadridge Financial Solutions, Inc.	36,236	2,749,950
CA, Inc.	93,537	2,971,670
CSRA, Inc.	40,413	1,218,856
DXC Technology Co. *	85,349	6,616,254
International Business Machines Corp.	255,834	39,047,943
Leidos Holdings, Inc.	41,771	2,320,797
Microsoft Corp.	2,305,015	160,982,248
Oracle Corp.	892,005	40,488,107
Paychex, Inc.	95,428	5,652,200
Symantec Corp.	184,962	5,606,198
Teradata Corp. *	40,422	1,101,904
The Western Union Co.	142,637	2,712,956
Yahoo! Inc. *	260,683	13,117,569
		287,476,747

Technology Hardware & Equipment 3.4%
Arrow Electronics, Inc. *	26,235	1,983,104
Avnet, Inc.	37,024	1,358,040
Cisco Systems, Inc.	1,494,529	47,122,499
Corning, Inc.	278,124	8,093,408
Harris Corp.	36,208	4,061,089
Hewlett Packard Enterprise Co.	493,485	9,282,453
HP, Inc.	503,138	9,438,869
Jabil Circuit, Inc.	55,181	1,651,016

3

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Keysight Technologies, Inc. *	50,758	1,961,289
Motorola Solutions, Inc.	50,114	4,188,027
National Instruments Corp.	32,632	1,244,911
NCR Corp. *	36,456	1,404,650
NetApp, Inc.	81,073	3,282,646
Seagate Technology plc	88,592	3,859,953
TE Connectivity Ltd.	106,859	8,425,832
Western Digital Corp.	86,013	7,746,331
Xerox Corp.	252,886	1,787,904
		116,892,021

Telecommunication Services 3.9%
AT&T, Inc.	1,828,530	70,453,261
CenturyLink, Inc.	158,587	3,956,746
Frontier Communications Corp. (a)	342,668	448,895
Sprint Corp. *	189,910	1,612,336
Verizon Communications, Inc.	1,213,436	56,594,655
Zayo Group Holdings, Inc. *	34,009	1,093,729
		134,159,622

Transportation 1.1%
American Airlines Group, Inc.	149,488	7,236,714
CSX Corp.	276,202	14,961,862
Expeditors International of Washington, Inc.	54,372	2,902,377
Norfolk Southern Corp.	87,418	10,842,455
		35,943,408

Utilities 6.3%
AES Corp.	197,277	2,304,195
Alliant Energy Corp.	64,650	2,681,035
Ameren Corp.	72,756	4,128,903
American Electric Power Co., Inc.	146,297	10,501,199
American Water Works Co., Inc.	53,649	4,194,279
Aqua America, Inc.	56,510	1,847,312
Atmos Energy Corp.	32,109	2,675,001
Avangrid, Inc.	18,243	828,779
CenterPoint Energy, Inc.	128,998	3,690,633
CMS Energy Corp.	82,816	3,926,307
Consolidated Edison, Inc.	91,392	7,566,344
Dominion Energy, Inc.	185,826	15,009,166
DTE Energy Co.	53,029	5,807,736
Duke Energy Corp.	207,917	17,814,329
Edison International	97,775	7,975,507
Entergy Corp.	53,639	4,240,699
Eversource Energy	95,011	5,897,333
Exelon Corp.	274,470	9,966,006
FirstEnergy Corp.	131,571	3,847,136
National Fuel Gas Co.	24,297	1,379,098
NextEra Energy, Inc.	140,485	19,870,198
NiSource, Inc.	94,013	2,450,919
NRG Energy, Inc.	90,651	1,455,855
OGE Energy Corp.	59,407	2,116,671
Security	Number of Shares	Value ($)
PG&E Corp.	150,451	10,287,839
Pinnacle West Capital Corp.	32,521	2,873,230
PPL Corp.	202,258	8,072,117
Public Service Enterprise Group, Inc.	150,303	6,750,108
SCANA Corp.	42,496	2,898,227
Sempra Energy	74,401	8,666,972
The Southern Co.	294,667	14,913,097
UGI Corp.	52,351	2,679,324
WEC Energy Group, Inc.	95,701	6,006,195
Westar Energy, Inc.	41,721	2,209,127
Xcel Energy, Inc.	151,332	7,250,316
		214,781,192
Total Common Stock
(Cost $2,953,648,344)		3,403,177,567

Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72% (b)	5,921,360	5,921,360

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.71% (b)	1,806,000	1,806,000
Total Other Investment Companies
(Cost $7,727,360)		7,727,360

End of Investments

At 05/31/17, the tax basis cost of the fund's investments was $2,964,060,000 and the unrealized appreciation and depreciation were $514,798,372 and ($67,953,445), respectively, with a net unrealized appreciation $446,844,927.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,697,636.
(b)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 05/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/16/17	93	11,211,615	102,672

4

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$3,403,177,567	$—	$—	$3,403,177,567
Other Investment Companies[1]	7,727,360	—	—	7,727,360
Total	$3,410,904,927	$—	$—	$3,410,904,927
Other Financial Instruments
Futures Contracts[2]	$102,672	$—	$—	$102,672
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
5

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF™

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.9%	Common Stock	2,957,060,732	3,398,036,506
0.9%	Other Investment Companies	32,212,114	32,212,114
100.8%	Total Investments	2,989,272,846	3,430,248,620
(0.8%)	Other Assets and Liabilities, Net		(28,523,011)
100.0%	Net Assets		3,401,725,609

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.5%
Adient plc	112,871	7,735,050
BorgWarner, Inc.	245,828	10,450,148
Gentex Corp.	356,355	6,763,618
Lear Corp.	84,634	12,613,851
The Goodyear Tire & Rubber Co.	307,352	9,902,881
Thor Industries, Inc.	57,720	5,225,392
		52,690,940

Banks 5.2%
Associated Banc-Corp.	181,138	4,320,141
Bank of the Ozarks, Inc.	110,636	4,890,111
BankUnited, Inc.	124,441	4,126,464
BOK Financial Corp.	24,607	1,981,602
CIT Group, Inc.	245,828	11,074,551
Comerica, Inc.	215,324	14,762,613
Commerce Bancshares, Inc.	108,479	5,806,881
Cullen/Frost Bankers, Inc.	68,887	6,314,182
East West Bancorp, Inc.	176,097	9,637,789
First Hawaiian, Inc.	57,092	1,573,456
First Republic Bank	188,302	17,342,614
Huntington Bancshares, Inc.	1,333,794	16,725,777
Investors Bancorp, Inc.	379,388	5,019,303
New York Community Bancorp, Inc.	589,667	7,618,498
PacWest Bancorp	148,321	6,922,141
People's United Financial, Inc.	424,770	7,038,439
Popular, Inc.	129,590	4,820,748
Prosperity Bancshares, Inc.	83,686	5,242,091
Signature Bank *	66,458	9,504,823
SVB Financial Group *	63,590	10,842,095
Synovus Financial Corp.	149,872	6,126,767
TFS Financial Corp.	78,119	1,220,219
Western Alliance Bancorp *	115,440	5,277,917
Zions Bancorp	248,927	9,974,505
		178,163,727

Capital Goods 10.2%
A.O. Smith Corp.	181,952	9,983,706
AECOM *	190,618	6,120,744
AGCO Corp.	82,672	5,293,488
Allegion plc	116,493	9,159,845
Allison Transmission Holdings, Inc.	185,802	7,194,253
Security	Number of Shares	Value ($)
BWX Technologies, Inc.	123,048	5,980,133
Carlisle Cos., Inc.	79,272	8,032,632
Chicago Bridge & Iron Co. N.V. (a)	118,749	2,246,731
Colfax Corp. *	121,598	4,932,015
Crane Co.	61,223	4,749,680
Curtiss-Wright Corp.	54,637	4,918,969
Donaldson Co., Inc.	164,108	7,870,620
EMCOR Group, Inc.	73,599	4,638,209
Flowserve Corp.	161,075	7,812,137
Fluor Corp.	172,345	7,731,397
Fortune Brands Home & Security, Inc.	185,137	11,682,145
Graco, Inc.	68,762	7,554,881
HD Supply Holdings, Inc. *	246,567	9,948,978
HEICO Corp.	33,357	2,475,423
HEICO Corp., Class A	54,550	3,417,557
Hexcel Corp.	109,805	5,647,271
Hubbell, Inc.	63,505	7,360,865
Huntington Ingalls Industries, Inc.	56,580	11,078,930
IDEX Corp.	93,329	10,123,397
ITT, Inc.	104,897	3,987,135
Jacobs Engineering Group, Inc.	145,544	7,629,416
Lennox International, Inc.	47,088	8,339,285
Lincoln Electric Holdings, Inc.	74,115	6,624,399
MSC Industrial Direct Co., Inc., Class A	54,830	4,602,430
Nordson Corp.	64,649	7,491,526
Orbital ATK, Inc.	70,257	7,142,327
Oshkosh Corp.	91,022	5,745,309
Owens Corning	136,490	8,516,976
Quanta Services, Inc. *	187,572	5,750,957
Regal Beloit Corp.	55,352	4,383,878
Sensata Technologies Holding N.V. *	209,902	8,486,338
Snap-on, Inc.	70,162	11,342,389
Spirit AeroSystems Holdings, Inc., Class A	149,093	8,124,078
Teledyne Technologies, Inc. *	41,946	5,516,318
The Middleby Corp. *	69,644	8,939,504
The Timken Co.	87,271	4,027,557
The Toro Co.	133,192	9,122,320
Trinity Industries, Inc.	189,426	4,834,151
United Rentals, Inc. *	103,616	11,266,168
USG Corp. *	112,267	3,192,873
WABCO Holdings, Inc. *	63,485	7,733,743
Wabtec Corp.	105,436	8,619,393
Watsco, Inc.	36,335	5,127,595
Woodward, Inc.	67,925	4,627,051
Xylem, Inc.	220,235	11,483,053
		348,610,175

Commercial & Professional Services 1.8%
Clean Harbors, Inc. *	61,900	3,615,579
Copart, Inc. *	250,108	7,800,869
KAR Auction Services, Inc.	171,208	7,459,533
ManpowerGroup, Inc.	82,297	8,383,595
Pitney Bowes, Inc.	230,650	3,429,765
Robert Half International, Inc.	155,294	7,219,618
Rollins, Inc.	118,908	5,121,368
Stericycle, Inc. *	105,661	8,639,900

1

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Dun & Bradstreet Corp.	44,945	4,706,191
TransUnion *	149,620	6,539,890
		62,916,308

Consumer Durables & Apparel 3.2%
Brunswick Corp.	110,970	6,132,202
CalAtlantic Group, Inc.	89,616	3,229,761
Carter's, Inc.	58,963	4,844,400
Columbia Sportswear Co.	33,992	1,845,086
Garmin Ltd.	140,516	7,312,453
Hasbro, Inc.	136,548	14,373,042
Leggett & Platt, Inc.	164,786	8,572,168
Lennar Corp., B Shares	10,600	455,058
Lennar Corp., Class A	250,859	12,871,575
Lululemon Athletica, Inc. *	132,132	6,378,012
NVR, Inc. *	4,096	9,348,628
Polaris Industries, Inc. (a)	70,121	5,862,116
PulteGroup, Inc.	349,379	7,920,422
Ralph Lauren Corp.	68,885	4,670,403
Skechers U.S.A., Inc., Class A *	165,681	4,228,179
Tempur Sealy International, Inc. *	54,827	2,546,166
Toll Brothers, Inc.	181,042	6,682,260
		107,271,931

Consumer Services 3.8%
Aramark	300,978	11,214,440
Bright Horizons Family Solutions, Inc. *	60,428	4,636,036
Brinker International, Inc.	61,257	2,403,112
Cracker Barrel Old Country Store, Inc. (a)	29,360	4,897,542
Darden Restaurants, Inc.	153,143	13,619,007
Domino's Pizza, Inc.	58,075	12,295,639
Dunkin' Brands Group, Inc.	110,661	6,474,775
Extended Stay America, Inc.	134,156	2,441,639
H&R Block, Inc.	251,721	6,680,676
Panera Bread Co., Class A *	26,130	8,217,624
Service Corp. International	226,514	7,221,266
ServiceMaster Global Holdings, Inc. *	165,170	6,243,426
Six Flags Entertainment Corp.	103,573	6,253,738
Vail Resorts, Inc.	49,061	10,494,148
Wyndham Worldwide Corp.	128,123	12,939,142
Wynn Resorts Ltd.	97,396	12,534,865
		128,567,075

Diversified Financials 4.8%
Affiliated Managers Group, Inc.	68,648	10,561,495
AGNC Investment Corp.	434,325	9,029,617
CBOE Holdings, Inc.	111,607	9,639,497
Chimera Investment Corp.	212,753	3,957,206
Credit Acceptance Corp. *(a)	15,344	3,299,267
E*TRADE Financial Corp. *	334,867	11,589,747
Eaton Vance Corp.	140,365	6,536,798
FactSet Research Systems, Inc.	48,228	7,990,897
Federated Investors, Inc., Class B	117,134	3,111,079
Lazard Ltd., Class A	161,189	7,172,910
Legg Mason, Inc.	103,057	3,799,712
Leucadia National Corp.	399,396	9,741,268
LPL Financial Holdings, Inc.	99,463	3,872,095
MarketAxess Holdings, Inc.	46,491	8,860,255
MFA Financial, Inc.	462,381	3,847,010
Morningstar, Inc.	22,038	1,612,741
MSCI, Inc.	110,517	11,242,894
Navient Corp.	345,146	4,980,457
OneMain Holdings, Inc. *	66,876	1,508,722
Raymond James Financial, Inc.	154,705	11,180,530
Santander Consumer USA Holdings, Inc. *	140,716	1,571,798
SEI Investments Co.	165,264	8,278,074
Security	Number of Shares	Value ($)
Starwood Property Trust, Inc.	313,757	6,908,929
Two Harbors Investment Corp.	432,674	4,318,086
Voya Financial, Inc.	231,357	7,907,782
		162,518,866

Energy 4.6%
Antero Resources Corp. *	174,542	3,590,329
Chesapeake Energy Corp. *	921,155	4,661,044
CONSOL Energy, Inc. *	210,681	3,056,981
Core Laboratories N.V.	54,236	5,545,089
Diamond Offshore Drilling, Inc. *(a)	67,860	783,783
Diamondback Energy, Inc. *	119,797	11,112,370
Energen Corp. *	120,543	6,875,773
Extraction Oil & Gas, Inc. *	52,537	748,127
Gulfport Energy Corp. *	193,959	2,783,312
Helmerich & Payne, Inc.	131,128	6,905,201
HollyFrontier Corp.	215,000	5,138,500
Murphy Oil Corp.	194,224	4,741,008
Nabors Industries Ltd.	356,115	3,133,812
Newfield Exploration Co. *	242,092	7,863,148
Oceaneering International, Inc.	118,452	2,887,860
ONEOK, Inc.	259,294	12,881,726
Parsley Energy, Inc., Class A *	271,919	8,062,398
QEP Resources, Inc. *	295,008	2,950,080
Range Resources Corp.	229,967	5,303,039
Rice Energy, Inc. *	197,497	3,949,940
RSP Permian, Inc. *	135,665	4,828,317
Southwestern Energy Co. *	591,324	3,583,423
Targa Resources Corp.	238,242	10,942,455
TechnipFMC plc *	574,722	16,638,202
Transocean Ltd. *	478,566	4,350,165
Weatherford International plc *	1,192,431	5,723,669
World Fuel Services Corp.	87,544	3,093,805
WPX Energy, Inc. *	489,531	5,296,725
		157,430,281

Food & Staples Retailing 0.5%
Casey's General Stores, Inc.	47,940	5,579,737
Rite Aid Corp. *	1,305,146	4,450,548
Sprouts Farmers Market, Inc. *	151,667	3,633,941
US Foods Holding Corp. *	157,975	4,732,931
		18,397,157

Food, Beverage & Tobacco 1.6%
Blue Buffalo Pet Products, Inc. *	118,555	2,784,857
Flowers Foods, Inc.	225,823	4,173,209
Ingredion, Inc.	87,652	10,000,217
Lamb Weston Holdings, Inc.	168,616	7,825,468
Lancaster Colony Corp.	23,435	2,901,956
Pilgrim's Pride Corp. *	73,470	1,709,647
Pinnacle Foods, Inc.	145,732	9,080,561
Post Holdings, Inc. *	79,684	6,401,813
Seaboard Corp.	305	1,235,100
The Hain Celestial Group, Inc. *	123,559	4,315,916
TreeHouse Foods, Inc. *	68,885	5,316,544
		55,745,288

Health Care Equipment & Services 5.3%
ABIOMED, Inc. *	49,112	6,749,462
Acadia Healthcare Co., Inc. *(a)	94,139	3,891,706
Alere, Inc. *	107,625	5,220,889
Align Technology, Inc. *	92,455	13,424,466
athenahealth, Inc. *	47,377	6,347,570
Brookdale Senior Living, Inc. *	228,013	3,132,899
DexCom, Inc. *	103,538	6,920,480

2

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
HealthSouth Corp.	109,368	4,957,651
Hill-Rom Holdings, Inc.	73,710	5,702,206
IDEXX Laboratories, Inc. *	107,484	18,099,231
MEDNAX, Inc. *	114,404	6,212,137
Molina Healthcare, Inc. *	49,828	3,217,394
Patterson Cos., Inc.	99,571	4,397,055
ResMed, Inc.	171,682	12,206,590
STERIS plc	105,017	8,145,119
Teleflex, Inc.	55,565	11,114,111
The Cooper Cos., Inc.	59,901	13,103,344
Varian Medical Systems, Inc. *	115,086	11,395,816
VCA, Inc. *	98,104	9,038,322
Veeva Systems, Inc., Class A *	125,602	7,980,751
WellCare Health Plans, Inc. *	54,163	9,305,203
West Pharmaceutical Services, Inc.	90,206	8,751,786
		179,314,188

Household & Personal Products 0.7%
Edgewell Personal Care Co. *	68,120	4,982,297
Energizer Holdings, Inc.	76,876	4,120,553
Herbalife Ltd. *(a)	84,722	6,081,345
Nu Skin Enterprises, Inc., Class A	58,959	3,235,670
Spectrum Brands Holdings, Inc.	30,493	4,099,784
		22,519,649

Insurance 5.5%
Alleghany Corp. *	18,931	11,118,934
Allied World Assurance Co. Holdings AG	107,050	5,627,618
American Financial Group, Inc.	88,140	8,800,779
American National Insurance Co.	9,378	1,102,196
AmTrust Financial Services, Inc.	134,633	1,769,078
Arch Capital Group Ltd. *	148,777	14,468,563
Arthur J. Gallagher & Co.	219,707	12,463,978
Assurant, Inc.	68,493	6,710,944
Assured Guaranty Ltd.	148,852	5,814,159
Athene Holding Ltd., Class A *	63,010	3,105,133
Axis Capital Holdings Ltd.	108,255	7,099,363
Brown & Brown, Inc.	138,469	6,013,709
CNO Financial Group, Inc.	218,504	4,477,147
Erie Indemnity Co., Class A	23,727	2,794,329
Everest Re Group Ltd.	50,223	12,789,287
First American Financial Corp.	134,320	5,845,606
FNF Group	329,490	14,039,569
Old Republic International Corp.	299,438	5,922,884
Reinsurance Group of America, Inc.	78,571	9,782,875
RenaissanceRe Holdings Ltd.	51,043	7,292,003
Torchmark Corp.	133,202	10,056,751
Unum Group	280,020	12,595,300
Validus Holdings Ltd.	95,961	5,124,317
W.R. Berkley Corp.	119,583	8,250,031
White Mountains Insurance Group Ltd.	5,396	4,640,992
		187,705,545

Materials 6.3%
Albemarle Corp.	138,378	15,719,741
Alcoa Corp.	177,177	5,836,210
AptarGroup, Inc.	75,658	6,431,687
Ashland Global Holdings, Inc.	76,699	5,103,551
Avery Dennison Corp.	108,125	9,110,612
Axalta Coating Systems Ltd. *	260,703	8,160,004
Bemis Co., Inc.	114,674	5,119,047
Berry Global Group, Inc. *	158,402	9,185,732
CF Industries Holdings, Inc.	288,503	7,760,731
Crown Holdings, Inc. *	171,265	9,888,841
Eagle Materials, Inc.	59,745	5,633,954
FMC Corp.	163,094	12,292,395
Security	Number of Shares	Value ($)
Graphic Packaging Holding Co.	381,398	5,152,687
Huntsman Corp.	244,213	5,836,691
International Flavors & Fragrances, Inc.	96,391	13,291,355
NewMarket Corp.	11,183	5,204,009
Owens-Illinois, Inc. *	198,384	4,477,527
Packaging Corp. of America	114,925	11,740,738
Reliance Steel & Aluminum Co.	89,743	6,546,752
Royal Gold, Inc.	78,273	6,294,715
RPM International, Inc.	162,505	8,812,646
Silgan Holdings, Inc.	92,656	2,947,387
Sonoco Products Co.	122,468	6,210,352
Steel Dynamics, Inc.	293,027	9,959,988
The Scotts Miracle-Gro Co., Class A	54,383	4,710,112
The Valspar Corp.	89,280	10,087,747
Valvoline, Inc.	247,329	5,532,764
W.R. Grace & Co.	83,420	5,980,380
Westlake Chemical Corp.	46,664	2,867,969
		215,896,324

Media 2.3%
AMC Networks, Inc., Class A *	66,708	3,534,190
Cinemark Holdings, Inc.	131,253	5,193,681
Liberty Broadband Corp., Class A *	32,464	2,864,948
Liberty Broadband Corp., Class C *	81,218	7,242,209
Liberty Global plc LiLAC, Class A *	67,463	1,424,144
Liberty Global plc LiLAC, Class C *	147,832	3,098,559
Lions Gate Entertainment Corp., Class A	72,753	1,971,606
Lions Gate Entertainment Corp., Class B *	128,593	3,252,117
Live Nation Entertainment, Inc. *	161,331	5,564,306
News Corp., Class A	466,211	6,237,903
News Corp., Class B	141,017	1,931,933
Regal Entertainment Group, Class A	129,728	2,698,342
Scripps Networks Interactive, Inc., Class A	117,953	7,810,848
TEGNA, Inc.	266,006	6,314,983
The Interpublic Group of Cos., Inc.	479,648	11,957,625
The Madison Square Garden Co., Class A *	18,198	3,556,071
Tribune Media Co., Class A	89,199	3,407,402
		78,060,867

Pharmaceuticals, Biotechnology & Life Sciences 4.7%
ACADIA Pharmaceuticals, Inc. *	114,172	2,935,362
Akorn, Inc. *	107,644	3,581,316
Alkermes plc *	186,993	10,800,716
Alnylam Pharmaceuticals, Inc. *	88,059	5,764,342
Bio-Rad Laboratories, Inc., Class A *	25,387	5,673,487
Bio-Techne Corp.	46,381	5,198,382
Bioverativ, Inc. *	132,355	7,291,437
Bruker Corp.	124,914	3,398,910
Charles River Laboratories International, Inc. *	57,990	5,337,980
Endo International plc *	227,502	2,998,476
Horizon Pharma plc *	186,747	1,867,470
Intercept Pharmaceuticals, Inc. *	21,764	2,435,392
Intrexon Corp. *(a)	74,104	1,579,897
Ionis Pharmaceuticals, Inc. *	150,358	6,884,893
Jazz Pharmaceuticals plc *	73,399	10,683,958
Juno Therapeutics, Inc. *(a)	86,130	2,000,800
Mettler-Toledo International, Inc. *	31,684	18,465,752
Neurocrine Biosciences, Inc. *	105,945	4,605,429
OPKO Health, Inc. *(a)	441,475	2,710,657
PAREXEL International Corp. *	62,559	5,056,018
PerkinElmer, Inc.	132,581	8,360,558
Quintiles IMS Holdings, Inc. *	166,752	14,414,043
Seattle Genetics, Inc. *	117,893	7,542,794
TESARO, Inc. *	41,874	6,252,207
Ultragenyx Pharmaceutical, Inc. *	47,552	2,560,675

3

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
United Therapeutics Corp. *	55,473	6,706,131
VWR Corp. *	107,063	3,539,503
		158,646,585

Real Estate 10.7%
Alexandria Real Estate Equities, Inc.	109,117	12,731,772
American Campus Communities, Inc.	159,867	7,587,288
American Homes 4 Rent, Class A	284,299	6,388,199
Apartment Investment & Management Co., Class A	194,084	8,330,085
Brixmor Property Group, Inc.	320,400	5,780,016
Camden Property Trust	108,214	9,015,308
CubeSmart	223,444	5,577,162
CyrusOne, Inc.	92,493	5,203,656
DCT Industrial Trust, Inc.	112,900	5,950,959
DDR Corp.	376,192	3,227,727
Douglas Emmett, Inc.	177,099	6,722,678
Duke Realty Corp.	430,594	12,345,130
EPR Properties	77,493	5,495,029
Equity Commonwealth *	150,347	4,678,799
Equity LifeStyle Properties, Inc.	100,840	8,510,896
Extra Space Storage, Inc.	155,477	12,044,803
Forest City Realty Trust, Inc., Class A	261,422	5,952,579
Forest City Realty Trust, Inc., Class B	4,546	134,107
Gaming & Leisure Properties, Inc.	239,516	8,792,632
Gramercy Property Trust	182,302	5,387,024
Healthcare Realty Trust, Inc.	138,796	4,616,355
Healthcare Trust of America, Inc., Class A	232,704	7,141,686
Highwoods Properties, Inc.	121,075	6,102,180
Hospitality Properties Trust	199,525	5,770,263
Hudson Pacific Properties, Inc.	192,360	6,301,714
Invitation Homes, Inc.	95,531	2,055,827
Iron Mountain, Inc.	302,313	10,556,770
Jones Lang LaSalle, Inc.	54,248	6,264,017
Kilroy Realty Corp.	119,423	8,744,152
Lamar Advertising Co., Class A	102,164	7,152,502
Liberty Property Trust	178,601	7,338,715
Life Storage, Inc.	56,955	4,265,929
Medical Properties Trust, Inc.	433,209	5,610,057
Mid-America Apartment Communities, Inc.	138,308	14,099,117
National Retail Properties, Inc.	179,427	6,884,614
Omega Healthcare Investors, Inc.	239,975	7,516,017
Outfront Media, Inc.	165,155	3,773,792
Paramount Group, Inc.	226,996	3,500,278
Park Hotels & Resorts, Inc.	145,959	3,756,985
Rayonier, Inc.	152,388	4,280,579
Realogy Holdings Corp.	175,730	5,352,736
Regency Centers Corp.	179,068	10,898,078
Retail Properties of America, Inc., Class A	291,085	3,580,345
RLJ Lodging Trust	155,242	3,159,175
Senior Housing Properties Trust	285,127	6,027,585
Spirit Realty Capital, Inc.	586,408	4,239,730
STORE Capital Corp.	207,598	4,230,847
Sun Communities, Inc.	82,122	7,073,989
Tanger Factory Outlet Centers, Inc.	119,586	3,116,411
Taubman Centers, Inc.	75,189	4,597,807
The Howard Hughes Corp. *	44,640	5,721,062
UDR, Inc.	324,465	12,527,594
Uniti Group, Inc.	192,735	4,820,302
VEREIT, Inc.	1,200,481	9,927,978
Weingarten Realty Investors	146,091	4,395,878
WP Carey, Inc.	129,560	8,451,199
		363,708,114

Security	Number of Shares	Value ($)
Retailing 2.9%
AutoNation, Inc. *	82,551	3,262,415
Bed Bath & Beyond, Inc.	183,517	6,314,820
Burlington Stores, Inc. *	86,627	8,476,452
Cabela's, Inc. *	64,202	3,391,792
Dick's Sporting Goods, Inc.	108,342	4,456,106
Foot Locker, Inc.	161,712	9,607,310
GameStop Corp., Class A	122,333	2,708,453
Groupon, Inc. *	501,851	1,510,571
J.C. Penney Co., Inc. *(a)	383,580	1,802,826
Kohl's Corp.	218,416	8,393,727
Liberty Ventures, Series A *	96,780	5,215,474
LKQ Corp. *	375,234	11,816,119
Penske Automotive Group, Inc.	46,784	1,981,302
Pool Corp.	50,380	6,001,769
Sally Beauty Holdings, Inc. *	172,299	3,104,828
Signet Jewelers Ltd.	85,107	4,093,647
Staples, Inc.	783,347	7,112,791
The Michaels Cos., Inc. *	129,065	2,494,826
Urban Outfitters, Inc. *	103,488	1,952,819
Williams-Sonoma, Inc.	97,995	4,768,437
		98,466,484

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. *	936,377	10,478,059
Cavium, Inc. *	82,134	5,993,318
First Solar, Inc. *	95,182	3,665,459
KLA-Tencor Corp.	191,161	19,880,744
Marvell Technology Group Ltd.	541,243	9,331,029
Microsemi Corp. *	142,068	6,976,959
ON Semiconductor Corp. *	514,957	7,971,534
Qorvo, Inc. *	154,663	12,055,981
Teradyne, Inc.	243,165	8,644,516
		84,997,599

Software & Services 10.0%
Amdocs Ltd.	179,252	11,611,945
ANSYS, Inc. *	104,824	13,242,416
Aspen Technology, Inc. *	94,230	5,763,107
Black Knight Financial Services, Inc., Class A *	32,966	1,313,695
Booz Allen Hamilton Holding Corp.	182,888	7,213,103
Broadridge Financial Solutions, Inc.	142,843	10,840,355
Cadence Design Systems, Inc. *	344,280	12,097,999
CDK Global, Inc.	176,347	10,838,287
CoStar Group, Inc. *	40,394	10,565,859
CSRA, Inc.	179,510	5,414,022
DST Systems, Inc.	38,020	4,593,576
DXC Technology Co. *	345,751	26,802,618
Euronet Worldwide, Inc. *	64,536	5,629,475
Fair Isaac Corp.	37,968	5,036,835
FireEye, Inc. *	186,950	2,802,381
Fortinet, Inc. *	182,586	7,182,933
Gartner, Inc. *	110,234	13,183,986
Genpact Ltd.	167,135	4,566,128
GoDaddy, Inc., Class A *	57,845	2,379,743
Guidewire Software, Inc. *	87,080	5,783,854
IAC/InterActiveCorp *	89,833	9,552,841
Jack Henry & Associates, Inc.	94,492	10,035,995
Leidos Holdings, Inc.	172,353	9,575,933
Manhattan Associates, Inc. *	89,242	4,180,095
MAXIMUS, Inc.	81,424	5,054,802
Nuance Communications, Inc. *	314,979	5,830,261
Pandora Media, Inc. *	282,911	2,517,908
PTC, Inc. *	143,181	8,244,362
Sabre Corp.	255,486	5,730,551

4

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Splunk, Inc. *	164,371	10,066,080
SS&C Technologies Holdings, Inc.	206,087	7,744,749
Synopsys, Inc. *	185,958	13,922,675
Syntel, Inc.	32,820	573,694
Tableau Software, Inc., Class A *	68,318	4,236,399
Take-Two Interactive Software, Inc. *	124,414	9,547,530
Teradata Corp. *	160,964	4,387,879
The Ultimate Software Group, Inc. *	36,279	8,008,226
Total System Services, Inc.	204,005	12,148,498
Tyler Technologies, Inc. *	40,941	6,995,998
Vantiv, Inc., Class A *	197,224	12,369,889
VeriSign, Inc. *	109,945	9,912,641
WEX, Inc. *	47,762	4,879,366
Zillow Group, Inc., Class A *	53,220	2,335,826
Zillow Group, Inc., Class C *	125,909	5,479,560
		340,194,075

Technology Hardware & Equipment 4.0%
Acacia Communications, Inc. *(a)	16,384	770,703
Arista Networks, Inc. *	50,768	7,482,188
ARRIS International plc *	233,484	6,546,891
Arrow Electronics, Inc. *	107,181	8,101,812
Avnet, Inc.	156,597	5,743,978
Brocade Communications Systems, Inc.	497,029	6,277,476
CDW Corp.	197,939	11,911,969
Cognex Corp.	105,305	9,636,461
CommScope Holding Co., Inc. *	233,527	8,638,164
Dolby Laboratories, Inc., Class A	72,624	3,659,523
FLIR Systems, Inc.	163,603	6,198,918
IPG Photonics Corp. *	46,151	6,416,835
Jabil Circuit, Inc.	222,872	6,668,330
Keysight Technologies, Inc. *	224,385	8,670,236
National Instruments Corp.	128,772	4,912,652
NCR Corp. *	150,038	5,780,964
SYNNEX Corp.	35,432	3,942,164
Trimble, Inc. *	305,462	11,008,851
Ubiquiti Networks, Inc. *(a)	30,628	1,444,416
ViaSat, Inc. *	66,652	4,349,043
Zebra Technologies Corp., Class A *	65,331	6,816,637
		134,978,211

Telecommunication Services 0.3%
Frontier Communications Corp. (a)	1,448,346	1,897,333
Telephone & Data Systems, Inc.	115,665	3,299,922
Zayo Group Holdings, Inc. *	118,723	3,818,132
		9,015,387

Transportation 2.6%
Alaska Air Group, Inc.	150,818	13,128,707
AMERCO	6,633	2,449,235
Avis Budget Group, Inc. *	106,250	2,432,063
Expeditors International of Washington, Inc.	222,030	11,851,962
Genesee & Wyoming, Inc., Class A *	74,724	4,894,422
Hertz Global Holdings, Inc. *(a)	89,528	914,081
J.B. Hunt Transport Services, Inc.	106,826	9,120,804
JetBlue Airways Corp. *	411,029	9,215,270
Kirby Corp. *	66,784	4,424,440
Landstar System, Inc.	49,649	4,148,174
Macquarie Infrastructure Corp.	92,358	7,194,688
Old Dominion Freight Line, Inc.	84,487	7,546,379
Ryder System, Inc.	66,353	4,407,166
XPO Logistics, Inc. *	98,224	5,166,582
		86,893,973

Security	Number of Shares	Value ($)
Utilities 4.9%
AES Corp.	811,476	9,478,040
Alliant Energy Corp.	279,835	11,604,757
Aqua America, Inc.	218,716	7,149,826
Atmos Energy Corp.	129,554	10,793,144
Calpine Corp. *	441,063	5,667,660
CenterPoint Energy, Inc.	521,058	14,907,469
Great Plains Energy, Inc.	261,916	7,524,847
IDACORP, Inc.	62,258	5,435,123
MDU Resources Group, Inc.	235,515	6,413,073
National Fuel Gas Co.	105,563	5,991,756
NiSource, Inc.	390,882	10,190,294
NRG Energy, Inc.	388,336	6,236,676
OGE Energy Corp.	245,546	8,748,804
Pinnacle West Capital Corp.	135,453	11,967,273
Portland General Electric Co.	110,517	5,231,875
SCANA Corp.	175,477	11,967,531
UGI Corp.	211,710	10,835,318
Vectren Corp.	99,801	6,121,793
Westar Energy, Inc.	171,152	9,062,498
		165,327,757
Total Common Stock
(Cost $2,957,060,732)		3,398,036,506

Other Investment Companies 0.9% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72% (b)	1,489,495	1,489,495

Securities Lending Collateral 0.9%
Wells Fargo Government Money Market Fund, Select Class 0.71% (b)	30,722,619	30,722,619
Total Other Investment Companies
(Cost $32,212,114)		32,212,114

End of Investments

At 05/31/17, the tax basis cost of the fund's investments was $2,994,062,055 and the unrealized appreciation and depreciation were $584,553,936 and ($148,367,371), respectively, with a net unrealized appreciation of $436,186,565.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $29,763,897.
(b)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 05/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/16/17	25	3,013,875	18,277

5

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$3,398,036,506	$—	$—	$3,398,036,506
Other Investment Companies[1]	32,212,114	—	—	32,212,114
Total	$3,430,248,620	$—	$—	$3,430,248,620
Other Financial Instruments
Futures Contracts[2]	$18,277	$—	$—	$18,277
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
6

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF™

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.9%	Common Stock	4,807,406,320	5,406,690,098
0.0%	Rights	215,275	517,545
2.0%	Other Investment Companies	108,438,480	108,438,480
101.9%	Total Investments	4,916,060,075	5,515,646,123
(1.9%)	Other Assets and Liabilities, Net		(100,410,947)
100.0%	Net Assets		5,415,235,176

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.4%
American Axle & Manufacturing Holdings, Inc. *	178,168	2,692,119
Cooper Tire & Rubber Co.	108,844	3,918,384
Cooper-Standard Holding, Inc. *	36,525	3,945,065
Dana, Inc.	304,276	6,426,309
Dorman Products, Inc. *	62,746	5,233,016
Fox Factory Holding Corp. *	72,127	2,369,372
Gentex Corp.	600,512	11,397,718
Gentherm, Inc. *	74,814	2,820,488
Horizon Global Corp. *	38,659	568,674
LCI Industries	52,725	4,692,525
Modine Manufacturing Co. *	100,175	1,522,660
Motorcar Parts of America, Inc. *	40,737	1,184,225
Standard Motor Products, Inc.	41,193	2,004,451
Stoneridge, Inc. *	58,570	905,492
Superior Industries International, Inc.	50,746	989,547
Tenneco, Inc.	112,410	6,390,509
Thor Industries, Inc.	99,440	9,002,303
Tower International, Inc.	48,943	1,135,478
Visteon Corp. *	67,160	6,735,476
Winnebago Industries, Inc.	54,576	1,337,112
		75,270,923

Banks 10.3%
1st Source Corp.	33,813	1,540,182
Ameris Bancorp	79,717	3,455,732
Arrow Financial Corp.	29,878	945,639
Associated Banc-Corp.	314,686	7,505,261
Astoria Financial Corp.	195,293	3,616,826
Banc of California, Inc. (a)	103,540	2,101,862
BancFirst Corp.	16,758	1,582,793
BancorpSouth, Inc.	172,031	4,937,290
Bank Mutual Corp.	86,956	769,561
Bank of Hawaii Corp.	89,708	6,973,003
Bank of the Ozarks, Inc.	191,234	8,452,543
BankUnited, Inc.	216,479	7,178,444
Banner Corp.	57,933	3,110,423
Beneficial Bancorp, Inc.	155,561	2,278,969
Berkshire Hills Bancorp, Inc.	61,782	2,214,885
BNC Bancorp	107,912	3,404,624
Bofl Holding, Inc. *(a)	124,496	2,763,811
Security	Number of Shares	Value ($)
Boston Private Financial Holdings, Inc.	167,583	2,429,954
Bridge Bancorp, Inc.	38,276	1,272,677
Brookline Bancorp, Inc.	154,657	2,134,267
Bryn Mawr Bank Corp.	32,512	1,328,115
Camden National Corp.	31,927	1,283,465
Capital Bank Financial Corp., Class A	55,639	2,064,207
Capitol Federal Financial, Inc.	260,861	3,605,099
Cathay General Bancorp	163,198	5,793,529
CenterState Banks, Inc.	102,035	2,452,921
Central Pacific Financial Corp.	67,198	2,032,740
Chemical Financial Corp.	145,547	6,545,249
City Holding Co.	30,108	1,899,514
Clifton Bancorp, Inc.	45,286	735,898
CoBiz Financial, Inc.	73,412	1,155,505
Columbia Banking System, Inc.	118,560	4,352,338
Commerce Bancshares, Inc.	183,293	9,811,674
Community Bank System, Inc.	101,687	5,466,693
Community Trust Bancorp, Inc.	37,830	1,569,945
ConnectOne Bancorp, Inc.	56,520	1,232,136
Customers Bancorp, Inc. *	63,851	1,784,635
CVB Financial Corp.	201,033	4,080,970
Dime Community Bancshares, Inc.	63,205	1,200,895
Eagle Bancorp, Inc. *	60,141	3,431,044
Enterprise Financial Services Corp.	45,384	1,819,898
Essent Group Ltd. *	151,921	5,510,175
EverBank Financial Corp.	233,676	4,544,998
F.N.B. Corp.	660,597	8,719,880
FB Financial Corp. *	11,008	376,143
FCB Financial Holdings, Inc., Class A *	85,380	3,910,404
Federal Agricultural Mortgage Corp., Class C	18,432	1,116,979
Financial Institutions, Inc.	29,013	889,248
First Bancorp (North Carolina)	49,749	1,381,032
First BanCorp (Puerto Rico) *	332,796	1,727,211
First Busey Corp.	71,804	2,038,516
First Citizens BancShares, Inc., Class A	18,209	6,034,463
First Commonwealth Financial Corp.	194,000	2,382,320
First Community Bancshares, Inc.	31,882	812,991
First Financial Bancorp	128,851	3,227,718
First Financial Bankshares, Inc.	135,020	5,164,515
First Financial Corp.	25,353	1,154,829
First Hawaiian, Inc.	101,205	2,789,210
First Horizon National Corp.	484,186	8,202,111
First Interstate BancSystem, Inc., Class A	48,905	1,706,795
First Merchants Corp.	89,317	3,544,992
First Midwest Bancorp, Inc.	168,650	3,737,284
Flagstar Bancorp, Inc. *	44,546	1,286,934
Flushing Financial Corp.	56,663	1,574,098
Fulton Financial Corp.	366,629	6,416,007
German American Bancorp, Inc.	48,937	1,519,494
Glacier Bancorp, Inc.	159,873	5,157,503
Great Southern Bancorp, Inc.	20,928	1,024,426
Great Western Bancorp, Inc.	122,578	4,640,803
Hancock Holding Co.	177,435	8,197,497
Hanmi Financial Corp.	71,845	1,911,077
Heartland Financial USA, Inc.	42,159	1,890,831
Heritage Financial Corp.	63,148	1,506,080

1

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hilltop Holdings, Inc.	162,261	4,054,902
Home BancShares, Inc.	257,954	6,038,703
HomeStreet, Inc. *	51,363	1,376,528
HomeTrust Bancshares, Inc. *	35,550	879,863
Hope Bancorp, Inc.	268,681	4,677,736
IBERIABANK Corp.	107,101	8,268,197
Independent Bank Corp.	57,738	3,490,262
Independent Bank Group, Inc.	25,073	1,406,595
International Bancshares Corp.	116,431	3,859,688
Investors Bancorp, Inc.	650,703	8,608,801
Kearny Financial Corp.	183,176	2,555,305
Lakeland Bancorp, Inc.	85,269	1,598,794
Lakeland Financial Corp.	53,908	2,287,316
LegacyTexas Financial Group, Inc.	86,050	3,030,681
LendingTree, Inc. *	15,655	2,435,918
Live Oak Bancshares, Inc. (a)	33,231	812,498
MainSource Financial Group, Inc.	51,008	1,651,639
MB Financial, Inc.	144,065	5,932,597
Meridian Bancorp, Inc.	101,289	1,640,882
Meta Financial Group, Inc.	21,274	1,821,054
MGIC Investment Corp. *	761,760	8,059,421
National Bank Holdings Corp., Class A	54,057	1,649,820
Nationstar Mortgage Holdings, Inc. *	66,650	1,087,728
NBT Bancorp, Inc.	92,086	3,235,902
Nicolet Bankshares, Inc. *	11,258	560,423
NMI Holdings, Inc., Class A *	102,561	1,066,634
Northfield Bancorp, Inc.	97,746	1,608,899
Northwest Bancshares, Inc.	216,005	3,324,317
OceanFirst Financial Corp.	52,674	1,395,861
Ocwen Financial Corp. *	215,812	535,214
OFG Bancorp	92,725	866,979
Old National Bancorp	284,241	4,491,008
Opus Bank	38,812	834,458
Oritani Financial Corp.	80,235	1,327,889
Pacific Premier Bancorp, Inc. *	71,436	2,428,824
PacWest Bancorp	249,493	11,643,838
Park National Corp.	27,182	2,747,285
Park Sterling Corp.	93,106	1,080,961
Peoples Financial Services Corp. (a)	9,559	375,860
PHH Corp. *	120,272	1,617,658
Pinnacle Financial Partners, Inc.	99,377	5,977,527
Popular, Inc.	213,991	7,960,465
Preferred Bank	26,165	1,305,895
PrivateBancorp, Inc.	165,562	9,865,840
Prosperity Bancshares, Inc.	146,186	9,157,091
Provident Financial Services, Inc.	127,916	2,985,559
Radian Group, Inc.	483,872	7,770,984
Renasant Corp.	88,683	3,542,886
Republic Bancorp, Inc., Class A	12,676	439,604
S&T Bancorp, Inc.	75,566	2,521,637
Sandy Spring Bancorp, Inc.	53,391	2,048,613
Seacoast Banking Corp. of Florida *	83,124	1,875,277
ServisFirst Bancshares, Inc.	91,212	3,123,099
Simmons First National Corp., Class A	62,960	3,195,220
South State Corp.	52,257	4,342,557
Southside Bancshares, Inc.	54,624	1,778,558
Southwest Bancorp, Inc.	42,674	1,049,780
State Bank Financial Corp.	72,984	1,850,144
Sterling Bancorp	281,087	6,029,316
Stock Yards Bancorp, Inc.	45,276	1,638,991
Sun Bancorp, Inc.	20,464	506,484
Synovus Financial Corp.	253,907	10,379,718
TCF Financial Corp.	361,392	5,442,564
Texas Capital Bancshares, Inc. *	102,568	7,528,491
The Bancorp, Inc. *	138,263	846,170
The First of Long Island Corp.	43,777	1,188,546
Tompkins Financial Corp.	26,566	2,013,968
Towne Bank	118,601	3,439,429
TriCo Bancshares	40,790	1,422,755
Security	Number of Shares	Value ($)
TrustCo Bank Corp.	208,760	1,534,386
Trustmark Corp.	139,434	4,240,188
UMB Financial Corp.	90,498	6,337,575
Umpqua Holdings Corp.	455,157	7,712,635
Union Bankshares Corp.	94,865	3,187,464
United Bankshares, Inc.	216,506	8,281,354
United Community Banks, Inc.	144,961	3,735,645
United Financial Bancorp, Inc.	105,399	1,706,410
Univest Corp. of Pennsylvania	60,009	1,653,248
Valley National Bancorp	553,022	6,238,088
Walker & Dunlop, Inc. *	58,466	2,730,947
Washington Federal, Inc.	186,238	5,950,304
Washington Trust Bancorp, Inc.	31,115	1,487,297
Waterstone Financial, Inc.	57,718	1,090,870
Webster Financial Corp.	190,954	9,303,279
WesBanco, Inc.	86,009	3,196,094
Westamerica Bancorp	55,878	2,867,100
Western Alliance Bancorp *	198,360	9,069,019
Wintrust Financial Corp.	114,908	7,901,074
WSFS Financial Corp.	59,344	2,617,070
Xenith Bankshares, Inc. *	15,740	483,375
		555,329,308

Capital Goods 9.8%
AAON, Inc.	82,009	2,966,676
AAR Corp.	67,984	2,375,361
Actuant Corp., Class A	128,841	3,343,424
Advanced Drainage Systems, Inc.	68,209	1,306,202
AECOM *	319,124	10,247,072
Aegion Corp. *	78,887	1,561,174
Aerojet Rocketdyne Holdings, Inc. *	155,492	3,405,275
Aerovironment, Inc. *	44,577	1,383,670
Air Lease Corp.	199,176	7,353,578
Aircastle Ltd.	117,549	2,566,095
Alamo Group, Inc.	18,132	1,543,577
Albany International Corp., Class A	63,306	3,057,680
Altra Industrial Motion Corp.	59,684	2,578,349
Ameresco, Inc., Class A *	36,030	248,607
American Railcar Industries, Inc. (a)	15,032	533,486
American Woodmark Corp. *	30,716	2,850,445
Apogee Enterprises, Inc.	61,077	3,254,183
Applied Industrial Technologies, Inc.	79,020	4,879,485
Argan, Inc.	28,605	1,689,125
Armstrong Flooring, Inc. *	48,120	889,739
Armstrong World Industries, Inc. *	104,374	4,347,177
Astec Industries, Inc.	42,187	2,361,206
Astronics Corp. *	44,229	1,353,407
Atkore International Group, Inc. *	41,769	871,301
Axon Enterprise, Inc. *	108,745	2,610,967
AZZ, Inc.	52,711	2,859,572
Babcock & Wilcox Enterprises, Inc. *	99,933	1,064,286
Barnes Group, Inc.	107,063	6,058,695
Beacon Roofing Supply, Inc. *	122,103	5,889,028
BMC Stock Holdings, Inc. *	122,282	2,384,499
Briggs & Stratton Corp.	87,170	2,072,903
Builders FirstSource, Inc. *	197,853	2,702,672
BWX Technologies, Inc.	205,036	9,964,750
CAI International, Inc. *	30,453	586,220
Chart Industries, Inc. *	64,544	2,217,086
Chicago Bridge & Iron Co. N.V.	207,542	3,926,695
CIRCOR International, Inc.	36,709	2,366,262
Columbus McKinnon Corp.	42,191	1,178,817
Comfort Systems USA, Inc.	76,512	2,635,838
Continental Building Products, Inc. *	82,819	2,020,784
Crane Co.	100,978	7,833,873
CSW Industrials, Inc. *	36,496	1,288,309
Cubic Corp.	51,007	2,364,174
Curtiss-Wright Corp.	91,484	8,236,305

2

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
DigitalGlobe, Inc. *	129,126	4,022,275
Douglas Dynamics, Inc.	50,033	1,523,505
DXP Enterprises, Inc. *	30,979	1,109,978
Dycom Industries, Inc. *	65,571	5,520,422
EMCOR Group, Inc.	125,990	7,939,890
Encore Wire Corp.	46,240	1,912,024
Energy Recovery, Inc. *	67,835	514,868
EnerSys	89,087	6,597,783
Engility Holdings, Inc. *	37,161	978,449
EnPro Industries, Inc.	45,920	3,067,915
ESCO Technologies, Inc.	53,000	3,052,800
Esterline Technologies Corp. *	61,568	5,999,802
Federal Signal Corp.	127,534	1,999,733
Foundation Building Materials, Inc. *	25,726	347,301
Franklin Electric Co., Inc.	79,513	3,037,397
GATX Corp.	80,895	4,811,635
Generac Holdings, Inc. *	132,141	4,578,686
General Cable Corp.	110,888	1,835,196
Gibraltar Industries, Inc. *	68,252	2,122,637
Global Brass & Copper Holdings, Inc.	42,379	1,284,084
GMS, Inc. *	49,906	1,629,930
Graco, Inc.	117,678	12,929,282
Graham Corp.	22,645	473,960
Granite Construction, Inc.	80,692	3,781,227
Great Lakes Dredge & Dock Corp. *	128,726	534,213
Griffon Corp.	61,509	1,334,745
H&E Equipment Services, Inc.	69,669	1,385,716
Harsco Corp. *	166,197	2,476,335
HEICO Corp.	56,667	4,205,258
HEICO Corp., Class A	94,736	5,935,210
Herc Holdings, Inc. *	52,377	1,981,422
Hexcel Corp.	191,532	9,850,491
Hillenbrand, Inc.	129,680	4,629,576
Hyster-Yale Materials Handling, Inc.	22,077	1,647,607
Insteel Industries, Inc.	36,497	1,159,145
ITT, Inc.	180,148	6,847,425
JELD-WEN Holding, Inc. *	30,940	966,566
John Bean Technologies Corp.	64,872	5,598,454
Kadant, Inc.	24,496	1,882,518
Kaman Corp.	59,734	2,885,750
KBR, Inc.	307,051	4,185,105
Kennametal, Inc.	166,337	6,398,984
KLX, Inc. *	109,681	5,307,464
Kratos Defense & Security Solutions, Inc. *	133,797	1,447,684
L.B. Foster Co., Class A	12,567	225,578
Lindsay Corp.	22,617	1,931,039
Lydall, Inc. *	36,754	1,854,239
Masonite International Corp. *	63,245	4,657,994
MasTec, Inc. *	137,398	5,825,675
Mercury Systems, Inc. *	95,692	3,805,671
Meritor, Inc. *	179,965	2,802,055
Milacron Holdings Corp. *	86,468	1,503,679
Moog, Inc., Class A *	66,496	4,657,380
MRC Global, Inc. *	190,808	3,444,084
MSC Industrial Direct Co., Inc., Class A	92,795	7,789,212
Mueller Industries, Inc.	116,940	3,307,063
Mueller Water Products, Inc., Class A	344,502	3,851,532
MYR Group, Inc. *	33,648	987,905
National Presto Industries, Inc.	11,671	1,242,378
Navistar International Corp. *	133,828	3,462,130
NCI Building Systems, Inc. *	86,333	1,437,444
Nexeo Solutions, Inc. *	111,304	979,475
NN, Inc.	61,209	1,750,577
NOW, Inc. *	221,403	3,655,364
Orbital ATK, Inc.	120,565	12,256,638
Oshkosh Corp.	155,692	9,827,279
Park-Ohio Holdings Corp.	19,936	739,626
Patrick Industries, Inc. *	31,419	2,079,938
PGT Innovations, Inc. *	101,559	1,162,851
Security	Number of Shares	Value ($)
Plug Power, Inc. *(a)	602,834	1,121,271
Ply Gem Holdings, Inc. *	40,587	663,597
Powell Industries, Inc.	21,002	691,596
Preformed Line Products Co.	6,090	292,320
Primoris Services Corp.	81,866	1,899,291
Proto Labs, Inc. *	48,763	3,120,832
Quanex Building Products Corp.	78,965	1,626,679
Raven Industries, Inc.	71,332	2,414,588
RBC Bearings, Inc. *	51,014	5,168,738
Regal Beloit Corp.	93,111	7,374,391
REV Group, Inc.	25,438	683,010
Rexnord Corp. *	220,511	5,027,651
Rush Enterprises, Inc., Class A *	61,617	2,208,969
Rush Enterprises, Inc., Class B *	16,327	538,301
Simpson Manufacturing Co., Inc.	83,901	3,371,142
SiteOne Landscape Supply, Inc. *	67,545	3,592,043
SPX Corp. *	93,030	2,241,093
SPX FLOW, Inc. *	85,729	3,200,264
Standex International Corp.	25,278	2,221,936
Sun Hydraulics Corp.	53,384	2,284,301
Sunrun, Inc. *(a)	136,766	689,301
Teledyne Technologies, Inc. *	71,332	9,380,871
Tennant Co.	38,802	2,716,140
Terex Corp.	200,498	6,572,324
Textainer Group Holdings Ltd. *	50,639	557,029
The Gorman-Rupp Co.	36,770	885,054
The Greenbrier Cos., Inc.	58,476	2,587,563
The KeyW Holding Corp. *	100,512	925,716
The Manitowoc Co., Inc. *	272,712	1,543,550
The Timken Co.	143,748	6,633,970
Thermon Group Holdings, Inc. *	62,953	1,165,890
Titan International, Inc.	116,007	1,202,993
Titan Machinery, Inc. *	31,306	527,506
TPI Composites, Inc. *	14,942	254,313
Trex Co., Inc. *	60,951	3,917,321
TriMas Corp. *	97,298	2,121,096
Triton International Ltd.	68,945	1,931,839
Triumph Group, Inc.	101,862	3,320,701
Tutor Perini Corp. *	83,396	2,164,126
Univar, Inc. *	209,234	6,364,898
Universal Forest Products, Inc.	40,959	3,601,525
USG Corp. *	191,927	5,458,404
Valmont Industries, Inc.	47,335	6,929,844
Veritiv Corp. *	24,717	1,092,491
Vivint Solar, Inc. *(a)	13,184	42,189
Wabash National Corp.	131,583	2,630,344
Watsco, Inc.	62,220	8,780,486
Watts Water Technologies, Inc., Class A	58,620	3,640,302
Welbilt, Inc. *	287,875	5,567,502
Wesco Aircraft Holdings, Inc. *	129,430	1,249,000
WESCO International, Inc. *	86,954	5,317,237
Woodward, Inc.	114,783	7,819,018
		531,527,838

Commercial & Professional Services 2.9%
ABM Industries, Inc.	117,154	5,042,308
Acacia Research Corp. *	96,371	380,665
ACCO Brands Corp. *	217,864	2,472,756
Advanced Disposal Services, Inc. *	77,388	1,804,688
Barrett Business Services, Inc.	14,773	843,095
Brady Corp., Class A	102,891	3,693,787
CBIZ, Inc. *	115,177	1,739,173
Clean Harbors, Inc. *	110,966	6,481,524
Covanta Holding Corp.	276,805	4,082,874
Deluxe Corp.	99,915	6,810,206
Ennis, Inc.	52,747	846,589
Essendant, Inc.	75,249	1,211,509
Exponent, Inc.	53,018	3,143,967

3

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Franklin Covey Co. *	31,334	618,847
FTI Consulting, Inc. *	85,736	2,960,464
GP Strategies Corp. *	36,641	899,537
Healthcare Services Group, Inc.	149,614	7,162,022
Heidrick & Struggles International, Inc.	34,300	739,165
Heritage-Crystal Clean, Inc. *	37,396	570,289
Herman Miller, Inc.	123,983	3,911,664
HNI Corp.	91,572	3,939,427
Huron Consulting Group, Inc. *	42,821	1,779,213
ICF International, Inc. *	38,214	1,797,969
InnerWorkings, Inc. *	85,275	924,381
Insperity, Inc.	38,114	2,875,701
Interface, Inc.	131,374	2,699,736
Kelly Services, Inc., Class A	63,436	1,473,618
Kforce, Inc.	47,411	853,398
Kimball International, Inc., Class B	71,269	1,224,401
Knoll, Inc.	100,769	2,166,534
Korn/Ferry International	123,366	3,961,282
LSC Communications, Inc.	67,520	1,436,150
Matthews International Corp., Class A	68,677	4,378,159
McGrath RentCorp	49,754	1,650,340
Mistras Group, Inc. *	32,418	678,185
Mobile Mini, Inc.	89,833	2,515,324
MSA Safety, Inc.	63,939	5,185,453
Multi-Color Corp.	26,107	2,242,591
Navigant Consulting, Inc. *	101,298	1,974,298
NL Industries, Inc. *	20,308	150,279
On Assignment, Inc. *	99,765	5,227,686
Pendrell Corp. *	28,076	169,298
Pitney Bowes, Inc.	391,587	5,822,899
Quad/Graphics, Inc.	63,255	1,408,689
R.R. Donnelley & Sons Co.	144,890	1,727,089
Resources Connection, Inc.	59,126	742,031
RPX Corp. *	103,496	1,370,287
SP Plus Corp. *	36,767	1,084,627
Steelcase, Inc., Class A	186,168	3,118,314
Team, Inc. *	63,533	1,629,621
Tetra Tech, Inc.	119,947	5,511,565
The Advisory Board Co. *	85,242	4,407,011
The Brink's Co.	92,237	5,820,155
TriNet Group, Inc. *	69,707	2,156,038
TrueBlue, Inc. *	84,867	2,278,679
UniFirst Corp.	32,274	4,573,226
US Ecology, Inc.	43,144	2,158,279
Viad Corp.	45,437	2,006,044
WageWorks, Inc. *	77,811	5,505,128
West Corp.	101,554	2,353,006
		158,391,240

Consumer Durables & Apparel 2.4%
Acushnet Holdings Corp.	34,137	648,603
American Outdoor Brands Corp. *	115,837	2,623,708
Beazer Homes USA, Inc. *	58,549	714,298
Brunswick Corp.	184,747	10,209,119
CalAtlantic Group, Inc.	153,947	5,548,250
Callaway Golf Co.	191,353	2,437,837
Cavco Industries, Inc. *	16,810	1,853,303
Columbia Sportswear Co.	59,180	3,212,290
Crocs, Inc. *	156,427	1,068,396
Deckers Outdoor Corp. *	69,324	4,808,313
Ethan Allen Interiors, Inc.	51,486	1,387,548
Fossil Group, Inc. *	89,420	963,053
G-III Apparel Group Ltd. *	90,837	1,777,680
GoPro, Inc., Class A *(a)	221,870	1,823,771
Helen of Troy Ltd. *	55,719	5,070,429
Hovnanian Enterprises, Inc., Class A *	223,308	542,638
Iconix Brand Group, Inc. *	107,925	646,471
Installed Building Products, Inc. *	43,844	2,174,662
Security	Number of Shares	Value ($)
iRobot Corp. *	58,143	5,391,019
Kate Spade & Co. *	263,295	4,849,894
KB Home	172,453	3,618,064
La-Z-Boy, Inc.	106,110	2,811,915
LGI Homes, Inc. *(a)	33,277	1,078,175
Libbey, Inc.	47,936	391,637
M.D.C Holdings, Inc.	87,751	2,952,821
M/I Homes, Inc. *	45,361	1,278,727
Marine Products Corp.	28,065	381,965
Meritage Homes Corp. *	75,488	3,011,971
Movado Group, Inc.	35,164	741,960
NACCO Industries, Inc., Class A	12,989	860,521
Nautilus, Inc. *	66,805	1,212,511
Oxford Industries, Inc.	32,890	1,767,509
Perry Ellis International, Inc. *	28,069	514,785
PICO Holdings, Inc. *	55,051	900,084
Skechers U.S.A., Inc., Class A *	276,536	7,057,199
Steven Madden Ltd. *	108,873	4,273,265
Sturm Ruger & Co., Inc. (a)	38,954	2,481,370
Taylor Morrison Home Corp., Class A *	128,732	2,993,019
Tempur Sealy International, Inc. *(a)	97,067	4,507,792
TopBuild Corp. *	78,507	4,204,050
TRI Pointe Group, Inc. *	315,220	3,899,271
Tupperware Brands Corp.	105,101	7,557,813
Unifi, Inc. *	26,612	748,862
Universal Electronics, Inc. *	31,113	2,009,900
Vera Bradley, Inc. *	38,384	361,193
Vince Holding Corp. *	32,388	19,452
Vista Outdoor, Inc. *	113,100	2,372,838
William Lyon Homes, Class A *	54,683	1,238,570
Wolverine World Wide, Inc.	203,410	5,288,660
		128,287,181

Consumer Services 4.3%
Adtalem Global Education, Inc.	122,193	4,570,018
American Public Education, Inc. *	34,766	764,852
Ascent Capital Group, Inc., Class A *	26,109	359,521
Belmond Ltd., Class A *	169,550	2,093,942
Biglari Holdings, Inc. *	1,923	731,144
BJ's Restaurants, Inc. *	34,641	1,551,917
Bloomin' Brands, Inc.	219,559	4,397,767
Bob Evans Farms, Inc.	39,328	2,769,084
Bojangles', Inc. *	42,635	746,112
Boyd Gaming Corp. *	174,229	4,427,159
Bridgepoint Education, Inc. *	36,860	510,142
Bright Horizons Family Solutions, Inc. *	103,076	7,907,991
Brinker International, Inc.	101,987	4,000,950
Buffalo Wild Wings, Inc. *	33,761	4,851,456
Caesars Entertainment Corp. *(a)	131,238	1,437,056
Capella Education Co.	25,465	2,203,996
Career Education Corp. *	143,115	1,351,006
Carriage Services, Inc.	31,919	839,150
Carrols Restaurant Group, Inc. *	78,829	934,124
Chegg, Inc. *(a)	108,871	1,306,452
Choice Hotels International, Inc.	73,340	4,763,433
Churchill Downs, Inc.	25,531	4,280,272
Chuy's Holdings, Inc. *	35,167	945,992
ClubCorp Holdings, Inc.	129,153	1,717,735
Cracker Barrel Old Country Store, Inc. (a)	49,405	8,241,248
Dave & Buster's Entertainment, Inc. *	77,486	5,168,316
Del Frisco's Restaurant Group, Inc. *	41,006	697,102
Denny's Corp. *	162,282	1,931,156
DineEquity, Inc.	35,068	1,604,361
Drive Shack, Inc.	136,196	443,999
El Pollo Loco Holdings, Inc. *	40,129	547,761
Eldorado Resorts, Inc. *	80,267	1,665,540
Extended Stay America, Inc.	228,957	4,167,017
Fiesta Restaurant Group, Inc. *	55,073	1,214,360

4

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Graham Holdings Co., Class B	9,817	5,878,420
Grand Canyon Education, Inc. *	98,069	7,688,610
Hilton Grand Vacations, Inc. *	119,213	4,264,249
Houghton Mifflin Harcourt Co. *	207,441	2,561,896
Hyatt Hotels Corp., Class A *	75,093	4,332,866
ILG, Inc.	220,755	5,947,140
International Speedway Corp., Class A	54,386	1,919,826
Intrawest Resorts Holdings, Inc. *	20,689	490,536
Jack in the Box, Inc.	61,178	6,520,351
K12, Inc. *	77,880	1,466,480
La Quinta Holdings, Inc. *	159,339	2,208,439
Laureate Education, Inc., Class A *	69,613	1,163,929
Marriott Vacations Worldwide Corp.	49,777	5,800,016
Noodles & Co. *	1,745	8,463
Panera Bread Co., Class A *	44,272	13,923,101
Papa John's International, Inc.	54,656	4,403,634
Penn National Gaming, Inc. *	172,832	3,340,843
Pinnacle Entertainment, Inc. *	121,860	2,387,237
Planet Fitness, Inc., Class A	149,282	3,261,812
Potbelly Corp. *	41,886	481,689
Red Robin Gourmet Burgers, Inc. *	29,304	2,112,086
Red Rock Resorts, Inc., Class A	83,092	1,964,295
Regis Corp. *	83,559	789,633
Ruby Tuesday, Inc. *	160,595	353,309
Ruth's Hospitality Group, Inc.	56,301	1,216,102
Scientific Games Corp., Class A *	112,658	2,613,666
SeaWorld Entertainment, Inc.	138,307	2,468,780
ServiceMaster Global Holdings, Inc. *	279,272	10,556,482
Shake Shack, Inc., Class A *	42,164	1,560,911
Six Flags Entertainment Corp.	177,421	10,712,680
Sonic Corp.	88,247	2,578,577
Sotheby's *	95,667	5,031,128
Speedway Motorsports, Inc.	22,644	389,930
Strayer Education, Inc.	21,534	1,904,682
Texas Roadhouse, Inc.	136,484	6,676,797
The Cheesecake Factory, Inc.	90,724	5,350,902
The Habit Restaurants, Inc., Class A *	40,219	746,062
The Marcus Corp.	42,738	1,410,354
The Wendy's Co.	395,517	6,395,510
Weight Watchers International, Inc. *(a)	59,059	1,553,252
Wingstop, Inc.	57,348	1,634,991
Zoe's Kitchen, Inc. *(a)	37,085	515,852
		231,727,649

Diversified Financials 3.5%
AG Mortgage Investment Trust, Inc.	52,560	979,193
Anworth Mortgage Asset Corp.	214,399	1,297,114
Apollo Commercial Real Estate Finance, Inc.	167,775	3,097,127
Arlington Asset Investment Corp., Class A (a)	49,411	709,542
ARMOUR Residential REIT, Inc.	76,595	1,990,704
Artisan Partners Asset Management, Inc., Class A	102,715	2,906,835
BGC Partners, Inc., Class A	452,477	5,334,704
Blackstone Mortgage Trust, Inc., Class A	200,958	6,239,746
Capstead Mortgage Corp.	198,151	2,088,512
Chimera Investment Corp.	369,647	6,875,434
CIM Commercial Trust Corp.	40,505	639,979
Cohen & Steers, Inc.	38,745	1,518,804
Cowen, Inc., Class A *	52,388	788,439
Credit Acceptance Corp. *(a)	25,273	5,434,200
CYS Investments, Inc.	310,297	2,615,804
Diamond Hill Investment Group, Inc.	5,949	1,203,007
Donnelley Financial Solutions, Inc. *	53,312	1,214,447
Dynex Capital, Inc.	87,084	597,396
Encore Capital Group, Inc. *	45,612	1,651,154
Enova International, Inc. *	50,401	670,333
Security	Number of Shares	Value ($)
Evercore Partners, Inc., Class A	80,614	5,465,629
EZCORP, Inc., Class A *	103,484	879,614
Federated Investors, Inc., Class B	192,876	5,122,787
Financial Engines, Inc.	117,698	4,460,754
FirstCash, Inc.	97,032	5,205,767
FNFV Group *	148,553	2,072,314
GAMCO Investors, Inc., Class A	9,008	261,232
Green Dot Corp., Class A *	91,108	3,347,308
Greenhill & Co., Inc.	56,852	1,151,253
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	90,463	1,982,044
Interactive Brokers Group, Inc., Class A	141,430	4,933,078
INTL FCStone, Inc. *	31,371	1,084,182
Invesco Mortgage Capital, Inc.	238,082	3,842,644
Investment Technology Group, Inc.	69,678	1,388,683
Janus Henderson Group plc *	366,641	11,468,514
KCG Holdings, Inc., Class A *	129,475	2,571,374
Ladder Capital Corp., Class A	147,460	2,074,762
Ladenburg Thalmann Financial Services, Inc. *	226,979	485,735
LendingClub Corp. *	669,323	3,681,277
LPL Financial Holdings, Inc.	162,744	6,335,624
MFA Financial, Inc.	778,984	6,481,147
Moelis & Co., Class A	50,216	1,762,582
Morningstar, Inc.	40,451	2,960,204
MTGE Investment Corp.	103,653	1,891,667
Nelnet, Inc., Class A	42,869	1,685,180
New Residential Investment Corp.	629,571	10,129,797
New York Mortgage Trust, Inc.	237,187	1,475,303
NewStar Financial, Inc.	25,615	227,717
On Deck Capital, Inc. *	86,602	306,571
PennyMac Mortgage Investment Trust	132,619	2,323,485
Piper Jaffray Cos.	30,725	1,802,021
PJT Partners, Inc., Class A	33,421	1,292,390
PRA Group, Inc. *	96,350	3,352,980
Pzena Investment Management, Inc., Class A	24,834	215,311
Redwood Trust, Inc.	164,171	2,777,773
Resource Capital Corp.	73,187	705,523
Safeguard Scientifics, Inc. *	52,537	580,534
SLM Corp. *	900,308	9,354,200
Stifel Financial Corp. *	143,019	6,096,900
Two Harbors Investment Corp.	727,259	7,258,045
Virtu Financial, Inc., Class A (a)	75,580	1,231,954
Virtus Investment Partners, Inc.	14,337	1,443,736
Waddell & Reed Financial, Inc., Class A	184,228	3,083,977
Western Asset Mortgage Capital Corp.	87,524	892,745
Westwood Holdings Group, Inc.	16,411	895,712
WisdomTree Investments, Inc.	230,204	2,189,240
World Acceptance Corp. *	12,612	985,249
		189,068,992

Energy 3.7%
Alon USA Energy, Inc.	68,661	847,963
Arch Coal, Inc., Class A	50,707	3,588,534
Archrock, Inc.	146,170	1,534,785
Atwood Oceanics, Inc. *	173,316	1,740,093
Bill Barrett Corp. *	168,749	583,872
Bristow Group, Inc.	66,194	433,571
California Resources Corp. *(a)	85,776	934,101
Callon Petroleum Co. *	422,960	4,787,907
CARBO Ceramics, Inc. *(a)	36,931	279,568
Carrizo Oil & Gas, Inc. *	127,110	2,788,793
Centennial Resource Development, Inc., Class A *	275,994	4,302,746
Clean Energy Fuels Corp. *	267,238	625,337
Cloud Peak Energy, Inc. *	138,978	471,135
Cobalt International Energy, Inc. *(a)	1,010,527	228,177

5

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CONSOL Energy, Inc. *	369,047	5,354,872
Contango Oil & Gas Co. *	47,392	291,935
CVR Energy, Inc. (a)	30,517	609,119
Delek US Holdings, Inc.	113,464	2,782,137
Denbury Resources, Inc. *	826,844	1,265,071
Diamond Offshore Drilling, Inc. *(a)	129,034	1,490,343
Dril-Quip, Inc. *	77,003	3,819,349
Eclipse Resources Corp. *	173,760	389,222
Ensco plc, Class A	639,529	3,990,661
EP Energy Corp., Class A *(a)	78,844	331,933
Era Group, Inc. *	40,988	344,709
Evolution Petroleum Corp.	59,067	431,189
EXCO Resources, Inc. *(a)	357,179	117,941
Exterran Corp. *	67,788	1,911,622
Extraction Oil & Gas, Inc. *	72,435	1,031,474
Fairmount Santrol Holdings, Inc. *	317,496	1,511,281
Forum Energy Technologies, Inc. *	150,408	2,444,130
Frank's International N.V. (a)	113,530	849,204
Gener8 Maritime, Inc. *	184,396	977,299
Geospace Technologies Corp. *	29,013	434,905
Green Plains, Inc.	75,150	1,604,453
Gulf Island Fabrication, Inc.	28,140	260,295
Gulfport Energy Corp. *	324,890	4,662,171
Helix Energy Solutions Group, Inc. *	276,506	1,377,000
Hornbeck Offshore Services, Inc. *(a)	69,706	117,106
Isramco, Inc. *	2,105	224,709
Jagged Peak Energy, Inc. *(a)	63,561	826,929
Jones Energy, Inc., Class A *(a)	122,775	245,550
Keane Group, Inc. *(a)	54,318	835,411
Kosmos Energy Ltd. *	411,783	2,470,698
Laredo Petroleum, Inc. *	296,583	3,484,850
Mammoth Energy Services, Inc. *	16,147	293,391
Matador Resources Co. *	191,659	4,367,909
Matrix Service Co. *	52,691	429,432
McDermott International, Inc. *	590,432	3,666,583
Nabors Industries Ltd.	587,648	5,171,302
Natural Gas Services Group, Inc. *	27,003	707,479
Newpark Resources, Inc. *	178,232	1,318,917
Noble Corp. plc	497,563	2,015,130
Northern Oil & Gas, Inc. *(a)	103,971	171,552
Oasis Petroleum, Inc. *	490,046	4,782,849
Oceaneering International, Inc.	209,364	5,104,294
Oil States International, Inc. *	108,862	3,184,213
Overseas Shipholding Group, Inc., Class A *	85,453	225,596
Par Pacific Holdings, Inc. *	67,213	1,156,736
Parker Drilling Co. *	258,279	348,677
Patterson-UTI Energy, Inc.	347,927	7,417,804
PBF Energy, Inc., Class A	229,895	4,441,571
PDC Energy, Inc. *	115,547	5,738,064
Penn Virginia Corp. *	11,708	501,102
Pioneer Energy Services Corp. *	146,261	358,339
QEP Resources, Inc. *	502,436	5,024,360
REX American Resources Corp. *	12,728	1,210,687
Rice Energy, Inc. *	335,288	6,705,760
RigNet, Inc. *	26,202	438,884
Rowan Cos. plc, Class A *	264,854	3,188,842
RPC, Inc. (a)	120,772	2,269,306
RSP Permian, Inc. *	226,587	8,064,231
Sanchez Energy Corp. *(a)	139,109	833,263
SandRidge Energy, Inc. *	42,292	836,959
SEACOR Holdings, Inc. *	32,358	1,980,633
SemGroup Corp., Class A	108,856	3,374,536
SM Energy Co.	201,580	3,420,813
Smart Sand, Inc. *	31,304	304,901
SRC Energy, Inc. *	400,496	2,755,412
Superior Energy Services, Inc. *	319,475	3,312,956
Teekay Corp. (a)	114,739	701,055
Tesco Corp. *	115,412	536,666
Security	Number of Shares	Value ($)
TETRA Technologies, Inc. *	257,864	796,800
Unit Corp. *	112,487	2,005,643
US Silica Holdings, Inc.	153,613	5,837,294
W&T Offshore, Inc. *	68,867	140,489
Western Refining, Inc.	167,786	6,073,853
Whiting Petroleum Corp. *	577,917	4,080,094
WildHorse Resource Development Corp. *	54,486	649,473
World Fuel Services Corp.	141,963	5,016,972
WPX Energy, Inc. *	837,095	9,057,368
		199,652,340

Food & Staples Retailing 0.6%
Ingles Markets, Inc., Class A	28,949	1,059,533
Natural Grocers by Vitamin Cottage, Inc. *	2,789	27,639
Performance Food Group Co. *	171,248	4,846,319
PriceSmart, Inc.	47,209	4,166,194
Smart & Final Stores, Inc. *(a)	54,602	715,286
SpartanNash Co.	72,545	2,161,841
Sprouts Farmers Market, Inc. *	259,145	6,209,114
SUPERVALU, Inc. *	528,948	2,036,450
The Andersons, Inc.	56,290	1,975,779
The Chefs' Warehouse, Inc. *	42,278	640,512
United Natural Foods, Inc. *	105,611	4,218,103
Village Super Market, Inc., Class A	17,456	434,305
Weis Markets, Inc.	33,656	1,737,323
		30,228,398

Food, Beverage & Tobacco 1.6%
AdvancePierre Foods Holdings, Inc.	80,310	3,234,084
Alico, Inc.	6,033	180,688
Amplify Snack Brands, Inc. *(a)	77,360	707,844
B&G Foods, Inc.	136,005	5,515,003
Blue Buffalo Pet Products, Inc. *	200,073	4,699,715
Cal-Maine Foods, Inc. *(a)	63,343	2,356,360
Calavo Growers, Inc.	30,131	2,039,869
Coca-Cola Bottling Co. Consolidated	10,179	2,318,165
Darling Ingredients, Inc. *	349,353	5,474,361
Dean Foods Co.	187,680	3,423,283
Farmer Brothers Co. *	22,842	685,260
Flowers Foods, Inc.	382,644	7,071,261
Fresh Del Monte Produce, Inc.	67,407	3,416,187
Freshpet, Inc. *	35,226	535,435
Hostess Brands, Inc. *	180,981	2,848,641
J&J Snack Foods Corp.	31,790	4,135,879
Lancaster Colony Corp.	39,501	4,891,409
Landec Corp. *	54,822	767,508
Limoneira Co.	20,861	384,468
MGP Ingredients, Inc.	26,200	1,341,702
National Beverage Corp.	25,537	2,450,275
Omega Protein Corp.	48,799	851,543
Sanderson Farms, Inc.	42,017	4,987,418
Seaboard Corp.	519	2,101,696
Seneca Foods Corp., Class A *	16,580	510,664
Seneca Foods Corp., Class B *	2,714	98,382
Snyder's-Lance, Inc.	174,721	6,420,997
The Boston Beer Co., Inc., Class A *	19,696	2,811,604
Tootsie Roll Industries, Inc. (a)	36,653	1,271,859
Universal Corp.	50,588	3,359,043
Vector Group Ltd.	204,040	4,435,830
		85,326,433

Health Care Equipment & Services 5.9%
AAC Holdings, Inc. *(a)	14,810	93,007
Abaxis, Inc.	44,476	2,152,638
Acadia Healthcare Co., Inc. *	161,815	6,689,432
Accuray, Inc. *	199,264	816,982

6

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Aceto Corp.	62,912	890,205
Alere, Inc. *	182,851	8,870,102
Allscripts Healthcare Solutions, Inc. *	388,091	4,428,118
Amedisys, Inc. *	55,631	3,333,410
American Renal Associates Holdings, Inc. *	26,487	429,089
AMN Healthcare Services, Inc. *	97,442	3,532,272
Analogic Corp.	24,408	1,754,935
AngioDynamics, Inc. *	74,050	1,116,674
Anika Therapeutics, Inc. *	32,329	1,495,863
Antares Pharma, Inc. *	272,925	663,208
athenahealth, Inc. *	82,540	11,058,709
AtriCure, Inc. *	70,141	1,465,245
Atrion Corp.	2,724	1,502,695
BioScrip, Inc. *(a)	239,892	434,205
BioTelemetry, Inc. *	60,989	1,759,533
Brookdale Senior Living, Inc. *	387,616	5,325,844
Cantel Medical Corp.	76,980	5,990,584
Capital Senior Living Corp. *	61,110	845,762
Cardiovascular Systems, Inc. *	73,325	2,201,950
Castlight Health, Inc., Class B *	127,769	447,191
Cerus Corp. *	225,892	517,293
Chemed Corp.	33,157	6,785,912
Civitas Solutions, Inc. *	35,065	552,274
Community Health Systems, Inc. *	242,069	2,142,311
Computer Programs & Systems, Inc. (a)	20,172	673,745
CONMED Corp.	51,006	2,589,575
CorVel Corp. *	22,763	1,060,756
Cotiviti Holdings, Inc. *	48,668	1,855,711
CryoLife, Inc. *	60,854	1,110,585
Diplomat Pharmacy, Inc. *	87,981	1,507,994
Endologix, Inc. *	159,259	767,628
Entellus Medical, Inc. *	19,626	261,615
Envision Healthcare Corp. *	246,168	13,443,234
Evolent Health, Inc., Class A *	88,656	2,034,655
Exactech, Inc. *	19,936	604,061
Genesis Healthcare, Inc. *	59,270	100,759
GenMark Diagnostics, Inc. *	109,502	1,416,956
Glaukos Corp. *	23,378	951,718
Globus Medical, Inc., Class A *	150,680	4,633,410
Haemonetics Corp. *	108,690	4,432,378
Halyard Health, Inc. *	97,961	3,520,718
HealthEquity, Inc. *	93,328	4,274,422
HealthSouth Corp.	187,697	8,508,305
HealthStream, Inc. *	47,854	1,333,691
Hill-Rom Holdings, Inc.	120,693	9,336,810
HMS Holdings Corp. *	175,611	3,199,632
ICU Medical, Inc. *	30,130	4,859,969
Inogen, Inc. *	33,067	2,931,059
Inovalon Holdings, Inc., Class A *	129,351	1,759,174
Insulet Corp. *	121,683	5,107,036
Integer Holdings Corp. *	57,939	2,300,178
Integra LifeSciences Holdings Corp. *	126,494	6,368,973
Invacare Corp.	63,276	895,355
iRhythm Technologies, Inc. *	17,741	615,258
K2M Group Holdings, Inc. *	78,700	1,790,425
Kindred Healthcare, Inc.	185,065	1,813,637
Landauer, Inc.	22,734	1,110,556
LHC Group, Inc. *	30,780	1,852,956
LifePoint Health, Inc. *	82,472	5,014,298
LivaNova plc *	92,112	5,235,646
Magellan Health, Inc. *	47,846	3,289,412
Masimo Corp. *	91,565	7,969,818
Medidata Solutions, Inc. *	112,257	7,990,453
Meridian Bioscience, Inc.	84,425	1,165,065
Merit Medical Systems, Inc. *	100,183	3,556,496
Molina Healthcare, Inc. *	89,196	5,759,386
National HealthCare Corp.	19,976	1,368,356
National Research Corp., Class A	18,523	444,552
Security	Number of Shares	Value ($)
National Research Corp., Class B	3,728	176,334
Natus Medical, Inc. *	66,374	2,250,079
Neogen Corp. *	77,705	4,917,949
Nevro Corp. *	44,561	3,067,134
NuVasive, Inc. *	103,445	7,761,478
NxStage Medical, Inc. *	119,860	2,596,168
Omnicell, Inc. *	80,073	3,194,913
OraSure Technologies, Inc. *	109,221	1,645,960
Orthofix International N.V. *	40,984	1,707,803
Owens & Minor, Inc.	129,762	4,136,813
Penumbra, Inc. *	55,946	4,635,126
PharMerica Corp. *	60,008	1,482,198
Premier, Inc., Class A *	99,918	3,449,169
Quality Systems, Inc. *	102,391	1,572,726
Quidel Corp. *	60,935	1,512,407
Quorum Health Corp. *	58,154	219,241
SeaSpine Holdings Corp. *	17,511	174,935
Second Sight Medical Products, Inc. *(a)	45,975	52,871
Select Medical Holdings Corp. *	234,737	3,145,476
Senseonics Holdings, Inc. *	39,205	54,887
Surgery Partners, Inc. *	41,689	908,820
Surmodics, Inc. *	30,119	734,904
Tandem Diabetes Care, Inc. *	10,442	8,305
Teladoc, Inc. *	75,107	2,298,274
Tenet Healthcare Corp. *	168,952	2,794,466
The Ensign Group, Inc.	101,770	1,870,533
The Providence Service Corp. *	27,003	1,262,120
The Spectranetics Corp. *	86,999	2,348,973
Tivity Health, Inc. *	73,544	2,496,819
Triple-S Management Corp., Class B *	50,735	825,458
US Physical Therapy, Inc.	24,104	1,524,578
Varex Imaging Corp. *	76,595	2,631,038
Veeva Systems, Inc., Class A *	213,887	13,590,380
WellCare Health Plans, Inc. *	91,586	15,734,475
Wright Medical Group N.V. *	212,088	5,666,991
		320,561,660

Household & Personal Products 0.9%
Avon Products, Inc. *	937,121	3,186,211
Central Garden & Pet Co. *	24,958	746,743
Central Garden & Pet Co., Class A *	69,860	2,019,653
Coty, Inc., Class A	971,347	18,397,312
elf Beauty, Inc. *	41,124	1,006,304
Energizer Holdings, Inc.	130,885	7,015,436
HRG Group, Inc. *	283,429	5,376,648
Inter Parfums, Inc.	38,802	1,350,310
Medifast, Inc.	22,652	942,550
Natural Health Trends Corp. (a)	14,404	401,296
Nu Skin Enterprises, Inc., Class A	100,664	5,524,440
Revlon, Inc., Class A *	28,702	533,857
USANA Health Sciences, Inc. *	20,858	1,343,255
WD-40 Co.	28,361	2,997,758
		50,841,773

Insurance 3.3%
Allied World Assurance Co. Holdings AG	179,083	9,414,393
Ambac Financial Group, Inc. *	89,247	1,474,360
American Equity Investment Life Holding Co.	190,467	4,773,103
American National Insurance Co.	17,500	2,056,775
AMERISAFE, Inc.	40,896	2,118,413
AmTrust Financial Services, Inc.	219,230	2,880,682
Argo Group International Holdings Ltd.	61,136	3,784,318
Aspen Insurance Holdings Ltd.	125,116	6,355,893
Assured Guaranty Ltd.	253,171	9,888,859
Athene Holding Ltd., Class A *	107,586	5,301,838
Citizens, Inc. *(a)	89,392	555,124

7

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CNO Financial Group, Inc.	362,148	7,420,413
Crawford & Co., Class A	33,628	270,033
Crawford & Co., Class B	32,398	302,921
Donegal Group, Inc., Class A	30,780	482,938
eHealth, Inc. *	31,665	580,103
EMC Insurance Group, Inc.	12,902	349,902
Employers Holdings, Inc.	65,152	2,609,338
Enstar Group Ltd. *	21,596	4,052,489
FBL Financial Group, Inc., Class A	19,781	1,245,214
Fidelity & Guaranty Life	27,911	861,054
First American Financial Corp.	231,651	10,081,452
Genworth Financial, Inc., Class A *	1,033,807	3,783,734
Global Indemnity Ltd. *	14,670	557,607
Greenlight Capital Re Ltd., Class A *	61,041	1,257,445
Horace Mann Educators Corp.	80,924	3,095,343
Infinity Property & Casualty Corp.	23,874	2,285,935
James River Group Holdings Ltd.	39,250	1,555,870
Kemper Corp.	104,061	3,969,927
Maiden Holdings Ltd.	158,715	1,674,443
MBIA, Inc. *	257,595	2,109,703
Mercury General Corp.	77,612	4,346,272
National General Holdings Corp.	128,612	2,824,320
National Western Life Group, Inc., Class A	4,826	1,482,306
Old Republic International Corp.	514,223	10,171,331
OneBeacon Insurance Group Ltd., Class A	46,259	848,853
Primerica, Inc.	95,549	6,898,638
ProAssurance Corp.	111,302	6,628,034
RLI Corp.	78,858	4,379,773
Safety Insurance Group, Inc.	28,802	1,916,773
Selective Insurance Group, Inc.	121,655	6,216,570
State Auto Financial Corp.	30,825	766,310
State National Cos., Inc.	63,510	1,115,871
Stewart Information Services Corp.	48,213	2,181,156
The Hanover Insurance Group, Inc.	87,937	7,333,066
The Navigators Group, Inc.	47,169	2,499,957
Third Point Reinsurance Ltd. *	115,378	1,517,221
United Fire Group, Inc.	48,219	2,085,472
Universal Insurance Holdings, Inc.	64,421	1,587,978
Validus Holdings Ltd.	165,027	8,812,442
White Mountains Insurance Group Ltd.	9,604	8,260,208
WMIH Corp. *	425,595	468,155
		179,490,328

Materials 5.4%
A. Schulman, Inc.	60,341	1,767,991
AdvanSix, Inc. *	62,788	1,806,411
AK Steel Holding Corp. *	673,382	4,107,630
Alcoa Corp.	309,193	10,184,817
Allegheny Technologies, Inc.	219,764	3,390,959
American Vanguard Corp.	59,116	996,105
AptarGroup, Inc.	131,274	11,159,603
Balchem Corp.	66,293	5,218,585
Bemis Co., Inc.	189,982	8,480,796
Boise Cascade Co. *	77,892	2,099,189
Cabot Corp.	127,515	6,660,108
Calgon Carbon Corp.	100,297	1,409,173
Carpenter Technology Corp.	97,051	3,539,450
Century Aluminum Co. *	109,718	1,582,134
Chase Corp.	14,694	1,550,217
Clearwater Paper Corp. *	33,093	1,533,861
Cliffs Natural Resources, Inc. *	544,431	3,206,699
Coeur Mining, Inc. *	382,157	3,546,417
Commercial Metals Co.	236,776	4,285,646
Compass Minerals International, Inc.	68,282	4,380,290
Deltic Timber Corp.	21,990	1,492,241
Domtar Corp.	132,942	4,836,430
Eagle Materials, Inc.	99,826	9,413,592
Ferro Corp. *	180,199	3,020,135
Security	Number of Shares	Value ($)
Flotek Industries, Inc. *(a)	124,723	1,232,263
Forterra, Inc. *	38,226	274,845
FutureFuel Corp.	40,421	547,300
GCP Applied Technologies, Inc. *	145,311	4,373,861
Graphic Packaging Holding Co.	655,429	8,854,846
Greif, Inc., Class A	51,342	3,052,282
Greif, Inc., Class B	19,301	1,282,551
H.B. Fuller Co.	105,451	5,351,638
Hawkins, Inc.	22,846	1,074,904
Haynes International, Inc.	24,657	882,721
Hecla Mining Co.	844,544	4,847,683
Ingevity Corp. *	87,276	5,155,393
Innophos Holdings, Inc.	38,517	1,628,884
Innospec, Inc.	51,460	3,293,440
Kaiser Aluminum Corp.	37,480	3,086,853
KapStone Paper & Packaging Corp.	188,376	3,980,385
Koppers Holdings, Inc. *	40,794	1,470,624
Kraton Corp. *	61,805	1,996,302
Kronos Worldwide, Inc.	47,167	865,043
Louisiana-Pacific Corp. *	305,740	6,811,887
LSB Industries, Inc. *(a)	41,752	367,000
Materion Corp.	43,867	1,500,251
McEwen Mining, Inc. (a)	456,216	1,163,351
Mercer International, Inc.	82,945	966,309
Minerals Technologies, Inc.	72,240	5,197,668
Myers Industries, Inc.	47,391	800,908
Neenah Paper, Inc.	36,222	2,825,316
Olin Corp.	346,085	10,154,134
OMNOVA Solutions, Inc. *	82,644	714,871
Owens-Illinois, Inc. *	332,908	7,513,734
P.H. Glatfelter Co.	90,810	1,664,547
Platform Specialty Products Corp. *	447,281	5,582,067
PolyOne Corp.	173,856	6,491,783
Quaker Chemical Corp.	28,532	3,977,075
Ramaco Resources, Inc. *(a)	12,044	75,636
Rayonier Advanced Materials, Inc.	90,887	1,580,525
Resolute Forest Products, Inc. *	164,730	741,285
Schnitzer Steel Industries, Inc., Class A	54,950	1,060,535
Schweitzer-Mauduit International, Inc.	64,458	2,402,994
Sensient Technologies Corp.	90,724	7,284,230
Silgan Holdings, Inc.	154,864	4,926,224
Stepan Co.	42,092	3,561,825
Summit Materials, Inc., Class A *	219,683	5,900,685
SunCoke Energy, Inc. *	141,758	1,238,965
TerraVia Holdings, Inc. *(a)	68,270	17,989
The Chemours Co.	384,235	15,365,558
The Scotts Miracle-Gro Co., Class A	92,214	7,986,655
TimkenSteel Corp. *	87,866	1,151,045
Tredegar Corp.	56,820	897,756
Trinseo S.A.	92,533	5,963,752
Tronox Ltd., Class A	128,006	1,945,691
United States Lime & Minerals, Inc.	2,613	204,911
United States Steel Corp.	369,558	7,705,284
US Concrete, Inc. *	29,963	1,980,554
Valhi, Inc.	34,892	118,982
Valvoline, Inc.	413,004	9,238,900
Worthington Industries, Inc.	90,623	3,803,447
		293,804,626

Media 1.9%
AMC Entertainment Holdings, Inc., Class A	111,205	2,502,112
AMC Networks, Inc., Class A *	117,315	6,215,349
Cable One, Inc.	9,693	6,965,390
Central European Media Enterprises Ltd., Class A *(a)	173,943	678,378
Cinemark Holdings, Inc.	220,485	8,724,591

8

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Clear Channel Outdoor Holdings, Inc., Class A	88,913	342,315
Entercom Communications Corp., Class A (a)	57,539	592,652
Entravision Communications Corp., Class A	148,806	855,634
Gannett Co., Inc.	244,245	1,917,323
Global Eagle Entertainment, Inc. *	138,206	427,057
Gray Television, Inc. *	136,241	1,641,704
Hemisphere Media Group, Inc. *	16,054	180,608
John Wiley & Sons, Inc., Class A	96,788	4,907,152
Liberty Global plc LiLAC, Class A *	114,441	2,415,850
Liberty Global plc LiLAC, Class C *	234,866	4,922,791
Liberty Media Corp. - Liberty Braves, Class A *	16,887	400,560
Liberty Media Corp. - Liberty Braves, Class C *	74,965	1,748,184
Liberty Media Corp. - Liberty Formula One, Class A *	41,872	1,335,717
Liberty Media Corp. - Liberty Formula One, Class C *	94,917	3,160,736
Lions Gate Entertainment Corp., Class A	123,804	3,355,088
Lions Gate Entertainment Corp., Class B *	233,298	5,900,106
Loral Space & Communications, Inc. *	26,364	1,041,378
Meredith Corp.	76,661	4,147,360
MSG Networks, Inc., Class A *	130,586	2,748,835
National CineMedia, Inc.	120,173	873,658
New Media Investment Group, Inc.	103,480	1,337,996
Nexstar Media Group, Inc.	90,144	5,156,237
Regal Entertainment Group, Class A	219,953	4,575,022
Scholastic Corp.	55,834	2,374,620
Sinclair Broadcast Group, Inc., Class A	150,501	4,876,232
The E.W. Scripps Co., Class A *	112,201	1,927,613
The Madison Square Garden Co., Class A *	30,700	5,999,087
The New York Times Co., Class A	252,205	4,438,808
Time, Inc.	203,870	2,548,375
tronc, Inc. *	52,569	589,824
World Wrestling Entertainment, Inc., Class A (a)	87,055	1,776,793
		103,601,135

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
ACADIA Pharmaceuticals, Inc. *	195,817	5,034,455
Accelerate Diagnostics, Inc. *(a)	53,949	1,505,177
Acceleron Pharma, Inc. *	70,536	1,799,373
Achillion Pharmaceuticals, Inc. *	261,302	1,162,794
Aclaris Therapeutics, Inc. *	29,077	691,451
Acorda Therapeutics, Inc. *	95,538	1,318,424
Aduro Biotech, Inc. *	65,376	653,760
Advaxis, Inc. *(a)	75,761	611,391
Aerie Pharmaceuticals, Inc. *	72,500	4,020,125
Agenus, Inc. *	164,249	545,307
Agios Pharmaceuticals, Inc. *	86,175	4,021,787
Aimmune Therapeutics, Inc. *	48,685	808,171
Akebia Therapeutics, Inc. *	75,951	1,017,743
Akorn, Inc. *	175,708	5,845,805
Albany Molecular Research, Inc. *	54,243	1,055,569
Alder Biopharmaceuticals, Inc. *	98,036	1,509,754
AMAG Pharmaceuticals, Inc. *	71,301	1,233,507
Amicus Therapeutics, Inc. *	282,054	2,262,073
Amphastar Pharmaceuticals, Inc. *	75,869	1,295,084
AnaptysBio, Inc. *	10,444	267,262
ANI Pharmaceuticals, Inc. *	17,387	759,638
Arena Pharmaceuticals, Inc. *	548,083	712,508
Array BioPharma, Inc. *	349,386	2,648,346
Arrowhead Pharmaceuticals, Inc. *(a)	160,390	230,962
Security	Number of Shares	Value ($)
Atara Biotherapeutics, Inc. *	45,513	603,047
Avexis, Inc. *	34,133	2,414,910
Bellicum Pharmaceuticals, Inc. *	42,690	452,087
Bio-Rad Laboratories, Inc., Class A *	42,586	9,517,119
Bio-Techne Corp.	77,603	8,697,744
BioCryst Pharmaceuticals, Inc. *	152,170	783,675
Bioverativ, Inc. *	222,085	12,234,663
Bluebird Bio, Inc. *	81,959	6,175,611
Blueprint Medicines Corp. *	70,382	2,525,306
Bruker Corp.	218,238	5,938,256
Cambrex Corp. *	69,293	3,727,963
Catalent, Inc. *	261,746	9,299,835
Celldex Therapeutics, Inc. *	246,156	696,621
Cempra, Inc. *	55,616	211,341
Charles River Laboratories International, Inc. *	96,790	8,909,519
Chimerix, Inc. *	64,347	288,275
Clovis Oncology, Inc. *	94,255	4,869,213
Coherus Biosciences, Inc. *	58,533	1,156,027
Corcept Therapeutics, Inc. *	160,319	1,813,208
Cytokinetics, Inc. *	81,951	1,110,436
CytomX Therapeutics, Inc. *	50,995	718,520
Depomed, Inc. *	136,761	1,433,255
Dermira, Inc. *	61,544	1,687,536
Dynavax Technologies Corp. *	45,696	251,328
Eagle Pharmaceuticals, Inc. *	17,612	1,284,795
Edge Therapeutics, Inc. *	48,975	479,955
Editas Medicine, Inc. *(a)	43,214	590,303
Emergent BioSolutions, Inc. *	75,561	2,412,663
Enanta Pharmaceuticals, Inc. *	28,206	848,436
Endocyte, Inc. *	56,275	143,501
Epizyme, Inc. *	90,095	1,288,358
Esperion Therapeutics, Inc. *	31,427	1,006,293
Exact Sciences Corp. *	229,776	8,379,931
Exelixis, Inc. *	467,276	8,742,734
FibroGen, Inc. *	118,429	3,114,683
Five Prime Therapeutics, Inc. *	59,535	1,681,864
Flexion Therapeutics, Inc. *	47,710	815,364
Fluidigm Corp. *	27,851	126,165
Foundation Medicine, Inc. *(a)	29,039	1,103,482
Genomic Health, Inc. *	33,786	1,073,043
Global Blood Therapeutics, Inc. *	69,085	1,865,295
Halozyme Therapeutics, Inc. *	245,937	2,902,057
Heron Therapeutics, Inc. *	94,573	1,267,278
Horizon Pharma plc *	337,247	3,372,470
ImmunoGen, Inc. *(a)	176,055	811,614
Impax Laboratories, Inc. *	152,956	2,332,579
INC Research Holdings, Inc., Class A *	111,549	6,341,561
Innoviva, Inc. *	165,601	2,023,644
Inovio Pharmaceuticals, Inc. *(a)	148,266	1,119,408
Insmed, Inc. *	141,241	2,177,936
Insys Therapeutics, Inc. *(a)	44,289	651,048
Intellia Therapeutics, Inc. *(a)	16,887	193,525
Intercept Pharmaceuticals, Inc. *	35,233	3,942,573
Intersect ENT, Inc. *	57,574	1,456,622
Intra-Cellular Therapies, Inc. *	70,365	721,241
Intrexon Corp. *(a)	124,595	2,656,365
Invitae Corp. *	54,650	468,897
Ironwood Pharmaceuticals, Inc. *	276,369	4,894,495
Jounce Therapeutics, Inc. *	12,918	261,590
Juno Therapeutics, Inc. *(a)	162,602	3,777,244
Karyopharm Therapeutics, Inc. *	38,923	316,055
Keryx Biopharmaceuticals, Inc. *	221,736	1,416,893
Kite Pharma, Inc. *	100,514	7,269,172
Lannett Co., Inc. *(a)	63,587	1,278,099
Lexicon Pharmaceuticals, Inc. *(a)	96,073	1,330,611
Ligand Pharmaceuticals, Inc., Class B *	40,458	4,380,792
Lion Biotechnologies, Inc. *	96,070	494,761
Loxo Oncology, Inc. *	34,095	1,556,437

9

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Luminex Corp.	78,841	1,597,319
MacroGenics, Inc. *	67,984	1,206,716
MannKind Corp. *(a)	36,021	54,752
Medpace Holdings, Inc. *	15,030	418,135
Merrimack Pharmaceuticals, Inc.	227,754	413,374
MiMedx Group, Inc. *(a)	221,485	3,029,915
Momenta Pharmaceuticals, Inc. *	142,324	2,063,698
MyoKardia, Inc. *	24,344	314,038
Myriad Genetics, Inc. *	146,846	2,988,316
NantKwest, Inc. *(a)	25,189	92,444
Natera, Inc. *	52,604	538,665
Nektar Therapeutics *	324,948	6,459,966
NeoGenomics, Inc. *	113,471	857,841
Neurocrine Biosciences, Inc. *	180,846	7,861,376
NewLink Genetics Corp. *	44,469	567,424
Novan, Inc. *	1,910	9,455
Novavax, Inc. *(a)	703,935	648,535
Omeros Corp. *(a)	86,348	1,304,718
OncoMed Pharmaceuticals, Inc. *	47,551	155,016
Ophthotech Corp. *	74,115	168,241
Organovo Holdings, Inc. *(a)	241,782	684,243
Otonomy, Inc. *	57,514	704,547
Pacific Biosciences of California, Inc. *	212,689	701,874
Pacira Pharmaceuticals, Inc. *	81,524	3,619,666
PAREXEL International Corp. *	104,818	8,471,391
PDL BioPharma, Inc.	337,440	806,482
Phibro Animal Health Corp., Class A	35,175	1,239,919
Portola Pharmaceuticals, Inc. *	113,847	4,195,262
PRA Health Sciences, Inc. *	80,213	5,795,389
Prestige Brands Holdings, Inc. *	111,604	5,622,610
Progenics Pharmaceuticals, Inc. *	154,816	986,178
Prothena Corp. plc *	77,377	3,947,001
PTC Therapeutics, Inc. *	69,780	874,343
Puma Biotechnology, Inc. *	57,508	4,399,362
Radius Health, Inc. *(a)	80,451	2,785,214
REGENXBIO, Inc. *	44,624	763,070
Repligen Corp. *	73,892	2,899,522
Retrophin, Inc. *	78,615	1,246,048
Revance Therapeutics, Inc. *	40,530	901,792
Sage Therapeutics, Inc. *	66,730	4,411,520
Sangamo Therapeutics, Inc. *	143,667	976,936
Sarepta Therapeutics, Inc. *	103,503	3,088,530
SciClone Pharmaceuticals, Inc. *	105,351	1,000,834
Seres Therapeutics, Inc. *	45,425	414,276
Spark Therapeutics, Inc. *	44,071	2,244,536
Spectrum Pharmaceuticals, Inc. *	151,663	858,413
Sucampo Pharmaceuticals, Inc., Class A *	65,928	659,280
Supernus Pharmaceuticals, Inc. *	99,214	3,730,446
Synergy Pharmaceuticals, Inc. *(a)	480,850	1,687,783
TESARO, Inc. *	72,047	10,757,338
Tetraphase Pharmaceuticals, Inc. *	80,250	552,923
The Medicines Co. *	145,133	5,771,939
TherapeuticsMD, Inc. *(a)	303,444	1,259,293
Theravance Biopharma, Inc. *	80,540	2,939,710
Ultragenyx Pharmaceutical, Inc. *	80,814	4,351,834
Vanda Pharmaceuticals, Inc. *	92,866	1,276,907
Versartis, Inc. *	57,955	889,609
Voyager Therapeutics, Inc. *	10,477	92,826
VWR Corp. *	177,895	5,881,209
WaVe Life Sciences Ltd. *	20,043	378,813
XBiotech, Inc. *(a)	38,637	284,755
Xencor, Inc. *	81,776	1,676,408
ZIOPHARM Oncology, Inc. *(a)	245,246	1,434,689
		358,912,457

Security	Number of Shares	Value ($)
Real Estate 9.5%
Acadia Realty Trust	181,193	4,919,390
Agree Realty Corp.	56,561	2,575,222
Alexander & Baldwin, Inc.	95,605	3,826,112
Alexander's, Inc.	7,247	2,986,779
Altisource Portfolio Solutions S.A. *(a)	28,588	588,341
Altisource Residential Corp.	113,529	1,559,888
American Assets Trust, Inc.	82,701	3,229,474
Apple Hospitality REIT, Inc.	323,952	6,064,381
Armada Hoffler Properties, Inc.	79,112	1,045,070
Ashford Hospitality Prime, Inc.	57,453	552,698
Ashford Hospitality Trust, Inc.	162,175	998,998
Brandywine Realty Trust	358,990	6,257,196
Care Capital Properties, Inc.	172,694	4,540,125
CareTrust REIT, Inc.	132,989	2,427,049
CBL & Associates Properties, Inc.	352,894	2,713,755
Cedar Realty Trust, Inc.	158,171	789,273
Chatham Lodging Trust	79,396	1,576,011
Chesapeake Lodging Trust	125,403	2,890,539
Colony NorthStar, Inc., Class A	1,162,274	16,422,932
Colony Starwood Homes	206,167	7,127,193
Columbia Property Trust, Inc.	262,614	5,672,462
CoreCivic, Inc.	249,850	7,183,188
CoreSite Realty Corp.	69,743	7,342,543
Corporate Office Properties Trust	206,101	6,951,787
Cousins Properties, Inc.	873,345	7,475,833
CubeSmart	376,346	9,393,596
CyrusOne, Inc.	162,580	9,146,751
DCT Industrial Trust, Inc.	188,887	9,956,234
DiamondRock Hospitality Co.	419,154	4,648,418
DuPont Fabros Technology, Inc.	163,461	8,929,874
Easterly Government Properties, Inc.	57,617	1,144,274
EastGroup Properties, Inc.	70,718	5,759,274
Education Realty Trust, Inc.	150,204	5,754,315
Empire State Realty Trust, Inc., Class A	260,119	5,410,475
EPR Properties	135,798	9,629,436
Equity Commonwealth *	258,600	8,047,632
FelCor Lodging Trust, Inc.	273,858	1,963,562
First Industrial Realty Trust, Inc.	240,852	6,955,806
First Potomac Realty Trust	110,394	1,207,710
Forestar Group, Inc. *	63,635	900,435
Four Corners Property Trust, Inc.	131,098	3,227,633
Franklin Street Properties Corp.	228,795	2,573,944
FRP Holdings, Inc. *	12,620	531,302
Getty Realty Corp.	59,681	1,500,977
Global Net Lease, Inc.	119,918	2,702,952
Government Properties Income Trust	150,699	3,255,098
Gramercy Property Trust	313,580	9,266,289
Healthcare Realty Trust, Inc.	240,391	7,995,405
Healthcare Trust of America, Inc., Class A	398,507	12,230,180
Hersha Hospitality Trust	94,828	1,764,749
HFF, Inc., Class A	78,395	2,445,140
Hospitality Properties Trust	343,183	9,924,852
Hudson Pacific Properties, Inc.	323,795	10,607,524
InfraREIT, Inc.	80,418	1,551,263
Investors Real Estate Trust	231,641	1,355,100
iStar, Inc. *	147,698	1,788,623
Kennedy-Wilson Holdings, Inc.	199,558	3,911,337
Kite Realty Group Trust	167,770	3,014,827
LaSalle Hotel Properties	236,442	6,726,775
Lexington Realty Trust	462,899	4,448,459
Life Storage, Inc.	98,002	7,340,350
LTC Properties, Inc.	79,423	3,828,189
Mack-Cali Realty Corp.	189,758	5,049,460
Marcus & Millichap, Inc. *	27,255	659,026
MedEquities Realty Trust, Inc.	39,226	458,160
Medical Properties Trust, Inc.	747,881	9,685,059

10

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Monmouth Real Estate Investment Corp., Class A	140,152	2,046,219
Monogram Residential Trust, Inc.	360,631	3,472,877
National Health Investors, Inc.	81,946	6,188,562
National Storage Affiliates Trust	90,386	2,191,861
New Senior Investment Group, Inc.	179,890	1,716,151
NorthStar Realty Europe Corp.	120,016	1,464,195
One Liberty Properties, Inc.	27,003	602,167
Outfront Media, Inc.	285,638	6,526,828
Paramount Group, Inc.	379,110	5,845,876
Parkway, Inc.	92,306	1,840,582
Pebblebrook Hotel Trust	153,462	4,745,045
Pennsylvania Real Estate Investment Trust	145,391	1,555,684
Physicians Realty Trust	312,359	6,353,382
Piedmont Office Realty Trust, Inc., Class A	305,749	6,478,821
Potlatch Corp.	84,354	3,859,196
PS Business Parks, Inc.	41,995	5,303,129
QTS Realty Trust, Inc., Class A	97,779	5,106,019
Quality Care Properties, Inc. *	191,141	3,234,106
RAIT Financial Trust	158,205	352,797
Ramco-Gershenson Properties Trust	154,893	1,950,103
Rayonier, Inc.	260,087	7,305,844
RE/MAX Holdings, Inc., Class A	37,285	1,981,698
Retail Opportunity Investments Corp.	221,048	4,367,908
Retail Properties of America, Inc., Class A	500,283	6,153,481
Rexford Industrial Realty, Inc.	133,889	3,648,475
RLJ Lodging Trust	257,767	5,245,558
RMR Group, Inc., Class A	14,502	712,048
Ryman Hospitality Properties, Inc.	107,125	6,899,921
Sabra Health Care REIT, Inc.	132,159	3,096,485
Saul Centers, Inc.	21,829	1,250,802
Select Income REIT	131,303	3,132,890
Seritage Growth Properties, Class A (a)	49,745	1,952,491
STAG Industrial, Inc.	183,482	4,950,344
STORE Capital Corp.	350,192	7,136,913
Summit Hotel Properties, Inc.	204,491	3,660,389
Sunstone Hotel Investors, Inc.	455,369	7,108,310
Tanger Factory Outlet Centers, Inc.	202,524	5,277,775
Tejon Ranch Co. *	31,913	638,898
Terreno Realty Corp.	102,833	3,360,582
The GEO Group, Inc.	253,415	7,587,245
The Howard Hughes Corp. *	74,927	9,602,644
The St. Joe Co. *	150,371	2,654,048
Tier REIT, Inc.	98,016	1,584,919
Uniti Group, Inc.	320,041	8,004,225
Universal Health Realty Income Trust	26,864	1,927,223
Urban Edge Properties	205,435	4,897,570
Urstadt Biddle Properties, Inc.	12,784	208,124
Urstadt Biddle Properties, Inc., Class A	58,073	1,087,127
Washington Prime Group, Inc.	395,222	3,015,544
Washington Real Estate Investment Trust	157,123	5,076,644
Whitestone REIT	50,886	586,716
Xenia Hotels & Resorts, Inc.	223,081	3,993,150
		513,346,295

Retailing 3.1%
1-800-Flowers.com, Inc., Class A *	61,646	616,460
Aaron's, Inc.	130,324	4,759,432
Abercrombie & Fitch Co., Class A	138,128	1,821,908
America's Car-Mart, Inc. *(a)	15,055	544,238
American Eagle Outfitters, Inc.	361,888	4,161,712
Asbury Automotive Group, Inc. *	38,798	2,170,748
Ascena Retail Group, Inc. *	341,458	604,381
At Home Group, Inc. *	21,980	411,905
Barnes & Noble Education, Inc. *	82,020	778,370
Barnes & Noble, Inc.	110,469	740,142
Big Lots, Inc.	93,130	4,547,538
Boot Barn Holdings, Inc. *	21,817	169,954
Security	Number of Shares	Value ($)
Cabela's, Inc. *	107,032	5,654,501
Caleres, Inc.	94,468	2,582,755
Camping World Holdings, Inc., Class A	25,884	698,868
Chico's FAS, Inc.	276,958	2,620,023
Conn's, Inc. *(a)	39,287	671,808
Core-Mark Holding Co., Inc.	100,642	3,426,860
CST Brands, Inc.	156,733	7,574,906
Dillard's, Inc., Class A	45,849	2,360,307
DSW, Inc., Class A	138,227	2,326,360
Duluth Holdings, Inc., Class B *(a)	16,755	327,058
Etsy, Inc. *	200,218	2,684,923
Express, Inc. *	175,928	1,365,201
Five Below, Inc. *	115,900	5,945,670
Francesca's Holdings Corp. *	84,280	1,066,985
Fred's, Inc., Class A (a)	76,703	1,055,433
FTD Cos., Inc. *	42,595	737,745
GameStop Corp., Class A	209,505	4,638,441
Genesco, Inc. *	40,823	1,518,616
GNC Holdings, Inc., Class A (a)	133,954	1,015,371
Group 1 Automotive, Inc.	41,321	2,485,458
Groupon, Inc. *	812,617	2,445,977
Guess?, Inc.	134,796	1,622,944
Haverty Furniture Cos., Inc.	44,184	1,058,207
Hibbett Sports, Inc. *	42,567	987,554
HSN, Inc.	64,482	2,137,578
J.C. Penney Co., Inc. *(a)	649,988	3,054,944
Lands' End, Inc. *(a)	24,464	430,566
Liberty Expedia Holdings, Inc., Class A *	114,156	5,955,519
Liberty TripAdvisor Holdings, Inc., Class A *	147,969	1,753,433
Lithia Motors, Inc., Class A	47,430	4,309,015
Lumber Liquidators Holdings, Inc. *(a)	64,611	1,872,427
MarineMax, Inc. *	53,031	957,210
Monro Muffler Brake, Inc.	66,526	3,299,690
Murphy USA, Inc. *	71,546	4,867,274
Nutrisystem, Inc.	63,905	3,326,255
Office Depot, Inc.	1,062,546	5,429,610
Ollie's Bargain Outlet Holdings, Inc. *	98,443	4,050,929
Overstock.com, Inc. *	41,767	586,826
Party City Holdco, Inc. *	55,713	922,050
Penske Automotive Group, Inc.	77,194	3,269,166
PetMed Express, Inc.	42,632	1,495,957
Pier 1 Imports, Inc.	145,260	727,753
Pool Corp.	85,344	10,167,031
Rent-A-Center, Inc. (a)	107,739	1,229,302
RH *(a)	66,347	3,722,730
Sears Holdings Corp. *(a)	115,582	854,151
Sears Hometown & Outlet Stores, Inc. *	16,479	50,261
Select Comfort Corp. *	88,085	2,536,848
Shoe Carnival, Inc.	25,367	518,755
Shutterfly, Inc. *	73,490	3,637,020
Sonic Automotive, Inc., Class A	60,891	1,144,751
Sportsman's Warehouse Holdings, Inc. *(a)	63,480	370,088
Stage Stores, Inc. (a)	46,286	100,441
Stein Mart, Inc. (a)	25,017	36,525
Tailored Brands, Inc.	98,428	1,045,305
The Buckle, Inc. (a)	53,433	908,361
The Cato Corp., Class A	50,774	1,023,604
The Children's Place, Inc.	37,202	4,025,256
The Container Store Group, Inc. *(a)	42,833	246,718
The Finish Line, Inc., Class A	89,161	1,258,062
Tile Shop Holdings, Inc.	73,947	1,453,059
Tuesday Morning Corp. *	56,115	95,396
Vitamin Shoppe, Inc. *	49,580	575,128
Wayfair, Inc., Class A *(a)	63,748	4,012,937
Weyco Group, Inc.	10,790	294,891

11

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Winmark Corp.	4,020	492,450
Zumiez, Inc. *	35,874	511,204
		166,955,235

Semiconductors & Semiconductor Equipment 3.5%
Advanced Energy Industries, Inc. *	84,399	6,492,815
Amkor Technology, Inc. *	275,417	3,123,229
Brooks Automation, Inc.	152,163	4,192,091
Cabot Microelectronics Corp.	50,060	3,779,029
Cavium, Inc. *	138,694	10,120,501
CEVA, Inc. *	47,686	2,014,733
Cirrus Logic, Inc. *	133,957	8,834,464
Cohu, Inc.	49,141	900,755
Cree, Inc. *	207,054	4,937,203
Cypress Semiconductor Corp.	681,149	9,529,274
Diodes, Inc. *	67,192	1,720,787
Entegris, Inc. *	294,343	7,270,272
FormFactor, Inc. *	153,873	2,261,933
Ichor Holdings Ltd. *	12,518	293,923
Inphi Corp. *	80,942	3,211,779
Integrated Device Technology, Inc. *	271,443	6,943,512
IXYS Corp.	54,968	810,778
Kulicke & Soffa Industries, Inc. *	133,265	2,951,820
Lattice Semiconductor Corp. *	243,492	1,692,269
MACOM Technology Solutions Holdings, Inc. *	70,839	4,319,054
MaxLinear, Inc., Class A *	108,225	3,371,209
Microsemi Corp. *	240,336	11,802,901
MKS Instruments, Inc.	112,125	9,166,219
Monolithic Power Systems, Inc.	76,817	7,543,429
Nanometrics, Inc. *	50,964	1,416,799
NeoPhotonics Corp. *(a)	66,047	595,083
ON Semiconductor Corp. *	871,049	13,483,839
PDF Solutions, Inc. *	59,283	962,756
Photronics, Inc. *	135,935	1,366,147
Power Integrations, Inc.	60,415	4,044,784
Rambus, Inc. *	220,611	2,612,034
Rudolph Technologies, Inc. *	68,683	1,641,524
Semtech Corp. *	136,499	5,214,262
Silicon Laboratories, Inc. *	89,141	6,667,747
SolarEdge Technologies, Inc. *	62,091	1,154,893
SunPower Corp. *(a)	89,638	705,451
Synaptics, Inc. *	75,440	4,191,446
Teradyne, Inc.	420,536	14,950,055
Veeco Instruments, Inc. *	99,020	3,114,192
Versum Materials, Inc.	226,355	7,026,059
Xperi Corp.	106,317	3,258,616
		189,689,666

Software & Services 8.3%
2U, Inc. *	82,853	3,541,966
8x8, Inc. *	186,775	2,549,479
A10 Networks, Inc. *	79,923	652,971
ACI Worldwide, Inc. *	247,905	5,667,108
Actua Corp. *	64,744	906,416
Acxiom Corp. *	165,374	4,332,799
Alarm.com Holdings, Inc. *	27,976	910,619
Angie's List, Inc. *	70,002	842,824
Aspen Technology, Inc. *	160,220	9,799,055
Bankrate, Inc. *	110,266	1,152,280
Barracuda Networks, Inc. *	63,085	1,382,823
Bazaarvoice, Inc. *	185,038	841,923
Benefitfocus, Inc. *	33,361	1,060,880
Black Knight Financial Services, Inc., Class A *	55,593	2,215,381
Blackbaud, Inc.	99,566	8,237,095
Blackhawk Network Holdings, Inc. *	113,503	4,920,355
Security	Number of Shares	Value ($)
Blackline, Inc. *	17,830	601,941
Blucora, Inc. *	80,539	1,651,049
Booz Allen Hamilton Holding Corp.	305,356	12,043,241
Bottomline Technologies (DE), Inc. *	79,159	1,979,767
Box, Inc., Class A *	139,324	2,605,359
BroadSoft, Inc. *	66,497	2,659,880
CACI International, Inc., Class A *	50,022	6,157,708
Callidus Software, Inc. *	136,593	3,264,573
Carbonite, Inc. *	37,553	698,486
Cardtronics plc, Class A *	94,958	3,252,311
Cass Information Systems, Inc.	20,303	1,243,356
ChannelAdvisor Corp. *	60,327	687,728
CommerceHub, Inc., Series A *	26,165	445,328
CommerceHub, Inc., Series C *	35,697	613,274
CommVault Systems, Inc. *	89,306	5,012,299
Conduent, Inc. *	353,748	5,805,005
Convergys Corp.	196,652	4,780,610
CoreLogic, Inc. *	178,804	7,742,213
Cornerstone OnDemand, Inc. *	108,141	4,040,148
Coupa Software, Inc. *	61,803	2,114,899
CSG Systems International, Inc.	66,316	2,645,345
DHI Group, Inc. *	117,651	335,305
DST Systems, Inc.	66,117	7,988,256
Ebix, Inc.	45,131	2,498,001
Ellie Mae, Inc. *	70,377	7,710,504
Endurance International Group Holdings, Inc. *	121,654	918,488
EnerNOC, Inc. *	49,499	269,770
Envestnet, Inc. *	87,948	3,152,936
EPAM Systems, Inc. *	93,816	7,869,286
Euronet Worldwide, Inc. *	109,900	9,586,577
Everbridge, Inc. *	35,412	915,754
Everi Holdings, Inc. *	146,648	981,075
EVERTEC, Inc.	127,485	2,103,502
ExlService Holdings, Inc. *	66,964	3,506,905
Fair Isaac Corp.	64,742	8,588,674
FireEye, Inc. *	317,259	4,755,712
First Data Corp., Class A *	392,874	6,729,932
Five9, Inc. *	77,422	1,739,672
Forrester Research, Inc.	16,381	645,411
Genpact Ltd.	283,666	7,749,755
Gigamon, Inc. *	65,186	2,486,846
GoDaddy, Inc., Class A *	102,576	4,219,977
Gogo, Inc. *(a)	124,088	1,604,458
GrubHub, Inc. *	176,510	7,672,890
GTT Communications, Inc. *	49,185	1,586,216
Guidewire Software, Inc. *	152,407	10,122,873
Hortonworks, Inc. *	99,664	1,231,847
HubSpot, Inc. *	63,348	4,567,391
Imperva, Inc. *	60,073	2,967,606
Instructure, Inc. *	9,247	246,895
Internap Corp. *	86,802	291,655
j2 Global, Inc.	100,267	8,484,593
Jive Software, Inc. *	92,885	489,968
Liquidity Services, Inc. *	47,260	293,012
LivePerson, Inc. *	111,792	1,067,614
LogMeIn, Inc.	107,380	11,919,180
Manhattan Associates, Inc. *	145,065	6,794,845
ManTech International Corp., Class A	55,680	2,132,544
Match Group, Inc. *(a)	96,820	1,886,054
MAXIMUS, Inc.	135,951	8,439,838
MicroStrategy, Inc., Class A *	20,267	3,695,890
MoneyGram International, Inc. *	67,246	1,171,425
Monotype Imaging Holdings, Inc.	80,822	1,580,070
NeuStar, Inc., Class A *	118,197	3,918,231
New Relic, Inc. *	68,485	2,990,740
NIC, Inc.	127,503	2,581,936
Nutanix, Inc., Class A *(a)	42,507	792,756
Pandora Media, Inc. *	478,464	4,258,330

12

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Paycom Software, Inc. *	82,178	5,377,728
Paylocity Holding Corp. *	52,833	2,475,226
Pegasystems, Inc.	75,402	4,407,247
Perficient, Inc. *	81,946	1,415,207
Progress Software Corp.	105,037	3,067,080
Proofpoint, Inc. *	87,777	7,548,822
PROS Holdings, Inc. *	56,531	1,688,581
PTC, Inc. *	241,653	13,914,380
Q2 Holdings, Inc. *	59,551	2,358,220
Qualys, Inc. *	63,591	2,670,822
Quotient Technology, Inc. *	143,457	1,578,027
Rapid7, Inc. *	37,767	693,402
RealNetworks, Inc. *	49,861	206,923
RealPage, Inc. *	107,501	3,719,535
RingCentral, Inc., Class A *	122,018	4,160,814
Rocket Fuel, Inc. *(a)	63,319	191,857
Science Applications International Corp.	90,165	6,851,638
ServiceSource International, Inc. *	148,057	512,277
Shutterstock, Inc. *	40,104	1,867,242
Silver Spring Networks, Inc. *	78,858	802,774
SPS Commerce, Inc. *	33,796	1,965,575
Square, Inc., Class A *	47,705	1,096,738
Stamps.com, Inc. *	32,564	4,490,576
Sykes Enterprises, Inc. *	80,511	2,683,432
Synchronoss Technologies, Inc. *	86,170	1,101,253
Syntel, Inc.	64,499	1,127,442
Tableau Software, Inc., Class A *	115,342	7,152,357
Take-Two Interactive Software, Inc. *	212,393	16,299,039
TeleTech Holdings, Inc.	36,644	1,559,202
The Rubicon Project, Inc. *	91,636	456,347
TiVo Corp.	249,564	4,442,239
Travelport Worldwide Ltd.	249,791	3,372,178
TrueCar, Inc. *	142,574	2,506,451
Twilio, Inc., Class A *(a)	43,998	1,069,591
Unisys Corp. *	105,157	1,240,853
Varonis Systems, Inc. *	36,843	1,339,243
VASCO Data Security International, Inc. *	59,219	811,300
Verint Systems, Inc. *	132,013	5,425,734
VirnetX Holding Corp. *(a)	91,407	310,784
Virtusa Corp. *	54,343	1,577,034
Web.com Group, Inc. *	105,104	2,391,116
WebMD Health Corp. *	81,521	4,563,546
WEX, Inc. *	80,939	8,268,728
Workiva, Inc. *	39,048	710,674
XO Group, Inc. *	49,432	816,122
Yelp, Inc. *	125,806	3,512,503
Zendesk, Inc. *	149,705	3,889,336
Zynga, Inc., Class A *	1,637,018	5,762,303
		452,049,187

Technology Hardware & Equipment 5.4%
3D Systems Corp. *(a)	228,557	4,673,991
Acacia Communications, Inc. *(a)	26,468	1,245,055
ADTRAN, Inc.	96,231	1,852,447
Aerohive Networks, Inc. *	43,936	209,135
Anixter International, Inc. *	59,108	4,462,654
ARRIS International plc *	400,807	11,238,628
Avid Technology, Inc. *	50,892	265,147
AVX Corp.	90,586	1,482,893
Badger Meter, Inc.	60,261	2,362,231
Belden, Inc.	86,625	6,150,375
Benchmark Electronics, Inc. *	100,957	3,260,911
Black Box Corp.	38,682	317,192
Brocade Communications Systems, Inc.	854,755	10,795,556
CalAmp Corp. *	78,681	1,487,071
Calix, Inc. *	101,644	665,768
Ciena Corp. *	296,179	6,954,283
Cognex Corp.	177,869	16,276,792
Security	Number of Shares	Value ($)
Coherent, Inc. *	51,049	12,667,809
Comtech Telecommunications Corp.	51,370	741,269
Control4 Corp. *	32,413	643,398
CPI Card Group, Inc. (a)	30,049	58,596
Cray, Inc. *	85,743	1,521,938
CTS Corp.	65,269	1,373,912
Daktronics, Inc.	83,725	831,389
Diebold Nixdorf, Inc.	159,080	4,207,666
Dolby Laboratories, Inc., Class A	120,355	6,064,688
Eastman Kodak Co. *	78,495	726,079
EchoStar Corp., Class A *	96,479	5,697,085
Electronics For Imaging, Inc. *	96,859	4,593,054
ePlus, Inc. *	29,350	2,311,312
Extreme Networks, Inc. *	221,032	2,128,538
Fabrinet *	79,022	2,783,945
FARO Technologies, Inc. *	36,007	1,251,243
Finisar Corp. *	230,256	5,678,113
Fitbit, Inc., Class A *	330,877	1,730,487
Harmonic, Inc. *	156,950	792,598
II-VI, Inc. *	113,918	3,417,540
Infinera Corp. *	317,422	3,085,342
Insight Enterprises, Inc. *	71,681	2,977,629
InterDigital, Inc.	71,467	5,788,827
IPG Photonics Corp. *	77,694	10,802,574
Itron, Inc. *	68,474	4,632,266
Knowles Corp. *	181,978	3,117,283
Littelfuse, Inc.	47,050	7,619,747
Lumentum Holdings, Inc. *	118,397	6,754,549
Maxwell Technologies, Inc. *	68,302	395,469
Methode Electronics, Inc.	78,869	3,166,590
MTS Systems Corp.	35,333	1,832,016
NETGEAR, Inc. *	68,593	2,877,476
NetScout Systems, Inc. *	188,405	6,895,623
Novanta, Inc. *	67,535	2,296,190
Oclaro, Inc. *	268,353	2,382,975
OSI Systems, Inc. *	38,770	3,070,196
Park Electrochemical Corp.	35,004	591,568
PC Connection, Inc.	22,732	592,851
Plantronics, Inc.	68,747	3,638,091
Plexus Corp. *	69,674	3,621,655
Pure Storage, Inc., Class A *	202,685	2,622,744
Quantenna Communications, Inc. *	15,344	293,377
Quantum Corp. *	64,426	546,977
Rogers Corp. *	38,351	4,073,260
Sanmina Corp. *	151,282	5,536,921
ScanSource, Inc. *	54,510	2,071,380
ShoreTel, Inc. *	131,061	760,154
Sonus Networks, Inc. *	108,921	735,217
Super Micro Computer, Inc. *	76,688	1,886,525
SYNNEX Corp.	61,481	6,840,376
Systemax, Inc.	20,026	319,014
Tech Data Corp. *	70,743	6,859,949
TTM Technologies, Inc. *	177,727	2,886,286
Ubiquiti Networks, Inc. *	55,873	2,634,971
Universal Display Corp.	92,489	10,488,253
VeriFone Systems, Inc. *	228,627	4,181,588
ViaSat, Inc. *	113,009	7,373,837
Viavi Solutions, Inc. *	485,654	5,453,894
Vishay Intertechnology, Inc.	274,788	4,492,784
Zebra Technologies Corp., Class A *	110,521	11,531,761
		290,648,973

Telecommunication Services 0.6%
ATN International, Inc.	22,691	1,484,899
Cincinnati Bell, Inc. *	82,061	1,395,037
Cogent Communications Holdings, Inc.	84,014	3,310,152
Consolidated Communications Holdings, Inc. (a)	106,720	2,125,862

13

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
FairPoint Communications, Inc. *	47,374	682,186
General Communication, Inc., Class A *	49,997	1,849,389
Globalstar, Inc. *(a)	735,629	1,456,545
IDT Corp., Class B	42,784	725,617
Intelsat S.A. *(a)	87,542	269,629
Iridium Communications, Inc. *	175,784	1,740,262
NII Holdings, Inc. *	130,400	74,067
ORBCOMM, Inc. *	145,029	1,421,284
pdvWireless, Inc. *	19,174	458,259
Shenandoah Telecommunications Co.	94,340	2,891,521
Spok Holdings, Inc.	42,627	741,710
Telephone & Data Systems, Inc.	196,751	5,613,306
United States Cellular Corp. *	25,581	1,022,217
Vonage Holdings Corp. *	399,941	2,763,592
Windstream Holdings, Inc.	366,153	1,556,150
		31,581,684

Transportation 1.6%
Air Transport Services Group, Inc. *	96,811	2,308,942
Allegiant Travel Co.	27,829	3,812,573
ArcBest Corp.	49,948	939,022
Atlas Air Worldwide Holdings, Inc. *	54,749	2,666,276
Celadon Group, Inc. (a)	29,869	59,738
Echo Global Logistics, Inc. *	61,411	1,145,315
Forward Air Corp.	63,542	3,312,444
Hawaiian Holdings, Inc. *	110,017	5,511,852
Heartland Express, Inc.	91,168	1,773,218
Hub Group, Inc., Class A *	70,518	2,528,070
Kirby Corp. *	111,265	7,371,306
Knight Transportation, Inc.	136,676	4,558,145
Landstar System, Inc.	87,130	7,279,712
Marten Transport Ltd.	48,928	1,210,968
Matson, Inc.	87,556	2,561,889
Roadrunner Transportation Systems, Inc. *	78,009	495,357
Ryder System, Inc.	110,649	7,349,307
Saia, Inc. *	52,528	2,426,794
SkyWest, Inc.	112,069	3,843,967
Spirit Airlines, Inc. *	146,059	7,755,733
Swift Transportation Co. *	169,138	4,050,855
Universal Logistics Holdings, Inc.	6,529	90,100
Werner Enterprises, Inc.	92,820	2,529,345
XPO Logistics, Inc. *	168,792	8,878,459
		84,459,387

Utilities 3.4%
ALLETE, Inc.	104,647	7,680,043
American States Water Co.	73,955	3,386,399
AquaVenture Holdings Ltd. *	11,167	189,281
Avista Corp.	131,482	5,632,689
Black Hills Corp.	113,088	7,864,140
California Water Service Group	99,514	3,448,160
Chesapeake Utilities Corp.	35,264	2,618,352
Connecticut Water Service, Inc.	21,885	1,161,218
Dynegy, Inc. *	292,810	2,421,539
El Paso Electric Co.	85,916	4,639,464
Great Plains Energy, Inc.	452,161	12,990,586
Hawaiian Electric Industries, Inc.	224,639	7,444,536
IDACORP, Inc.	106,577	9,304,172
MDU Resources Group, Inc.	402,179	10,951,334
MGE Energy, Inc.	74,254	4,833,935
Middlesex Water Co.	33,266	1,174,955
New Jersey Resources Corp.	178,706	7,487,781
Northwest Natural Gas Co.	60,954	3,733,432
NorthWestern Corp.	101,860	6,311,246
NRG Yield, Inc., Class A	72,426	1,245,727
NRG Yield, Inc., Class C	126,116	2,232,253
ONE Gas, Inc.	108,221	7,645,814
Security	Number of Shares	Value ($)
Ormat Technologies, Inc.	74,234	4,418,408
Otter Tail Corp.	83,941	3,353,443
Pattern Energy Group, Inc.	144,539	3,260,800
PNM Resources, Inc.	165,750	6,381,375
Portland General Electric Co.	184,614	8,739,627
SJW Group	33,244	1,597,042
South Jersey Industries, Inc.	168,739	6,143,787
Southwest Gas Holdings, Inc.	97,651	7,770,090
Spire, Inc.	100,478	7,118,866
TerraForm Global, Inc., Class A *	88,904	435,630
TerraForm Power, Inc., Class A *	148,784	1,841,946
Unitil Corp.	26,548	1,263,154
Vectren Corp.	171,428	10,515,393
WGL Holdings, Inc.	105,158	8,700,773
		185,937,390
Total Common Stock
(Cost $4,807,406,320)		5,406,690,098

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(b)	177,806	302,270

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(b)	193,941	215,275
Forest Laboratories, Inc., CVR *(b)	5,521	—
		215,275
Total Rights
(Cost $215,275)		517,545

Other Investment Companies 2.0% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72% (c)	7,648,888	7,648,888

Securities Lending Collateral 1.9%
Wells Fargo Government Money Market Fund, Select Class 0.71% (c)	100,789,592	100,789,592
Total Other Investment Companies
(Cost $108,438,480)		108,438,480

End of Investments

At 05/31/17, the tax basis cost of the fund's investments was $4,928,089,291 and the unrealized appreciation and depreciation were $920,955,101 and ($333,398,269), respectively, with a net unrealized appreciation of $587,556,832.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $97,260,793.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

14

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 05/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, e-mini, Long, expires 06/16/17	95	6,503,225	13,652

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$5,406,690,098	$—	$—	$5,406,690,098
Rights [1]	—	—	517,545 *	517,545
Other Investment Companies[1]	108,438,480	—	—	108,438,480
Total	$5,515,128,578	$—	$517,545	$5,515,646,123
Other Financial Instruments
Futures Contracts[2]	$13,652	$—	$—	$13,652
*	Level 3 amount shown includes securities determined to have no value at May 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
15

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF™

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	4,920,969,862	5,470,600,910
0.2%	Other Investment Company	7,193,613	7,193,613
99.8%	Total Investments	4,928,163,475	5,477,794,523
0.2%	Other Assets and Liabilities, Net		13,155,922
100.0%	Net Assets		5,490,950,445

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.2%
Harley-Davidson, Inc.	257,672	13,659,193

Banks 0.3%
Boston Private Financial Holdings, Inc.	125,402	1,818,329
Columbia Banking System, Inc.	86,555	3,177,434
PacWest Bancorp	181,437	8,467,665
Umpqua Holdings Corp.	329,663	5,586,139
		19,049,567

Capital Goods 11.8%
3M Co.	886,501	181,262,860
Cummins, Inc.	229,230	36,149,571
Eaton Corp. plc	664,168	51,393,320
Emerson Electric Co.	955,069	56,463,679
Fastenal Co.	436,508	18,844,050
Lockheed Martin Corp.	373,882	105,109,447
Rockwell Automation, Inc.	190,175	30,184,576
The Boeing Co.	849,510	159,393,561
Watsco, Inc.	48,714	6,874,520
		645,675,584

Commercial & Professional Services 0.1%
R.R. Donnelley & Sons Co.	103,429	1,232,874
Steelcase, Inc., Class A	135,691	2,272,824
		3,505,698

Consumer Durables & Apparel 1.6%
Ethan Allen Interiors, Inc.	32,799	883,933
Garmin Ltd.	171,449	8,922,206
Hasbro, Inc.	165,936	17,466,423
Leggett & Platt, Inc.	198,561	10,329,143
Mattel, Inc.	507,741	11,632,346
Polaris Industries, Inc.	86,506	7,231,902
Tupperware Brands Corp.	74,048	5,324,792
VF Corp.	483,328	26,003,046
		87,793,791

Security	Number of Shares	Value ($)
Consumer Services 3.8%
Cracker Barrel Old Country Store, Inc.	39,000	6,505,590
Darden Restaurants, Inc.	180,829	16,081,123
McDonald's Corp.	1,227,748	185,254,896
		207,841,609

Diversified Financials 2.0%
CME Group, Inc.	500,800	58,738,832
Cohen & Steers, Inc.	29,733	1,165,534
Eaton Vance Corp.	166,926	7,773,744
Federated Investors, Inc., Class B	149,722	3,976,616
Greenhill & Co., Inc.	40,812	826,443
Lazard Ltd., Class A	189,623	8,438,223
T. Rowe Price Group, Inc.	356,114	25,084,670
Waddell & Reed Financial, Inc., Class A	123,146	2,061,464
		108,065,526

Energy 5.6%
Exxon Mobil Corp.	2,988,925	240,608,462
Helmerich & Payne, Inc.	160,612	8,457,828
ONEOK, Inc.	320,054	15,900,283
Valero Energy Corp.	657,819	40,436,134
		305,402,707

Food & Staples Retailing 3.2%
Wal-Mart Stores, Inc.	2,228,750	175,179,750

Food, Beverage & Tobacco 15.8%
Altria Group, Inc.	2,897,182	218,563,410
B&G Foods, Inc.	113,765	4,613,171
Flowers Foods, Inc.	296,414	5,477,731
General Mills, Inc.	872,471	49,504,005
PepsiCo, Inc.	2,121,921	247,988,907
Reynolds American, Inc.	1,239,173	83,334,384
The Coca-Cola Co.	5,742,526	261,112,657
		870,594,265

Health Care Equipment & Services 0.0%
Meridian Bioscience, Inc.	63,743	879,653

Household & Personal Products 6.1%
Kimberly-Clark Corp.	531,907	69,004,295
Nu Skin Enterprises, Inc., Class A	85,326	4,682,691
The Clorox Co.	190,049	25,795,351
The Procter & Gamble Co.	2,687,986	236,784,686
		336,267,023

1

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insurance 0.8%
American Financial Group, Inc.	107,612	10,745,058
AmTrust Financial Services, Inc.	160,496	2,108,917
Mercury General Corp.	53,868	3,016,608
Principal Financial Group, Inc.	395,058	24,853,099
Safety Insurance Group, Inc.	22,905	1,524,328
Stewart Information Services Corp.	33,216	1,502,692
Universal Insurance Holdings, Inc.	48,475	1,194,909
		44,945,611

Materials 3.0%
Compass Minerals International, Inc.	53,882	3,456,530
Innophos Holdings, Inc.	28,183	1,191,859
International Paper Co.	605,237	32,004,933
Packaging Corp. of America	136,548	13,949,744
Schweitzer-Mauduit International, Inc.	44,057	1,642,445
Sonoco Products Co.	154,052	7,811,977
The Dow Chemical Co.	1,650,315	102,253,517
		162,311,005

Media 0.6%
Meredith Corp.	62,637	3,388,662
Omnicom Group, Inc.	342,553	28,678,537
		32,067,199

Pharmaceuticals, Biotechnology & Life Sciences 8.8%
Johnson & Johnson	1,953,263	250,505,980
Pfizer, Inc.	7,145,076	233,286,731
		483,792,711

Retailing 7.0%
American Eagle Outfitters, Inc.	252,949	2,908,914
Best Buy Co., Inc.	400,472	23,784,032
Genuine Parts Co.	224,939	20,833,850
Macy's, Inc.	440,861	10,360,233
Nordstrom, Inc.	166,935	6,977,883
Staples, Inc.	944,985	8,580,464
Target Corp.	826,592	45,586,549
The Buckle, Inc.	41,723	709,291
The Cato Corp., Class A	30,804	621,009
The Gap, Inc.	325,949	7,333,853
The Home Depot, Inc.	1,649,283	253,181,433
Williams-Sonoma, Inc.	113,128	5,504,808
		386,382,319

Semiconductors & Semiconductor Equipment 10.5%
Analog Devices, Inc.	453,131	38,860,514
Intel Corp.	6,798,970	245,510,807
Maxim Integrated Products, Inc.	422,517	20,196,313
QUALCOMM, Inc.	2,143,420	122,753,663
Texas Instruments, Inc.	1,475,698	121,730,328
Xilinx, Inc.	375,953	25,079,825
		574,131,450

Software & Services 10.6%
Automatic Data Processing, Inc.	667,908	68,373,742
CA, Inc.	457,934	14,548,563
International Business Machines Corp.	1,286,063	196,291,795
Security	Number of Shares	Value ($)
Microsoft Corp.	3,729,914	260,497,194
Paychex, Inc.	480,335	28,450,242
The Western Union Co.	745,385	14,177,223
		582,338,759

Technology Hardware & Equipment 0.9%
AVX Corp.	99,917	1,635,641
HP, Inc.	2,514,312	47,168,493
		48,804,134

Telecommunication Services 4.2%
Verizon Communications, Inc.	4,928,740	229,876,434

Transportation 2.2%
C.H. Robinson Worldwide, Inc.	208,981	14,003,817
United Parcel Service, Inc., Class B	1,018,098	107,887,845
		121,891,662

Utilities 0.5%
WEC Energy Group, Inc.	480,326	30,145,260
Total Common Stock
(Cost $4,920,969,862)		5,470,600,910

Other Investment Company 0.2% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72% (a)	7,193,613	7,193,613
Total Other Investment Company
(Cost $7,193,613)		7,193,613

End of Investments

At 05/31/17, the tax basis cost of the fund's investments was $4,930,833,365 and the unrealized appreciation and depreciation were $650,191,588 and ($103,230,430), respectively, with a net unrealized appreciation of $546,961,158.
(a)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 05/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/16/17	150	18,083,250	138,709

2

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$5,470,600,910	$—	$—	$5,470,600,910
Other Investment Company[1]	7,193,613	—	—	7,193,613
Total	$5,477,794,523	$—	$—	$5,477,794,523
Other Financial Instruments
Futures Contracts[2]	$138,709	$—	$—	$138,709
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
3

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
4

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation (CSC) if that company is included in its index. Below is the summary of investment activities involving CSC shares owned by the funds during the report period:
Fund	Balance of Shares Held at 8/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 5/31/17	Market Value at 5/31/17	Realized Gains(Losses) 9/1/16 to 5/31/17	Dividends Received 9/1/16 to 5/31/17
Schwab U.S. Broad Market ETF	366,815	73,780	(5,460)	435,135	$16,861,481	$123,287	$93,645
Schwab U.S. Large-Cap ETF	374,662	119,952	(10,749)	483,865	18,749,769	36,015	99,343
Schwab U.S. Large-Cap Growth ETF	365,001	117,682	(12,086)	470,597	18,235,634	279,336	96,848
REG89448MAY17
5

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 18, 2017

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	July 18, 2017